AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON APRIL 4, 2006
                    REGISTRATION NOS. 333-19497 AND 811-08009
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933     [X]
      Pre-Effective Amendment                               [ ]
      Post-Effective Amendment No. 23                       [X]

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY
ACT OF 1940                                                 [X]
      Amendment No. 24                                      [X]

                        OLD MUTUAL INSURANCE SERIES FUND
         (EXACT NAME OF REGISTRANT AS SPECIFIED IN DECLARATION OF TRUST)

            4643 S. Ulster Street, 6th Floor, Denver, Colorado 80237
                    (ADDRESS OF PRINCIPAL EXECUTIVE OFFICES)

        REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE (720) 200-7600

                                David J. Bullock
                            Old Mutual Capital, Inc.
            4643 S. Ulster Street, 6th Floor, Denver, Colorado 80237
                     (Name and Address of Agent For Service)

                                   COPIES TO:

     William H. Rheiner, Esq.       and to          Andra M. Ozols, Esq.
Ballard Spahr Andrews & Ingersoll                Old Mutual Capital, Inc.
  1735 Market Street, 51st Floor             4643 S. Ulster Street, 6th Floor
   Philadelphia, PA 19103-7599                       Denver, CO 80237
          (215) 864-8600                              (720) 200-7725

Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of this Filing.

It is proposed that this filing will become effective (check appropriate box)
[X]   immediately upon filing pursuant to paragraph (b)
[ ]   on (date) pursuant to paragraph (b)
[ ]   60 days after filing pursuant to paragraph (a)(1)
[ ]   on [date] pursuant to paragraph (a)(1)
[ ]   75 days after filing pursuant to paragraph (a)(2)
[ ]   on (date) pursuant to paragraph (a)(2) of rule 485

If appropriate, check the following box:

[ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Offered: Common Stock

                                   PROSPECTUS

                        OLD MUTUAL INSURANCE SERIES FUND

                                  APRIL 4, 2006

o     OLD MUTUAL COLUMBUS CIRCLE TECHNOLOGY AND COMMUNICATIONS PORTFOLIO
o     OLD MUTUAL GROWTH II PORTFOLIO
o     OLD MUTUAL LARGE CAP GROWTH PORTFOLIO
o     OLD MUTUAL LARGE CAP GROWTH CONCENTRATED PORTFOLIO
o     OLD MUTUAL MID-CAP PORTFOLIO
o     OLD MUTUAL SELECT VALUE PORTFOLIO
o     OLD MUTUAL SMALL CAP PORTFOLIO
o     OLD MUTUAL SMALL CAP GROWTH PORTFOLIO

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved any Portfolio shares as an investment or determined whether this prospectus is truthful or complete. Anyone who tells you otherwise is committing a crime.

INTRODUCTION

An Introduction to Old Mutual Insurance Series Fund and this Prospectus:

Old Mutual Insurance Series Fund (formerly known as PBHG Insurance Series Fund) (the "Trust") is a mutual fund that sells shares in its separate investment portfolios (each a "Portfolio" and collectively, the "Portfolios") through variable annuity contracts ("VA Contracts") and variable life insurance policies ("VLI Policies") offered by separate accounts of certain insurance companies ("Participating Insurance Companies").

This Prospectus contains important information you should know before investing in any Portfolio and as a shareholder in a Portfolio. This information is arranged into different sections for easy reading and future reference. To obtain more information about the Portfolios, please refer to the back cover of this Prospectus.

Portfolio Summaries
--------------

Each Portfolio has its own investment objective and strategies for reaching that goal. Before investing, make sure the Portfolio's goal matches your own. A description of each Portfolio's goal, principal investment strategies, main risks of investing, and fees and expenses are described under each Portfolio's Summary. Additional information about the Portfolios' investment strategies begins on page 36.

In general, these Portfolios are designed for long-term investors, such as those saving for retirement, or investors that want a fund that seeks to outperform the market in which it invests over the long-term. These Portfolios may not be suitable for investors who are pursuing a short-term investment goal, such as investing emergency reserves. These Portfolios also may not be suitable for investors who require regular income or stability of principal.

[On side panel: The Portfolios that primarily invest in small cap companies will generally maintain an average market capitalization below $2.5 billion, although a Portfolio may invest in companies outside this range. The Portfolios that primarily invest in mid-cap companies will normally maintain an average market capitalization between $2.5 billion and $10 billion and the Portfolios that primarily invest in large cap companies will generally maintain an average market capitalization above $10 billion, although a Portfolio may invest outside of these ranges.]

Investment Adviser and Sub-Advisers
-----------------------------------

Old Mutual Capital, Inc. ("Old Mutual Capital") is the investment adviser for each Portfolio. Old Mutual Capital has retained the following sub-advisers to assist in managing the Portfolios: CastleArk Management, LLC ("CastleArk"); Columbus Circle Investors ("Columbus Circle"); Copper Rock Capital Partners LLC ("Copper Rock"); Eagle Asset Management, Inc. ("Eagle"); Liberty Ridge Capital, Inc. ("Liberty Ridge"); Munder Capital Management ("Munder"); and Turner Investment Partners, Inc. ("Turner") (each a "Sub-Adviser, and collectively, the "Sub-Advisers"). Old Mutual Capital and each Sub-Adviser provide services pursuant to an interim advisory agreement and interim sub-advisory agreements, respectively, approved by the Portfolios' Board of Trustees (the "Board") while shareholder approval of new advisory and sub-advisory agreements is sought. For information about the Adviser, Sub-Advisers and their respective advisory and sub-advisory agreements, see page 44 of this Prospectus.

[On side panel: What the Portfolios Are - And Aren't

These Portfolios are mutual funds - pooled investments that are professionally managed and provide you the opportunity to participate in financial markets. The Portfolios strive to meet their stated goals, although as with all mutual funds, they cannot offer guaranteed results. As with any mutual fund, there is always a risk that you may lose money on your investment in a Portfolio.

An investment in the Portfolios is not a bank deposit. It is not insured or guaranteed by the Federal Deposit Insurance Corporation ("FDIC") or any other government agency.]

                                    CONTENTS

                                                                            PAGE

PORTFOLIO SUMMARIES ......................................................    6
   OLD MUTUAL COLUMBUS CIRCLE TECHNOLOGY AND COMMUNICATIONS PORTFOLIO ....    6
   OLD MUTUAL GROWTH II PORTFOLIO ........................................    9
   OLD MUTUAL LARGE CAP GROWTH PORTFOLIO .................................   12
   OLD MUTUAL LARGE CAP GROWTH CONCENTRATED PORTFOLIO ....................   15
   OLD MUTUAL MID-CAP PORTFOLIO ..........................................   19
   OLD MUTUAL SELECT VALUE PORTFOLIO .....................................   22
   OLD MUTUAL SMALL CAP PORTFOLIO ........................................   25
   OLD MUTUAL SMALL CAP GROWTH PORTFOLIO .................................   28
MORE ABOUT THE FUNDS .....................................................   36
   INVESTMENT STRATEGIES .................................................   36
   MORE ABOUT INVESTMENT STRATEGIES AND RISKS ............................   40
   NON-FUNDAMENTAL POLICY ................................................   42
   SUB-ADVISER ALLOCATIONS ...............................................   42
   DISCLOSURE OF PORTFOLIO HOLDINGS ......................................   43
THE INVESTMENT ADVISER AND SUB-ADVISERS ..................................   44
   THE INVESTMENT ADVISER ................................................   44
   THE SUB-ADVISERS ......................................................   44
   LEGAL PROCEEDINGS .....................................................   46
   THE PORTFOLIO MANAGERS ................................................   48
ABOUT YOUR INVESTMENT ....................................................   53
   YOUR SHARE PRICE ......................................................   53
   VALUING PORTFOLIO SECURITIES ..........................................   53
   FAIR VALUE PRICING ....................................................   53
INVESTING IN THE FUNDS ...................................................   55
   POLICY REGARDING EXCESSIVE OR SHORT-TERM TRADING ......................   55
   BUYING & SELLING PORTFOLIO SHARES .....................................   56
   DISTRIBUTIONS AND TAXES ...............................................   56
   POTENTIAL CONFLICTS OF INTEREST .......................................   58
FINANCIAL HIGHLIGHTS .....................................................   58

PORTFOLIO SUMMARIES

OLD MUTUAL COLUMBUS CIRCLE TECHNOLOGY AND COMMUNICATIONS PORTFOLIO (formerly known as Liberty Ridge Technology & Communications Portfolio)

INVESTMENT APPROACH

The Portfolio, a non-diversified fund, seeks to provide investors with long-term growth of capital. To pursue this goal, the Portfolio normally invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of companies in the technology and communications sectors of the stock market. The Portfolio is concentrated, which means it will invest 25% or more of its total assets in the group of industries within those sectors. The Portfolio's holdings may range from smaller companies developing new technologies or pursuing scientific breakthroughs to large firms with established track records in developing, using or marketing scientific advances. Equity securities in which the Portfolio may invest include common and preferred stocks.

[On side panel: Industries in the Technology sector include Application Software, Communications Equipment, Computer Hardware, Computer Storage & Peripherals, Data Processing & Outsourced Services, Electronic Equipment Manufacturers, Electronic Manufacturing Services, Home Entertainment Software, Internet Software & Services, IT Consulting & Services, Office Electronics, Semiconductor Equipment, Semiconductors, Systems Software and Technology Distributors.

Industries in the Communications sector include Alternative Carriers, Integrated Telecommunications Services, and Wireless Telecommunication Services.]

[On side panel: Sub-Adviser: Columbus Circle Investors]

MAIN INVESTMENT RISKS

Like all investments in securities, you risk losing money by investing in the Portfolio. The main risks of investing in this Portfolio are:

Stock Market Risk. The value of the stocks and other securities owned by the Portfolio will fluctuate depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence. The market also may fail to recognize the intrinsic worth of an investment or the Sub-Adviser may misgauge that worth.

Industry and Sector Risk. Companies that have similar lines of business are grouped together in broad categories called industries. Certain industries are grouped together in broader categories called sectors. The Portfolio concentrates its investments in specific industries within the technology and communications sectors, which causes the Portfolio's performance to be susceptible to the economic, business or other developments that affect those industries. The Portfolio's performance may be impacted by general economic conditions, worldwide scientific and technological developments, product cycles, competition, and government regulation.

Non-Diversified Portfolio Risk. The Portfolio is "non-diversified" which means that it may own larger positions in a smaller number of securities than portfolios that are "diversified." The Portfolio may invest up to 25% of its total assets in the securities of one issuer. This means that an increase or decrease in the value of a single security likely will have a greater impact on the Portfolio's NAV and total return than a diversified portfolio. The Portfolio's share prices may also be more volatile than those of a diversified portfolio.

Small and Mid-Size Company Risk. The Portfolio may invest in small or mid-size companies. While small and mid-size companies may offer greater potential for capital appreciation than larger and more established companies, they may also involve greater risk of loss and price fluctuation. The trading markets for securities of smaller-cap issuers may be less liquid and more volatile than securities of larger companies. This means that the Portfolio could have greater difficulty buying or selling a security of a smaller-cap issuer at an acceptable price, especially in periods of market volatility.

PERFORMANCE INFORMATION

The following information illustrates the risks of investing in the Portfolio by showing changes in the Portfolio's performance year to year and by showing how the Portfolio's average annual returns compare to those of an unmanaged securities index. The Portfolio's performance is compared to the PSE Technology Index(R) which is a price-weighted index of the top 100 U.S. technology stocks. All performance figures reflect the reinvestment of dividends and capital gains distributions but do not reflect any additional charges or expenses that may be imposed under the VA Contracts or VLI Policies. If such charges or expenses were reflected, the returns in the bar chart and table would be lower. The Portfolio's past performance does not indicate how it will perform in the future.

                              2005           9.91%
                              2004           6.42%
                              2003          45.33%
                              2002         -53.99%
                              2001         -52.32%
                              2000         -42.12%
                              1999         234.38%
                              1998          32.20%

                                  BEST QUARTER
                    4th Quarter 1999                 108.57%

                                 WORST QUARTER
                    4th Quarter 2000                 -49.86%

                   AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/05

                                                                SINCE
                                                              INCEPTION
                                 PAST 1 YEAR   PAST 5 YEARS   (4/30/97)
Columbus Circle Technology and
Communications Portfolio            9.91%        -17.90%        -0.08%
PSE Technology Index(R)             7.80%          0.84%        15.24%

Prior to January 1, 2006, the Portfolio was managed by an investment adviser different than the Portfolio's current Sub-Adviser and the Portfolio's performance prior to January 1, 2006 may not be indicative of how it will perform in the future.

FEES AND EXPENSES

This table summarizes the shareholder transaction fees and annual operating expenses you would pay as an investor in the Portfolio. Shareholder transaction fees are paid directly from your account. Annual operating expenses are paid out of the Portfolio's assets. The shareholder transaction fees and the annual fund operating expenses shown in the table do not reflect any additional charges or expenses that may be imposed under the VA Contracts or VLI Policies.

FEES AND EXPENSES TABLE

SHAREHOLDER TRANSACTION FEES

(Fees paid directly from your investment)

--------------------------------------------------------------------------------
Maximum Sales Charge (Load)
   Imposed on Purchases .....................................   Not Applicable
Maximum Deferred Sales Charge (Load) ........................   Not Applicable
Maximum Sales Charge (Load)
   Imposed on Reinvested
   Dividends and Other Distributions ........................   Not Applicable
Redemption Fee ..............................................   Not Applicable
Exchange Fee ................................................   Not Applicable
ANNUAL FUND OPERATING EXPENSES
(Expenses that are deducted from portfolio assets)
--------------------------------------------------------------------------------
Management Fees .............................................   0.95%(1)
Distribution and/or Services (12b-1) Fees ...................   None
Other Expenses ..............................................   0.19%(1)
Total Annual Fund Operating Expenses ........................   1.14%
Minus Fee Waiver and/or Expense Reimbursement (contingent) ..   0.29%
Net Expenses ................................................   0.85%(2)

(1) The "Management Fees" information in the table has been restated to reflect the current management fee arrangement with Old Mutual Capital, which includes fees for advisory and administrative services. The "Other Expenses" information in the table has been restated to reflect the elimination of the 0.1227% administrative service fee previously charged to the Portfolios.

(2) These are the expenses you should expect to pay as an investor in this Portfolio for the fiscal year ending December 31, 2006 as a result of Old Mutual Capital's contractual agreement to waive through December 31, 2008 that portion, if any, of the annual management fees payable by the Portfolio and to pay certain expenses of the Portfolio to the extent necessary to ensure that the total annual fund operating expenses (excluding interest, taxes, brokerage and extraordinary expenses) do not exceed 0.85%. Old Mutual Capital may be entitled to reimbursement of any fees waived pursuant to this arrangement in any fiscal year in which the Portfolio's total assets are greater than $75 million and its total annual fund operating expenses are less than 0.85%. Old Mutual Capital and Liberty Ridge have agreed to not seek reimbursement for fees waived previously by Liberty Ridge.

EXAMPLE

This example translates the "Total Annual Fund Operating Expenses" shown in the preceding table into dollar amounts. With this information, you can more easily compare the cost of investing in the Portfolio to the cost of investing in other mutual funds. This example makes four assumptions: 1) you invest $10,000 in the Portfolio for the time periods shown; 2) you redeem all your shares at the end of those time periods; 3) you earn a 5% return on your investment each year; and
4) the Portfolio's operating expenses are net of any contractual fee waivers or expense reimbursements for the period of the contractual commitment. The example is hypothetical. Your actual costs and returns may be higher or lower. In addition, this example does not reflect any additional charges or expenses that may be imposed under the VA Contracts or VLI Policies. If these additional charges or expenses were reflected in the example, the costs would be higher.

                                   YOUR COST
                                1 Year     $   87
                               5 Years     $  540
                              10 Years     $1,314

OLD MUTUAL GROWTH II PORTFOLIO
(formerly known as Liberty Ridge Growth II Portfolio)

INVESTMENT APPROACH

The Portfolio seeks to provide investors with capital appreciation. To pursue this goal, the Portfolio normally invests at least 65% of its net assets in equity securities of small and mid-cap companies with favorable growth prospects. Equity securities in which the Portfolio may invest include common stocks and preferred stocks.

[On side panel: Sub-Advisers: Munder Capital Management and Turner Investment Partners, Inc.]

MAIN INVESTMENT RISKS

Like all investments in securities, you risk losing money by investing in the Portfolio. The main risks of investing in this Portfolio are:

Stock Market Risk. The value of the stocks and other securities owned by the Portfolio will fluctuate depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence. The market also may fail to recognize the intrinsic worth of an investment or the Sub-Adviser may misgauge that worth.

Investment Style Risk. Market performance tends to be cyclical, and during various cycles, certain investment styles may fall in and out of favor. The market may not favor the Portfolio's growth style of investing, and the Portfolio's returns may vary considerably from other equity funds using different investment styles.

Small and Mid-Size Company Risk. The Portfolio primarily invests in small or mid-size companies. While small and mid-size companies may offer greater potential for capital appreciation than larger and more established companies, they may also involve greater risk of loss and price fluctuation. The trading markets for securities of small-cap issuers may be less liquid and more volatile than securities of larger companies. This means that the Portfolio could have greater difficulty buying or selling a security of a smaller-cap issuer at an acceptable price, especially in periods of market volatility.

Industry and Sector Risk. Companies that have similar lines of business are grouped together in broad categories called industries. Certain industries are grouped together in broader categories called sectors. The Portfolio may overweight certain industries within a sector, which may cause the Portfolio's performance to be susceptible to the economic, business or other developments that affect those industries.

PERFORMANCE INFORMATION

The following information illustrates the risks of investing in the Portfolio by showing changes in the Portfolio's performance year to year and by showing how the Portfolio's average annual returns compare to those of an unmanaged securities index. The Portfolio's performance is compared to the Russell Midcap(R) Growth Index, an unmanaged index that measures the performance of those securities in the Russell Midcap(R) Index with greater-than-average growth characteristics. All performance figures reflect the reinvestment of dividends and capital gain distributions but do not reflect any additional charges or expenses that may be imposed under the VA Contracts or VLI Policies. If such charges or expenses were reflected, the returns in the bar chart and table would be lower. The Portfolio's past performance does not indicate how it will perform in the future.

                              2005          11.35%
                              2004           6.61%
                              2003          25.70%
                              2002         -30.43%
                              2001         -40.47%
                              2000         -16.67%
                              1999          98.19%
                              1998           8.19%

                                  BEST QUARTER
                    4th Quarter 1999                  49.97%
                                  WORST QUARTER
                    1st Quarter 2001                 -39.25%

                   AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/05

                                                                      SINCE
                                                                    INCEPTION
                                    PAST 1 YEAR   PAST 5 YEARS      (4/30/97)
   --------------------------------------------------------------------------
   Growth II Portfolio                  11.35%        -9.17%           2.00%
                                    -----------   ------------      ---------
   Russell Midcap(R) Growth Index       12.10%         1.38%           8.09%

Prior to January 1, 2006, the Portfolio was managed by an investment adviser different than the Portfolio's current Sub-Advisers and the Portfolio's performance prior to January 1, 2006 may not be indicative of how it will perform in the future.

FEES AND EXPENSES

This table summarizes the shareholder transaction fees and annual operating expenses you would pay as an investor in the Portfolio. Shareholder transaction fees are paid directly from your account. Annual operating expenses are paid out of the Portfolio's assets. The shareholder transaction fees and the annual fund operating expenses shown in the table do not reflect any additional charges or expenses that may be imposed under the VA Contracts or VLI Policies.

FEES AND EXPENSES TABLE

SHAREHOLDER TRANSACTION FEES

(Fees paid directly from your investment)

--------------------------------------------------------------------------------
Maximum Sales Charge (Load)
   Imposed on Purchases .....................................   Not Applicable
Maximum Deferred Sales Charge (Load) ........................   Not Applicable
Maximum Sales Charge (Load)
   Imposed on Reinvested
   Dividends (and Other Distributions) ......................   Not Applicable
Redemption Fee ..............................................   Not Applicable
Exchange Fee ................................................   Not Applicable

ANNUAL FUND OPERATING EXPENSES
(Expenses that are deducted from portfolio assets)
--------------------------------------------------------------------------------
Management Fees .............................................   0.825%(1)
Distribution and/or Services (12b-1) Fees ...................   None
Other Expenses ..............................................   0.365%(1)
Total Annual Fund Operating Expenses                            1.19%
Minus Fee Waiver and/or Expense Reimbursement (contingent) ..   0.15%
Net Expenses ................................................   1.04%(2)

(1) The "Management Fees" information in the table has been restated to reflect the current management fee arrangement with Old Mutual Capital, which includes fees for advisory and administrative services. The "Other Expenses" information in the table has been restated to reflect the elimination of the 0.1227% administrative service fee previously charged to the Portfolios.

(2) These are the expenses you should expect to pay as an investor in this Portfolio for the fiscal year ending December 31, 2006 as a result of Old Mutual Capital's contractual agreement to waive through December 31, 2008 that portion, if any, of the annual management fees payable by the Portfolio and to pay certain expenses of the Portfolio to the extent necessary to ensure that the total annual fund operating expenses (excluding interest, taxes, brokerage and extraordinary expenses) do not exceed 1.04%. Old Mutual Capital may be entitled to reimbursement of any fees waived pursuant to this arrangement in any fiscal year in which the Portfolio's total assets are greater than $75 million and its total annual fund operating expenses are less than 1.04%. Old Mutual Capital and Liberty Ridge have agreed to not seek reimbursement for fees waived previously by Liberty Ridge.

EXAMPLE

This example translates the "Total Annual Fund Operating Expenses" shown in the preceding table into dollar amounts. With this information, you can more easily compare the cost of investing in the Portfolio to the cost of investing in other mutual funds. This example makes four assumptions: 1) you invest $10,000 in the Portfolio for the time periods shown; 2) you redeem all your shares at the end of those time periods; 3) you earn a 5% return on your investment each year; and
4) the Portfolio's operating expenses are net of any contractual fee waivers or expense reimbursements for the period of the contractual commitment. The example is hypothetical. Your actual costs and returns may be higher or lower. In addition, this example does not reflect any additional charges or expenses that may be imposed under the VA Contracts or VLI Policies. If these additional charges or expenses were reflected in the example, the costs would be higher.

                                   YOUR COST
                                1 Year     $  106
                               5 Years     $  609
                              10 Years     $1,407

OLD MUTUAL LARGE CAP GROWTH PORTFOLIO
(formerly known as Liberty Ridge Large Cap Growth Portfolio)

INVESTMENT APPROACH

The Portfolio seeks to provide investors with long-term growth of capital. To pursue this goal, the Portfolio normally invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of large cap companies with favorable growth prospects. Equity securities in which the Portfolio may invest include common and preferred stocks.

[On side panel: Sub-Advisers: CastleArk Management, LLC and Turner Investment Partners, Inc.]

MAIN INVESTMENT RISKS

Like all investments in securities, you risk losing money by investing in the Portfolio. The main risks of investing in this Portfolio are:

Stock Market Risk. The value of the stocks and other securities owned by the Portfolio will fluctuate depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence. The market also may fail to recognize the intrinsic worth of an investment or the Sub-Adviser may misgauge that worth.

Investment Style Risk. Market performance tends to be cyclical, and during various cycles, certain investment styles may fall in and out of favor. The market may not favor the Portfolio's growth style of investing, and the Portfolio's returns may vary considerably from other equity funds using different investment styles.

Industry and Sector Risk. Companies that have similar lines of business are grouped together in broad categories called industries. Certain industries are grouped together in broader categories called sectors. The Portfolio may overweight certain industries within a sector, which may cause the Portfolio's performance to be susceptible to the economic, business or other developments that affect those industries.

PERFORMANCE INFORMATION

The following information illustrates the risks of investing in the Portfolio by showing changes in the Portfolio's performance year to year and by showing how the Portfolio's average annual returns compare to those of unmanaged securities indexes. The Portfolio's performance is compared to its benchmark, the Russell 1000(R) Growth Index, a widely recognized, unmanaged index that measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values, and the S&P 500 Index, a widely recognized, unmanaged index that measures the performance of large cap stocks across all major industries. All performance figures reflect the reinvestment of dividends and capital gains distributions, but do not reflect any additional charges or expenses that may be imposed under the VA Contracts or VLI Policies. If such charges or expenses were reflected, the returns in the bar chart and table would be lower. The Portfolio's past performance does not indicate how it will perform in the future.

                              2005            4.56%
                              2004            8.95%
                              2003           31.19%
                              2002          -29.32%
                              2001          -28.28%
                              2000           -1.48%
                              1999           65.22%
                              1998           30.63%

                                  BEST QUARTER

               4th Quarter 1999                            55.36%

                                  WORST QUARTER

               4th Quarter 2000                           -22.34%

                   AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/05

                                                                        SINCE
                                                                      INCEPTION
                                         PAST 1 YEAR   PAST 5 YEARS   (4/30/97)
                                         -----------   ------------   ---------
Large Cap Growth Portfolio                  4.56%         -5.40%        7.71%
Russell 1000(R) Growth Index                5.26%         -3.58%        3.48%
S&P 500 Index                               4.91%          0.54%        6.88%

Prior to January 1, 2006, the Portfolio was managed by an investment adviser different than the Portfolio's current Sub-Advisers and the Portfolio's performance prior to January 1, 2006 may not be indicative of how it will perform in the future.

FEES AND EXPENSES

This table summarizes the shareholder transaction fees and annual operating expenses you would pay as an investor in the Portfolio. Shareholder transaction fees are paid directly from your account. Annual operating expenses are paid out of the Portfolio's assets. The shareholder transaction fees and the annual fund operating expenses shown in the table do not reflect any additional charges or expenses that may be imposed under the VA Contracts or VLI Policies.

FEES AND EXPENSES TABLE

SHAREHOLDER TRANSACTION FEES

(Fees paid directly from your investment)

--------------------------------------------------------------------------------
Maximum Sales Charge (Load)
   Imposed on Purchases .......................................   Not Applicable
Maximum Deferred Sales Charge (Load) ..........................   Not Applicable
Maximum Sales Charge (Load)
   Imposed on Reinvested
   Dividends and Other Distributions ..........................   Not Applicable
Redemption Fee ................................................   Not Applicable
Exchange Fee ..................................................   Not Applicable

ANNUAL FUND OPERATING EXPENSES
(Expenses that are deducted from portfolio assets)
--------------------------------------------------------------------------------
Management Fees ...............................................   0.85%(1)
Distribution and/or Services (12b-1) Fees .....................   None
Other Expenses ................................................   0.30%(1)
Total Annual Fund Operating Expenses ..........................   1.15%
Minus Fee Waiver and/or Expense Reimbursement (contingent).....   0.19%
Net Expenses ..................................................   0.96%(2)

(1) The "Management Fees" information in the table has been restated to reflect the current management fee arrangement with Old Mutual Capital, which includes fees for advisory and administrative services. The "Other Expenses" information in the table has been restated to reflect the elimination of the 0.1227% administrative service fee previously charged to the Portfolios.

(2) These are the expenses you should expect to pay as an investor in this Portfolio for the fiscal year ending December 31, 2006 as a result of Old Mutual Capital's contractual agreement to waive through December 31, 2008 that portion, if any, of the annual management fees payable by the Portfolio and to pay certain expenses of the Portfolio to the extent necessary to ensure that the total annual fund operating expenses (excluding interest, taxes, brokerage and extraordinary expenses) do not exceed 0.96%. Old Mutual Capital may be entitled to reimbursement of any fees waived pursuant to this arrangement in any fiscal year in which the Portfolio's total assets are greater than $75 million and its total annual fund operating expenses are less than 0.96%. Old Mutual Capital and Liberty Ridge have agreed to not seek reimbursement for fees waived previously by Liberty Ridge.

EXAMPLE

This example translates the "Total Annual Fund Operating Expenses" shown in the preceding table into dollar amounts. With this information, you can more easily compare the cost of investing in the Portfolio to the cost of investing in other mutual funds. This example makes four assumptions: 1) you invest $10,000 in the Portfolio for the time periods shown; 2) you redeem all your shares at the end of those time periods; 3) you earn a 5% return on your investment each year; and
4) the Portfolio's operating expenses are net of any contractual fee waivers or expense reimbursements for the period of the contractual commitment. The example is hypothetical. Your actual costs and returns may be higher or lower. In addition, this example does not reflect any additional charges or expenses that may be imposed under the VA Contracts or VLI Policies. If these additional charges or expenses were reflected in the example, the costs would be higher.

                                    YOUR COST

                              1 Year         $98
                              5 Years       $575
                             10 Years      $1,351

OLD MUTUAL LARGE CAP GROWTH CONCENTRATED PORTFOLIO
(formerly known as Liberty Ridge Large Cap Growth Concentrated Portfolio)

INVESTMENT APPROACH

The Portfolio, a non-diversified fund, seeks to provide investors with long-term growth of capital. To pursue this goal, the Portfolio normally invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of large cap companies with favorable growth prospects. Each Sub-Adviser will invest the portion of the Portfolio it manages in not more than 40 large cap companies. Equity securities in which the Portfolio may invest include common and preferred stocks.

[On side panel: Sub-Advisers: CastleArk Management, LLC and Turner Investment Partners, Inc.]

MAIN INVESTMENT RISKS

Like all investments in securities, you risk losing money by investing in the Portfolio. The main risks of investing in this Portfolio are:

Stock Market Risk. The value of the stocks and other securities owned by the Portfolio will fluctuate depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence. The market also may fail to recognize the intrinsic worth of an investment or the Sub-Adviser may misgauge that worth.

Investment Style Risk. Market performance tends to be cyclical, and during various cycles, certain investment styles may fall in and out of favor. The market may not favor the Portfolio's growth style of investing, and the Portfolio's returns may vary considerably from other equity funds using different investment styles.

Non-Diversified Portfolio Risk. The Portfolio is "non-diversified" which means that it may own larger positions in a smaller number of securities than portfolios that are "diversified." The Portfolio may invest up to 25% of its total assets in the securities of one issuer. This means that an increase or decrease in the value of a single security likely will have a greater impact on the Portfolio's NAV and total return than a diversified portfolio. The Portfolio's share prices may also be more volatile than those of a diversified portfolio.

Industry and Sector Risk. Companies that have similar lines of business are grouped together in broad categories called industries. Certain industries are grouped together in broader categories called sectors. The Portfolio may overweight specific industries within certain sectors, which may cause the Portfolio's performance to be susceptible to the economic, business or other developments that affect those industries.

PERFORMANCE INFORMATION

The following information illustrates the risks of investing in the Portfolio by showing changes in the Portfolio's performance year to year and by showing how the Portfolio's average annual returns compare to those of unmanaged securities indexes. The Portfolio's performance is compared to its benchmark, the Russell 1000(R) Growth Index, a widely recognized, unmanaged index that measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values, and the S&P 500 Index, a widely recognized, unmanaged index that measures the performance of large cap stocks across all major industries. All performance figures reflect the reinvestment of dividends and capital gains distributions, but do not reflect any additional charges or expenses that may be imposed under the VA Contracts or VLI Policies. If such charges or expenses were reflected, the returns in the bar chart and table would be lower. The Portfolio's past performance does not indicate how it will perform in the future.

                             2005             5.70%
                             2004             6.92%
                             2003            32.87%
                             2002           -31.34%
                             2001           -36.17%
                             2000           -23.87%
                             1999           100.61%
                             1998            62.52%

                                  BEST QUARTER

               4th Quarter 1999                            74.31%

                                  WORST QUARTER

               4th Quarter 2000                           -33.70%

                   AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/05

                                                                        SINCE
                                                                      INCEPTION
                                         PAST 1 YEAR   PAST 5 YEARS   (9/25/97)
Large Cap Growth
Concentrated Portfolio                      5.70%         -8.03%        6.16%
Russell 1000(R) Growth Index                5.26%         -3.58%        3.48%
S&P 500 Index                               4.91%          0.54%        6.88%

* The Russell 1000(R) Growth Index and S&P 500 Index since inception returns are as of 9/30/97.

Prior to January 1, 2006, the Portfolio was managed by an investment adviser different than the Portfolio's current Sub-Advisers and the Portfolio's performance prior to January 1, 2006 may not be indicative of how it will perform in the future.

FEES AND EXPENSES

This table summarizes the shareholder transaction fees and annual operating expenses you would pay as an investor in the Portfolio. Shareholder transaction fees are paid directly from your account. Annual operating expenses are paid out of the Portfolio's assets. The shareholder transaction fees and the annual fund operating expenses shown in the table do not reflect any additional charges or expenses that may be imposed under the VA Contracts or VLI Policies.

FEES AND EXPENSES TABLE

SHAREHOLDER TRANSACTION FEES

(Fees paid directly from your investment)

--------------------------------------------------------------------------------
Maximum Sales Charge (Load)
   Imposed on Purchases .......................................   Not Applicable
Maximum Deferred Sales Charge (Load) ..........................   Not Applicable
Maximum Sales Charge (Load)
   Imposed on Reinvested
   Dividends and Other Distributions ..........................   Not Applicable
Redemption Fee ................................................   Not Applicable
Exchange Fee ..................................................   Not Applicable

ANNUAL FUND OPERATING EXPENSES
(Expenses that are deducted from portfolio assets)
--------------------------------------------------------------------------------
Management Fees ...............................................   0.90%(1)
Distribution and/or Services (12b-1) Fees .....................   None
Other Expenses ................................................   0.24%(1)
Total Annual Fund Operating Expenses ..........................   1.14%
Minus Fee Waiver and/or Expense Reimbursement (contingent).....   0.25%
Net Expenses ..................................................   0.89%(2)

(1) The "Management Fees" information in the table has been restated to reflect the current management fee arrangement with Old Mutual Capital, which includes fees for advisory and administrative services. The "Other Expenses" information in the table has been restated to reflect the elimination of the 0.1227% administrative service fee previously charged to the Portfolios.

(2) These are the expenses you should expect to pay as an investor in this Portfolio for the fiscal year ending December 31, 2006 as a result of Old Mutual Capital's contractual agreement to waive through December 31, 2008 that portion, if any, of the annual management fees payable by the Portfolio and to pay certain expenses of the Portfolio to the extent necessary to ensure that the total annual fund operating expenses (excluding interest, taxes, brokerage and extraordinary expenses) do not exceed 0.89%. Old Mutual Capital may be entitled to reimbursement of any fees waived pursuant to this arrangement in any fiscal year in which the Portfolio's total assets are greater than $75 million and its total annual fund operating expenses are less than 0.89%. Old Mutual Capital and Liberty Ridge have agreed to not seek reimbursement for fees waived previously by Liberty Ridge.

EXAMPLE

This example translates the "Total Annual Fund Operating Expenses" shown in the preceding table into dollar amounts. With this information, you can more easily compare the cost of investing in the Portfolio to the cost of investing in other mutual funds. This example makes four assumptions: 1) you invest $10,000 in the Portfolio for the time periods shown; 2) you redeem all your shares at the end of those time periods; 3) you earn a 5% return on your investment each year; and
4) the Portfolio's operating expenses are net of any contractual fee waivers or expense reimbursements for the period of the contractual commitment. The example is hypothetical. Your actual costs and returns may be higher or lower. In addition, this example does not reflect any additional charges or expenses that may be imposed under the VA Contracts or VLI Policies. If these additional charges or expenses were reflected in the example, the costs would be higher.

                                    YOUR COST

                              1 Year       $   91
                              5 Years      $  552
                             10 Years      $1,324

OLD MUTUAL MID-CAP PORTFOLIO
(formerly known as Liberty Ridge Mid-Cap Portfolio)

INVESTMENT APPROACH

The Portfolio seeks to provide investors with above-average total return over a 3 to 5 year market cycle, consistent with reasonable risk. To pursue this goal, the Portfolio normally invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of mid-cap companies. Equity securities in which the Portfolio may invest include common and preferred stocks.

[On side panel: Sub-Adviser: Liberty Ridge Capital, Inc.]

MAIN INVESTMENT RISKS

Like all investments in securities, you risk losing money by investing in the Portfolio. The main risks of investing in this Portfolio are:

Stock Market Risk. The value of the stocks and other securities owned by the Portfolio will fluctuate depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence. The market also may fail to recognize the intrinsic worth of an investment or the Sub-Advisor may misgauge that worth.

Small and Mid-Size Company Risk. The Portfolio primarily invests in mid-sized companies and also may invest in smaller companies. While small-sized companies, and to an extent mid-sized companies, may offer greater potential for capital appreciation than larger and more established companies, they may also involve greater risk of loss and price fluctuation. The trading markets for securities of small-cap and mid-cap issuers may be less liquid and more volatile than securities of larger companies. This means that the Portfolio could have greater difficulty buying or selling a security of a small-cap or mid-cap issuer at an acceptable price, especially in periods of market volatility.

Industry and Sector Risk. Companies that have similar lines of business are grouped together in broad categories called industries. Certain industries are grouped together in broader categories called sectors. The Portfolio may overweight certain industries within a sector, which may cause the Portfolio's performance to be susceptible to the economic, business or other developments that affect those industries.

PERFORMANCE INFORMATION

The following information illustrates the risks of investing in the Portfolio by showing changes in the Portfolio's performance year to year and by showing how the Portfolio's average annual returns compare to those of an unmanaged securities index. The Portfolio's performance is compared to the S&P MidCap 400 Index, a widely recognized, unmanaged index that tracks the performance of 400 mid-cap stocks. All performance figures reflect the reinvestment of dividends and capital gains distributions, but do not reflect any additional charges or expenses that may be imposed under the VA Contracts or VLI Policies. If such charges or expenses were reflected, the returns in the bar chart and table would be lower. The Portfolio's past performance does not indicate how it will perform in the future.

                             2005             5.71%
                             2004            18.86%
                             2003            34.31%
                             2002           -18.66%
                             2001             7.95%
                             2000            28.47%
                             1999            25.66%

                                  BEST QUARTER

               4th Quarter 2001                            20.32%

                                  WORST QUARTER

               3rd Quarter 2001                           -18.56%

                   AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/05

                                                                        SINCE
                                                                      INCEPTION
                                         PAST 1 YEAR   PAST 5 YEARS   (11/30/98)
--------------------------------------------------------------------------------
Mid-Cap Portfolio                           5.71%          8.18%        14.78%
--------------------------------------------------------------------------------
S&P MidCap 400 Index                       10.26%          6.52%        11.35%
                                         -----------   ------------   ----------

The Mid-Cap Portfolio's name and investment strategy changed effective May 1, 2003. The Portfolio's past performance would have been different if the current strategy had been in effect.

FEES AND EXPENSES

This table summarizes the shareholder transaction fees and annual operating expenses you would pay as an investor in the Portfolio. Shareholder transaction fees are paid directly from your account. Annual operating expenses are paid out of the Portfolio's assets. The shareholder transaction fees and the annual fund operating expenses shown in the table do not reflect any additional charges or expenses that may be imposed under the VA Contracts or VLI Policies.

FEES AND EXPENSES TABLE

SHAREHOLDER TRANSACTION FEES

(Fees paid directly from your investment)

--------------------------------------------------------------------------------
Maximum Sales Charge (Load)
   Imposed on Purchases .......................................   Not Applicable
Maximum Deferred Sales Charge (Load) ..........................   Not Applicable
Maximum Sales Charge (Load)
   Imposed on Reinvested
   Dividends and Other Distributions ..........................   Not Applicable
Redemption Fee ................................................   Not Applicable
Exchange Fee ..................................................   Not Applicable

ANNUAL FUND OPERATING EXPENSES
(Expenses that are deducted from portfolio assets)
--------------------------------------------------------------------------------

Management Fees ...............................................   0.95%(1)
Distribution and/or Services (12b-1) Fees .....................   None
Other Expenses ................................................   0.22%(1)
Total Annual Fund Operating Expenses ..........................   1.17%
Minus Fee Waiver and/or Expense Reimbursement (contingent).....   0.18%
Net Expenses ..................................................   0.99%(2)

(1) The "Management Fees" information in the table has been restated to reflect the current management fee arrangement with Old Mutual Capital, which includes fees for advisory and administrative services. The "Other Expenses" information in the table has been restated to reflect the elimination of the 0.1227% administrative service fee previously charged to the Portfolios.

(2) These are the expenses you should expect to pay as an investor in this Portfolio for the fiscal year ending December 31, 2006 as a result of Old Mutual Capital's contractual agreement to waive through December 31, 2008 that portion, if any, of the annual management fees payable by the Portfolio and to pay certain expenses of the Portfolio to the extent necessary to ensure that the total annual fund operating expenses (excluding interest, taxes, brokerage and extraordinary expenses) do not exceed 0.99%. Old Mutual Capital may be entitled to reimbursement of any fees waived pursuant to this arrangement in any fiscal year in which the Portfolio's total assets are greater than $75 million and its total annual fund operating expenses are less than 0.99%. Old Mutual Capital and Liberty Ridge have agreed to not seek reimbursement for fees waived previously by Liberty Ridge.

EXAMPLE

This example translates the "Total Annual Fund Operating Expenses" shown in the preceding table into dollar amounts. With this information, you can more easily compare the cost of investing in the Portfolio to the cost of investing in other mutual funds. This example makes four assumptions: 1) you invest $10,000 in the Portfolio for the time periods shown; 2) you redeem all your shares at the end of those time periods; 3) you earn a 5% return on your investment each year; and
4) the Portfolio's operating expenses are net of any contractual fee waivers or expense reimbursements for the period of the contractual commitment. The example is hypothetical. Your actual costs and returns may be higher or lower. In addition, this example does not reflect any additional charges or expenses that may be imposed under the VA Contracts or VLI Policies. If these additional charges or expenses were reflected in the example, the costs would be higher.

                                    YOUR COST

                              1 Year       $  101
                              5 Years      $  589
                             10 Years      $1,376

OLD MUTUAL SELECT VALUE PORTFOLIO
(formerly known as Liberty Ridge Select Value Portfolio)

INVESTMENT APPROACH

The Portfolio seeks to provide investors with long-term growth of capital and income. Current income is a secondary objective. To pursue this goal, the Portfolio normally invests at least 65% of its net assets in equity securities of large cap companies with value characteristics. Equity securities in which the Portfolio may invest include common and preferred stocks.

[On side panel: Sub-Adviser: Liberty Ridge Capital, Inc.]

MAIN INVESTMENT RISKS

Like all investments in securities, you risk losing money by investing in the Portfolio. The main risks of investing in this Portfolio are:

Stock Market Risk. The value of the stocks and other securities owned by the Portfolio will fluctuate depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence. The market also may fail to recognize the intrinsic worth of an investment or the Sub-Advisor may misgauge that worth.

Investment Style Risk. Market performance tends to be cyclical, and during various cycles, certain investment styles may fall in and out of favor. The market may not favor the Portfolio's value style of investing, and the Portfolio's returns may vary considerably from other equity funds using different investment styles.

Industry and Sector Risk. Companies that have similar lines of business are grouped together in broad categories called industries. Certain industries are grouped together in broader categories called sectors. The Portfolio may overweight specific industries within certain sectors, which may cause the Portfolio's performance to be susceptible to the economic, business or other developments that affect those industries.

PERFORMANCE INFORMATION

The following information illustrates the risks of investing in the Portfolio by showing changes in the Portfolio's performance year to year and by showing how the Portfolio's average annual returns compare to those of an unmanaged securities index. The Portfolio's performance is compared to the S&P 500 Index, a widely recognized, unmanaged index that measures the performance of large cap stocks across all major industries. All performance figures reflect the reinvestment of dividends and capital gains distributions but do not reflect any additional charges or expenses that may be imposed under the VA Contracts or VLI Policies. If such charges or expenses were reflected, the returns in the bar chart and table would be lower. The Portfolio's past performance does not indicate how it will perform in the future.

                                 2005       4.51%
                                 2004       2.85%
                                 2003      18.29%
                                 2002     -25.07%
                                 2001       1.72%
                                 2000      17.88%
                                 1999       8.89%
                                 1998      37.96%

                                  BEST QUARTER
                   4th Quarter 1998                   29.59%

                                  WORST QUARTER
                   3rd Quarter 2002                  -21.66%

                   AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/05

                                                      Since inception
                         PAST 1 YEAR   PAST 5 YEARS      (10/28/97)
Select Value Portfolio      4.51%         -0.62%              7.38%
S&P 500 Index               4.91%          0.54%              6.88%

* The S&P 500 Index since inception return is as of 10/31/97.

FEES AND EXPENSES

This table summarizes the shareholder transaction fees and annual operating expenses you would pay as an investor in the Portfolio. Shareholder transaction fees are paid directly from your account. Annual operating expenses are paid out of the Portfolio's assets. The shareholder transaction fees and the annual fund operating expenses shown in the table do not reflect any additional charges or expenses that may be imposed under the VA Contracts or VLI Policies.

FEES AND EXPENSES TABLE
SHAREHOLDER TRANSACTION FEES
(Fees paid directly from your investment)

--------------------------------------------------------------------------------
Maximum Sales Charge (Load)
   Imposed on Purchases .......................................  Not Applicable
Maximum Deferred Sales Charge (Load) ..........................  Not Applicable
Maximum Sales Charge (Load)
   Imposed on Reinvested
   Dividends and Other Distributions ..........................  Not Applicable
Redemption Fee ................................................  Not Applicable
Exchange Fee ..................................................  Not Applicable

ANNUAL FUND OPERATING EXPENSES
(Expenses that are deducted from portfolio assets)
--------------------------------------------------------------------------------
Management Fees ...............................................         0.75%(1)
Distribution and/or Services (12b-1) Fees .....................         None
Other Expenses ................................................         0.21%(1)
Total Annual Fund Operating Expenses ..........................         0.96%
Minus Fee Waiver and/or Expense Reimbursement (contingent) ....         0.02%
Net Expenses ..................................................         0.94%(2)

(1) The "Management Fees" information in the table has been restated to reflect the current management fee arrangement with Old Mutual Capital, which includes fees for advisory and administrative services. The "Other Expenses" information in the table has been restated to reflect the elimination of the 0.1227% administrative service fee previously charged to the Portfolios.

(2) These are the expenses you should expect to pay as an investor in this Portfolio for the fiscal year ending December 31, 2006 as a result of Old Mutual Capital's contractual agreement to waive through December 31, 2008 that portion, if any, of the annual management fees payable by the Portfolio and to pay certain expenses of the Portfolio to the extent necessary to ensure that the total annual fund operating expenses (excluding interest, taxes, brokerage and extraordinary expenses) do not exceed 0.94%. Old Mutual Capital may be entitled to reimbursement of any fees waived pursuant to this arrangement in any fiscal year in which the Portfolio's total assets are greater than $75 million and its total annual fund operating expenses are less than 0.94%. Old Mutual Capital and Liberty Ridge have agreed to not seek reimbursement for fees previously waived by Liberty Ridge.

EXAMPLE

This example translates the "Total Annual Fund Operating Expenses" shown in the preceding table into dollar amounts. With this information, you can more easily compare the cost of investing in the Portfolio to the cost of investing in other mutual funds. This example makes four assumptions: 1) you invest $10,000 in the Portfolio for the time periods shown; 2) you redeem all your shares at the end of those time periods; 3) you earn a 5% return on your investment each year; and
4) the Portfolio's operating expenses are net of any contractual fee waivers or expense reimbursements for the period of the contractual commitment. The example is hypothetical. Your actual costs and returns may be higher or lower. In addition, this example does not reflect any additional charges or expenses that may be imposed under the VA Contracts or VLI Policies. If these additional charges or expenses were reflected in the example, the costs would be higher.

                                    YOUR COST
                                   1 Year      $   96
                                   5 Years     $  525
                                  10 Years     $1,172

OLD MUTUAL SMALL CAP PORTFOLIO
(formerly known as Liberty Ridge Small Cap Portfolio)

INVESTMENT APPROACH

The Portfolio seeks to provide investors with above-average total return over a 3 to 5 year market cycle, consistent with reasonable risk. To pursue this goal, the Portfolio normally invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of small cap companies. Equity securities in which the Portfolio may invest include common and preferred stocks.

[On side panel: Sub-Advisers: Eagle Asset Management, Inc. and Liberty Ridge Capital, Inc.]

MAIN INVESTMENT RISKS

Stock Market Risk. The value of the stocks and other securities owned by the Portfolio will fluctuate depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence. The market also may fail to recognize the intrinsic worth of an investment or the Sub-Adviser may misgauge that worth.

Small and Mid-Size Company Risk. The Portfolio invests in small and mid-size companies. While small and mid-size companies may offer greater potential for capital appreciation than larger and more established companies, they may also involve greater risk of loss and price fluctuation. The trading markets for securities of small-cap issuers may be less liquid and more volatile than securities of larger companies. This means that the Portfolio could have greater difficulty buying or selling a security of a small-cap issuer at an acceptable price, especially in periods of market volatility.

Industry and Sector Risk. Companies that have similar lines of business are grouped together in broad categories called industries. Certain industries are grouped together in broader categories called sectors. The Portfolio may overweight specific industries within certain sectors, which may cause the Portfolio's performance to be susceptible to the economic, business or other developments that affect those industries. For example, the Portfolio's performance may be impacted by general economic conditions, worldwide scientific and technological developments, product cycles, competition, and government regulation.

PERFORMANCE INFORMATION

The following information illustrates the risks of investing in the Portfolio by showing changes in the Portfolio's performance year to year and by showing how the Portfolio's average annual returns compare to those of an unmanaged securities index. The Portfolio's performance is compared to the Russell 2000(R) Index, a widely recognized, unmanaged index that measures the performance of 2,000 small cap stocks. All performance figures reflect the reinvestment of dividends and capital gains distributions but do not reflect any additional charges or expenses that may be imposed under the VA Contracts or VLI Policies. If such charges or expenses were reflected, the returns in the bar chart and table would be lower. The Portfolio's past performance does not indicate how it will perform in the future.

                                 2005          1.48%
                                 2004         16.18%
                                 2003         39.03%
                                 2002        -31.11%
                                 2001          6.07%
                                 2000         36.13%
                                 1999         15.93%
                                 1998         10.94%

                                  BEST QUARTER
                   4th Quarter 1998              25.92%

                                  WORST QUARTER
                   3rd Quarter 2002             -21.24%

                   AVERAGE ANNUAL TOTAL RETURN AS OF 12/31/05

                                                     SINCE INCEPTION
                        PAST 1 YEAR   PAST 5 YEARS      (10/28/97)
Small Cap Portfolio        1.48%         3.67%               10.11%
Russell 2000(R) Index      4.55%         8.22%                6.97%

* The since inception return for the Russell 2000(R) Index is as of 10/31/97.

Prior to January 1, 2006, the Portfolio was managed by an investment adviser different than the Portfolio's current Sub-Advisers and the Portfolio's performance prior to January 1, 2006 may not be indicative of how it will perform in the future. The Small-Cap Portfolio's name and investment strategy changed effective January 1, 2003. The Portfolio's past performance would have been different if the current strategy had been in effect.

FEES AND EXPENSES

This table summarizes the shareholder transaction fees and annual operating expenses you would pay as an investor in the Portfolio. Shareholder transaction fees are paid directly from your account. Annual operating expenses are paid out of the Portfolio's assets. The shareholder transaction fees and the annual fund operating expenses shown in the table do not reflect any additional charges or expenses that may be imposed under the VA Contracts or VLI Policies.

FEES AND EXPENSES TABLE
SHAREHOLDER TRANSACTION FEES
(Fees paid directly from your investment)

--------------------------------------------------------------------------------
Maximum Sales Charge (Load)
   Imposed on Purchases .......................................  Not Applicable
Maximum Deferred Sales Charge (Load) ..........................  Not Applicable
Maximum Sales Charge (Load)
   Imposed on Reinvested
   Dividends and Other Distributions ..........................  Not Applicable
Redemption Fee ................................................  Not Applicable
Exchange Fee ..................................................  Not Applicable

ANNUAL FUND OPERATING EXPENSES
(Expenses that are deducted from portfolio assets)
--------------------------------------------------------------------------------
Management Fees ...............................................  1.10%(1)
Distribution and/or Services (12b-1) Fees .....................  None
Other Expenses ................................................  0.18%(1)
Total Annual Fund Operating Expenses ..........................  1.28%
Minus Fee Waiver and/or Expense Reimbursement (contingent) ....  0.26%
Net Expenses ..................................................  1.02%(2)

(1) The "Management Fees" information in the table has been restated to reflect the current management fee arrangement with Old Mutual Capital, which includes fees for advisory and administrative services. The "Other Expenses" information in the table has been restated to reflect the elimination of the 0.1227% administrative service fee previously charged to the Portfolios.

(2) These are the expenses you should expect to pay as an investor in this Portfolio for the fiscal year ending December 31, 2006 as a result of Old Mutual Capital's contractual agreement to waive through December 31, 2008 that portion, if any, of the annual management fees payable by the Portfolio and to pay certain expenses of the Portfolio to the extent necessary to ensure that the total annual fund operating expenses (excluding interest, taxes, brokerage and extraordinary expenses) do not exceed 1.02%. Old Mutual Capital may be entitled to reimbursement of any fees waived pursuant to this arrangement in any fiscal year in which the Portfolio's total assets are greater than $75 million and its total annual fund operating expenses are less than 1.02%. Old Mutual Capital and Liberty Ridge have agreed to not seek reimbursement for fees waived previously by Liberty Ridge.

EXAMPLE

This example translates the "Total Annual Fund Operating Expenses" shown in the preceding table into dollar amounts. With this information, you can more easily compare the cost of investing in the Portfolio to the cost of investing in other mutual funds. This example makes four assumptions: 1) you invest $10,000 in the Portfolio for the time periods shown; 2) you redeem all your shares at the end of those time periods; 3) you earn a 5% return on your investment each year; and
4) the Portfolio's operating expenses are net of any contractual fee waivers or expense reimbursements for the period of the contractual commitment. The example is hypothetical. Your actual costs and returns may be higher or lower. In addition, this example does not reflect any additional charges or expenses that may be imposed under the VA Contracts or VLI Policies. If these additional charges or expenses were reflected in the example, the costs would be higher.

                                    YOUR COST
                          1 Year              $  104
                          5 Years             $  624
                         10 Years             $1,483

OLD MUTUAL SMALL CAP GROWTH PORTFOLIO
(formerly known as Liberty Ridge Small Cap Growth Portfolio)

INVESTMENT APPROACH

The Portfolio seeks to provide investors with capital appreciation. To pursue this goal, the Portfolio normally invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of small cap companies with growth characteristics. Equity securities in which the Portfolio may invest include common and preferred stocks.

[On side panel: Sub-Adviser: Copper Rock Capital Partners LLC]

MAIN INVESTMENT RISKS

Stock Market Risk. The value of the stocks and other securities owned by the Portfolio will fluctuate depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence. The market also may fail to recognize the intrinsic worth of an investment or the Sub-Adviser may misgauge that worth.

Small Company Risk. The Portfolio invests in small-size companies. While small-size companies may offer greater potential for capital appreciation than larger and more established companies, they may also involve greater risk of loss and price fluctuation. The trading markets for securities of small-cap issuers may be less liquid and more volatile than securities of larger companies. This means that the Portfolio could have greater difficulty buying or selling a security of a small-cap issuer at an acceptable price, especially in periods of market volatility.

Investment Style Risk. Market performance tends to be cyclical, and during various cycles, certain investment styles may fall in and out of favor. The market may not favor the Portfolio's growth style of investing, and the Portfolio's returns may vary considerably from other equity funds using different investment styles.

Industry and Sector Risk. Companies that have similar lines of business are grouped together in broad categories called industries. Certain industries are grouped together in broader categories called sectors. The Portfolio may overweight specific industries within certain sectors, which may cause the Portfolio's performance to be susceptible to the economic, business or other developments that affect those industries. For example, the Portfolio's performance may be impacted by general economic conditions, worldwide scientific and technological developments, product cycles, competition, and government regulation.

PERFORMANCE INFORMATION

The following information illustrates the risks of investing in the Portfolio by showing changes in the Portfolio's performance year to year and by showing how the Portfolio's average annual returns compare to those of an unmanaged securities index. The Portfolio's performance is compared to the Russell 2000(R) Growth Index, a widely recognized, unmanaged index that measures the performance of those securities in the Russell 2000(R) Index with greater-than-average growth orientation. All performance figures reflect the reinvestment of dividends and capital gains distributions but do not reflect any additional charges or expenses that may be imposed under the VA Contracts or VLI Policies. If such charges or expenses were reflected, the returns in the bar chart and table would be lower. The Portfolio's past performance does not indicate how it will perform in the future.

                                 2005       4.47%
                                 2004       0.50%
                                 2003      56.64%
                                 2002     -39.69%

                                  BEST QUARTER
                       2nd Quarter 2003            28.51%

                                  WORST QUARTER
                       3rd Quarter 2002           -26.09%

                   AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/05

                                                     SINCE INCEPTION
                               PAST 1 YEAR              (4/30/01)
Small Cap Growth Portfolio        4.47%                      -3.62%
Russell 2000(R) Growth Index      4.15%                       2.98%

Prior to January 1, 2006, the Portfolio was managed by an investment adviser different than the Portfolio's current Sub-Adviser and the Portfolio's performance prior to January 1, 2006 may not be indicative of how it will perform in the future.

FEES AND EXPENSES

This table summarizes the shareholder transaction fees and annual operating expenses you would pay as an investor in the Portfolio. Shareholder transaction fees are paid directly from your account. Annual operating expenses are paid out of the Portfolio's assets. The shareholder transaction fees and the annual fund operating expenses shown in the table do not reflect any additional charges or expenses that may be imposed under the VA Contracts or VLI Policies.

FEES AND EXPENSES TABLE
SHAREHOLDER TRANSACTION FEES
(Fees paid directly from your investment)

--------------------------------------------------------------------------------
Maximum Sales Charge (Load)
   Imposed on Purchases .......................................  Not Applicable
Maximum Deferred Sales Charge (Load) ..........................  Not Applicable
Maximum Sales Charge (Load)
   Imposed on Reinvested
   Dividends and Other Distributions ..........................  Not Applicable
Redemption Fee ................................................  Not Applicable
Exchange Fee ..................................................  Not Applicable

ANNUAL FUND OPERATING EXPENSES
(Expenses that are deducted from portfolio assets)
--------------------------------------------------------------------------------
Management Fees ...............................................  0.95%(1)
Distribution and/or Services (12b-1) Fees .....................  None
Other Expenses ................................................  1.44%(1)
Total Annual Fund Operating Expenses ..........................  2.39%
Minus Fee Waiver and/or Expense Reimbursement (contingent) ....  1.32%
Net Expenses ..................................................  1.07%(2)

(1) The "Management Fees" information in the table has been restated to reflect the current management fee arrangement with Old Mutual Capital, which includes fees for advisory and administrative services. The "Other Expenses" information in the table has been restated to reflect the elimination of the 0.1227% administrative service fee previously charged to the Portfolios.

(2) These are the expenses you should expect to pay as an investor in this Portfolio for the fiscal year ending December 31, 2006 as a result of Old Mutual Capital's contractual agreement to waive through December 31, 2008 that portion, if any, of the annual management fees payable by the Portfolio and to pay certain expenses of the Portfolio to the extent necessary to ensure that the total annual fund operating expenses (excluding interest, taxes, brokerage and extraordinary expenses) do not exceed 1.07%. Old Mutual Capital may be entitled to reimbursement of any fees waived pursuant to this arrangement in any fiscal year in which the Portfolio's total assets are greater than $75 million and its total annual fund operating expenses are less than 1.07%. Old Mutual Capital and Liberty Ridge have agreed to not seek reimbursement for fees previously waived by Liberty Ridge.

EXAMPLE

This example translates the "Total Annual Fund Operating Expenses" shown in the preceding table into dollar amounts. With this information, you can more easily compare the cost of investing in the Portfolio to the cost of investing in other mutual funds. This example makes four assumptions: 1) you invest $10,000 in the Portfolio for the time periods shown; 2) you redeem all your shares at the end of those time periods; 3) you earn a 5% return on your investment each year; and
4) the Portfolio's operating expenses are net of any contractual fee waivers or expense reimbursements for the period of the contractual commitment. The example is hypothetical. Your actual costs and returns may be higher or lower. In addition, this example does not reflect any additional charges or expenses that may be imposed under the VA Contracts or VLI Policies. If these additional charges or expenses were reflected in the example, the costs would be higher.

                                    YOUR COST
                                  1 Year     $  109
                                  5 Years    $  898
                                 10 Years    $2,496

HYPOTHETICAL IMPACT OF FUND EXPENSES ON RETURNS

The following table summarizes the annual and cumulative impact of the Portfolio's fees and expenses on its returns over a 10-year period. The table shows the estimated expenses that would be charged on a hypothetical investment of $10,000 assuming a 5% return each year, the cumulative return after fees and expenses, and the hypothetical year-end balance after fees and expenses.

The annual expense ratio, which is the same as that stated in the Annual Fund Operating Expenses table, is net of any contractual fee waivers or expense reimbursements for the period of the contractual commitment. Your actual costs may be higher or lower. The chart also assumes the reinvestment of all dividends and distributions. The table does not reflect any additional charges or expenses that may be imposed under the VA Contracts or VLI Policies.

--------------------------------------------------------------------------------
       Old Mutual Columbus Circle Technology and Communications Portfolio
--------------------------------------------------------------------------------

                   Initial Hypothetical $10,000 Investment                  5% Assumed Rate of Return

                                                                              Hypothetical
                                                                            Year-End Balance
         Cumulative Return      Annual Expense     Cumulative Return          After Fees &        Annual Fees &
Year   Before Fees & Expenses       Ratio        After Fees & Expenses          Expenses            Expenses
 1              5.00%               0.85%                 4.15%                $10,415.00          $   86.76
 2             10.25%               0.85%                 8.47%                $10,847.22          $   90.36
 3             15.76%               0.85%                12.97%                $11,297.38          $   94.11
 4             21.55%               1.14%                17.33%                $11,733.46          $  131.28
 5             27.63%               1.14%                21.86%                $12,186.37          $  136.34
 6             34.01%               1.14%                26.57%                $12,656.77          $  141.61
 7             40.71%               1.14%                31.45%                $13,145.32          $  147.07
 8             47.75%               1.14%                36.53%                $13,652.73          $  152.75
 9             55.13%               1.14%                41.80%                $14,179.72          $  158.64
10             62.89%               1.14%                47.27%                $14,727.06          $  164.77

Total Gain After Fees and Expenses                                             $ 4,727.06
Total Annual Fees & Expenses                                                                       $1,303.69

--------------------------------------------------------------------------------
                         Old Mutual Growth II Portfolio
--------------------------------------------------------------------------------

                   Initial Hypothetical $10,000 Investment                  5% Assumed Rate of Return

                                                                         Hypothetical Year-End
         Cumulative Return      Annual Expense     Cumulative Return      Balance After Fees &    Annual Fees &
Year   Before Fees & Expenses       Ratio        After Fees & Expenses         Expenses             Expenses
 1              5.00%               1.04%                3.96%                 $10,396.00          $  106.06
 2             10.25%               1.04%                8.08%                 $10,792.09          $  110.26
 3             15.76%               1.04%               12.36%                 $11,203.27          $  114.63
 4             21.55%               1.19%               16.64%                 $11,630.11          $  136.25
 5             27.63%               1.19%               21.08%                 $12,073.22          $  141.44
 6             34.01%               1.19%               25.69%                 $12,533.21          $  146.83
 7             40.71%               1.19%               30.48%                 $13,010.72          $  152.43
 8             47.75%               1.19%               35.45%                 $13,506.43          $  158.23
 9             55.13%               1.19%               40.62%                 $14,021.03          $  164.26
10             62.89%               1.19%               45.97%                 $14,555.23          $  170.52

Total Gain After Fees and Expenses                                             $ 4,555.23
Total Annual Fees & Expenses                                                                       $1,400.91

--------------------------------------------------------------------------------
                      Old Mutual Large Cap Growth Portfolio
--------------------------------------------------------------------------------

                   Initial Hypothetical $10,000 Investment                     5% Assumed Rate of Return

                                                                         Hypothetical Year-End
         Cumulative Return      Annual Expense     Cumulative Return      Balance After Fees &    Annual Fees &
Year   Before Fees & Expenses       Ratio        After Fees & Expenses         Expenses             Expenses
 1              5.00%               0.96%                 4.04%                $10,404.00          $   97.94
 2             10.25%               0.96%                 8.24%                $10,824.32          $  101.90
 3             15.76%               0.96%                12.62%                $11,261.62          $  106.01
 4             21.55%               1.15%                16.95%                $11,695.20          $  132.00
 5             27.63%               1.15%                21.45%                $12,145.46          $  137.08
 6             34.01%               1.15%                26.13%                $12,613.06          $  142.36
 7             40.71%               1.15%                30.99%                $13,098.66          $  147.84
 8             47.75%               1.15%                36.03%                $13,602.96          $  153.53
 9             55.13%               1.15%                41.27%                $14,126.68          $  159.45
10             62.89%               1.15%                46.71%                $14,670.55          $  165.58

Total Gain After Fees and Expenses                                             $ 4,670.55
Total Annual Fees & Expenses                                                                       $1,343.69

--------------------------------------------------------------------------------
               Old Mutual Large Cap Growth Concentrated Portfolio
--------------------------------------------------------------------------------

                   Initial Hypothetical $10,000 Investment                     5% Assumed Rate of Return

                                                                         Hypothetical Year-End
         Cumulative Return      Annual Expense     Cumulative Return      Balance After Fees &    Annual Fees &
Year   Before Fees & Expenses       Ratio        After Fees & Expenses         Expenses             Expenses
 1              5.00%               0.89%                 4.11%                $10,411.00          $   90.83
 2             10.25%               0.89%                 8.39%                $10,838.89          $   94.56
 3             15.76%               0.89%                12.84%                $11,284.37          $   98.45
 4             21.55%               1.14%                17.20%                $11,719.95          $  131.12
 5             27.63%               1.14%                21.72%                $12,172.34          $  136.19
 6             34.01%               1.14%                26.42%                $12,642.19          $  141.44
 7             40.71%               1.14%                31.30%                $13,130.18          $  146.90
 8             47.75%               1.14%                36.37%                $13,637.00          $  152.57
 9             55.13%               1.14%                41.63%                $14,163.39          $  158.46
10             62.89%               1.14%                47.10%                $14,710.10          $  164.58

Total Gain After Fees and Expenses                                             $ 4,710.10
Total Annual Fees & Expenses                                                                       $1,315.10

--------------------------------------------------------------------------------
                          Old Mutual Mid-Cap Portfolio
--------------------------------------------------------------------------------

                   Initial Hypothetical $10,000 Investment                     5% Assumed Rate of Return

                                                                         Hypothetical Year-End
         Cumulative Return      Annual Expense     Cumulative Return      Balance After Fees &    Annual Fees &
Year   Before Fees & Expenses       Ratio        After Fees & Expenses         Expenses             Expenses
 1              5.00%               0.99%                 4.01%                $10,401.00          $  100.98
 2             10.25%               0.99%                 8.18%                $10,818.08          $  105.03
 3             15.76%               0.99%                12.52%                $11,251.89          $  109.25
 4             21.55%               1.17%                16.83%                $11,682.83          $  134.17
 5             27.63%               1.17%                21.30%                $12,130.28          $  139.31
 6             34.01%               1.17%                25.95%                $12,594.87          $  144.64
 7             40.71%               1.17%                30.77%                $13,077.26          $  150.18
 8             47.75%               1.17%                35.78%                $13,578.12          $  155.93
 9             55.13%               1.17%                40.98%                $14,098.16          $  161.91
10             62.89%               1.17%                46.38%                $14,638.12          $  168.11

Total Gain After Fees and Expenses                                             $ 4,638.12
Total Annual Fees & Expenses                                                                       $1,369.51

--------------------------------------------------------------------------------
                        Old Mutual Select Value Portfolio
--------------------------------------------------------------------------------

                   Initial Hypothetical $10,000 Investment                     5% Assumed Rate of Return

                                                                         Hypothetical Year-End
         Cumulative Return      Annual Expense     Cumulative Return      Balance After Fees &    Annual Fees &
Year   Before Fees & Expenses       Ratio        After Fees & Expenses         Expenses             Expenses
  1             5.00%               0.94%                 4.06%                $10,406.00          $   95.91
  2            10.25%               0.94%                 8.28%                $10,828.48          $   99.80
  3            15.76%               0.94%                12.68%                $11,268.12          $  103.85
  4            21.55%               0.96%                17.23%                $11,723.35          $  110.36
  5            27.63%               0.96%                21.97%                $12,196.98          $  114.82
  6            34.01%               0.96%                26.90%                $12,689.73          $  119.46
  7            40.71%               0.96%                32.02%                $13,202.40          $  124.28
  8            47.75%               0.96%                37.36%                $13,735.78          $  129.30
  9            55.13%               0.96%                42.91%                $14,290.70          $  134.53
 10            62.89%               0.96%                48.68%                $14,868.05          $  139.96

Total Gain After Fees and Expenses                                             $ 4,868.05
Total Annual Fees & Expenses                                                                       $1,127.27

--------------------------------------------------------------------------------
                         Old Mutual Small Cap Portfolio
--------------------------------------------------------------------------------

                   Initial Hypothetical $10,000 Investment                     5% Assumed Rate of Return

                                                                         Hypothetical Year-End
         Cumulative Return      Annual Expense     Cumulative Return      Balance After Fees &    Annual Fees &
Year   Before Fees & Expenses       Ratio        After Fees & Expenses         Expenses             Expenses
  1             5.00%               1.02%                 3.98%                $10,398.00          $  104.03
  2            10.25%               1.02%                 8.12%                $10,811.84          $  108.17
  3            15.76%               1.02%                12.42%                $11,242.15          $  112.48
  4            21.55%               1.28%                16.60%                $11,660.36          $  146.58
  5            27.63%               1.28%                20.94%                $12,094.13          $  152.03
  6            34.01%               1.28%                25.44%                $12,544.03          $  157.68
  7            40.71%               1.28%                30.11%                $13,010.66          $  163.55
  8            47.75%               1.28%                34.95%                $13,494.68          $  169.63
  9            55.13%               1.28%                39.97%                $13,996.66          $  175.94
 10            62.89%               1.28%                45.17%                $14,517.34          $  182.49

Total Gain After Fees and Expenses                                             $ 4,517.34
Total Annual Fees & Expenses                                                                       $1,472.58

--------------------------------------------------------------------------------
                      Old Mutual Small Cap Growth Portfolio
--------------------------------------------------------------------------------

                   Initial Hypothetical $10,000 Investment                     5% Assumed Rate of Return

                                                                         Hypothetical Year-End
         Cumulative Return      Annual Expense     Cumulative Return      Balance After Fees &    Annual Fees &
Year   Before Fees & Expenses       Ratio        After Fees & Expenses         Expenses             Expenses
  1             5.00%               1.07%                 3.93%                $10,393.00          $  109.10
  2            10.25%               1.07%                 8.01%                $10,801.44          $  113.39
  3            15.76%               1.07%                12.26%                $11,225.94          $  117.85
  4            21.55%               2.39%                15.19%                $11,518.94          $  271.80
  5            27.63%               2.39%                18.20%                $11,819.58          $  278.90
  6            34.01%               2.39%                21.28%                $12,128.07          $  286.17
  7            40.71%               2.39%                24.45%                $12,444.62          $  293.64
  8            47.75%               2.39%                27.69%                $12,769.42          $  301.31
  9            55.13%               2.39%                31.03%                $13,102.70          $  309.17
 10            62.89%               2.39%                34.45%                $13,444.68          $  317.24

Total Gain After Fees and Expenses                                             $ 3,444.68
Total Annual Fees & Expenses                                                                       $2,398.57

MORE ABOUT THE FUNDS

INVESTMENT STRATEGIES

Each Portfolio seeks to achieve its investment objective through its principal investment strategy. The principal investment strategies and risks of each Portfolio have been described in the Portfolio Summaries. This section of the Prospectus discusses those and other investment strategies used by the Portfolios in greater detail and describes additional risks associated with an investment in the Portfolios. The Statement of Additional Information contains more detailed information about the Portfolios' investment policies and risks. The back cover of this Prospectus explains how you can get a copy of the Statement of Additional Information.

CASTLEARK'S INVESTMENT STRATEGIES - OLD MUTUAL LARGE CAP GROWTH CONCENTRATED AND LARGE CAP GROWTH PORTFOLIOS

CastleArk Management, LLC's ("CastleArk") investment process consists of three disciplines: a qualitative identification of companies with desirable stock traits, a quantitative valuation analysis, and a quantitative diversification analysis.

o Identification. CastleArk identifies companies that offer the best opportunities by looking for companies that (1) are growing, are highly-profitable, and dominate in their industries, (2) possess proprietary products, unique assets or an innovative approach to marketing, and (3) are capable, through outstanding management and otherwise, to produce superior returns on invested capital. Applying these criteria to a universe of approximately 800 growth stocks, CastleArk identifies around 200 dominant companies that it tracks for further consideration. Generally, about 10% of this list's dominant companies changes from year to year.

o Valuation. CastleArk determines target price-to-earnings ratios on a company-by-company basis through the use of its proprietary Earnings Life Cycle model. By use of this model, CastleArk compares the relative attractiveness of each of the dominant companies based on such factors as:
      (1) historical and projected earnings growth; (2) earnings stability; (3) return on invested capital; (4) P/E (price to earnings) ratios relative to S&P 500 averages; (5) earnings growth relative to S&P 500 averages; and
      (6) the beta of the stock (essentially, the variability of returns of the stock compared to returns of the market as a whole). CastleArk then classifies the dominant companies according to whether they are an "emerging growth", a "consistent growth" or a "cyclical growth" company. Next, CastleArk determines a fair value for each company and, by comparing this to the stock price of the company, CastleArk creates a ranking of each dominant company by the degree of under- or over-valuation.

o Diversification. Stocks of highly-ranked, dominant companies do not automatically become part of the portfolio. By considering factors such as industry and sector, company size (distribution of companies between "emerging", "consistent", and "cyclical" growth), liquidity (market impact costs of a buy or a sell), and market sensitivity of the portfolio (the portfolio's beta), CastleArk quantitatively assesses the risk each individual stock has on the total portfolio. CastleArk's diversification analysis also provides an overall risk framework that allows its portfolio to be "benchmarked" or compared with a target objective.

COLUMBUS CIRCLE'S INVESTMENT STRATEGIES - OLD MUTUAL TECHNOLOGY AND COMMUNICATIONS PORTFOLIO

Columbus Circle's investment process is based on a growth-oriented process that uses fundamental research to evaluate growth and company quality. Columbus Circle's process is based on the premise that companies doing better than expected will have rising securities prices while companies producing less than expected results will not. Columbus Circle refers to its discipline as positive momentum and positive surprise.

Columbus Circle focuses its research on finding positive momentum and positive surprise and strives to invest in companies that exceed investor expectations and sell or avoid those companies that fall short of those expectations. Through careful analysis of company fundamentals in the context of the prevailing economic environment, Columbus Circle selects companies that meet its criteria.

Columbus Circle believes that when a company demonstrates positive momentum and positive surprise in its business progress, its share price has historically continued on an upward trend. As the company benefits from the strengths of a new product cycle, a niche technology or service, or a dominant secular trend, the stock has historically outperformed the market. Conversely, if a company's results fall short of investor expectations, the stock has historically underperformed until new expectations are surpassed. Columbus Circle closely monitors a company's progress versus expectations in evaluating whether to purchase a stock.

COPPER ROCK'S INVESTMENT STRATEGIES - OLD MUTUAL SMALL CAP GROWTH PORTFOLIO

Copper Rock Capital Partners LLC ("Copper Rock") generates its initial investment ideas from a number of sources, including proprietary methods and screens and bottom-up themes. In selecting companies, Copper Rock favors entrepreneurial companies that appear to be reasonably valued. Copper Rock's investment process seeks to add value through bottom-up stock selection and in-depth fundamental research to identify potential investments, examining such features as a company's financial condition, business prospects, competitive position, and business strategy. Copper Rock looks for companies with strong management, superior earnings growth prospects, and attractive relative valuations. Sector weights result from Copper Rock's bottom-up stock selection process.

EAGLE'S INVESTMENT STRATEGIES - OLD MUTUAL SMALL CAP PORTFOLIO

Eagle Asset Management, Inc. ("Eagle") searches for smaller, less visible companies with unique business concepts or niche products that are reasonably priced and positioned for growth. Eagle's small cap core investment strategy employs in depth, rigorous research, intensive analysis and thorough, bottom-up stock selection to identify consistently growing companies that are reasonably priced.

The driving force behind each of Eagle's investment decisions is to look beyond price-to-earnings multiples and stated growth rates to buy companies that have sustainable competitive advantages. Eagle seeks to gain a thorough understanding of a company's management, business plan, financials, real rate of growth and competitive threats and advantages.

Eagle focuses on companies that are low-cost producers; those with high barriers to entry, those with strong management teams; those with recurring revenue streams; and those with conservative accounting. Other criteria include a catalyst for accelerated growth; earnings-per-share growth greater than 15%; reasonable price-to-earnings ratio relative to growth rate; high or expanding return on equity and high or expanding operating margins relative to peer group.

LIBERTY RIDGE'S INVESTMENT STRATEGIES - OLD MUTUAL SELECT VALUE, MID-CAP AND SMALL CAP PORTFOLIOS

Liberty Ridge's core investment process is driven by fundamental research and a multi-factor model that screens companies with attractive valuations relative to the sector and the market, near-term business dynamics, and long-term earnings growth. These securities are generally trading at modest relative valuations given certain financial measurements, such as their price-to-earnings ratios, dividend income potential and earnings power. Liberty Ridge attempts to focus on stocks of companies that are industry leaders where management teams have an incentive to grow bottom line earnings rather than focus primarily on revenues or return on equity. Liberty Ridge believes appropriately priced companies that are leaders in their industries with limited competition and high barriers to entry possess the characteristics that have the highest probability of outperforming the market over full market cycles in the blend space.

MUNDER'S INVESTMENT STRATEGIES - OLD MUTUAL GROWTH II PORTFOLIO

Munder Capital Management's ("Munder") investment style, which focuses on both growth prospects and valuation, is known as GARP (Growth at a Reasonable Price). This blended process seeks to perform better than either a pure growth or pure value approach over a complete market cycle.

Munder portfolio managers generally choose the Portfolio's investments by reviewing the earnings growth of all publicly traded mid-cap companies over the past three years and selecting companies from within that universe. Investment decisions are primarily based on:

            o     Above-average, consistent earnings growth;
            o     Financial stability;
            o     Relative valuation;
            o     Strength of industry position and management team; and
            o     Price changes compared to the S&P MidCap 400 Index.

Sector weights are also targeted to be similar to those of the S&P MidCap 400 Index in an effort to highlight stock selection and manage sector risk.

TURNER'S INVESTMENT STRATEGIES - OLD MUTUAL LARGE CAP GROWTH, LARGE CAP GROWTH CONCENTRATED AND GROWTH II PORTFOLIOS

Turner's investment strategy focuses on stock selection and a bottom-up strategy that blends quantitative, fundamental, and technical analysis. Ideal candidates for investment are growth companies believed to have favorable earnings prospects, reasonable valuations, favorable trading volume, and price patterns. Each security is subjected to three separate evaluation criteria: fundamental analysis (approximately 80%), quantitative screening (approximately 10%) and technical analysis (approximately 10%).

Turner's investment philosophy and process lead it to create equity portfolios that are generally fully invested at all times and, in large part, maintain sector weightings that are neutral relative to a targeted benchmark. Turner believes it is difficult, if not impossible, to accurately anticipate the market's moves to favor one sector above another, and that the practice of overweighting or underweighting sectors leads to erratic investment performance. By remaining fully invested with a full market weighting in every sector, Turner helps ensure that its portfolios are positioned to benefit from rapid changes in market sentiment. In addition, by purchasing only those securities Turner believes are the best stocks within each sector, it seeks to minimize the impact of poorly performing sectors on the overall portfolio. These disciplines help to reduce risks associated with sector rotation and market timing, and allow the investment team to focus efforts primarily on stock selection.

The heart of Turner's stock selection process is fundamental analysis. Turner invests in companies whose fundamentals support:

            o     a rate of growth that exceeds their industry peers;
            o     earnings that meet or exceed market consensus estimates; and
            o     earnings estimates that are being revised upwards.

Fundamental analysis helps determine if the companies Turner follows will exceed, meet, or fall short of consensus earnings expectations. The research analysts meet with company management, talk to industry experts and competitors, and attend trade shows/conferences in an effort to anticipate changes in the outlook for corporate earnings.

While the primary focus is on fundamental analysis, Turner also uses a proprietary computer model to assess a universe of approximately 5,000 companies of varying capitalizations based on multiple earnings growth and valuation factors. Turner's analysts screen securities within sector and market capitalization groups, using factors appropriate for each specific group. Technical analysis is also used to evaluate trends in trading volume and price patterns for individual stocks. This helps the investment team to identify attractive entry and exit points. For example, money flow (accumulation or distribution) may act as a leading or confirming indicator. Relative strength can provide an early alert and cause analysts to revisit fundamentals.

MORE ABOUT INVESTMENT STRATEGIES AND RISKS

Foreign Securities. While the Portfolios emphasize investments in securities traded in the U.S., a Portfolio may invest up to 20% of its net assets in foreign-traded securities. Foreign securities refer to securities of issuers, wherever organized, that have their principal business activities outside of the United States. Investments in foreign securities involve different risks than U.S. investments, including fluctuations in currency exchange rates, potentially unstable political and economic structures, reduced availability of public information, and lack of uniform financial reporting and regulatory practices similar to those that apply to U.S. issuers.

ADRs. The Portfolios may invest in American Depositary Receipts and American Depositary Shares (collectively, ADRs). ADRs are receipts representing shares of a foreign corporation held by a U.S. bank that entitle the holder to all dividends and capital gains on the underlying foreign shares. ADRs are typically denominated in U.S. dollars and trade in the U.S. securities markets. ADRs are subject to many of the same risks as direct investments in foreign securities, including the risk that material information about the issuer may not be disclosed in the United States and the risk that currency fluctuations may adversely affect the value of the ADR.

Fixed-Income Securities. While the Portfolios generally emphasize investments in equity securities such as common and preferred stocks, they also may invest in investment grade fixed-income securities. Fixed-income securities in which the Portfolios might invest include bonds, debentures, and other corporate or government obligations. The price of a fixed-income security may fall as a result of adverse events involving the issuer of the security, changes in interest rates or other adverse economic or political events. Fixed income securities may not deliver their expected yield as a result of the factors listed above.

Technology or Communications Company Securities. Certain Portfolios invest heavily in companies that rely extensively on technology or communications in their product development or operations or are expected to benefit from technological advances and improvements. Technology or communications company securities are strongly affected by worldwide scientific and technological developments and governmental laws, regulations and policies, and, therefore, are generally more volatile than companies not dependent upon or associated with technology or communications issues.

Securities That Are Not Readily Marketable. Each Portfolio may invest up to 15% of its net assets in securities that are not "readily marketable." A security is not readily marketable if it cannot be sold within seven days in the ordinary course of business for approximately the amount at which it is valued. For example, some securities are not registered under U.S. securities laws and cannot be sold to the public because of Securities and Exchange Commission ("SEC") regulations (these are known as "restricted securities"). Under procedures adopted by the Portfolio's Board of Trustees ("Board"), certain restricted securities may be deemed liquid and will not be counted toward the 15% limit.

Investments in illiquid securities, which may include restricted securities, involve certain risks to the extent that a Portfolio may be unable to sell an illiquid security or sell at a reasonable price. In addition, in order to sell a restricted security, a Portfolio might have to bear the expense and incur the delays associated with registering the shares with the SEC.

Securities of Other Investment Companies. The Portfolios may acquire securities of other investment companies, including exchange-traded funds, subject to the limitations of the Investment Company Act of 1940. The Portfolios' purchase of securities of other investment companies may result in the payment of additional management and distribution fees.

Derivatives. A Portfolio may use derivatives to hedge risks inherent in the portfolio, to enhance the potential return of a portfolio, to diversify a portfolio, as a substitute for taking a position in an underlying asset, to reduce transaction costs associated with managing a portfolio, or to implement a Portfolio's investment strategy through investments that may be more tax-efficient than a direct equity investment. Derivatives the Portfolios may use include futures contracts, purchasing and/or writing (selling) put and call options on securities, securities indexes, futures contracts, and foreign currencies. The Portfolios have limits on the use of derivatives and are not required to use them in seeking their investment objective. A small investment in derivatives could have a potentially large impact on a Portfolio's performance; certain gains or losses could be amplified, increasing share price movements. The use of derivatives involves risks that may be different from the risks associated with investing directly in the underlying assets, including the risk that changes in the value of a derivative held by a Portfolio may not correlate with the Portfolio's other investments.

Temporary Defensive Investments. In times of unstable or adverse market or economic conditions, up to 100% of a Portfolio's assets may be invested in temporary defensive instruments in an effort to enhance liquidity or preserve capital. Temporary defensive investments generally include cash, cash equivalents such as commercial paper, money market instruments, short-term debt securities, U.S. government securities, or repurchase agreements. A Portfolio could also hold these types of securities pending the investment of proceeds from the sale of Portfolio shares or portfolio securities or to meet anticipated redemptions of Portfolio shares. A Portfolio may invest in temporary defensive investments for undetermined periods of time, depending on market or economic conditions. To the extent a Portfolio invests defensively in these securities, it might not achieve its investment objective.

Portfolio Turnover. The Portfolios do not have any limitations regarding portfolio turnover and may have portfolio turnover rates in excess of 100%. A portfolio turnover rate of 100% is equivalent to a Portfolio buying and selling all of the securities in its portfolio once during the course of a year. The portfolio turnover rates of the Portfolios may be higher than other mutual funds with the same investment objectives. Higher portfolio turnover rates increase the brokerage costs a Portfolio pays and may adversely affect its performance. In addition, the sale of Portfolio securities may generate capital gains, which, when distributed, may be taxable to you.

NON-FUNDAMENTAL POLICY

Each of the Old Mutual Columbus Circle Technology and Communications Portfolio, Old Mutual Large Cap Growth Portfolio, Old Mutual Large Cap Growth Concentrated Portfolio, Old Mutual Mid-Cap Portfolio, Old Mutual Small Cap Portfolio and Old Mutual Small Cap Growth Portfolio has a non-fundamental policy that states under normal conditions, it will invest at least 80% of total assets plus the amount of any borrowings for investment purposes in the type of investments suggested by its name. Each Portfolio will provide notice to its respective shareholders at least 60 days prior to any change of its investment policy.

SUB-ADVISER ALLOCATIONS

For Portfolios that employ multiple sub-advisors, Old Mutual Capital will allocate the assets of the Portfolio according to the Portfolio's particular investment mandate. Currently the investment mandate for each of the Old Mutual Growth II Portfolio, Old Mutual Large Cap Growth Portfolio, Old Mutual Large Cap Growth Concentrated Portfolio and Old Mutual Small Cap Portfolio provides that each sub-advisor will manage between 45% and 55% of the Portfolio's assets. Old Mutual Capital will monitor the allocation of assets among the sub-advisors and will re-allocate the Portfolio's assets no less frequently than quarterly, if necessary, to keep the allocation within the target range. Reallocation of assets will be accomplished by allocating purchase or redemption proceeds to a particular sub-advisor and, if necessary, reallocating cash or securities to a particular sub-advisor. The Old Mutual Columbus Circle Technology and Communications Portfolio currently employs a single sub-advisor, however, the Board and Old Mutual Capital have the ability to appoint additional sub-advisors in the future, although there are no current plans to do so.

DISCLOSURE OF PORTFOLIO HOLDINGS

A description of the Old Mutual Insurance Series Fund policies and procedures with respect to the disclosure of each Portfolio's portfolio securities is available in the Statement of Additional Information. The back cover of this Prospectus explains how you can get a copy of the Statement of Additional Information.

THE INVESTMENT ADVISER AND SUB-ADVISERS

THE INVESTMENT ADVISER

Old Mutual Capital, Inc., located at 4643 S. Ulster Street, 6th Floor, Denver, Colorado 80237, is the investment adviser for each Portfolio. Old Mutual Capital was organized in 2004 and is a subsidiary of Old Mutual (US) Holdings Inc., which is a wholly-owned subsidiary of Old Mutual plc, a London-exchange-listed international financial services firm. Since 2004, Old Mutual Capital has been the investment adviser to the Old Mutual Advisor Funds, an affiliated mutual fund company. Old Mutual Capital has also been appointed by the Board as investment manager of the Old Mutual Advisor Funds II portfolios, subject to shareholder approval. Old Mutual Capital currently manages approximately $4.4 billion in mutual fund assets as of January 1, 2006.

As investment adviser, Old Mutual Capital oversees the investment decisions made by the Sub-Advisers for the Portfolios, including monitoring the performance, security holdings and portfolio trading of the Sub-Advisers. Old Mutual Capital also oversees the Sub-Advisers' compliance with prospectus limitations and other relevant investment restrictions. In addition, Old Mutual Capital allocates assets among the Sub-Advisers for Portfolios managed by multiple Sub-Advisers, and provides certain administrative services for the Portfolios.

Old Mutual Capital was appointed by the Board to serve as investment adviser to the Portfolios effective January 1, 2006. Shareholders will be asked to approve the new management agreement with Old Mutual Capital at a shareholder meeting scheduled for April 2006. In order that Old Mutual Capital could begin serving as investment adviser to the Portfolios while shareholder approval of a new management agreement is sought, the Board approved an interim advisory agreement with Old Mutual Capital. The Trust's previous investment adviser, Liberty Ridge, has been appointed a Sub-Adviser to certain Portfolios.

Old Mutual Capital applied for an exemptive order from the Securities and Exchange Commission permitting the Trust to change non-affiliated sub-advisers without prior shareholder approval, but subject to notification to shareholders within 60 days of any such changes. There is no assurance that Old Mutual Capital or the Trust will be successful in obtaining this exemptive relief. To the extent required by applicable laws or regulations, the foregoing will be a principal investment strategy of each Portfolio for which the application was submitted.

THE SUB-ADVISERS

Each of the Sub-Advisors was appointed by Old Mutual Capital to provide investment sub-advisory services to all or a portion of the assets of one or more Portfolios effective January 1, 2006. Shareholders will be asked to approve the new sub-advisory agreements with each Sub-Advisor at a shareholder meeting scheduled for April 2006. In order that the Sub-Advisors could begin serving as investment sub-adviser to the Portfolios while shareholder approval of new sub-advisory agreements is sought, the Board of Trustees approved an interim sub-advisory agreement with each Sub-Advisor.

Old Mutual Capital applied for an exemptive order from the Securities and Exchange Commission permitting the Trust to change non-affiliated sub-advisers without prior shareholder approval, but subject to notification to shareholders within 60 days of any such changes. There is no assurance that the Old Mutual Capital or the Trust will be successful in obtaining this exemptive relief.

CASTLEARK MANAGEMENT, LLC

CastleArk, a Delaware limited liability company located at 1 North Wacker Drive, Suite 2950, Chicago, Illinois 60606, is a sub-adviser for the Old Mutual Large Cap Growth and Large Cap Growth Concentrated Portfolio. CastleArk was appointed sub-adviser to the Trust effective January 1, 2006, and manages and supervises the investment of certain of the Portfolios' assets on a discretionary basis, subject to the supervision of Old Mutual Capital. CastleArk provides investment management services to institutional and high net worth clients. CastleArk held discretionary management authority with respect to over $1.9 billion in assets as of December 31, 2005.

COLUMBUS CIRCLE INVESTORS

Columbus Circle, a Delaware general partnership located at Metro Center, One Station Place, Stamford, CT 06902, is the sub-adviser to the Old Mutual Columbus Circle Technology and Communications Portfolio. Columbus Circle was appointed sub-adviser to the Trust effective January 1, 2006, and manages and supervises the investment of the Portfolio's assets on a discretionary basis, subject to the supervision of Old Mutual Capital. Columbus Circle provides portfolio management services to high net worth individuals and institutional accounts, including corporate pension and profit-sharing plans, charitable institutions, foundations, endowments, municipalities, public mutual funds, private investment funds, and a trust program. Columbus Circle held discretionary management authority with respect to approximately $6.2 billion in assets as of December 31, 2005.

COPPER ROCK CAPITAL PARTNERS LLC

Copper Rock, a Delaware limited liability company located at 200 Clarendon Street, 53rd Floor, Boston, MA 02116, is the sub-adviser to the Old Mutual Small Cap Growth Portfolio. Copper Rock was appointed sub-adviser to the Trust effective January 1, 2006. Cooper Rock manages and supervises the investment of the Portfolio's assets on a discretionary basis, subject to the supervision of Old Mutual Capital. Copper Rock is an affiliate of Old Mutual Capital and Old Mutual (US) Holdings, Inc. Copper Rock manages discretionary equity portfolios for institutional accounts. Copper Rock held discretionary management authority with respect to approximately $370 million in assets as of January 1, 2006.

EAGLE ASSET MANAGEMENT, INC.

Eagle, a Florida corporation located at 880 Carillon Parkway, St. Petersburg, FL 33716, is a sub-adviser to the Old Mutual Small Cap Portfolio. Eagle was appointed sub-adviser to the Trust effective January 1, 2006, and manages and supervises the investment of certain of the Portfolio's assets on a discretionary basis, subject to the supervision of Old Mutual Capital. Eagle provides investment advisory services to both retail clients and institutional clients, including corporate pension plans, public funds, foundations and other tax-exempt entities and registered investment companies. Eagle held discretionary management authority with respect to approximately $11.6 billion in assets as of December 31, 2005.

MUNDER CAPITAL MANAGEMENT

Munder, a Delaware general partnership located at 480 Pierce Street, Birmingham, MI 48009, is a sub-adviser to the Old Mutual Growth II Portfolio. Munder was appointed sub-adviser to the Trust effective January 1, 2006, and manages and supervises the investment of certain of the Portfolio's assets on a discretionary basis, subject to the supervision of Old Mutual Capital. Munder furnishes investment advisory services to clients on a discretionary basis and serves as Sub-Adviser to various domestic and non-domestic entities, as well as to separately managed accounts through arrangements with other industry professionals. Munder held discretionary management authority with respect to approximately $41.7 billion in assets as of December 31, 2005.

TURNER INVESTMENT PARTNERS, INC.

Turner, a Pennsylvania corporation located at 1205 Westlakes Drive, Suite 100, Berwyn, PA 19312, is a sub-adviser to the Old Mutual Large Cap Growth, Large Cap Growth Concentrated, and Growth II Portfolios. Turner was appointed sub-adviser to the Trust effective January 1, 2006, and manages and supervises the investment of certain of the Portfolios' assets on a discretionary basis, subject to the supervision of Old Mutual Capital. Turner held discretionary management authority with respect to approximately $18.3 billon in assets as of December 31, 2005 for institutional and individual accounts.

LIBERTY RIDGE CAPITAL, INC.

Liberty Ridge, a Delaware corporation located at 1400 Liberty Ridge Drive, Wayne, PA 19087, is the sub-adviser to the Old Mutual Select Value, Mid-Cap, and Small Cap Portfolios. Liberty Ridge was appointed sub-adviser to the Trust effective January 1, 2006. Prior to that date, Liberty Ridge was the Trust's investment adviser. Liberty Ridge manages and supervises the investment of certain of the Portfolio's assets on a discretionary basis, subject to the supervision of Old Mutual Capital. Liberty Ridge, a wholly-owned subsidiary of Old Mutual (US) Holdings, Inc., and an affiliate of Old Mutual Capital, was founded in 1982, and managed over $1.1 billion in assets as of December 31, 2005.

LEGAL PROCEEDINGS

On June 21, 2004, Liberty Ridge entered into agreements with the Securities and Exchange Commission ("SEC") and the New York Attorney General ("NYAG") settling all of their charges related to "market timing" activity in Old Mutual Advisor Funds II, an investment company in the same mutual fund complex as the Portfolios. In the settlements, Liberty Ridge, without admitting or denying any findings or allegations made by the SEC or the NYAG, agreed to cease and desist from causing any violation of state and federal securities laws. The settlements require Liberty Ridge, among other things, to operate in accordance with enhanced corporate governance policies and practices ("Compliance Undertakings"). Under the NYAG settlement, if certain terms and undertakings in that settlement as described in the Portfolios' Statement of Additional Information are not met, the NYAG settlement stipulates that Liberty Ridge shall promptly terminate its management of the Portfolios. In this event, the Portfolios' Board of Trustees would be required to seek new management or consider other alternatives. Old Mutual Capital, as the Portfolios' new adviser, has contractually agreed to assume all such Compliance Undertakings.

In addition to the regulatory actions, which have been settled as described above, multiple lawsuits, including class action and shareholder derivative suits (the "Civil Litigation"), have been filed against Liberty Ridge, Old Mutual Advisor Funds II, and certain related and unrelated parties. These lawsuits are primarily based upon the allegations in the SEC civil action and the NYAG civil action. These lawsuits allege a variety of theories for recovery, including but not limited to: (i) violations of various provisions of the Federal securities laws; (ii) breach of fiduciary duty; and (iii) false or misleading prospectus disclosure. The lawsuits were originally filed in both Federal and state courts, but have since all been consolidated in the United States District Court for the District of Maryland. The lawsuits seek such remedies as compensatory damages, restitution, rescission of the management and other contracts between Old Mutual Advisor Funds II and Liberty Ridge and certain of its affiliates, an accounting for profits, injunctive relief, equitable relief, interest and the payment of attorney's and experts' fees.

On August 30, 2005, the State of West Virginia West Virginia Securities Division (the "WV Securities Division") entered a cease and desist order (the "Order" and, together with the Civil Litigation, the "Litigation") against Pilgrim Baxter & Associates, Ltd. (now known as Liberty Ridge Capital, Inc.). Old Mutual Insurance Series Fund was not named in the Order. In the Order, the WV Securities Division alleged that Liberty Ridge permitted short-term trading in excess of Old Mutual Advisor Funds II's disclosed limitation of four exchanges per year and also provided confidential portfolio information to customers of a broker-dealer who used the information to market time Old Mutual Advisor Funds
II. The WV Securities Division further alleges in the Order that the foregoing violated the West Virginia Securities Act (W. Va. Code Section 32-1-101, ET SEQ. and Section 32-1-102) and is seeking that Liberty Ridge cease and desist from further violation of the West Virginia Securities Act; pay restitution; disgorge fees; pay administrative and investigatory costs and expenses, including counsel fees; pay an administrative assessment; and other relief. It is possible that similar actions based on the same facts and circumstances may be filed in the future by other state agencies. Such other actions will be described in the Statement of Additional Information.

At this stage of the Litigation, Old Mutual Capital believes that it is too early to assess the likely outcome of the Litigation, or success of any defenses each of the defendants may have to the claims. Any potential resolution of the Litigation may include, but not be limited to, judgments or settlements for damages against Liberty Ridge or any other named defendant. While it is currently too early to predict the result of the Litigation, Old Mutual Capital does not believe that the outcome of the Litigation will materially affect its ability to carry out its duty as investment adviser to the Portfolios. However, neither Liberty Ridge nor Old Mutual Capital are currently able to gauge the level of shareholder redemptions that may result from the news of the resolution of these pending lawsuits. Redemptions may require the Portfolios to sell investments to provide for sufficient liquidity, which could adversely impact the investment performance of the Portfolios.

The table below shows the management fees the Portfolios paid to the Trust's former adviser, Liberty Ridge (as a percentage of average daily net assets) for the fiscal year ended December 31, 2005, as well as the fees to be paid to the Trust's current adviser, Old Mutual Capital, beginning January 1, 2006.

                                                           Fees paid to Liberty     Fees paid to Old
                                                               Ridge as of        Mutual Capital as of
                                                           December 31, 2005(1)    January 1, 2006(1)
                                                          ---------------------   --------------------
Columbus Circle Technology and Communications Portfolio           0.85%                  0.95%
Growth II Portfolio                                               0.85%                 0.825%
Large Cap Growth Portfolio                                        0.70%                  0.85%
Large Cap Growth Concentrated Portfolio                           0.85%                  0.90%
Mid-Cap Portfolio                                                 0.85%                  0.95%
Select Value Portfolio                                            0.65%                  0.75%
Small Cap Portfolio                                               0.92%                  1.10%
Small Cap Growth Portfolio                                       -0.34%                  0.95%

(1) The fees payable to Old Mutual Capital are higher for certain Portfolios than the fees paid to Liberty Ridge because Old Mutual Capital provides certain administrative services to the Portfolios that were not provided by Liberty Ridge. As of January 1, 2006, Old Mutual Capital assumed responsibility for providing the administrative services previously provided by Old Mutual Fund Services and the separate 0.1227% administrative service fee payable to Old Mutual Fund Services was eliminated. Therefore, the increase in advisory fee for certain Portfolios is offset by the elimination of the separate 0.1227% administrative service fee.

Advisory fee breakpoints are triggered once a Portfolio reaches $300 million in assets. For assets between $0 and $300 million, management fees will be charged at their base level. Once assets of any Portfolio exceed $300 million, the management fee charged on such assets will be reduced by 0.05% from their base level. Further fee breakpoints are triggered when a Portfolio's assets reach $500 million, $750 million, $1 billion, $1.5 billion and $2 billion. In each case, base level advisory fees are reduced by an additional 0.05% for a possible 0.30% point reduction in total. The Sub-Advisers are entitled to receive a fee from Old Mutual Capital equal to a percentage of the daily net assets of each Portfolio. The fee arrangement for each Sub-Adviser is described in the Statement of Additional Information.

A discussion regarding the basis for the Board's approval of the investment advisory contract between the Trust and Old Mutual Capital and the sub-advisory contracts between the Trust and each Sub-Adviser is included in the Trust's Annual Report to Shareholders for the fiscal year ended December 31, 2005.

THE PORTFOLIO MANAGERS

Listed below are the portfolio managers that have responsibility for the day-to-day management of each Portfolio and a brief biographical description of each portfolio manager. The Statement of Additional Information provides additional information about the portfolio managers' investments in the Portfolio or Portfolios that they manage, a description of their compensation structure, information regarding other accounts that they manage and additional information about conflicts of interest.

COLUMBUS CIRCLE TECHNOLOGY AND COMMUNICATIONS PORTFOLIO

ANTHONY RIZZA, CFA has been at Columbus Circle for the past 15 years and has managed Columbus Circle's Technology Portfolio since 1994.

GROWTH II PORTFOLIO

Munder
------

A team of professionals employed by Munder Capital Management ("Munder") makes investment decisions for the Portfolio. The team consists of Tony Y. Dong, Brian
S. Matuszak and Andy Y. Mui. Mr. Dong makes final investment decisions for the Portfolio. The team members provide analytical support for Mr. Dong's selections.

TONY Y. DONG, CFA, Director, Mid-Cap Equity and Senior Portfolio Manager, has been a member of the Portfolio's portfolio management team since Munder became sub-advisor to the Portfolio in January 2006. Mr. Dong joined Munder's mid-cap core growth team as a senior portfolio manager in January 2001, and assumed the lead manager role in March 2002. He is also a member of the portfolio management team for Munder's mid-cap/small-cap blend discipline. He became part of the mid-cap/small-cap blend team in November 2003. Mr. Dong joined Munder in 1988 as a portfolio manager for Munder's Growth at a Reasonable Price (GARP) investment discipline. He was promoted to Senior Portfolio Manager in 1994.

BRIAN S. MATUSZAK, CFA, Senior Equity Analyst, is a member of Munder's mid-cap core growth team and has been a member of the Portfolio's portfolio management team since Munder became sub-advisor to the Portfolio in January 2006. He is also a member of Munder's REIT and mid-cap/small-cap blend portfolio management teams. Mr. Matuszak joined the REIT and mid-cap core growth teams as an Equity Analyst in April 2002, and was promoted to Senior Equity Analyst in January 2005. He has been part of the mid-cap/small-cap blend team since 2005. Prior to April 2002, Mr. Matuszak had been an internal wholesaler at Munder, marketing the Munder Funds and Munder Funds wrap products. He joined Munder in May 2000.

ANDY Y. MUI, CPA, Senior Equity Analyst, is a member of Munder's mid-cap core growth team and has been a member of the Portfolio's portfolio management team since Munder became sub-advisor to the Portfolio in January 2006. He has also a member of Munder's mid-cap/small-cap blend portfolio management team since joining Munder in June 2005. Prior to joining Munder, he had been an Equity Research Associate for Smith Barney Citigroup since 2004. He was also an Equity Research Associate with RBC Capital Markets from mid-2002 through 2003. From August 2000 through May 2002, Mr. Mui was pursuing his M.B.A. at the Tuck School of Business at Dartmouth. He also held the position of Equity Research Associate at Banc of America Securities LLC during the summer of 2001.

Turner
------

CHRISTOPHER K. MCHUGH joined Turner upon its founding in 1990. He manages technology and telecommunications and producer durables sectors for all of Turner's stock funds. Prior to joining Turner, Mr. McHugh was a Performance Specialist for Provident Capital Management (1986-1990).

ROBERT R. TURNER, CFA joined Turner upon its founding in 1990. He manages the technology and telecommunications and producer durables sectors for all of Turner's stock funds. Prior to joining Turner, Mr. Turner served as Senior Investment Manager for Meridian Investment Company (1985-1990), Portfolio Manager with Integon Corporation (1983-1985), Analyst at McMillon/Eubanks (1981-1983), and Systems Consultant with Andersen Consulting (1979-1981).

WILLIAM C. MCVAIL, CFA joined Turner in 1998. He manages the consumer sector for all of Turner's stock funds. Prior to joining Turner, Mr. McVail worked as a Portfolio Manager for Black Rock Equity Advisors (1995-1998) and served as a Fixed Income Research Analyst and Equity Analyst for PNC Investment Management & Research (1987-1995).

LARGE CAP GROWTH PORTFOLIO/LARGE CAP GROWTH CONCENTRATED PORTFOLIO

CastleArk
---------

JEROME CASTELLINI has been a manager of CastleArk large cap growth fund since 1999. Prior to joining CastleArk, Mr. Castellini held the positions of vice president and managing partner at Loomis, Sayles & Company, LP (1989-1999), portfolio manager at Kemper Financial Harris Trust (1981-1989), and analyst at Harris Trust (1979-1981).

ROBERT TAKAZAWA, JR. has been a manager of CastleArk's large cap growth fund since 1999. Prior to joining CastleArk, Mr. Takazawa held the positions of vice president and portfolio manager at Loomis, Sayles & Company, L.P. (1994-1999) and Kemper Financial (1973-1994).

SCOTT PAPE has been a manager of CastleArk's large cap growth fund since 1999. Prior to joining CastleArk, Mr. Pape held the positions of vice president and equity portfolio manager at Loomis, Sayles & Company, L.P. (1991-1999), portfolio manager at Illinois State Management Board (1987-1991), Sears Investment Management (1984-1987) and analyst at Commonwealth Edison (1981-1984).

Turner
------

MARK D. TURNER joined Turner upon its founding in 1990. He covers the financial services sector for all of Turner's stock funds. Prior to joining Turner, Mr. Turner worked as Vice President/Senior Portfolio Manager for First Maryland Asset Management (1987-1989), Vice President/Portfolio Manager for Merrill Lynch Asset Management (1985-1987) and Portfolio Manager/Analyst for Wachovia Investment Management (1982-1987).

ROBERT R. TURNER, CFA (see description above)

ROBB J. PARLANTI, CFA joined Turner in 1993. He covers the cyclical sector for all of Turner's stock funds. Prior to joining Turner, Mr. Parlanti worked as an Investment Officer for PNC Bank, National Association (1987-1993).

MID-CAP PORTFOLIO/ SELECT VALUE PORTFOLIO

JEROME J. HEPPELMANN, CFA, joined Liberty Ridge in 1994 as a Vice President of Marketing/Client Service and since 1997 has been a member of Liberty Ridge's investment team. Prior to joining Liberty Ridge, Mr. Heppelmann worked in the Investment Advisory Group for SEI Investments.

SMALL CAP PORTFOLIO

Eagle
-----

TODD MCCALLISTER, Ph.D., CFA joined Eagle in 1997 and currently holds the positions of Managing Director and Portfolio Manager. Mr. McCallister has 19 years of investment experience as a portfolio manager and analyst. Prior to joining Eagle, Mr. McCallister served as a Portfolio Manager at Investment Advisors, Inc. Mr. McCallister also served as a Portfolio Manager at ANB Investment Management for 5 years. Mr. McCallister holds a B.A., with highest honors, from the University of North Carolina (1982), and a Ph.D. in economics from the University of Virginia (1987). He earned his CFA designation in 1996.

STACEY SERAFINI THOMAS, CFA joined Eagle in 1999 and currently holds the position of Assistant Portfolio Manager at Eagle. Ms. Thomas has more than eight years of investment experience as portfolio co-manager and analyst. Prior to joining Eagle, Ms. Thomas served as a Corporate Finance Analyst for Raymond James & Associates, Inc. Ms. Thomas holds a B.A. in government, CUM LAUDE, from Harvard University (1997). She earned her CFA designation in 2002.

Liberty Ridge
-------------

JAMES B. BELL, III, CFA, joined Liberty Ridge in 2001 as a research analyst focusing on financials, utilities and gaming/leisure companies, and has been a portfolio manager since 2004. Prior to joining Liberty Ridge, Mr. Bell worked for six years as a commercial banker at Allfirst Bank.

SMALL CAP GROWTH PORTFOLIO

TUCKER WALSH is a founding partner, chief executive officer and head of portfolio management at Copper Rock Capital Partners (since 2005). Prior to co-founding Copper Rock, Mr. Walsh was a managing director and head of the Small Cap Growth team at State Street Research (since 1997). Prior to his employment with State Street Research, Mr. Walsh was an equity analyst at Chilton Investment Company, SG Cowen Asset Management and Merrill Lynch. Mr. Walsh earned a B.A. in Economics from Washington and Lee University. He has over 14 years of investment industry experience.

MICHAEL MALOUF, CFA, is a founding partner and portfolio manager at Copper Rock Capital Partners (since 2005). Prior to co-founding Copper Rock, Mr. Malouf founded Primena, a software company that creates software for money managers, and was involved in real estate investing (2002 to 2005). Mr. Malouf previously held the position of managing director and head of Small Cap Growth Investing at Neuberger Berman (1998 to 2002). Prior to Neuberger Berman, he held the position of small cap portfolio manager at RCM Capital Management (1991 to 1998). Mr. Malouf holds a B.S. in Finance from Arizona State University and a CFA designation. He has over 15 years of investment industry experience.

ABOUT YOUR INVESTMENT

YOUR SHARE PRICE

The price of a Portfolio's shares is based on that Portfolio's net asset value ("NAV"). A Portfolio's NAV equals the value of its assets, less its liabilities, divided by the number of its outstanding shares. Each Portfolio's NAV is calculated and each Portfolio's shares are priced at the close of trading on the New York Stock Exchange ("NYSE") (normally 4 p.m. Eastern Time) each day the exchange is open for business except that securities traded primarily on the NASDAQ Stock Market ("NASDAQ") are normally valued by a Portfolio at the NASDAQ official closing price provided by NASDAQ each business day. NAV is not calculated, and you may not conduct Portfolio transactions, on days the NYSE is closed (generally, weekends and New Year's Day, Martin Luther King Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day) or trading is restricted. Foreign securities may trade in their local markets on days the NYSE is closed. Foreign securities may trade in their local markets on days the NYSE is closed. Foreign transactions and changes in the value of the Portfolios' securities holdings on such days may affect the value of the Portfolios' shares on days when you will not be able to purchase, exchange or redeem shares.

VALUING PORTFOLIO SECURITIES

The Portfolios use pricing services to determine the market value of the securities in their portfolios. Market value is generally determined on the basis of last reported sales price, or if no sales are reported, based on quotes obtained from a quotation reporting system or on broker quotes. The market value of bonds is determined based on an evaluated price.

Each Portfolio prices its investments for which market quotations are readily available at market value. Short-term investments are priced at amortized cost, which approximates market value. All other investments are priced at fair value as determined in good faith by the Trust's Board or its delegate. See the "Fair Value Pricing" section of this Prospectus. If a Portfolio holds securities quoted in foreign currencies, it translates that price into U.S. dollars at current exchange rates. Because foreign markets may be open at different times than the NYSE, the price of a Portfolio's shares may change on days when its shares are not available for purchase or sale.

FAIR VALUE PRICING

The Portfolios have fair value pricing procedures in place, and the Trust's Valuation Committee meets as necessary to value securities in appropriate circumstances that may include, but are not limited to, when a market price is unavailable or if Portfolio assets have been affected by events occurring after the close of trading of a securities market, but before a Portfolio calculates its net asset value. By fair valuing a security whose price may have been affected by events occurring after the close of trading in its respective market, a Portfolio attempts to establish a price that it might reasonably expect to receive upon its current sale of that security. These methods are designed to help ensure that the prices at which Portfolio shares are purchased and redeemed are fair, and do not result in dilution of shareholder interest or other harm to shareholders. In addition, fair value pricing is a helpful tool in preventing excessive short-term trading activity because it may make it more difficult for potentially disruptive shareholders to determine if pricing inefficiencies exist in a Portfolio's securities.

The NAV of your shares when redeemed may be more or less than the price you originally paid, depending upon a Portfolio's investment performance. If a Portfolio invests in another investment company, the Portfolio's net asset value is based in part on the net asset value of the other investment companies in which the Portfolio invests. The prospectuses for these other investment companies explain the circumstances under which they may use fair value pricing and its effects.

INVESTING IN THE FUNDS

POLICY REGARDING EXCESSIVE OR SHORT-TERM TRADING

      While the Portfolios provide shareholders with daily liquidity, they are intended to be long-term investment vehicles and are not designed for investors that engage in excessive short-term trading activity (I.E. purchases of Portfolio shares followed shortly thereafter by redemptions of such shares, or vice versa). Short-term or excessive trading could lead to a Portfolio needing to maintain higher daily cash balances to meet redemption requests as well as higher transaction costs, either of which could adversely affect shareholder returns.

      The Trust's Board of Trustees has adopted and Old Mutual Capital and its affiliates (collectively, for purposes of this section Policy Regarding Excessive or Short-Term Trading, "Old Mutual Capital") and their agents have implemented the following tools to discourage excessive short-term trading in the Portfolios: trade activity monitoring and selective use of fair value pricing. Each of these tools is described in more detail below. Although these tools are designed to discourage excessive short-term trading, neither of these tools alone nor both of them taken together eliminate the possibility that excessive short-term trading activity in the Portfolios will occur. Moreover, both of these tools involve judgments that are inherently subjective. Old Mutual Capital and its agents seek to make these judgments to the best of their abilities in a manner that they believe are consistent with shareholder interests. For purposes of applying these tools, Old Mutual Capital and its agents may consider an investor's trading history in the Portfolios, and accounts under common ownership, influence or control. Old Mutual Capital and the Portfolios may modify these procedures in response to changing regulatory requirements, such as those adopted by the SEC or U.S. Department of Labor, or to enhance the effectiveness of the procedures.

Trade Activity Monitoring
-------------------------

      Old Mutual Capital and its agents monitor selected trades in an effort to detect excessive short-term trading activities. If, as a result of this monitoring, Old Mutual Capital or one of its agents determines that a shareholder has engaged in excessive short-term trading, it will work with the Participating Insurance Companies to (i) advise the shareholder or use its best efforts to work with the financial intermediary that holds the account to inform the shareholder that he or she must stop such activities, and (ii) use its best efforts to refuse to process purchases or exchanges in the shareholder's account. Determining whether a shareholder has engaged in excessive short-term trading involves judgments that are inherently subjective. In making such judgments, Old Mutual Capital and its agents seek to act in a manner that they believe is consistent with the best interests of Portfolio shareholders.

      The ability of Old Mutual Capital and its agents to monitor trades that are placed by holders of VA Contracts and VLI Policies through omnibus accounts maintained by Participating Insurance Companies is severely limited because the Participating Insurance Companies maintain the underlying shareholder accounts and do not disclosure individual shareholder transaction information. Old Mutual Capital and its agents generally rely on the willingness, ability and rights of the Participating Insurance Companies to monitor trading activity in omnibus accounts and enforce the Portfolios' excessive short-term trading policy on shareholders in such accounts. There is no assurance that the Participating Insurance Companies will in all instances cooperate with Old Mutual Capital and its agents in monitoring trading activity or enforcing the excessive short-term trading policy. This is one reason why this tool cannot eliminate completely the possibility of excessive short-term trading. Old Mutual Capital and its agents, however, will attempt to apply the excessive short-term trading policy uniformly to all Participating Insurance Companies.

BUYING & SELLING PORTFOLIO SHARES

You may only buy and sell Portfolio shares through VA Contracts and VLI Policies offered by separate accounts of Participating Insurance Companies. The prospectus for these separate accounts explains how to purchase and redeem a VA Contract or VLI Policy.

The Participating Insurance Company may buy Portfolio shares for you at NAV any day the New York Stock Exchange is open. The Participating Insurance Company must receive your completed buy order before the close of regular trading on the New York Stock Exchange (generally, 4:00 p.m. Eastern Time) for your Portfolio shares to be bought at that day's NAV. Purchase orders received after the close of the New York Stock Exchange will be priced at the Portfolios' next calculated NAV. Processing of your initial purchase may take longer. The Participating Insurance Company is responsible for sending your buy order to the Portfolio. A Portfolio may periodically close to new purchases or refuse a buy order if the Portfolio determines that doing so would be in the best interests of the Portfolio and its shareholders.

The Participating Insurance Company may sell Portfolio shares for you at NAV any day the New York Stock Exchange is open. The Participating Insurance Company must receive your sell order before the close of regular trading on the New York Stock Exchange for you to receive that day's NAV. The Participating Insurance Company is responsible for sending your sell order to the Portfolio. The Portfolio generally sends payment for your shares to the Participating Insurance Company the business day after your sell order is received. Under unusual circumstances, the Portfolio may suspend redemptions or postpone payment for up to seven days as permitted by federal securities law.

IMPORTANT INFORMATION ABOUT PROCEDURES FOR OPENING A NEW ACCOUNT

The Portfolio is required by Federal Law to obtain, verify, and record information that identifies each person who opens a new account. If you do not provide this information, we may not be able to open your account. Each Portfolio reserves the right to close your account or take such other action deemed appropriate if we are unable to verify your identity.

DISTRIBUTIONS AND TAXES

Each Portfolio pays dividends from its net investment income and distributions from its net realized capital gains at least once a year, if available. Dividends and distributions will be reinvested in the Portfolio unless the Participating Insurance Company instructs the Portfolio otherwise. There are no fees on reinvestments.

VA Contracts and VLI Policies are currently tax-deferred investments. Therefore, Portfolio distributions are exempt from current taxation if left to accumulate in your VA Contract or VLI

Policy. In addition, exchanges among the Portfolios are currently not taxable. The prospectus for the Participating Insurance Company separate account discusses the tax status of VA Contracts and VLI Policies in greater detail. The tax status of a Portfolio's distributions for each calendar year will be detailed in the Participating Insurance Company's annual tax statement for that Portfolio. Because everyone's tax situation is unique, always consult your tax professional about federal, state and local tax consequences.

REVENUE SHARING

Payments by Old Mutual Fund Distributors or its Affiliates

From time to time, Old Mutual Fund Distributors (the "Distributor") or one or more of its corporate affiliates may make payments from its own resources to insurance companies or other intermediaries that sponsor VA Contracts and VLI Policies which offer or hold Portfolio shares. These payments are made in exchange for certain services provided by the insurance company or intermediary, such as administrative or recordkeeping support services and/or marketing support. Administrative and recordkeeping support services vary among intermediaries, but may include transaction processing or account maintenance activities (such as processing purchases, redemptions, or exchanges or producing customer account statements or tax statements) sub-accounting services, answering shareholder inquiries relating to the Portfolios, delivering proxy statements, annual reports, updated prospectuses and other communications, and other recordkeeping services relating to investments in the Portfolios. Marketing support payments include payments for conferences and seminars, investor and dealer-sponsored events, educating sales personnel of the insurance company or other intermediary, placement on sales lists and access (in some cases on a preferential basis over competitors of the Portfolios) to sales meetings and salespeople of the intermediary. In addition, insurance companies and intermediaries may receive non-cash compensation, such as promotional merchandise bearing the Trust's logo.

The Distributor or its affiliates may compensate insurance companies and other intermediaries differently depending on the nature and extent of the services they provide. Insurance companies and intermediaries may earn profits on these payments, since the amount of the payment may exceed their cost in providing the service. Certain of these payments may be subject to limitations under applicable law.

The Distributor is motivated to make these payments since, in certain circumstances, they promote the sale of Portfolio shares and the retention of those investments by clients of the insurance company or intermediary. The Adviser may also benefit from the Distributor's activity through increased advisory fees received on assets purchased through insurance companies or intermediaries.

PAYMENTS BY OLD MUTUAL INSURANCE SERIES FUND

Like the Distributor, the Trust may, from time to time, make payments to insurance companies and other intermediaries that provide administrative or recordkeeping support services, as described above. In certain cases, the payments could be significant and cause a conflict of interest for Participating Insurance Companies or other intermediaries. You can find further details in the SAI about these payments and the services provided in return by the insurance companies or intermediaries. You can also speak to your Participating Insurance Company or financial intermediary for more information about payments made by the Distributor or the Trust to such parties.

POTENTIAL CONFLICTS OF INTEREST

Participating Insurance Companies may be affiliated with one another. In addition, the interests of VA Contact and VLI Policy holders may conflict due to differences in tax treatment and other considerations. The Portfolios' Board of Trustees monitors each Portfolio for material conflicts and determines what action, if any, should be taken. For example, the Board may require a Participating Insurance Company to sell its investments in a Portfolio. As a result, the Portfolio may be forced to sell securities. In addition, the Board may refuse to sell shares of a Portfolio to a particular VA Contract or VLI Policy or may suspend or terminate sales of Portfolio shares if required by law or regulatory authority or if the action is in the best interests of the Portfolio and its shareholders.

FINANCIAL HIGHLIGHTS

A Portfolio's financial highlights help you understand its recent financial performance. The total returns represent the rate that you would have earned or lost on an investment in the Portfolio, assuming you reinvested all Portfolio distributions. PricewaterhouseCoopers, LLP ("PWC") has audited the information contained in these financial highlights. PWC's report and the Portfolio's financial statements are included in the Portfolio's Annual Report to Shareholders, which is available, free of charge, upon request.

[LOGO OMITTED]



Old Mutual Insurance Series Fund

--------------------------------------------------------------------------------

OLD MUTUAL COLUMBUS CIRCLE TECHNOLOGY AND COMMUNICATIONS PORTFOLIO



FINANCIAL HIGHLIGHTS

FOR A SHARE OUTSTANDING THROUGHOUT EACH FISCAL YEAR

FOR THE YEARS ENDED DECEMBER 31,



                                  Net

           Net               Realized and

          Asset               Unrealized             Distributions Distributions                  Net                  Net

         Value,      Net       Gains or      Total      from Net       from                   Asset Value,         Assets, End

        Beginning Investment    Losses        From     Investment     Capital        Total        End       Total   of Year

         of Year    Loss     on Securities Operations     Income       Gains     Distributions  of Year     Return    (000)

--------------------------------------------------------------------------------------------------------------------------------


2005      $2.32   $(0.02)1     $  0.25      $  0.23          --          --            --        $2.55       9.91%   $115,303

2004       2.18    (0.01)1        0.15         0.14          --          --            --         2.32       6.42%    145,141

2003       1.50    (0.02)1        0.70         0.68          --          --            --         2.18      45.33%    192,967

2002       3.26    (0.03)        (1.73)       (1.76)         --          --            --         1.50     (53.99)%   168,266

2001      24.77    (0.03)1      (14.63)      (14.66)         --      $(6.85)       $(6.85)        3.26     (52.32)%   453,689









                                                 Ratio of Net

                                    Ratio         Investment

                                 of Expenses         Loss

                                 to Average       to Average

                   Ratio of Net  Net Assets       Net Assets

          Ratio     Investment    (Excluding       (Excluding

        of Expenses     Loss      Waivers and     Waivers and   Portfolio

        to Average   to Average     Expense         Expense     Turnover

        Net Assets  Net Assets    Reduction)       Reduction)     Rate

--------------------------------------------------------------------------

2005       1.14%       (0.87)%       1.14%           (0.87)%    29.66%

2004       1.13%       (0.69)%       1.13%           (0.69)%    76.42%

2003       1.10%       (0.84)%       1.10%           (0.84)%   167.83%

2002       1.08%       (0.85)%       1.08%           (0.85)%   236.25%

2001       1.05%       (0.58)%       1.05%           (0.58)%   285.73%






1 Per share calculations were performed using average shares for the period.





 Amounts designated as "--" are either $0 or have been rounded to $0.











The accompanying notes are an integral part of the financial statements.

[LOGO OMITTED]





Old Mutual Insurance Series Fund

--------------------------------------------------------------------------------

OLD MUTUAL GROWTH II PORTFOLIO



FINANCIAL HIGHLIGHTS

FOR A SHARE OUTSTANDING THROUGHOUT EACH FISCAL YEAR

FOR THE YEARS ENDED DECEMBER 31,









                                  Net

           Net               Realized and

          Asset               Unrealized              Distributions                  Net                   Net         Ratio

         Value,      Net       Gains or      Total        from                   Asset Value,          Assets, End  of Expenses

        Beginning Investment    Losses        From       Capital        Total        End       Total     of Year    to Average

         of Year    Loss     on Securities Operations     Gains     Distributions  of Year     Return     (000)      Net Assets

---------------------------------------------------------------------------------------------------------------------------------


2005     $10.48    $(0.10)1      $1.29       $1.19         --             --        $11.67      11.35%    $45,050      1.19%

2004       9.83     (0.09)1       0.74        0.65         --             --         10.48       6.61%     53,495      1.17%

2003       7.82     (0.08)1       2.09        2.01         --             --          9.83      25.70%     71,918      1.10%

2002      11.24     (0.13)       (3.29)      (3.42)        --             --          7.82     (30.43)%    76,421      1.12%

2001      18.88     (0.07)1      (7.57)      (7.64)        --             --         11.24     (40.47)%   154,096      1.07%









                                      Ratio of Net

                         Ratio         Investment

         Ratio of Net of Expenses         Loss

          Investment   to Average       to Average

             Loss      Net Assets       Net Assets   Portfolio

          to Average   (Excluding       (Excluding    Turnover

          Net Assets     Waivers)         Waivers)     Rate

--------------------------------------------------------------

2005        (0.90)%        1.19%           (0.90)%    24.17%

2004        (0.94)%        1.17%           (0.94)%    37.53%

2003        (0.90)%        1.10%           (0.90)%   194.63%

2002        (0.89)%        1.12%           (0.89)%   169.74%

2001        (0.57)%        1.07%           (0.57)%   163.56%






1 Per share calculations were preformed using the average shares for the period.





Amounts designated as "--" are either $0 or have been rounded to $0.













The accompanying notes are an integral part of the financial statements.

[LOGO OMITTED]



Old Mutual Insurance Series Fund

-------------------------------------------------------------------------------

OLD MUTUAL LARGE CAP GROWTH PORTFOLIO



FINANCIAL HIGHLIGHTS

FOR A SHARE OUTSTANDING THROUGHOUT EACH FISCAL YEAR

FOR THE YEARS ENDED DECEMBER 31,









                                  Net

           Net               Realized and

          Asset               Unrealized              Distributions                  Net                   Net        Ratio

         Value,      Net       Gains or      Total        from                   Asset Value,          Assets, End of Expenses

        Beginning Investment    Losses        From       Capital        Total        End       Total     of Year   to Average

         of Year    Loss     on Securities Operations     Gains     Distributions  of Year     Return     (000)     Net Assets

-------------------------------------------------------------------------------------------------------------------------------


2005     $17.78   $(0.07)1       $0.88       $0.81         --          --           $18.59        4.56%   $25,236     1.10%

2004      16.32    (0.04)1        1.50        1.46         --          --            17.78        8.95%    31,850     1.10%

2003      12.44    (0.07)1        3.95        3.88         --          --            16.32       31.19%    32,357     1.06%

2002      17.60    (0.10)        (5.06)      (5.16)        --          --            12.44      (29.32)%   27,434     1.05%

2001      24.54    (0.05)1       (6.89)      (6.94)        --          --            17.60      (28.28)%   54,060     1.02%









                                      Ratio of Net

                         Ratio         Investment

         Ratio of Net of Expenses         Loss

          Investment   to Average       to Average

             Loss      Net Assets       Net Assets   Portfolio

          to Average   (Excluding       (Excluding    Turnover

          Net Assets     Waivers)         Waivers)     Rate

--------------------------------------------------------------

2005        (0.42)%       1.15%           (0.47)%      30.48%

2004        (0.27)%       1.10%           (0.27)%      44.92%

2003        (0.51)%       1.06%           (0.51)%      74.16%

2002        (0.47)%       1.05%           (0.47)%     142.32%

2001        (0.26)%       1.02%           (0.26)%     137.18%








1 Per share calculations were performed using the average shares for the period.



Amounts designated as "--" are either $0 or have been rounded to $0.





The accompanying notes are an integral part of the financial statements.

[LOGO OMITTED]



Old Mutual Insurance Series Fund

--------------------------------------------------------------------------------

OLD MUTUAL LARGE CAP GROWTH CONCENTRATED PORTFOLIO



FINANCIAL HIGHLIGHTS

FOR A SHARE OUTSTANDING THROUGHOUT EACH FISCAL YEAR

FOR THE YEARS ENDED DECEMBER 31,











                                  Net

           Net               Realized and

          Asset               Unrealized              Distributions                  Net                   Net        Ratio

         Value,      Net       Gains or      Total        from                   Asset Value,          Assets, End of Expenses

        Beginning Investment    Losses        From       Capital        Total        End       Total     of Year   to Average

         of Year    Loss     on Securities Operations     Gains     Distributions  of Year     Return     (000)     Net Assets

-------------------------------------------------------------------------------------------------------------------------------


2005     $ 9.12   $(0.07)1       $0.59       $0.52           --          --        $9.64        5.70%     $81,569     1.14%

2004       8.53    (0.04)1        0.63        0.59           --          --         9.12        6.92%     110,140     1.10%

2003       6.42    (0.05)1        2.16        2.11           --          --         8.53       32.87%     153,640     1.09%

2002       9.35    (0.05)        (2.88)      (2.93)          --          --         6.42      (31.34)%    153,089     1.08%

2001      23.63    (0.01)        (9.30)      (9.31)      $(4.97)     $(4.97)        9.35      (36.17)%    304,029     1.04%







                                      Ratio of Net

                         Ratio         Investment

         Ratio of Net of Expenses         Loss

          Investment   to Average       to Average

             Loss      Net Assets       Net Assets   Portfolio

          to Average   (Excluding       (Excluding    Turnover

          Net Assets     Waivers)         Waivers)     Rate

--------------------------------------------------------------

2005        (0.78)%       1.14%            (0.78)%     28.42%

2004        (0.44)%       1.10%            (0.44)%     50.45%

2003        (0.73)%       1.09%            (0.73)%     92.66%

2002        (0.42)%       1.08%            (0.42)%    164.94%

2001        (0.23)%       1.04%            (0.23)%    142.88%




1 Per share calculations were performed using average shares for the period.







 Amounts designated as "--" are either $0 or have been rounded to $0.



The accompanying notes are an integral part of the financial statements.

[LOGO OMITTED]



Old Mutual Insurance Series Fund

--------------------------------------------------------------------------------

OLD MUTUAL MID-CAP PORTFOLIO



FINANCIAL HIGHLIGHTS

FOR A SHARE OUTSTANDING THROUGHOUT EACH FISCAL YEAR

FOR THE YEARS ENDED DECEMBER 31,







                                  Net

           Net               Realized and

          Asset               Unrealized             Distributions Distributions                  Net                  Net

         Value,      Net       Gains or      Total      from Net       from                   Asset Value,         Assets, End

        Beginning Investment    Losses        From     Investment     Capital        Total        End       Total   of Year

         of Year    Loss     on Securities Operations     Income       Gains     Distributions  of Year     Return    (000)

-------------------------------------------------------------------------------------------------------------------------------


2005     $17.10    $0.04 1       $0.88       $0.92         --         $(1.33)       $(1.33)       $16.69     5.71%   $54,844

2004      14.64    (0.04)1        2.76        2.72         --          (0.26)        (0.26)        17.10    18.86%    46,766

2003      10.90    (0.03)1        3.77        3.74         --             --            --         14.64    34.31%    30,859

2002      13.40       --         (2.50)      (2.50)        --             --            --         10.90   (18.66)%   13,693

2001      12.49       --          0.98        0.98         --          (0.07)        (0.07)        13.40     7.95%     3,555



                                                   Ratio of Net

                                      Ratio         Investment

                                   of Expenses         Loss

                                   to Average       to Average

                     Ratio of Net  Net Assets       Net Assets

            Ratio     Investment    (Excluding       (Excluding

          of Expenses     Loss      Waivers and     Waivers and   Portfolio

          to Average   to Average     Expense         Expense     Turnover

          Net Assets  Net Assets    Reduction)       Reduction)     Rate

----------------------------------------------------------------------------

2005         1.17%        0.25%        1.17%            0.25%        89.06%

2004         1.17%       (0.26)%       1.17%           (0.26)%      123.19%

2003         1.20%       (0.24)%       1.23%           (0.27)%      147.82%

2002         1.20%       (0.07)%       1.47%           (0.34)%      197.63%

2001         1.20%        0.07%        2.40%           (1.13)%      251.16%






1 Per share calculations were performed using average shares for the period.







 Amounts designated as "--" are either $0 or have been rounded to $0.



The accompanying notes are an integral part of the financial statements. [LOGO OMITTED]





Old Mutual Insurance Series Fund

--------------------------------------------------------------------------------

OLD MUTUAL SELECT VALUE PORTFOLIO



FINANCIAL HIGHLIGHTS

FOR A SHARE OUTSTANDING THROUGHOUT EACH FISCAL YEAR

FOR THE YEARS ENDED DECEMBER 31,











                                  Net

           Net               Realized and

          Asset               Unrealized             Distributions Distributions                  Net                  Net

         Value,      Net       Gains or      Total      from Net       from                   Asset Value,         Assets, End

        Beginning Investment    Losses        From     Investment     Capital        Total        End       Total   of Year

         of Year    Loss     on Securities Operations     Income       Gains     Distributions  of Year     Return    (000)

--------------------------------------------------------------------------------------------------------------------------------


2005     $13.91     $0.18 1      $0.44       $0.62       $(0.28)        --          $(0.28)      $14.25      4.51%   $51,491

2004      13.83      0.21 1       0.17        0.38        (0.30)        --           (0.30)       13.91      2.85%    64,049

2003      12.00      0.35         1.81        2.16        (0.33)        --           (0.33)       13.83     18.29%    94,035

2002      16.20      0.30        (4.35)      (4.05)       (0.15)        --           (0.15)       12.00    (25.07)%  141,322

2001      16.13      0.15 1       0.10        0.25        (0.04)    $(0.14)          (0.18)       16.20      1.72%   332,970





                                                    Ratio of Net

                                       Ratio         Investment

                                    of Expenses         Loss

                                    to Average       to Average

                      Ratio of Net  Net Assets       Net Assets

             Ratio     Investment    (Excluding       (Excluding

           of Expenses     Loss      Waivers and     Waivers and   Portfolio

           to Average   to Average     Expense         Expense     Turnover

           Net Assets  Net Assets    Reduction)       Reduction)     Rate

-----------------------------------------------------------------------------

2005          0.96%        1.28%        0.96%            1.28%       71.77%

2004          0.92%        1.52%        0.92%            1.52%      110.53%

2003          0.90%        1.53%        0.90%            1.53%      224.47%

2002          0.87%        1.19%        0.87%            1.19%      505.46%

2001          0.86%        0.67%        0.86%            0.67%      652.60%




1 Per share calculations were performed using average shares for the period.



Amounts designated as "--" are either $0 or have been rounded to $0.













The accompanying notes are an integral part of the financial statements. [LOGO OMITTED]



Old Mutual Insurance Series Fund

--------------------------------------------------------------------------------

OLD MUTUAL SMALL CAP PORTFOLIO



FINANCIAL HIGHLIGHTS

FOR A SHARE OUTSTANDING THROUGHOUT EACH FISCAL YEAR

FOR THE YEARS ENDED DECEMBER 31,









                                  Net

           Net               Realized and

          Asset               Unrealized             Distributions Distributions                  Net                  Net

         Value,      Net       Gains or      Total      from Net       from                   Asset Value,         Assets, End

        Beginning Investment    Losses        From     Investment     Capital        Total        End       Total   of Year

         of Year    Loss     on Securities Operations     Income       Gains     Distributions  of Year     Return    (000)

-------------------------------------------------------------------------------------------------------------------------------


 2005    $20.32   $(0.04)1       $0.34        $0.30           --         --            --        $20.62       1.48% $115,378

 2004     17.49    (0.13)1        2.96         2.83           --         --            --         20.32      16.18%  154,841

 2003     12.58    (0.07)1        4.98         4.91           --         --            --         17.49      39.03%  219,398

 2002     18.57    (0.10)        (5.66)       (5.76)          --     $(0.23)       $(0.23)        12.58     (31.11)% 244,139

 2001     17.91    (0.03)         1.04         1.01       $(0.02)     (0.33)        (0.35)        18.57       6.07%  435,051





                                                   Ratio of Net

                                      Ratio         Investment

                                   of Expenses         Loss

                                   to Average       to Average

                     Ratio of Net  Net Assets       Net Assets

            Ratio     Investment    (Excluding       (Excluding

          of Expenses     Loss      Waivers and     Waivers and   Portfolio

          to Average   to Average     Expense         Expense     Turnover

          Net Assets  Net Assets    Reduction)       Reduction)     Rate

----------------------------------------------------------------------------

 2005       1.20%       (0.18)%        1.28%            (0.26)%     58.30%

 2004       1.20%       (0.77)%        1.25%            (0.82)%     80.68%

 2003       1.20%       (0.48)%        1.24%            (0.52)%    125.35%

 2002       1.20%       (0.52)%        1.22%            (0.54)%    158.64%

 2001       1.20%       (0.19)%        1.20%            (0.19)%    125.30%




1 Per share calculations were performed using average shares for the year.







Amounts designated as "--" are either $0 or have been rounded to $0.

[LOGO OMITTED]



Old Mutual Insurance Series Fund

--------------------------------------------------------------------------------

OLD MUTUAL SMALL CAP GROWTH PORTFOLIO



FINANCIAL HIGHLIGHTS

FOR A SHARE OUTSTANDING THROUGHOUT EACH FISCAL YEAR

FOR THE YEARS ENDED DECEMBER 31,







                                  Net

           Net               Realized and

          Asset               Unrealized             Distributions Distributions                  Net

         Value,      Net       Gains or      Total      from Net       from                   Asset Value,             Net

        Beginning Investment    Losses        From     Investment     Capital        Total        End       Total  Assets, End

         of Year    Loss     on Securities Operations     Income       Gains     Distributions  of Year     Return   of Year

-------------------------------------------------------------------------------------------------------------------------------


 2005    $ 8.06   $(0.08)2       $ 0.44      $ 0.36         --           --            --        $8.42       4.47%  $3,298,303

 2004      8.02    (0.08)2         0.12        0.04         --           --            --         8.06       0.50%   4,390,461

 2003      5.12    (0.07)2         2.97        2.90         --           --            --         8.02      56.64%   5,866,653

 2002      8.49    (0.07)         (3.30)      (3.37)        --           --            --         5.12     (39.69)%  5,419,380

 2001 1   10.00    (0.02)         (1.49)      (1.51)        --           --            --         8.49     (15.10)%+ 8,532,828





                                                  Ratio of Net

                                     Ratio         Investment

                                  of Expenses         Loss

                    Ratio of Net  to Average       to Average

           Ratio     Investment   Net Assets       Net Assets

        of Expenses     Loss      (Excluding       (Excluding   Portfolio

        to Average   to Average   Waivers and      Waivers and   Turnover

         Net Assets  Net Assets  Reimbursements) Reimbursements)  Rate

---------------------------------------------------------------------------

 2005      1.20%        (1.01)%      2.39%             (2.20)%     64.42%

 2004      1.20%        (1.13)%      1.94%             (1.87)%     80.70%

 2003      1.20%        (1.13)%      1.79%             (1.72)%     67.82%

 2002      1.20%        (1.15)%      1.69%             (1.64)%    114.11%

 2001 1    1.20%*       (0.84)%*     2.60%*            (2.24)%*    56.26%+




*  Annualized.

+  Total Return and portfolio turnover have not been annualized.

1  Commenced operations on April 30, 2001.

2  Per share calculations were performed using average shares for the period.





Amounts designated as "--" are either $0 or have been rounded to $0.





















The accompanying notes are an integral part of the financial statements.

FOR MORE INFORMATION

For investors who want more information about the Portfolios, the following documents are available free upon request:

STATEMENT OF ADDITIONAL INFORMATION (SAI):

Provides more information about the Portfolios and is incorporated into this Prospectus by reference.

ANNUAL/SEMI -ANNUAL REPORTS:

Provides financial and performance information about the Portfolios and their investments and a discussion of the market conditions and investment strategies that significantly affected the Portfolios' performance during the last fiscal year or half-year.

TO OBTAIN THE SAI, ANNUAL/SEMI-ANNUAL
REPORTS OR OTHER INFORMATION AND FOR
SHAREHOLDER INQUIRIES:

BY MAIL:

OLD MUTUAL INSURANCE SERIES FUND
P.O. BOX 419229
KANSAS CITY, MO  64141-6229

BY TELEPHONE:
1-800-347-9256

The SAI, annual and semi-annual reports are also available, free of charge, at www.omfunds.com. You may also contact the Participating Insurance Company for copies of these documents.

Reports and other information about the Trust (including the SAI) can be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-551-5850. Reports and other information about the Trust are also available on the EDGAR database on the SEC's Internet site at http://www.sec.gov and copies of this information may be obtained, after paying a duplicating fee, by sending your written request to the SEC's Public Reference Section, Room 1580, Washington, D.C. 20549, or by electronic request at publicinfo@sec.gov.

Information regarding how a Portfolio voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, 2005 is available without charge by calling 800-433-0051 and on the Commission's website at www.sec.gov. The Trust has adopted a Code of Ethical Conduct pursuant to section 406 of the Sarbanes-Oxley Act. You may obtain a copy of this Code of Conduct upon request by calling 800-433-0051 or by visiting the Securities and Exchange Commission's website at www.sec.gov.

The complete portfolio holdings of each Portfolio as of the end of each calendar quarter is available at www.omfunds.com. Portfolio holdings will be posted to the website on the 15th calendar day after the end of each calendar quarter and will remain available until replaced with the Portfolio's portfolio holdings for the following calendar quarter end. Further description of the Portfolios' policies and procedures with respect to the disclosure of portfolio holdings is available in the SAI.

Old Mutual Insurance Series Fund's Investment Company Act file number:
811-08009.

Old Mutual - ISF Prospectus 04/06

OLD MUTUAL INSURANCE SERIES FUND
PRIVACY NOTICE

Protecting Your Personal Information

Old Mutual Insurance Series Fund has adopted a privacy policy to protect the nonpublic personal information that you provide to us. In order to establish and service your account, we collect personal information about you from information we receive on your application, such as your name and address. We also retain information regarding your transactions with us and our affiliates, such as account balances and exchanges.

Occasionally, we may disclose this information to companies that perform services for the Portfolios, such as other financial institutions with whom we have joint marketing agreements, or to the Portfolios' proxy solicitors. These companies may only use this information in connection with the services they provide to the Portfolios, and not for any other purpose. We may also disclose this information to the extent permitted or required by law, such as to our service providers to process your transactions or to maintain your account, or as a result of a court order or regulatory inquiry. We otherwise will not disclose any nonpublic personal information about our customers or former customers to any other party for any other purpose without first providing notification to our customers or former customers. You would then be given an opportunity to "opt out" if you did not want information to be released.

We utilize a number of measures to protect your confidential information. Only our employees and those of our service providers who need nonpublic personal information in order to provide services to you have access to that data. All other persons are restricted from accessing that information. Furthermore, we maintain physical, electronic and procedural safeguards that comply with federal standards to guard your nonpublic personal information. We respect and value the trust you have placed in us and work diligently to preserve that relationship.

                     THIS PAGE IS NOT PART OF THE PROSPECTUS

                       STATEMENT OF ADDITIONAL INFORMATION
                               DATED APRIL 4, 2006

                                     TRUST:
                        OLD MUTUAL INSURANCE SERIES FUND

                                   PORTFOLIOS:
            OLD MUTUAL COLUMBUS CIRCLE TECHNOLOGY AND COMMUNICATIONS
                                    PORTFOLIO
                         OLD MUTUAL GROWTH II PORTFOLIO
                      OLD MUTUAL LARGE CAP GROWTH PORTFOLIO
               OLD MUTUAL LARGE CAP GROWTH CONCENTRATED PORTFOLIO
                          OLD MUTUAL MID-CAP PORTFOLIO
                        OLD MUTUAL SELECT VALUE PORTFOLIO
                         OLD MUTUAL SMALL CAP PORTFOLIO
                      OLD MUTUAL SMALL CAP GROWTH PORTFOLIO

                               INVESTMENT ADVISER:
                            OLD MUTUAL CAPITAL, INC.

      This Statement of Additional Information is not a prospectus. It is intended to provide additional information regarding the activities and operations of Old Mutual Insurance Series Fund (the "Trust") and the Old Mutual Growth II Portfolio, Old Mutual Large Cap Growth Portfolio, Old Mutual Mid-Cap Portfolio, Old Mutual Large Cap Growth Concentrated Portfolio, Old Mutual Select Value Portfolio, Old Mutual Small Cap Growth Portfolio, Old Mutual Small Cap Portfolio and the Old Mutual Columbus Circle Technology and Communications Portfolio (the "Portfolios"). It should be read in conjunction with the prospectus dated April 4, 2006. The prospectus may be obtained without charge by calling 1-800-347-9256.

            The Annual Report for each Portfolio, except for page 1 thereof, is incorporated herein by reference and made a part of this document. The Annual Report and Semi-Annual Report may each be obtained without charge by calling 1-800-347-9256.

                                TABLE OF CONTENTS

THE TRUST................................................................     1
DESCRIPTION OF PERMITTED INVESTMENTS.....................................     3
INVESTMENT RESTRICTIONS..................................................    27
TRUSTEES AND OFFICERS OF THE TRUST.......................................    32
5% AND 25% SHAREHOLDERS..................................................    37
THE ADVISER..............................................................    41
THE SUB-ADVISERS.........................................................    44
THE DISTRIBUTOR..........................................................    47
THE ADMINISTRATOR........................................................    48
THE SUB-ADMINISTRATOR....................................................    49
OTHER SERVICE PROVIDERS..................................................    50
PORTFOLIO TRANSACTIONS...................................................    50
PROXY VOTING.............................................................    53
DESCRIPTION OF SHARES....................................................    53
PURCHASES AND REDEMPTIONS................................................    54
DETERMINATION OF NET ASSET VALUE.........................................    55
TAX STATUS, DIVIDENDS AND DISTRIBUTIONS..................................    56
PERFORMANCE INFORMATION..................................................    56
FINANCIAL STATEMENTS.....................................................    61
CREDIT RATINGS...........................................................    61
EXHIBITS.................................................................   A-1

                                    THE TRUST

      The Trust is an open-end management investment company, which was originally incorporated in Maryland in 1997 and reorganized into a Delaware statutory trust on May 1, 2001. In November 2005, the Trust changed its name to Old Mutual Insurance Series Fund.

This Statement of Additional Information relates to all Portfolios of the Trust. Each Portfolio is diversified except for the Old Mutual Large Cap Growth Concentrated Portfolio and the Old Mutual Columbus Circle Technology and Communications Portfolio, which are non-diversified. No investment in shares of a Portfolio should be made without first reading the Prospectus. Capitalized terms not defined in this Statement of Additional Information are defined in the Prospectus. Old Mutual Capital, Inc. ("Old Mutual Capital" or the "Adviser") serves as the investment adviser to each Portfolio. Old Mutual Capital has retained each of CastleArk Management, LLC ("CastleArk"), Columbus Circle Investors ("Columbus Circle"), Copper Rock Capital Partners LLC ("Copper Rock"), Eagle Asset Management, Inc. ("Eagle"), Liberty Ridge Capital, Inc. ("Liberty Ridge"), Munder Capital Management ("Munder"), Turner Investment Partners, Inc. ("Turner"), and (each a "Sub-Adviser" and collectively, the "Sub-Advisers") as sub-adviser to assist in managing the Portfolios. The advisory arrangements with the Adviser and each Sub-Adviser is described in the "The Adviser and Sub-Adviser" section of this Statement and Additional Information.

SETTLEMENTS AND PENDING LITIGATION

      In connection with a settlement by the Trust's former adviser of market timing and selective disclosure actions filed by the Securities and Exchange Commission ("SEC") and New York Attorney General's Office ("NYAG"), the former adviser agreed to adopt additional compliance policies and procedures ("Compliance Undertakings") and meet certain corporate governance obligations. Many of the Compliance Undertakings are more extensive than that required by current regulations. Since these Compliance Undertakings represented protection to the Portfolios and the portfolios of the affiliated investment company Old Mutual Advisor Funds II, and their shareholders, the Adviser has contractually agreed to assume all such Compliance Undertakings. In addition, the Adviser has agreed to meet the following future obligations of the former adviser:

      (a) use its best efforts to obtain the agreement of the Trust to hold a meeting of the Trust's shareholders, not less than every fifth calendar year, at which the Board of Trustees will be elected;

      (b) maintain a compliance and ethics oversight infrastructure that includes a Code of Ethics Oversight Committee having responsibility for all matters relating to issues arising under the Adviser's Code of Ethics;

      (c) maintain an Internal Compliance Controls Committee, to be chaired by the Adviser's Chief Compliance Officer and include senior executives of the Adviser's operating businesses, which shall review compliance issues throughout the Adviser's business, endeavor to develop solutions to such issues, and oversee implementation of such solutions;

      (d) establish a corporate ombudsman to whom the Adviser's employees may communicate concerns about the Adviser's business matters that they believe implicate matters of ethics or questionable practices and the Adviser shall review such matters and solutions with the Trust's independent Trustees;

      (e) have its Chief Compliance Officer be responsible for matters related to conflicts of interest and to report to the independent Trustees of Old Mutual Advisor Funds II any breach of fiduciary duty and/or federal securities law of which he or she becomes aware in the course of carrying out his or her duties;

      (f) retain an Independent Distribution Consultant to develop a distribution Plan to pay disgorgement and penalty amounts, and any interest earnings thereon. The Distribution Plan shall provide for investors to receive from the monies available for distribution, in order of priority, (i) their proportionate shares of losses suffered by the Old Mutual Advisor Funds II due to market timing, and (ii) a proportionate share of advisory fees paid by the Old Mutual Advisor Funds II portfolios that suffered such losses during the period of such market timing;

      (g) undergo, every third year commencing in 2006, a compliance review by a third party who is not an interested person, as defined in the Investment Company Act of 1940, as amended, of the Adviser;

      (h) reduce management fees by at least $2 million, in the first of five years, from the management fees that would have been paid by the portfolios of the Trust and Old Mutual Advisor Funds II based on the management fees, expense reimbursement and assets under management as of December 31, 2003, and not revise its management fees for a period of five years;

      (i) allow a senior officer ("Senior Officer") hired by the Trust to assist the Trust's Board of Trustees in (i) establishing a process to ensure that proposed management fees to be charged to the Trust are reasonable and negotiated at "arms' length, and (ii) determining the reasonableness of the proposed management fees by: (a) supervising an annual competitive bidding process; or (b) preparing or directing the preparation of an annual written independent evaluation of the proposed management fees addressing a number of factors designated by the NYAG;

      (j) publicly disclose a reasonable summary of the evaluation provided by the Senior Officer with respect to management fees and the opinions or conclusions of the Board with respect thereto. The fee summary shall be posted on the Trust's website and accompany each portfolio's prospectus, and the availability of such summary shall also be displayed predominantly in periodic account statements furnished to Fund shareholders;

      (k) disclose with each periodic account statement sent to investors by the Adviser, its affiliates or a mutual fund for which the Adviser provides services: (i) the fees and costs in actual dollars, charged to each investor based upon the investor's most recent quarterly account balance; and (ii) the fees and costs, in actual dollars, that would be charged on a hypothetical investment of $10,000 held for 10 years and the impact of such fees and costs on fund returns for each year and cumulatively, assuming a 5% return for each year and continuation of the reduced management fee rates (such fees and costs based on $10,000 are the "Hypothetical Fee and Cost Information");

      (l) maintain a prominent posting on the Trust's website of a fee/cost calculator and the Hypothetical Fee and Cost Information; and

      (m) disclose the Hypothetical Fee and Cost Information in the Trust's applicable prospectuses.

      (n) not provide advisory services to the Trust or Old Mutual Advisor Funds II (together, the "Old Mutual Funds") unless the Chairman of the Board of the Old Mutual Funds has no impermissible relationships with the Trust's former adviser or its affiliated persons and at least 75% of each Old Mutual Funds board of trustees are not "interested persons" (as defined in the 1940 Act) or been directors, officers or employees of the Trust's former adviser or any of its affiliates during the preceding 10 years.

      Under the NYAG settlement, if the terms and undertakings in that settlement as described above in points (i) through (n) are not met, the NYAG settlement stipulates that the Adviser shall promptly terminate its management of Old Mutual Advisor Funds II. In this event, Old Mutual Advisor Funds II's Board of Trustees would be required to seek new management for the Funds or to consider other alternatives.

      A list of pending civil lawsuits that involve one or more Funds, their investment adviser and/or certain other related parties and that are related to the settled actions filed by the SEC and/or the New York Attorney General against various defendants is found in Exhibit C.

                      DESCRIPTION OF PERMITTED INVESTMENTS

EQUITY SECURITIES

            COMMON STOCKS. Common stocks represent units of ownership in a company. Common stocks usually carry voting rights and earn dividends. Unlike preferred stocks, which are described below, dividends on common stocks are not fixed but are declared at the discretion of the Board.

            PREFERRED STOCKS. Preferred stocks are also units of ownership in a company. Preferred stocks normally have preference over common stock in the payment of dividends and the liquidation of the company. However, in all other respects, preferred stocks are subordinated to the liabilities of the issuer. Unlike common stocks, preferred stocks are generally not entitled to vote on corporate matters. Types of preferred stocks include adjustable-rate preferred stock, fixed dividend preferred stock, perpetual preferred stock, and sinking fund preferred stock. Generally, the market values of preferred stock with a fixed dividend rate and no conversion element varies inversely with interest rates and perceived credit risk.

            GENERAL RISKS OF INVESTING IN STOCKS. While investing in stocks allows shareholders to participate in the benefits of owning a company, such shareholders must accept the risks of ownership. Unlike bondholders, who have preference to a company's earnings and cash flow, preferred stockholders, followed by common stockholders in order of priority, are entitled only to the residual amount after a company meets its other obligations. For this reason, the value of a company's stock will usually react more strongly to actual or perceived changes in the company's financial condition or prospects than its debt obligations. Stockholders of a company that fares poorly can lose money.

            Stock markets tend to move in cycles with short or extended periods of rising and falling stock prices. The value of a company's stock may fall because of:

            o Factors that directly relate to that company, such as decisions made by its management or lower demand for the company's products or services;

            o Factors affecting an entire industry, such as increases in production costs; and

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            o     Changes in financial market conditions that are relatively unrelated to the company or its industry, such as changes in interest rates, currency exchange rates or inflation rates.

            Because preferred stock is generally junior to debt securities and other obligations of the issuer, deterioration in the credit quality of the issuer will cause greater changes in the value of a preferred stock than in a more senior debt security with similar stated yield characteristics.

            INTERESTS IN PUBLICLY TRADED LIMITED PARTNERSHIPS. Interests in publicly traded limited partnerships (limited partnership interests or units) represent equity interests in the assets and earnings of the partnership's trade or business. Unlike common stock in a corporation, limited partnership interests have limited or no voting rights. However, many of the risks of investing in common stocks are still applicable to investments in limited partnership interests. See "Description of Permitted Investments - General Risks of Investing in Stocks." In addition, limited partnership interests are subject to risks not present in common stock. For example, interest income generated from limited partnerships deemed not to be "publicly traded" will not be considered "qualifying income" under the Code and may trigger adverse tax consequences (please refer to the "Taxes" section of this SAI for a discussion of relevant tax risks). Also, since publicly traded limited partnerships are a less common form of organizational structure than corporations, the limited partnership units may be less liquid than publicly traded common stock. Also, because of the difference in organizational structure, the fair value of limited partnership units in a Portfolio's portfolio may be based either upon the current market price of such units, or if there is no current market price, upon the pro rata value of the underlying assets of the partnership. Limited partnership units also have the risk that the limited partnership might, under certain circumstances, be treated as a general partnership giving rise to broader liability exposure to the limited partners for activities of the partnership. Further, the general partners of a limited partnership may be able to significantly change the business or asset structure of a limited partnership without the limited partners having any ability to disapprove any such changes. In certain limited partnerships, limited partners may also be required to return distributions previously made in the event that excess distributions have been made by the partnership, or in the event that the general partners, or their affiliates, are entitled to indemnification.

DERIVATIVES

            Derivatives are financial instruments whose value is based on an underlying asset, such as a stock or a bond, or an underlying economic factor, such as an interest rate or a market benchmark. A Portfolio may use derivatives for various purposes including to gain exposure to various markets in a cost efficient manner, to reduce transaction costs or to remain fully invested or to enhance return. A Portfolio may also invest in derivatives to protect its investments against changes resulting from market conditions (a practice known as "hedging"). When hedging is successful, a Portfolio will have offset any depreciation in the value of its portfolio securities by the appreciation in the value of the derivative position. Although techniques other than the sale and purchase of derivatives could be used to control the exposure of a Portfolio to market fluctuations, the use of derivatives may be a more effective means of hedging this exposure. To the extent that derivatives involve leveraging a Port folio's assets, the Portfolio will segregate assets with its custodian to cover the leveraged position, consistent with the rules and interpretations of the Securities and Exchange Commission ("SEC") and its staff.

FUTURES CONTRACTS

            FUTURES TRANSACTIONS. A futures contract is a bilateral agreement to buy or sell a security (or deliver a cash settlement price, in the case of a contract relating to an index or otherwise not calling for physical delivery at the end of trading in the contracts) for a set price in the future. Futures

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

contracts are designated by boards of trade which have been designated "contracts markets" by the Commodities Futures Trading Commission ("CFTC"). Under exemptive regulations adopted by the CFTC, the Portfolios will not be registered with, or regulated by the CFTC as a commodity pool operator.

            No purchase price is paid or received when the contract is entered into. Instead, a Portfolio upon entering into a futures contract (and to maintain the Portfolio's open positions in futures contracts) would be required to deposit with its custodian in a segregated account in the name of the futures broker an amount of cash, or other assets, known as "initial margin." The margin required for a particular futures contract is set by the exchange on which the contract is traded, and may be significantly modified from time to time by the exchange during the term of the contract. By using futures contracts as a risk management technique, it may be possible to accomplish certain results more quickly and with lower transaction costs. In addition, in fixed income portfolios, a futures contract may be used to modify the duration of the portfolio or particular securities in the portfolio.

            If the price of an open futures contract changes (by increase in the case of a sale or by decrease in the case of a purchase) so that the loss on the futures contract reaches a point at which the margin on deposit does not satisfy margin requirements, the broker will require an increase in the margin. However, if the value of a position increases because of favorable price changes in the futures contract so that the margin deposit exceeds the required margin, the broker will pay the excess to the Portfolio. These subsequent payments called "variation margin," to and from the futures broker, are made on a daily basis as the price of the underlying assets fluctuate making the long and short positions in the futures contract more or less valuable, a process known as "marking to the market." A Portfolio may earn interest income on its initial and variation margin deposits.

            A Portfolio will incur brokerage fees when it purchases and sells futures contracts. Positions taken in the futures markets are not normally held until delivery or cash settlement is required, but are instead liquidated through offsetting transactions that may result in a gain or a loss.

            While futures positions taken by a Portfolio will usually be liquidated in this manner, a Portfolio may instead make or take delivery of underlying securities whenever it appears economically advantageous to a Portfolio to do so. A clearing organization associated with the exchange on which futures are traded assumes responsibility for closing out transactions and guarantees that as between the clearing members of an exchange, the sale and purchase obligations will be performed with regard to all positions that remain open at the termination of the contract.

            SECURITIES INDEX FUTURES CONTRACTS. Purchases or sales of securities index futures contracts may be used in an attempt to protect each of the Portfolio's current or intended investments from broad fluctuations in securities prices. A securities index futures contracts does not require the physical delivery of securities, but merely provides for profits and losses resulting from changes in the market value of the contract to be credited or debited at the close of each trading day to the respective accounts of the parties to the contract. On the contract's expiration date a final cash settlement occurs and the futures positions are simply closed out. Changes in the market value of a particular index futures contract reflect changes in the specified index of securities on which the future is based.

            By establishing an appropriate "short" position in index futures, a Portfolio may also seek to protect the value of its portfolio against an overall decline in the market for such securities. Alternatively, in anticipation of a generally rising market, a Portfolio can seek to avoid losing the benefit of apparently low current prices by establishing a "long" position in securities index futures and later liquidating that position as particular securities are in fact acquired. To the extent that these hedging strategies are successful, a Portfolio will be affected to a lesser degree by adverse overall market price movements than would otherwise be the case.

            LIMITATIONS ON PURCHASE AND SALE OF FUTURES CONTRACTS. In instances involving the purchase of futures contracts by a Portfolio, an amount of cash or other liquid assets, equal to the cost of such futures contracts (less any related margin deposits), will be deposited in a segregated account with its custodian, thereby insuring that the use of such futures contract is unleveraged. In instances involving the sale of futures or index futures contracts, the Portfolio will at all times cover such contracts by maintaining securities underlying such futures contracts, options to acquire offsetting futures contracts, liquid assets, and/or securities the price changes of which are, in the opinion of its Adviser or Sub-Adviser expected to replicate substantially the movement of such futures or index future contract.

            For information concerning the risks associated with utilizing futures contracts, please refer to the "Risks of Transactions in Futures Contracts and Options" section of this SAI below.

OPTIONS

            Options are contracts that give one of the parties to the contract the right to buy or sell the security that is subject to the option at a stated price during the option period, and obligates the other party to the contract to buy or sell such security at the stated price during the option period. The types of options transactions that each Portfolio may utilize are discussed below.

            WRITING CALL OPTIONS. A call option is a contract which gives the purchaser of the option (in return for a premium paid) the right to buy, and the writer of the option (in return for a premium received) the obligation to sell, the underlying security at the exercise price at any time prior to the expiration of the option, regardless of the market price of the security during the option period. A call option on a security is covered, for example, when the writer of the call option owns the security on which the option is written (or on a security convertible into such a security without additional consideration) throughout the option period.

            A Portfolio will write covered call options both to reduce the risks associated with certain of its investments and to increase total investment return through the receipt of premiums. In return for the premium income, a Portfolio will give up the opportunity to profit from an increase in the market price of the underlying security above the exercise price so long as its obligations under the contract continue, except insofar as the premium represents a profit. Moreover, in writing the call option, a Portfolio will retain the risk of loss should the price of the security decline. The premium is intended to offset that loss in whole or in part. Unlike the situation in which a Portfolio owns securities not subject to a call option, a Portfolio, in writing call options, must assume that the call may be exercised at any time prior to the expiration of its obligation as a writer, and that in such circumstances the net proceeds realized from the sale of the underlying securities pursuant to the call may be substantially below the prevailing market price.

            A Portfolio may terminate its obligation under an option it has written by buying an identical option. Such a transaction is called a "closing purchase transaction." A Portfolio will realize a gain or loss from a closing purchase transaction if the amount paid to purchase a call option is less or more than the amount received from the sale of the corresponding call option. Also, because increases in the market price of a call option will generally reflect increases in the market price of the underlying security, any loss resulting from the exercise or closing out of a call option is likely to be offset in whole or part by unrealized appreciation of the underlying security owned by the Portfolio. When an underlying security is sold from a Portfolio's securities portfolio, that Portfolio will effect a closing purchase transaction so as to close out any existing covered call option on that underlying security.

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

            WRITING PUT OPTIONS. The writer of a put option becomes obligated to purchase the underlying security at a specified price during the option period if the buyer elects to exercise the option before its expiration date. A Portfolio when it writes a put option will be required to "cover" it, for example, by depositing and maintaining in a segregated account with its custodian cash, or other liquid obligations having a value equal to or greater than the exercise price of the option.

            A Portfolio may write put options either to earn additional income in the form of option premiums (anticipating that the price of the underlying security will remain stable or rise during the option period and the option will therefore not be exercised) or to acquire the underlying security at a net cost below the current value (e.g., the option is exercised because of a decline in the price of the underlying security, but the amount paid by such Portfolio, offset by the option premium, is less than the current price). The risk of either strategy is that the price of the underlying security may decline by an amount greater than the premium received. The premium which a Portfolio receives from writing a put option will reflect, among other things, the current market price of the underlying security, the relationship of the exercise price to that market price, the historical price volatility of the underlying security, the option period, supply and demand and interest rates.

            A Portfolio may effect a closing purchase transaction to realize a profit on an outstanding put option or to prevent an outstanding put option from being exercised.

            PURCHASING PUT AND CALL OPTIONS. A Portfolio may purchase put options on securities to protect its holdings against a substantial decline in market value. The purchase of put options on securities will enable a Portfolio to preserve, at least partially, unrealized gains in an appreciated security in its portfolio without actually selling the security. In addition, a Portfolio will continue to receive interest or dividend income on the security. A Portfolio may also purchase call options on securities to protect against substantial increases in prices of securities that the Portfolio intends to purchase pending its ability to invest in an orderly manner in those securities. A Portfolio may sell put or call options it has previously purchased, which could result in a net gain or loss depending on whether the amount received on the sale is more or less than the premium and other transaction cost paid on the put or call option which was bought.

            SECURITIES INDEX OPTIONS. A Portfolio may write covered put and call options and purchase call and put options on securities indexes for the purpose of hedging against the risk of unfavorable price movements adversely affecting the value of the Portfolio's securities or securities it intends to purchase. A Portfolio will only write "covered" options. A call option on a securities index is considered covered, for example, if, so long as the Portfolio is obligated as the writer of the call, it holds securities the price changes of which are, in the opinion of the Adviser or Sub-Adviser, expected to replicate substantially the movement of the index or indexes upon which the options written by the Portfolio are based. A put on a securities index written by a Portfolio will be considered covered if, so long as it is obligated as the writer of the put, the Portfolio segregates with its custodian cash or other liquid obligations having a value equal to or greater than the exercise price of the option. Unlike a stock option, which gives the holder the right to purchase or sell a specified stock at a specified price, an option on a securities index gives the holder the right to receive a cash "exercise settlement amount" equal to (i) the difference between the exercise price of the option and the value of the underlying stock index on the exercise date, multiplied by (ii) a fixed "index multiplier."

            A securities index fluctuates with changes in the market value of the securities so included. For example, some securities index options are based on a broad market index such as the S&P 500 or the NYSE Composite Index, or a narrower market index such as the S&P 100. Indexes may also be based on an industry or market segment such as the AMEX Oil and Gas Index or the Computer and Business Equipment Index.

            OPTIONS ON FUTURES. An option on a futures contract provides the holder with the right to buy a futures contract (in the case of a call option) or sell a futures contract (in the case of a put option) at a fixed time and price. Upon exercise of the option by the holder, the contract market clearing house establishes a corresponding short position for the writer of the option (in the case of a call option) or a corresponding long position (in the case of a put option). If the option is exercised, the parties will be subject to the futures contracts. In addition, the writer of an option on a futures contract is subject to initial and variation margin requirements on the option position. Options on futures contracts are traded on the same contract market as the underlying futures contract.

            The buyer or seller of an option on a futures contract may terminate the option early by purchasing or selling an option of the same series (i.e., the same exercise price and expiration date) as the option previously purchased or sold. The difference between the premiums paid and received represents the trader's profit or loss on the transaction.

            A Portfolio may purchase put and call options on futures contracts instead of selling or buying futures contracts. A Portfolio may buy a put option on a futures contract for the same reasons it would sell a futures contract. It also may purchase such put options in order to hedge a long position in the underlying futures contract. A Portfolio may buy call options on futures contracts for the same purpose as the actual purchase of the futures contracts, such as in anticipation of favorable market conditions.

            A Portfolio may write a call option on a futures contract to hedge against a decline in the prices of the instrument underlying the futures contracts. If the price of the futures contract at expiration were below the exercise price, the Portfolio would retain the option premium, which would offset, in part, any decline in the value of its portfolio securities.

            The writing of a put option on a futures contract is similar to the purchase of the futures contracts, except that, if the market price declines, a Portfolio would pay more than the market price for the underlying instrument. The premium received on the sale of the put option, less any transaction costs, would reduce the net cost to the Portfolios.

            A Portfolio will "cover" any options it writes on futures contracts by, for example, segregating cash or liquid securities with the Portfolio's custodian and marking to market daily an amount sufficient to cover the futures contract.

            COMBINED POSITIONS. A Portfolio may purchase and write options in combination with each other, or in combination with futures or forward contracts, to adjust the risk and return characteristics of the overall position. For example, a Portfolio could construct a combined position whose risk and return characteristics are similar to selling a futures contract by purchasing a put option and writing a call option on the same underlying instrument. Alternatively, a Portfolio could write a call option at one strike price and buy a call option at a lower price to reduce the risk of the written call option in the event of a substantial price increase. Because combined options positions involve multiple trades, they result in higher transaction costs and may be more difficult to open and close out.

            OVER-THE-COUNTER OPTIONS. A Portfolio may enter into contracts to write over-the-counter options with primary dealers. The Portfolios have established standards of creditworthiness for these primary dealers, although the Portfolio may still be subject to the risk that firms participating in these transactions will fail to meet their obligations.

            As with written exchange-traded options, a Portfolio must segregate liquid assets to cover its exposure under written over-the-counter options, and the segregated assets must be marked to market daily. A Portfolio must treat its entire exposure under a contract as illiquid unless the contract provides that the Portfolio has the absolute right to repurchase the written option at any time at a repurchase price which represents the fair market value, as determined in good faith through negotiation between the parties, but which in no event will exceed a price determined pursuant to a formula contained in the contract. Although the specific details of the formula may vary between contracts with different primary dealers, the formula will generally be based on a multiple of the premium received by a Portfolio for writing the option, plus the amount, if any, that the option is "in-the-money" (i.e., the amount by which the price of the option exceeds the exercise price). The formula will similarly take into account whether the option is "out-of-the-money." If a contract gives the Portfolio an absolute right to repurchase the written option at a pre-established formula price, the Portfolio would treat as illiquid only securities equal in amount to the formula price less the amount by which the option is "in-the-money."

            For information concerning the risks associated with utilizing options and futures contracts, please refer to the "Risks of Transactions in Futures Contracts and Options" section of this SAI below.

SWAP AGREEMENTS

            A swap is a financial instrument that typically involves the exchange of cash flows between two parties on specified dates (settlement dates), where the cash flows are based on agreed-upon prices, rates, indices, etc. The nominal amount on which the cash flows are calculated is called the notional amount. Swaps are individually negotiated and structured to include exposure to a variety of different types of investments or market factors, such as interest rates, foreign currency rates, mortgage securities, corporate borrowing rates, security prices, indexes or inflation rates.

            Swap agreements may increase or decrease the overall volatility of the investments of a Portfolio and its share price. The performance of swap agreements may be affected by a change in the specific interest rate, currency, or other factors that determine the amounts of payments due to and from a Portfolio. If a swap agreement calls for payments by a Portfolio, the Portfolio must be prepared to make such payments when due. In addition, if the counter-party's creditworthiness declines, the value of a swap agreement would be likely to decline, potentially resulting in losses.

            Generally, swap agreements have a fixed maturity date that will be agreed upon by the parties. The agreement can be terminated before the maturity date only under limited circumstances, such as default by one of the parties or insolvency, among others, and can be transferred by a party only with the prior written consent of the other party. A Portfolio may be able to eliminate its exposure under a swap agreement either by assignment or by other disposition, or by entering into an offsetting swap agreement with the same party or a similarly creditworthy party. If the counter-party is unable to meet its obligations under the contract, declares bankruptcy, defaults or becomes insolvent, a Portfolio may not be able to recover the money it expected to receive under the contract.

            A swap agreement can be a form of leverage, which can magnify a Portfolio's gains or losses. In order to reduce the risk associated with leveraging, a Portfolio may cover its current obligations under swap agreements according to guidelines established by the SEC. If a Portfolio enters into a swap agreement on a net basis, it will segregate assets with a daily value at least equal to the excess, if any, of the Portfolio's accrued obligations under the swap agreement over the accrued amount the Portfolio is entitled to receive under the agreement. If a Portfolio enters into a swap agreement on other than a net basis, it will segregate assets with a value equal to the full amount of the Portfolio's accrued obligations under the agreement.

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            EQUITY SWAPS. In a typical equity swap, one party agrees to pay another party the return on a stock, stock index or basket of stocks in return for a specified interest rate. By entering into an equity index swap, for example, the index receiver can gain exposure to stocks making up the index of securities without actually purchasing those stocks. Equity index swaps involve not only the risk associated with investment in the securities represented in the index, but also the risk that the performance of such securities, including dividends, will not exceed the return on the interest rate that a Portfolio will be committed to pay.

            INTEREST RATE SWAPS. Interest rate swaps are financial instruments that involve the exchange of one type of interest rate for another type of interest rate cash flow on specified dates in the future. Some of the different types of interest rate swaps are "fixed-for-floating rate swaps," "termed basis swaps" and "index amortizing swaps." Fixed-for-floating rate swaps involve the exchange of fixed interest rate cash flows for floating rate cash flows. Termed basis swaps entail cash flows to both parties based on floating interest rates, where the interest rate indices are different. Index amortizing swaps are typically fixed-for-floating swaps where the notional amount changes if certain conditions are met.

            Like a traditional investment in a debt security, a Portfolio could lose money by investing in an interest rate swap if interest rates change adversely. For example, if a Portfolio enters into a swap where it agrees to exchange a floating rate of interest for a fixed rate of interest, a Portfolio may have to pay more money than it receives. Similarly, if a Portfolio enters into a swap where it agrees to exchange a fixed rate of interest for a floating rate of interest, a Portfolio may receive less money than it has agreed to pay.

            CURRENCY SWAPS. A currency swap is an agreement between two parties in which one party agrees to make interest rate payments in one currency and the other promises to make interest rate payments in another currency. A Portfolio may enter into a currency swap when it has one currency and desires a different currency. Typically the interest rates that determine the currency swap payments are fixed, although occasionally one or both parties may pay a floating rate of interest. Unlike an interest rate swap, however, the principal amounts are exchanged at the beginning of the contract and returned at the end of the contract. Changes in foreign exchange rates and changes in interest rates, as described above, may negatively affect currency swaps.

CAPS, COLLARS AND FLOORS

            Caps and floors have an effect similar to buying or writing options. In a typical cap or floor agreement, one party agrees to make payments only under specified circumstances, usually in return for payment of a fee by the other party. For example, the buyer of an interest rate cap obtains the right to receive payments to the extent that a specified interest rate exceeds an agreed-upon level. The seller of an interest rate floor is obligated to make payments to the extent that a specified interest rate falls below an agreed-upon level. An interest rate collar combines elements of buying a cap and selling a floor.

INVESTMENT COMPANY SHARES

            The Portfolios may invest in shares of other investment companies (such as Standard & Poor's Depository Receipts - "SPDRs" and other exchange traded funds such as "iShares"). Since such mutual funds pay management fees and other expenses, shareholders of the Portfolios would indirectly pay both the Portfolio expenses and the expenses of underlying funds with respect to the Portfolio assets invested therein. Applicable regulations prohibit a Portfolio from acquiring the securities of other investment companies that are not "part of the same group of investment companies" if, as a result of such acquisition;
(i) the Portfolio owns more than 3% of the total voting stock of the company;
(ii) more than 5% of the Portfolio's total assets are invested in securities of any one investment company; or (iii)

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more than 10% of the total assets of the Portfolio are invested in securities
(other than treasury stock) issued by all investment companies.

ILLIQUID INVESTMENTS

            Illiquid investments are investments that cannot be sold or disposed of in the ordinary course of business within seven days at approximately the prices at which they are valued. Under the supervision of the Board of Trustees, the Adviser or Sub-Advisers determine the liquidity of the Trust's investments and, through reports from the Adviser or Sub-Advisers, the Board monitors investments in illiquid instruments. In determining the liquidity of a Portfolio's investments, the Adviser or Sub-Advisers may consider various factors including: (i) the frequency of trades and quotations; (ii) the number of dealers and prospective purchasers in the marketplace; (iii) dealer undertakings to make a market; (iv) the nature of the security (including any demand or tender features); and (v) the nature of the market place for trades (including the ability to assign or offset a Portfolio's rights and obligations relating to the investment). Investments currently considered by a Portfolio to be illiquid include repurchase agreements not entitling the holder to payment of principal and interest within seven days, over-the-counter options, and non-government stripped fixed-rate mortgage backed securities. Also, the Adviser or Sub-Advisers may determine some government-stripped fixed-rate mortgage backed securities, loans and other direct debt instruments, and swap agreements to be illiquid. However, with respect to over-the-counter options a Portfolio writes, all or a portion of the value of the underlying instrument may be illiquid depending on the assets held to cover the option and the nature and terms of any agreement a Portfolio may have to close out the option before expiration. In the absence of market quotations, illiquid investments are priced at fair value as determined in good faith by a committee appointed by the Board of Trustees. If, through a change in values, net assets or other circumstances, a Portfolio was in a position where more than 15% of its net assets were invested in illiquid securities, it would seek to take appropriate steps to protect liquidity.

RESTRICTED SECURITIES

            Restricted securities generally can be sold in privately negotiated transactions, pursuant to an exemption from registration under the Securities Act of 1933, as amended (the "1933 Act"), or in a registered public offering. Where registration is required, a Portfolio may be obligated to pay all or part of the registration expense and a considerable period may elapse between the time it decides to seek registration and the time a Portfolio may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, a Portfolio might obtain a less favorable price than prevailed when it decided to seek registration of the security. Moreover, investing in Rule 144A securities (i.e., securities that qualify for resale under Rule 144A under the Securities Act of 1933) would have the effect of increasing the level of a Portfolio's illiquidity to the extent that qualified institutional buyers become, for a time, uninterested in purchasing these securities. Also, restricted securities may be difficult to value because market quotations may not be readily available. Each Portfolio limits the amount of total assets it invests in restricted securities to 15%.

FOREIGN CURRENCY TRANSACTIONS

            A Portfolio may hold foreign currency deposits from time to time, and may convert dollars and foreign currencies in the foreign exchange markets. Currency conversion involves dealer spreads and other costs, although commissions usually are not charged. Currencies may be exchanged on a spot (i.e., cash) basis, or by entering into forward contracts to purchase or sell foreign currencies at a future date and price. Forward contracts generally are traded in an interbank market conducted directly between currency traders (usually large commercial banks) and their customers. The parties to a forward contract may agree to offset or terminate the contract before maturity, or may hold the contract to maturity and complete the contemplated currency exchange.

            A Portfolio may use currency forward contracts to manage currency risks and to facilitate transactions in foreign securities. The following discussion summarizes the principal currency management strategies involving forward contracts that could be used by the Portfolios.

            In connection with purchases and sales of securities denominated in foreign currencies, a Portfolio may enter into currency forward contracts to fix a definite price for the purchase or sale in advance of the trade's settlement date. This technique is sometimes referred to as a "settlement hedge" or "transaction hedge." The Adviser or the applicable Sub-Adviser may enter into settlement hedges in the normal course of managing the Portfolio's foreign investments. A Portfolio may also enter into forward contracts to purchase or sell a foreign currency in anticipation of future purchases or sales of securities denominated in foreign currency, even if the specific investments have not yet been selected by the Adviser or the applicable Sub-Adviser.

            A Portfolio may also use forward contracts to hedge against a decline in the value of existing investments denominated in foreign currency. For example, if a Portfolio owned securities denominated in pounds sterling, it could enter into a forward contract to sell pounds sterling in return for U.S. dollars to hedge against possible declines in the pound's value. Such a hedge, sometimes referred to as a "position hedge," would tend to offset both positive and negative currency fluctuations, but would not offset changes in security values caused by other factors. A Portfolio could also hedge the position by selling another currency expected to perform similarly to the pound sterling - for example, by entering into a forward contract to sell Deutschemark or European Currency Units in return for U.S. dollars. This type of hedge, sometimes referred to as a "proxy hedge," could offer advantages in terms of cost, yield, or efficiency, but generally would not hedge currency exposure as effectively as a simple hedge into U.S. dollars. Proxy hedges may result in losses if the currency used to hedge does not perform similarly to the currency in which the hedged securities are denominated.

            Under certain conditions, guidelines of the SEC require mutual funds to set aside appropriate liquid assets in a segregated account to cover currency forward contracts. As required by SEC guidelines, each Portfolio will segregate assets to cover currency forward contracts, if any, whose purpose is essentially speculative. A Portfolio will not segregate assets to cover forward contracts entered into for hedging purposes, including settlement hedges, position hedges, and proxy hedges.

            Successful use of forward currency contracts will depend on the skill of the Adviser or the applicable Sub-Adviser in analyzing and predicting currency values. Forward contracts may substantially change a Portfolio's investment exposure to changes in currency exchange rates, and could result in losses to a Portfolio if currencies do not perform as the Adviser or the applicable Sub-Adviser anticipates. For example, if a currency's value rose at a time when the Adviser or Sub-Adviser had hedged a Portfolio by selling that currency in exchange for dollars, a Portfolio would be unable to participate in the currency's appreciation. If the Adviser or a Sub-Adviser hedges a Portfolio's currency exposure through proxy hedges, a Portfolio could realize currency losses from the hedge and the security position at the same time if the two currencies do not move in tandem. Similarly, if the Adviser or the applicable Sub-Adviser increases a Portfolio's exposure to a foreign currency and that currency's value declines, the Portfolio will realize a loss. There is no assurance that the use of forward currency contracts by the Adviser or the Sub-Advisers will be advantageous to a Portfolio or that it will hedge at an appropriate time.

                                       12

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AMERICAN DEPOSITARY RECEIPTS ("ADRS"), EUROPEAN DEPOSITARY RECEIPTS ("EDRS") AND
GLOBAL DEPOSITARY RECEIPTS ("GDRS")

            ADRs are securities, typically issued by a U.S. financial institution (a "Depositary"), that evidence ownership interests in a security or a pool of securities issued by a foreign issuer and deposited with the Depositary. EDRs are receipts issued by non-U.S. banks or trust companies and foreign branches of U.S. banks that evidence ownership of the underlying foreign securities. GDRs, which are sometimes referred to as Continental Depositary Receipts ("CDRs"), are securities, typically issued by a non-U.S. financial institution, that evidence ownership interests in a security or a pool of securities issued by either a U.S. or foreign issuer. ADRs, EDRs, GDRs and CDRs may be available for investment through "sponsored" or "unsponsored" facilities. A sponsored facility is established jointly by the issuer of the security underlying the receipt and a Depositary, whereas an unsponsored facility may be established by a Depositary without participation by the issuer of the receipt's underlying security.

            Holders of an unsponsored depositary receipt generally bear all the costs of the unsponsored facility. The Depositary of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through to the holders of the receipts voting rights with respect to the deposited securities.

SHORT-TERM INVESTMENTS

            To earn a return on uninvested assets, meet anticipated redemptions, or for temporary defensive purposes, a Portfolio may invest a portion of its assets in the short-term securities listed below, U.S. government securities and investment-grade corporate debt securities. Unless otherwise specified, a short-term debt security has a maturity of one year or less.

BANK OBLIGATIONS

            The Portfolio will only invest in a security issued by a commercial bank if the bank:

            O Has total assets of at least $1 billion, or the equivalent in other currencies; and

            O Is either a U.S. bank and a member of the Federal Deposit Insurance Corporation; or

            O Is a foreign branch of a U.S. bank and the Adviser believes the security is of an investment quality comparable with other debt securities that the Portfolio may purchase.

BANKERS' ACCEPTANCE

            A bill of exchange or time draft drawn on and accepted by a commercial bank. It is used by corporations to finance the shipment and storage of goods and to furnish dollar exchange. Maturities are generally six months or less.

CERTIFICATE OF DEPOSIT

            A negotiable interest bearing instrument with a specific maturity. Certificates of deposit are issued by banks and savings and loan institutions in exchange for the deposit of funds and normally

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can be traded in the secondary market prior to maturity. Certificates of deposit generally carry penalties for early withdrawal and may therefore be considered illiquid.

COMMERCIAL PAPER

            The term used to designate unsecured short-term promissory notes issued by corporations and other entities. Maturities on these issues typically vary from a few days to nine months.

DEMAND INSTRUMENTS

            Certain instruments may involve a conditional or unconditional demand feature which permits the holder to demand payment of the principal amount of the instrument. Demand instruments may include variable amount master demand notes.

TIME DEPOSIT

            A non-negotiable receipt issued by a bank in exchange for the deposit of funds. Like a certificate of deposit, it earns a specified rate of interest over a definite period of time; however, it cannot be traded in the secondary market. Time deposits with a withdrawal penalty are considered to be illiquid securities.

U.S. GOVERNMENT AGENCY OBLIGATIONS

            Certain Federal agencies such as the Government National Mortgage Association ("GNMA") have been established as instrumentalities of the United States Government to supervise and finance certain types of activities. Securities issued by these agencies, while not direct obligations of the United States Government, are either backed by the full faith and credit of the United States (e.g., GNMA securities) or supported by the issuing agencies' right to borrow from the Treasury. The securities issued by other agencies are supported only by the credit of the instrumentality (e.g., Tennessee Valley Authority securities).

            Federal National Mortgage Association ("FNMA") is a government-sponsored corporation owned entirely by private stockholders. FNMA is regulated by the Secretary of Housing and Urban development. FNMA purchases conventional mortgages from a list of approved sellers and service providers, including state and federally-chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Securities issued by FNMA are agency securities, which means FNMA, but not the U.S. government, guarantees their timely payment of principal and interest.

            Federal Home Loan Mortgage Corporation ("FHLMC") is a corporate instrumentality of the U.S. government whose stock is owned by the twelve Federal Home Loan Banks. Congress created FHLMC in 1970 to increase the availability of mortgage credit for residential housing. FHLMC issues Participation Certificates (PCs) which represent interests in conventional mortgages. Like FNMA, FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the U.S. government.

U.S. GOVERNMENT SECURITIES

            Bills, notes and bonds issued by the U.S. Government and backed by the full faith and credit of the United States.

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

U.S. TREASURY OBLIGATIONS

            Bills, notes and bonds issued by the U.S. Treasury, and separately traded interest and principal component parts of such obligations that are transferable through the Federal book-entry system known as Separately Traded Registered Interest and Principal Securities ("STRIPS"). Under the STRIPS program, a Portfolio will be able to have its beneficial ownership of securities recorded directly in the book-entry record-keeping system in lieu of having to hold certificates or other evidences of ownership of the underlying U.S. Treasury securities. When U.S. Treasury obligations have been stripped of their unmatured interest coupons by the holder, the stripped coupons are sold separately or grouped with other coupons with like maturity dates and sold in such bundled form. The principal or corpus is sold at a deep discount because the buyer receives only the right to receive a future fixed payment on the security and does not receive any rights to periodic interest (cash) payments. Purchasers of stripped obligations acquire, in effect, discount obligations that are economically identical to the securities that the Treasury sells itself. Other facilities are available to facilitate the transfer of ownership of non-Treasury securities by accounting separately for the beneficial ownership of particular interest coupon and corpus payments on such securities through a book-entry record-keeping system.

CORPORATE BONDS

            Corporations issue bonds and notes to raise money for working capital or for capital expenditures such as plant construction, equipment purchases and expansion. In return for the money loaned to the corporation by shareholders, the corporation promises to pay shareholders interest, and repay the principal amount of the bond or note.

CONVERTIBLE SECURITIES

            Securities such as rights, bonds, notes and preferred stocks which are convertible into or exchangeable for common stocks. Convertible securities have characteristics similar to both fixed income and equity securities. Because of the conversion feature, the market value of convertible securities tends to move together with the market value of the underlying common stock. As a result, a Portfolio's selection of convertible securities is based, to a great extent, on the potential for capital appreciation that may exist in the underlying stock. The value of convertible securities is also affected by prevailing interest rates, the credit quality of the issuer, and any call provisions.

            A synthetic convertible security is a combination investment in which a Portfolio purchases both (i) high-grade cash equivalents or a high grade debt obligation of an issuer or U.S. Government securities and (ii) call options or warrants on the common stock of the same or different issuer with some or all of the anticipated interest income from the associated debt obligation that is earned over the holding period of the option or warrant.

            While providing a fixed income stream (generally higher in yield than the income derivable from common stock but lower than that afforded by a similar non-convertible security), a convertible security also affords a shareholder the opportunity, through its conversion feature, to participate in the capital appreciation attendant upon a market price advance in the convertible security's underlying common stock. A synthetic convertible position has similar investment characteristics, but may differ with respect to credit quality, time to maturity, trading characteristics and other factors. Because a Portfolio will create synthetic convertible positions only out of high grade fixed income securities, the credit rating associated with a Portfolio's synthetic convertible investments is generally expected to be higher than that of the average convertible security, many of which are rated below high grade. However, because the options used to create synthetic convertible positions will generally have expirations between one month and three years from the time of purchase, the maturity of these positions will generally be shorter than average for convertible securities. Since the option component of a convertible security or synthetic convertible position is a wasting asset (in the sense of losing "time value" as maturity approaches), a synthetic convertible position may lose such value more rapidly than a convertible security of longer maturity; however, the gain in option value due to appreciation of the underlying stock may exceed such time value loss. The market price of the option component generally reflects these differences in maturities, and the Adviser and applicable Sub-Adviser take such differences into account when evaluating such positions. When a synthetic convertible position "matures" because of the expiration of the associated option, a Portfolio may extend the maturity by investing in a new option with longer maturity on the common stock of the same or different issuer. If a Portfolio does not so extend the maturity of a position, it may continue to hold the associated fixed income security.

REPURCHASE AGREEMENTS

            Repurchase agreements are agreements by which a person (e.g., a Portfolio) obtains a security and simultaneously commits to return the security to the seller (a member bank of the Federal Reserve System or primary securities dealer as recognized by the Federal Reserve Bank of New York) at an agreed upon price (including principal and interest) on an agreed upon date within a number of days (usually not more than seven) from the date of purchase. The resale price reflects the purchase price plus an agreed upon market rate of interest which is unrelated to the coupon rate or maturity of the underlying security. A repurchase agreement involves the obligation of the seller to pay the agreed upon price, which obligation is in effect secured by the value of the underlying security.

            Repurchase agreements are considered to be loans by a Portfolio for purposes of its investment limitations. The repurchase agreements entered into by the Portfolios will provide that the underlying security at all times shall have a value at least equal to 102% of the resale price stated in the agreement. With respect to all repurchase agreements entered into by a Portfolio, the Trust's custodian or its agent must take possession of the underlying collateral. However, if the seller defaults, a Portfolio could realize a loss on the sale of the underlying security to the extent that the proceeds of the sale, including accrued interest, are less than the resale price provided in the agreement including interest. In addition, even though the Bankruptcy Code provides protection for most repurchase agreements, if the seller should be involved in bankruptcy or insolvency proceedings, the Portfolio may incur delay and costs in selling the underlying security or may suffer a loss of principal and interest if the Portfolio is treated as an unsecured creditor of the seller and is required to return the underlying security to the seller's estate.

MORTGAGE-BACKED SECURITIES

            Securities that include interests in pools of lower-rated debt securities, or consumer loans or mortgages, or complex instruments such as collateralized mortgage obligations and stripped mortgage-backed securities. The value of these securities may be significantly affected by changes in interest rates, the market's perception of the issuers, and the creditworthiness of the parties involved. Some securities may have a structure that makes their reaction to interest rates and other factors difficult to predict, making their value highly volatile. These securities may also be subject to prepayment risk.

            Yield characteristics of mortgage-backed securities differ from those of traditional debt securities in a variety of ways. For example, payments of interest and principal are more frequent (usually monthly) and their interest rates are sometimes adjustable. In addition, a variety of economic, geographic, social and other factors, such as the sale of the underlying property, refinancing or foreclosure, can cause shareholders to repay the loans underlying a mortgage-backed security sooner than expected. If the prepayment rates increase, a Portfolio may have to reinvest its principal at a rate of interest that is lower than the rate on existing mortgage-backed securities.

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

COMMERCIAL BANKS, SAVINGS AND LOAN INSTITUTIONS, PRIVATE MORTGAGE INSURANCE COMPANIES, MORTGAGE BANKERS AND OTHER SECONDARY MARKET ISSUERS

            Commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers also create pass-through pools of conventional mortgage loans. In addition to guaranteeing the mortgage-related security, such issuers may service and/or have originated the underlying mortgage loans. Pools created by these issuers generally offer a higher rate of interest than pools created by GNMA, FNMA & FHLMC because they are not guaranteed by a government agency.

COLLATERALIZED MORTGAGE OBLIGATIONS (CMOS)

            CMOs are hybrids between mortgage-backed bonds and mortgage pass-through securities. Similar to a bond, CMOs usually pay interest monthly and have a more focused range of principal payment dates than pass-through securities. While CMOs may be collateralized by whole mortgage loans, CMOs are more typically collateralized by mortgage-backed securities guaranteed by GNMA, FHLMC, or FNMA and their income streams.

            A REMIC is a CMO that qualifies for special tax treatment under the Internal Revenue Code of 1986, as amended, and invests in certain mortgages primarily secured by interests in real property and other permitted investments.

            CMOs are structured into multiple classes, each bearing a different stated maturity. Each class of CMO or REMIC certificate, often referred to as a "tranche," is issued at a specific interest rate and must be fully retired by its final distribution date. Generally, all classes of CMOs or REMIC certificates pay or accrue interest monthly. Investing in the lowest tranche of CMOs and REMIC certificates involves risks similar to those associated with investing in equity securities.

STRIPPED MORTGAGE-BACKED SECURITIES

            Stripped mortgage-backed securities are derivative multiple-class mortgage-backed securities. Stripped mortgage-backed securities usually have two classes that receive different proportions of interest and principal distributions on a pool of mortgage assets. Typically, one class will receive some of the interest and most of the principal, while the other class will receive most of the interest and the remaining principal. In extreme cases, one class will receive all of the interest ("interest only" or "IO" class) while the other class will receive the entire principal ("principal only" or "PO" class). The cash flow and yields on IOs and POs are extremely sensitive to the rate of principal payments (including prepayments) on the underlying mortgage loans or mortgage-backed securities. A rapid rate of principal payments may adversely affect the yield to maturity of IOs. Slower than anticipated prepayments of principal may adversely affect the yield to maturity of a PO. The yields and market risk of interest only and principal only stripped mortgage-backed securities, respectively, may be more volatile than those of other fixed income securities, including traditional mortgage-backed securities.

OTHER ASSET-BACKED SECURITIES

            These securities are interests in pools of a broad range of assets other than mortgages, such as automobile loans, computer leases and credit card receivables. Like mortgage-backed securities, these securities are pass-through. In general, the collateral supporting these securities is of shorter maturity than mortgage loans and is less likely to experience substantial prepayments with interest rate fluctuations.

            Asset-backed securities present certain risks that are not presented by mortgage-backed securities. Primarily, these securities may not have the benefit of any security interest in the related assets, which raises the possibility that recoveries on repossessed collateral may not be available to support payments on these securities. For example, credit card receivables are generally unsecured and the debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which allow debtors to reduce their balances by offsetting certain amounts owed on the credit cards. Most issuers of asset-backed securities backed by automobile receivables permit the servicers of such receivables to retain possession of the underlying obligations. If the servicer were to sell these obligations to another party, there is a risk that the purchaser would acquire an interest superior to that of the holders of the related asset-backed securities. Due to the quantity of vehicles involved and requirements under state laws, asset-backed securities backed by automobile receivables may not have a proper security interest in all of the obligations backing such receivables.

            To lessen the effect of failures by obligors on underlying assets to make payments, the entity administering the pool of assets may agree to ensure the receipt of payments on the underlying pool occurs in a timely fashion ("liquidity protection"). In addition, asset-backed securities may obtain insurance, such as guarantees, policies or letters of credit obtained by the issuer or sponsor from third parties, for some or all of the assets in the pool ("credit support"). Delinquency or loss more than that anticipated or failure of the credit support could adversely affect the return on an investment in such a security.

            A Portfolio may also invest in residual interests in asset-backed securities, which is the excess cash flow remaining after making required payments on the securities and paying related administrative expenses. The amount of residual cash flow resulting from a particular issue of asset-backed securities depends in part on the characteristics of the underlying assets, the coupon rates on the securities, prevailing interest rates, the amount of administrative expenses and the actual prepayment experience on the underlying assets.

RECEIPTS

            Receipts are separately traded interest and principal component parts of U.S. Treasury obligations that are issued by banks or brokerage firms and are created by depositing U.S. Treasury obligations into a special account at a custodian bank. The custodian bank holds the interest and principal payments for the benefit of the registered owners of the receipts. The custodian bank arranges for the issuance of the receipts evidencing ownership and maintains the register.

VARIABLE AND FLOATING RATE INSTRUMENTS

            Certain of the obligations purchased by a Portfolio may carry variable or floating rates of interest, may involve a conditional or unconditional demand feature and may include variable amount master demand notes. Such instruments bear interest at rates which are not fixed, but which vary with changes in specified market rates or indices, such as a Federal Reserve composite index. The interest rates on these securities may be reset daily, weekly, quarterly or some other reset period, and may have a floor or ceiling on interest rate changes. There is a risk that the current interest rate on such obligations may not accurately reflect existing market interest rates. A demand instrument with a demand notice exceeding seven days may be considered illiquid if there is no secondary market for such securities.

WARRANTS

            Warrants are instruments giving holders the right, but not the obligation, to buy shares of a company at a given price during a specified period.

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

WHEN-ISSUED AND DELAYED-DELIVERY SECURITIES

            When-issued and delayed-delivery securities are securities subject to settlement on a future date. For fixed income securities, the interest rate realized on when-issued or delayed-delivery securities is fixed as of the purchase date and no interest accrues to a Portfolio before settlement. These securities are subject to market fluctuation due to changes in market interest rates and will have the effect of leveraging a Portfolio's assets. The Portfolios are permitted to invest in forward commitments or when-issued securities where such purchases are for investment and not for leveraging purposes. One or more segregated accounts will be established with the Custodian, and the Funds will maintain liquid assets in such accounts in an amount at least equal in value to each Portfolio's commitments to purchase when-issued securities. Only the Old Mutual Small Cap and Mid-Cap Portfolios are permitted to invest in these securities. These Portfolios use segregated accounts to offset leverage risk.

ZERO COUPON BONDS

            These securities make no periodic payments of interest, but instead are sold at a discount from their face value. When held to maturity, their entire income, which consists of accretion of discount, comes from the difference between the issue price and their value at maturity. The amount of the discount rate varies depending on factors including the time remaining until maturity, prevailing interest rates, the security's liquidity and the issuer's credit quality. The market value of zero coupon securities may exhibit greater price volatility than ordinary debt securities because a stripped security will have a longer duration than an ordinary debt security with the same maturity. A Portfolio's investments in pay-in-kind, delayed and zero coupon bonds may require it to sell certain of its Fund securities to generate sufficient cash to satisfy certain income distribution requirements.

SECURITIES LENDING

            A Portfolio may lend a portion of its total assets to broker-dealers or other financial institutions. It may then reinvest the collateral it receives in short-term securities and money market funds. If a Portfolio lends its securities, it will follow the following guidelines:

            o The borrower must provide collateral at least equal to the market value of the securities loaned;

            o The collateral must consist of cash, an irrevocable letter of credit issued by a domestic U.S. bank or securities issued or guaranteed by the U.S. government;

            o The borrower must add to the collateral whenever the price of the securities loaned rises (i.e., the borrower "marks to the market" on a daily basis);

            o     The Portfolio must be able to terminate the loan at any time;

            o The Portfolio must receive reasonable interest on the loan (which may include the Portfolio investing any cash collateral in interest bearing short-term investments); and

            o The Portfolio must determine that the borrower is an acceptable credit risk.

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

            These risks are similar to the ones involved with repurchase agreements. When a Portfolio lends securities, there is a risk that the borrower will become financially unable to honor its contractual obligations. If this happens, a Portfolio could:

            o Lose its rights in the collateral and not be able to retrieve the securities it lent to the borrower; and

            o     Experience delays in recovering its securities.

            The Portfolios currently do not intend to engage in securities lending.

SHORT SALES

            DESCRIPTION OF SHORT SALES. A security is sold short when a Portfolio sells a security it does not own. To sell a security short, a Portfolio must borrow the security from someone else to deliver it to the buyer. The Portfolio then replaces the borrowed security by purchasing it at the market price at or before the time of replacement. Until it replaces the security, the Portfolio repays the person that lent it the security for any interest or dividends that may have accrued during the period of the loan.

            A Portfolio typically sells securities short to:

            o     Take advantage of an anticipated decline in prices,

            o     Protect a profit in a security it already owns.

            A Portfolio can lose money if the price of the security it sold short increases between the date of the short sale and the date on which the Portfolio replaces the borrowed security. Likewise, a Portfolio can profit if the price of the security declines between those dates.

            To borrow the security, a Portfolio also may be required to pay a premium, which would increase the cost of the security sold. A Portfolio will incur transaction costs in effecting short sales. A Portfolio's gains and losses will be decreased or increased, as the case may be, by the amount of the premium, dividends, interest, or expenses the Portfolio may be required to pay in connection with a short sale.

            The broker will retain the net proceeds of the short sale to the extent necessary to meet margin requirements until the short position is closed out.

            SHORT SALES AGAINST THE BOX. In addition, a Portfolio may engage in short sales "against the box." In a short sale against the box, a Portfolio agrees to sell at a future date a security that it either currently owns or has the right to acquire at no extra cost. A Portfolio will incur transaction costs to open, maintain and close short sales against the box.

            RESTRICTIONS ON SHORT SALES. A Portfolio will not short sell a security if:

            o After giving effect to such short sale, the total market value of all securities sold short would exceed 25% of the value of a Portfolio's net assets;

            o The market value of the securities of any single issuer that have been sold short by a Portfolio would exceed two percent (2%) of the value of a Portfolio's net assets; and

            o Such securities would constitute more than two percent (2%) of any class of the issuer's securities.

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

            Whenever a Portfolio sells a security short, its custodian segregates an amount of cash or liquid securities equal to the difference between (a) the market value of the securities sold short at the time they were sold short and (b) any cash or U.S. Government securities the Portfolio is required to deposit with the broker in connection with the short sale (not including the proceeds from the short sale). The segregated assets are marked to market daily in an attempt to ensure that the amount deposited in the segregated account plus the amount deposited with the broker is at least equal to the market value of the securities at the time they were sold short.

SMALL AND MEDIUM CAPITALIZATION STOCKS

            Investments in common stocks in general are subject to market risks that may cause their prices to fluctuate over time. Therefore, an investment in each Portfolio may be more suitable for long-term investors who can bear the risk of these fluctuations.

            The Old Mutual Small Cap Growth and Small Cap Portfolios invest extensively in small capitalization companies. The Old Mutual Mid-Cap Portfolio invests extensively in medium capitalization companies. In certain cases, the Old Mutual Growth II and Columbus Circle Technology and Communications Portfolios invest in securities of issuers with small or medium market capitalizations. While the Adviser and certain Sub-Advisers intend to invest in small and medium capitalization companies that have strong balance sheets and favorable business prospects, any investment in small and medium capitalization companies involves greater risk and price volatility than that customarily associated with investments in larger, more established companies. This increased risk may be due to the greater business risks of their small or medium size, limited markets and financial resources, narrow product lines and frequent lack of management depth. The securities of small and medium capitalization companies are often traded in the over-the-counter market, and might not be traded in volumes typical of securities traded on a national securities exchange. Thus, the securities of small and medium capitalization companies are likely to be less liquid and subject to more abrupt or erratic market movements than securities of larger, more established companies.

OVER-THE-COUNTER MARKET

            Each Portfolio may invest in over-the-counter stocks. In contrast to the securities exchanges, the over-the-counter market is not a centralized facility that limits trading activity to securities of companies which initially satisfy certain defined standards. Generally, the volume of trading in an unlisted or over-the-counter common stock is less than the volume of trading in a listed stock. This means that the depth of market liquidity of some stocks in which each Portfolio invests may not be as great as that of other securities and, if the Portfolios were to dispose of such a stock, they might have to offer the shares at a discount from recent prices, or sell the shares in small lots over an extended period of time.

FOREIGN SECURITIES AND EMERGING MARKETS

            Each of the Portfolios may invest in foreign securities. Investing in the securities of foreign issuers involves special risks and considerations not typically associated with investing in U.S. companies. These risks and considerations include differences in accounting, auditing and financial reporting standards, generally higher commission rates on foreign portfolio transactions, the possibility of expropriation or confiscatory taxation, adverse changes in investment or exchange control regulations, political instability which could affect U.S. investment in foreign countries and potential restrictions on the flow of international capital and currencies. Foreign issuers may also be subject to less government regulation than U.S. companies. Moreover, the dividends and interest payable on foreign securities may be subject to foreign withholding taxes, thus reducing the net amount of income available for distribution to a Portfolio's shareholders. Further, foreign securities often trade with less frequency and volume than domestic securities and, therefore, may exhibit greater price volatility. Changes in foreign exchange rates will affect, favorably or unfavorably, the value of those securities which are denominated or quoted in currencies other than the U.S. dollar.

            Investments in emerging markets may be considered speculative, and therefore may offer higher potential for gains and losses than investments in developed markets of the world. With respect to any emerging country, there may be greater potential for nationalization, expropriation or confiscatory taxation, political changes, government regulation, social instability or diplomatic developments (including war) which could affect adversely the economies of such countries or the value of the investments in those countries. In addition, it may be difficult to obtain and enforce a judgment in the courts of such countries. Further, the economies of developing countries generally are heavily dependent upon international trade and, accordingly, have been and may continue to be adversely affected by trade barriers, exchange controls, managed adjustments in relative currency values and other protectionist measures imposed or negotiated by the countries with which they trade.

INVESTMENTS IN TECHNOLOGY COMPANIES

            Each Portfolio may invest in equity securities of technology companies. Such securities have tended to be subject to greater volatility than securities of companies that are not dependent upon or associated with technological issues. The Columbus Circle Technology and Communications Portfolio is non-diversified, which means it will invest a higher percentage of its assets in a limited number of technology stocks. As a result, the price change of a single security, positive or negative, will have a greater impact on the Portfolio's net asset value and will cause its shares to fluctuate in value more than it would in a diversified fund. In addition, the Columbus Circle Technology and Communications Portfolio is concentrated, which means it will invest 25% or more of its total assets in one or more of the industries within the technology and communications sectors. Many of these industries share common characteristics. Therefore, an event or issue affecting one such industry may have a significant impact on these other, related industries and, thus, may affect the value of the Columbus Circle Technology and Communications Portfolio's investments in technology companies. For example, the technology companies in which the Columbus Circle Technology and Communications Portfolio invests may be strongly affected by worldwide scientific or technological developments and their products and services may be subject to governmental law, regulation or adversely affected by governmental policies.

INITIAL PUBLIC OFFERINGS ("IPOS")

            A Portfolio may invest a portion of its assets in securities of companies offering shares in IPOs. IPOs may have a magnified performance impact on a Portfolio with a small asset base. The impact of IPOs on a Portfolio's performance likely will decrease as the Portfolio's asset size increases, which could reduce the Portfolio's total returns. IPOs may not be consistently available to a Portfolio for investing, particularly as the Portfolio's asset base grows. Because IPO shares frequently are volatile in price, the Portfolios may hold IPO shares for a very short period of time. This may increase the turnover of a Portfolio and may lead to increased expenses for a Portfolio, such as commissions and transaction costs. By selling shares, a Portfolio may realize taxable gains it will subsequently distribute to shareholders. In addition, the market for IPO shares can be speculative and/or inactive for extended periods of time. The limited number of shares available for trading in some IPOs may make it more difficult for a Portfolio to buy or sell significant amounts of shares without an unfavorable impact on prevailing prices. Shareholders in IPO shares can be affected by substantial dilution in the value of their shares, by sales of additional shares and by concentration of control in existing management and principal shareholders.

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

            A Portfolio's investment in IPO shares may include the securities of unseasoned companies (companies with less than three years of continuous operations), which presents risks considerably greater than common stocks of more established companies. These companies may have limited operating histories and their prospects for profitability may be uncertain. These companies may be involved in new and evolving businesses and may be vulnerable to competition and changes in technology, markets and economic conditions. They may be more dependent on key managers and third parties and may have limited product lines.

EUROPEAN ECONOMIC AND MONETARY UNION

            The European Economic and Monetary Union (the "EMU") currently has 28 European states as members, with several additional states being considered for membership. The EMU adopted the "euro" as a common currency on January 1, 1999 and subordinated the national currencies of each country until such time as the national currencies are phased out entirely. The euro could adversely affect the value of securities held by a Portfolio because as the euro is implemented as the common currency, there may be changes in the relative value of the U.S. dollar and other major currencies, as well as possible adverse tax consequences. In addition, the introduction of the euro may affect the fiscal and monetary levels of participating EMU countries and may also increase price competition among business firms within EMU countries and between businesses in EMU and non-EMU countries. These uncertainties raise the possibility of increased volatility in the financial markets of the affected countries.

INTERFUND LOANS

            Each Portfolio may lend uninvested cash up to 15% of its net assets to other current and future Old Mutual Advisor Funds II and Old Mutual Insurance Series Fund portfolios advised by Old Mutual Capital as well as to portfolios of other registered investment companies whose investment adviser is controlling, controlled by, or under common control with Old Mutual Capital ("Affiliated Funds") and each Portfolio may borrow from other Affiliated Funds to the extent permitted under such Portfolio's investment restrictions. If a Portfolio has borrowed from other Affiliated Funds and has aggregate borrowings from all sources that exceed 10% of such Portfolio's total assets, such Portfolio will secure all of its loans from other Affiliated Funds by pledging securities or other Portfolio assets whose value equals or exceeds 102% of the aggregate outstanding borrowing amount. The ability of a Portfolio to lend its securities to other Affiliated Funds is subject to certain other terms and conditions contained in an exemptive order issued by the SEC to Old Mutual Advisor Funds II, Old Mutual Insurance Series Fund and Old Mutual Capital. Borrowing creates leverage and can magnify a Portfolio's losses, which risk is mitigated by limiting the amount that a Portfolio can borrow. See Investment Limitations - Non-Fundamental Restrictions number 3.

RISKS OF TRANSACTIONS IN FUTURES CONTRACTS AND OPTIONS

            FUTURES. The prices of futures contracts are volatile and are influenced, among other things, by actual and anticipated changes in the market and interest rates, which in turn are affected by fiscal and monetary policies and national and international political and economic events.

            Most United States futures exchanges limit the amount of fluctuation permitted in futures contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day's settlement price at the end of a trading session. Once the daily limit has been reached in a particular type of futures contract, no trades may be made on that day at a price beyond that limit. The daily limit governs only price movement during a particular trading day and therefore does not limit potential losses, because the limit may prevent the liquidation of unfavorable positions. Futures contract prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and subjecting some futures traders to substantial losses.

            Because of the low margin deposits required, futures trading involves an extremely high degree of leverage. As a result, a relatively small price movement in a futures contract may result in immediate and substantial loss, as well as gain, to the investor. For example, if at the time of purchase, 10% of the value of the futures contract is deposited as margin, a subsequent 10% decrease in the value of the futures contract would result in a total loss of the margin deposit, before any deduction for the transaction costs, if the account were then closed out. A 15% decrease would result in a loss equal to 150% of the original margin deposit, if the futures contract were closed out. Thus, a purchase or sale of a futures contract may result in losses in excess of the amount invested in the futures contract.

            A decision of whether, when, and how to hedge involves skill and judgment, and even a well-conceived hedge may be unsuccessful to some degree because of unexpected market behavior, market trends or interest rate trends. There are several risks in connection with the use by a Portfolio of futures contracts as a hedging device. One risk arises because of the imperfect correlation between movements in the prices of the futures contracts and movements in the prices of the underlying instruments that are the subject of the hedge. The Adviser or Sub-Adviser will, however, attempt to reduce this risk by entering into futures contracts whose movements, in its judgment, will have a significant correlation with movements in the prices of the Portfolio's underlying instruments sought to be hedged.

            Successful use of futures contracts by a Portfolio for hedging purposes is also subject to a Sub-Adviser's ability to correctly predict movements in the direction of the market. It is possible that, when a Portfolio has sold futures to hedge its portfolio against a decline in the market, the index, indices, or instruments underlying the futures might advance and the value of the underlying instruments held in that Portfolio's portfolio might decline. If this were to occur, the Portfolio would lose money on the futures and also would experience a decline in value in its underlying instruments.

            Positions in futures contracts may be closed out only on an exchange or a board of trade which provides the market for such futures. Although a Portfolio intends to purchase or sell futures only on exchanges or boards of trade where there appears to be an active market, there is no guarantee that such will exist for any particular contract or at any particular time. If there is not a liquid market at a particular time, it may not be possible to close a futures position at such time, and, in the event of adverse price movements, the Portfolio would continue to be required to make daily cash payments of variation margin. However, in the event futures positions are used to hedge portfolio securities, the securities will not be sold until the futures positions can be liquidated. In such circumstances, an increase in the price of securities, if any, may partially or completely offset losses on the futures contracts. Further, the counterparty to a futures contract could default.

            OPTIONS. A closing purchase transaction for exchange-traded options may be made only on a national securities exchange. There is no assurance that a liquid secondary market on an exchange will exist for any particular option, or at any particular time, and for some options, such as over-the-counter options, no secondary market on an exchange may exist. If a Portfolio is unable to effect a closing purchase transaction, that Portfolio will not sell the underlying security until the option expires or the Portfolio delivers the underlying security upon exercise.

            Options traded in the over-the-counter market may not be as actively traded as those on an exchange. Accordingly, it may be more difficult to value such options. In addition, it may be difficult to enter into closing transactions with respect to options traded over-the-counter. A Portfolio will engage in such transactions only with firms of sufficient credit so as to minimize these risks. Such options and the securities used as "cover" for such options may be considered illiquid securities.

            The effectiveness of hedging through the purchase of securities index options will depend upon the extent to which price movements in the portion of the securities portfolio being hedged correlate with price movements in the selected securities index. Perfect correlation is not possible because the securities held or to be acquired by a Portfolio will not exactly match the composition of the securities indexes on which options are written. In the purchase of securities index options the principal risk is that the premium and transaction costs paid by a Portfolio in purchasing an option will be lost if the changes (increase in the case of a call, decrease in the case of a put) in the level of the index do not exceed the cost of the option.

            An exchange may establish limitations governing the maximum number of calls and puts in each class (whether or not covered) which may be written by a single investor or group of investors acting in concert (regardless of whether the options are written on the same or different exchanges or are held or written in one or more accounts or through one or more brokers). It is possible that a Portfolio and clients advised by the Adviser or applicable Sub-Adviser may constitute such a group. An exchange may order the liquidation of positions found to be in violation of these limits, and it may impose certain other sanctions. These position limits may limit the number of options that a Portfolio can write on a particular security.

FACTORS AFFECTING THE VALUE OF DEBT SECURITIES

            The total return of a debt instrument is composed of two elements: the percentage change in the security's price and interest income earned. The yield to maturity of a debt security estimates its total return only if the price of the debt security remains unchanged during the holding period and coupon interest is reinvested at the same yield to maturity. The total return of a debt instrument, therefore, will be determined not only by how much interest is earned, but also by how much the price of the security and interest rates change.

            INTEREST RATES. The price of a debt security generally moves in the opposite direction from interest rates (i.e., if interest rates go up, the value of the bond will go down, and vice versa).

            PREPAYMENT RISK. This risk affects mainly mortgage-backed securities. Unlike other debt securities, falling interest rates can hurt mortgage-backed securities, which may cause your share price to fall. Lower rates motivate people to pay off mortgage-backed and asset-backed securities earlier than expected. A Portfolio may then have to reinvest the proceeds from such prepayments at lower interest rates, which can reduce its yield. The unexpected timing of mortgage and asset-backed prepayments caused by the variations in interest rates may also shorten or lengthen the average maturity of a Portfolio. If left unattended, drifts in the average maturity of a Portfolio can have the unintended effect of increasing or reducing the effective duration of the Portfolio, which may adversely affect the expected performance of a Portfolio.

            EXTENSION RISK. The other side of prepayment risk occurs when interest rates are rising. Rising interest rates can cause a Portfolio's average maturity to lengthen unexpectedly due to a drop in mortgage prepayments. This would increase the sensitivity of a Portfolio to rising rates and its potential for price declines. Extending the average life of a mortgage-backed security increases the risk of depreciation due to future increases in market interest rates. For these reasons, mortgage-backed securities may be less effective than other types of U.S. government securities as a means of "locking in" interest rates.

            CREDIT RATING. Coupon interest is offered to shareholders of debt securities as compensation for assuming risk, although short-term Treasury securities, such as 3-month treasury bills, are considered "risk free." Corporate securities offer higher yields than Treasury securities because their payment of interest and complete repayment of principal is less certain. The credit rating or financial condition of an issuer may affect the value of a debt security. Generally, the lower the quality rating of a security, the greater the risks that the issuer will fail to pay interest and return principal. To compensate shareholders for taking on increased risk, issuers with lower credit ratings usually offer their shareholders a higher "risk premium" in the form of higher interest rates above comparable Treasury securities.

            Changes in shareholder confidence regarding the certainty of interest and principal payments of a corporate debt security will result in an adjustment to this "risk premium." If an issuer's outstanding debt carries a fixed coupon, adjustments to the risk premium must occur in the price, which effects the yield to maturity of the bond. If an issuer defaults or becomes unable to honor its financial obligations, the bond may lose some or all of its value.

            A security rated within the four highest rating categories by a rating agency is called "investment-grade" because its issuer is more likely to pay interest and repay principal than an issuer of a lower rated bond. Adverse economic conditions or changing circumstances, however, may weaken the capacity of the issuer to pay interest and repay principal. If a security is not rated or is rated under a different system, the Adviser or Sub-Adviser may determine that it is of investment-grade. The Adviser or Sub-Adviser may retain securities that are downgraded if it believes that keeping those securities is warranted.

            Debt securities rated below investment-grade (junk bonds) are highly speculative securities that are usually issued by smaller, less credit worthy and/or highly leveraged (indebted) companies. A corporation may issue a junk bond because of a corporate restructuring or other similar event. Compared with investment-grade bonds, junk bonds carry a greater degree of risk and are less likely to make payments of interest and principal. Market developments and the financial and business condition of the corporation issuing these securities influences their price and liquidity more than changes in interest rates, when compared to investment-grade debt securities. Insufficient liquidity in the junk bond market may make it more difficult to dispose of junk bonds and may cause a Portfolio to experience sudden and substantial price declines. A lack of reliable, objective data or market quotations may make it more difficult to value junk bonds accurately.

            Rating agencies are organizations that assign ratings to securities based primarily on the rating agency's assessment of the issuer's financial strength. The Portfolios currently use ratings compiled by Moody's Investor Services ("Moody's"), Standard and Poor's Ratings Services ("S&P"), and Fitch. Credit ratings are only an agency's opinion, not an absolute standard of quality, and they do not reflect an evaluation of market risk. The section "Bond Ratings" contains further information concerning the ratings of certain rating agencies and their significance.

            The Adviser or Sub-Adviser may use ratings produced by ratings agencies as guidelines to determine the rating of a security at the time a Portfolio buys it. A rating agency may change its credit ratings at any time. The Adviser or Sub-Adviser monitors the rating of the security and will take appropriate actions if a rating agency reduces the security's rating. A Portfolio is not obligated to dispose of securities whose issuers subsequently are in default or which are downgraded below the above-stated ratings. A Portfolio may invest in securities of any rating.

                             INVESTMENT LIMITATIONS

FUNDAMENTAL INVESTMENT RESTRICTIONS

            Each Portfolio has adopted certain fundamental investment restrictions. Fundamental investment restrictions may not be changed without approval by a majority vote of a Portfolio's shareholders. A majority vote of a Portfolio's shareholders is defined in the Investment Company Act of 1940, as amended (the "1940 Act") as the lesser of (i) 67% or more of the voting securities of the Portfolio present in person or by proxy at a meeting, if the holders of more than 50% of the outstanding voting securities are present or represented by proxy; or (ii) more than 50% of the outstanding voting securities of the Portfolio.

            Several of these Fundamental Investment Restrictions include the defined terms "1940 Act Laws, Interpretations and Exemptions." This term means the 1940 Act, and the rules and regulations promulgated thereunder, as such statute, rule and regulations are amended from time to time or are interpreted from time to time by the staff of the Securities and Exchange Commission and any exemptive order or similar relief granted to a Portfolio.

1. Each Portfolio, other than Old Mutual Large Cap Growth Concentrated Portfolio and Old Mutual Columbus Circle Technology and Communications Portfolio, is a "diversified company" as defined in the 1940 Act. This means that a Portfolio will not purchase the securities of any issuer, if as a result, the Portfolio would fail to be a diversified company within the meaning of the 1940 Act Laws, Interpretations and Exemptions. This restriction does not prevent a Portfolio, including Old Mutual Large Cap Growth Concentrated Portfolio and Old Mutual Columbus Circle Technology and Communications Portfolio, from purchasing the securities of other investment companies to the extent permitted by the 1940 Act Laws, Interpretations and Exemptions.

      Please refer to Non-Fundamental Investment Restriction number 2 for further information.

2. A Portfolio may not borrow money or issue senior securities, except as permitted by the 1940 Act Laws, Interpretations and Exemptions.

      Please refer to Non-Fundamental Investment Restriction number 3 for further information.

3. A Portfolio may not underwrite the securities of other issuers. This restriction does not prevent a Portfolio from engaging in transactions involving the acquisition, disposition or resale of its portfolio securities, regardless of whether the Portfolio may be considered to be an underwriter under the Securities Act of 1933.

4. A Portfolio will not make investments that will result in the concentration (as that term may be defined or interpreted by the 1940 Act, Laws, Interpretations and Exemptions) of its investments in the securities of issuers primarily engaged in the same industry. This restriction does not limit a Portfolio's investments in (i) obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, (ii) tax-exempt obligations issued by governments or political subdivisions of governments or (iii) repurchase agreements collateralized by such obligations. In complying with this restriction, a Portfolio will not consider a bank-issued guaranty or financial guaranty insurance as a separate security.

      Please refer to Non-Fundamental Investment Restriction number 4 for further information. Old Mutual Columbus Circle Technology and Communications Portfolio has a policy to concentrate its investments in the group of industries within the technology and communications sectors.

5. A Portfolio may not purchase or sell real estate unless acquired as a result of ownership of securities or other instruments. This restriction does not prevent a Portfolio from investing in issuers that invest, deal or otherwise engage in transactions in real estate or interests therein, or investing in securities that are secured by real estate or interests therein.

6. A Portfolio may not purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments. This restriction does not prevent a Portfolio from engaging in transactions involving futures contracts and options thereon or investing in securities that are secured by physical commodities.

7. A Portfolio may not make personal loans or loans of its assets to persons who control or are under common control with the Portfolio, except to the extent permitted by the 1940 Act Laws, Interpretations and Exemptions. This restriction does not prevent a Portfolio from, among other things, purchasing debt obligations, entering repurchase agreements, loaning its assets to broker-dealers or institutional investors or investing in loans, including assignments and participation interests.

      Please refer to Non-Fundamental Investment Restriction number 5 for further information.

8. A Portfolio may, notwithstanding any other fundamental investment policy or restriction, invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objective, policies and restrictions as the Portfolio.

      Please refer to Non-Fundamental Investment Restriction number 7 for further information.

            Except for borrowing under Fundamental Restriction number 2, the foregoing percentages will apply at the time of the purchase of a security.

The 1940 Act prohibits a Portfolio from issuing "senior securities," except that the Portfolio is permitted to borrow money from banks in an amount up to 33-1/3% of its assets and may engage in the activities identified above in fundamental restriction number 2 to the extent liquid assets of the Portfolio are designated as segregated, or margin, collateral or escrow arrangements are established, to cover the related obligations.

NON-FUNDAMENTAL INVESTMENT RESTRICTIONS

            Each Portfolio also has adopted certain Non-Fundamental Investment Restrictions. A Non-Fundamental Investment Restriction may be amended by the Board of Trustees without a vote of shareholders. Several of these Non-Fundamental Investment Restrictions include the defined term "Old Mutual Capital Advised Portfolio." This term means other investment companies and their series portfolios that have Old Mutual Capital or an affiliate of Old Mutual Capital as an investment adviser.

1. A Portfolio may not invest more than 15% of its net assets in illiquid securities. This limitation does not include any Rule 144A restricted security that has been determined by, or pursuant to procedures established by, the Board of Trustees, based on trading markets for such security, to be liquid.

2. In complying with the fundamental restriction regarding issuer diversification, each Portfolio, (other than Old Mutual Large Cap Growth Concentrated Portfolio and Old Mutual Columbus Circle Technology and Communications Portfolio) will not, with respect to 75% of its total assets, purchase securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities), if, as a result, (i) more than 5% of the Portfolio's total assets would be invested in the securities of that issuer, or (ii) the Portfolio would hold more than 10% of the outstanding voting securities of that issuer.

3. In complying with the fundamental restriction regarding industry concentration, a Portfolio may invest up to (but not including) 25% of its total assets in the securities of issuers whose principal business activities are in the same industry. For purposes of this limitation, supranational organizations, such as The World Bank, the European Union and the European Coal and Steel Community, are deemed to be issuers conducting their principal business activities in the same industry; state and municipal governments and their agencies and authorities are not deemed to be industries; utility companies will be divided according to their services (e.g., gas distribution, gas transmission, electric and telephone will each be considered a separate industry); and financial service companies will be classified according to the end users of their services (e.g. automobile finance, bank finance and diversified finance). This limitation does not apply to Old Mutual Columbus Circle Technology and Communications Portfolio. Private activity bonds (a/k/a industrial development bonds) funded by activities in a single industry will be deemed to constitute investment in a single industry for purposes of this limitation.

4. In complying with the fundamental restriction with regard to making loans, a Portfolio may lend up to 33 1/3 % of its total assets and may lend money to another Old Mutual Capital Advised Portfolio, on such terms and conditions as the SEC may require in an exemptive order on which the Portfolios may rely.

5. Notwithstanding the fundamental restriction with regard to investing all assets in an open-end Portfolio, a Portfolio may not invest all if its assets in the securities of a single open-end management investment company with the same fundamental investment objectives, policies and restrictions as the Portfolio.

      Each Portfolio, including the Old Mutual Large Cap Growth Concentrated Portfolio and Old Mutual Columbus Circle Technology and Communications Portfolio, may (i) purchase securities of other investment companies as permitted by Section 12 (d)(1) of the 1940 Act and (ii) invest its assets in securities of other money market Portfolios, if any, and lend money to other Old Mutual Capital Advised Portfolios, subject to the terms and conditions of any exemptive orders issued by the SEC.

      Please refer to Non-fundamental Investment Restriction number 5 for further information regarding lending money to a Old Mutual Capital Advised Portfolio.

            All the foregoing percentages will apply at the time of each purchase of a security (except with respect to the limitation on investments in illiquid securities and with respect to borrowing).

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

            Each of the Old Mutual Large Cap Growth, Mid-Cap, Large Cap Growth Concentrated Portfolio, Small Cap Growth, Small Cap and Columbus Circle Technology and Communications Portfolios has a non-fundamental policy that states under normal conditions, it will invest at least 80% of net assets plus the amount of any borrowings for investment purposes in the type of investments suggested by its name. Each Portfolio will provide notice to its respective shareholders at least 60 days prior to any change to this investment policy.

SENIOR SECURITIES

            The term "senior security," as defined in Section 18(g) of the 1940 Act, means any bond, debenture, note, or similar obligation or instrument constituting a security and evidencing indebtedness, and any stock of a class having priority over any other class as to distribution of assets or payment of dividends; and "senior security representing indebtedness" means any senior security other than stock.

            The term "senior security" shall not include any promissory note or other evidence of indebtedness issued in consideration of any loan, extension, or renewal thereof, made by a bank or other person and privately arranged, and not intended to be publicly distributed; nor shall such term include any such promissory note or other evidence of indebtedness in any case where such a loan is for temporary purposes only and in an amount not exceeding 5 percent of the value of the total assets of the issuer at the time when the loan is made. A loan shall be presumed to be for temporary purposes if it is repaid within sixty days and is not extended or renewed; otherwise it shall be presumed not to be for temporary purposes. Any such presumption may be rebutted by evidence.

                        ADDITIONAL INVESTMENT INFORMATION

TEMPORARY DEFENSIVE POSITIONS

            Under normal market conditions, each Portfolio expects to be fully invested in its primary investments. However, for temporary defensive purposes, when a Sub-Adviser determines that market conditions warrant, each Portfolio may invest up to 100% of its assets in cash and money market instruments (consisting of securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities; certificates of deposit, time deposits and bankers' acceptances issued by banks or savings and loan associations having net assets of at least $500 million as stated on their most recently published financial statements; commercial paper rated in one of the two highest rating categories by at least one NRSRO; repurchase agreements involving such securities; and, to the extent permitted by applicable law and each Portfolio's investment restrictions, shares of other investment companies investing solely in money market securities). To the extent a Portfolio is invested in temporary defensive instruments, it will not be pursuing its investment objective.

PORTFOLIO TURNOVER

            Portfolio turnover will tend to rise during periods of market turbulence and decline during periods of stable markets. A higher turnover rate (100% or more) increases transaction costs (e.g., brokerage commissions) and increases realized gains and losses. High rates of portfolio turnover necessarily result in correspondingly greater brokerage and portfolio trading costs, which are paid by the Portfolios. Trading in fixed-income securities does not generally involve the payment of brokerage commissions, but does involve indirect transaction costs. The changes in the Portfolio's turnover rates are the result of changes in their trading activity.

            Please see the Financial Highlights tables in the Prospectus for each Portfolio's turnover rates.

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

PORTFOLIO HOLDINGS DISCLOSURE POLICY

The Trust and Old Mutual Capital have adopted a Holdings Communication Policy (the "Holdings Policy") to safeguard Portfolio holdings information. Under the Holdings Policy, Portfolio holdings information related to each Portfolio, including the top holdings, will be made available to the general public at www.omfunds.com on the 15th calendar day after the end of each calendar quarter. Certain entities or individuals that provide services to the Trust or the Adviser may receive portfolio holdings information prior to and more frequently than the public disclosure of such information ("non-standard disclosure"), as described below.

As part of the normal investment activities of each Portfolio, non-public portfolio holdings information may be provided to the Trust's service providers which have contracted to provide services to the Trust (including Old Mutual Capital, the Sub-Advisers, the Custodian, Sub-Administrator, broker-dealers in connection with the purchase or sale of securities or requests for price quotations or bids, Counsel to the Trust or the independent Trustees, the Trust's auditors, and certain others). These service providers are required to maintain the confidentiality of the information disclosed either by explicit agreement or by virtue of their respective duties to the Trust. Other entities and individuals that may receive non-standard disclosure of portfolio holdings information include the Trusts' independent Trustees, in connection with their regular duties, regulatory authorities and parties to litigation.

Under the Holdings Policy, non-standard disclosure of portfolio holdings information may also be provided to entities that provide a service to Old Mutual Capital, provided that the service is related to the investment advisory services that Old Mutual Capital provides to the Trust. Such disclosure may only be made subject to the following conditions:

            o a written request for non-standard disclosure must be submitted to and approved in writing by either Old Mutual Capital's chief compliance officer, general counsel or chief investment officer;

            o     the request must relate to an appropriate business purpose;
                  and

            o the holdings information is disclosed pursuant to the terms of a written confidentiality agreement between Old Mutual Capital and the recipient of the holdings information, unless such party is a regulatory or other governmental entity.

These conditions are intended to ensure that non-standard disclosure is only made when it is in the best interest of shareholders and to avoid any potential conflicts of interest. In addition, any conflicts of interest in granting a request to permit non-standard disclosure are mitigated by requiring the recipient to enter into a written confidentiality agreement prior to receipt of such information. In addition, conflicts of interest are further monitored by the fact that Old Mutual Capital regularly presents to the Trust's Board of Trustees the list of recipients of non-standard disclosure of portfolio holdings information (other than regular service providers described above).

Old Mutual Capital and its affiliates and the Trust will not knowingly or intentionally enter into any arrangements with third-parties from which they derive consideration for the disclosure of non-public holdings information. If, in the future, Old Mutual Capital or its affiliates desire to make such arrangements, the appropriate party would seek prior Board approval and such arrangements would be disclosed in this Statement of Additional Information.

Listed below are the entities that currently receive non-standard disclosure of Fund holdings information. Neither the Trust, Old Mutual Capital, nor any other entity receives any compensation or other consideration in connection with each such arrangement.

                                                                                RESTRICTIONS ON USE
            ENTITY NAME          FREQUENCY OF HOLDINGS DISCLOSURE             OF HOLDINGS INFORMATION
------------------------------   --------------------------------   ---------------------------------------------
FactSet Research Systems, Inc.   Full holdings are disclosed on a   Holdings information may only be used for the
                                 daily basis.                       specific and legitimate business purpose to
                                                                    which the parties agreed.  All holdings
                                                                    information is subject to a confidentiality
                                                                    agreement and there is a prohibition of
                                                                    trading based on the information received.

Old Mutual Fund Services         Full holdings are disclosed on a   Holdings information may only be used for the
                                 monthly basis.                     specific and legitimate business purpose to
                                                                    which the parties agreed. All holdings
                                                                    information is subject to a confidentiality
                                                                    agreement and there is a prohibition of
                                                                    trading based on the information received.

                       TRUSTEES AND OFFICERS OF THE TRUST

            The management and affairs of the Trust are supervised by the Board of Trustees under the laws of the State of Delaware. The Trustees have approved agreements under which, as described below, certain companies provide essential management services to the Trust. The Trustees and executive officers of the Trust and their principal occupations for the last five years are set forth below. Each may have held other positions with the named companies during that period. Each Trustee serves as a Trustee and each officer serves as an officer in a similar capacity for Old Mutual Advisor Funds II, another registered investment company managed by the Adviser. Unless otherwise noted, all Trustees and officers can be contacted c/o Old Mutual Capital, Inc., 4643 South Ulster Street, 6th Floor, Denver, Colorado 80237.

-------------------------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES
-------------------------------------------------------------------------------------------------------------------
                                                                                     NUMBER OF
                                                                                     PORTFOLIOS
                                                                                     IN THE OLD
                                                                                    MUTUAL FUND
                                          TERM OF                                      FAMILY
                                       OFFICE * AND                                   COMPLEX          OTHER
                       POSITION HELD    LENGTH OF       PRINCIPAL OCCUPATION(S)     OVERSEEN BY    DIRECTORSHIPS
  NAME AND AGE        WITH THE TRUST   TIME SERVED        DURING PAST 5 YEARS         TRUSTEE     HELD BY TRUSTEE
-------------------------------------------------------------------------------------------------------------------
Leigh A. Wilson       Chairman of      Since 2005     Chief Executive Officer,          26        Trustee, The
(61)                  the Board                       New Century Living, Inc.                    Victory
                                                      (older adult housing)                       Portfolios since
                                                      since 1992. Director,                       1992, The Victory
                                                      Chimney Rock Winery LLC                     Institutional
                                                      (2000 to 2004) and Chimney                  Funds since 2003
                                                      Rock Winery Corp (winery)                   and The Victory
                                                      (1985 to 2004).                             Variable
                                                                                                  Insurance Funds
                                                                                                  since 1998
                                                                                                  (investment
                                                                                                  companies - 23
                                                                                                  total
                                                                                                  portfolios).
                                                                                                  Trustee, Old
                                                                                                  Mutual Advisor
                                                                                                  Funds II, since
                                                                                                  2005.
-------------------------------------------------------------------------------------------------------------------
John R. Bartholdson   Trustee          Since 1997     Chief Financial Officer,          36        Director, The
(61)                                                  The Triumph Group, Inc.                     Triumph Group,
                                                      (manufacturing) since 1992.                 Inc. since 1992.
                                                                                                  Trustee, Old
                                                                                                  Mutual Advisor
                                                                                                  Funds II, since
                                                                                                  1995. Trustee,
                                                                                                  Old Mutual
                                                                                                  Advisor Funds,
                                                                                                  since 2004.
                                                                                                  Director or
                                                                                                  Trustee of ING
                                                                                                  Clarion Real
                                                                                                  Estate Income
                                                                                                  Fund and ING
                                                                                                  Clarion Real
                                                                                                  Estate Income
                                                                                                  Fund.
-------------------------------------------------------------------------------------------------------------------
Jettie M. Edwards     Trustee          Since 1997     Consultant, Syrus                 26        Trustee, EQ
(59)                                                  Associates (business and                    Advisors Trust
                                                      marketing consulting firm)                  (investment
                                                      (1986 to 2002). Retired.                    company - 53
                                                                                                  portfolios) since
                                                                                                  1995. Trustee,
                                                                                                  Old Mutual
                                                                                                  Advisor Funds II,
                                                                                                  since 1995.
                                                                                                  Trustee AXA
                                                                                                  Enterprise Funds
                                                                                                  Trust (investment
                                                                                                  company - 16
                                                                                                  portfolios) since
                                                                                                  2005.
-------------------------------------------------------------------------------------------------------------------
Albert A. Miller      Trustee          Since 1997     Senior Vice President,            26        Trustee, Old
(71)                                                  Cherry & Webb, CWT                          Mutual Advisor
                                                      Specialty Stores (1995 to                   Funds II, since
                                                      2000). Advisor and                          1995.
                                                      Secretary, the Underwoman
                                                      Shoppes, Inc. (retail
                                                      clothing stores) (1980 to
                                                      2002). Retired.
-------------------------------------------------------------------------------------------------------------------

* Each Trustee of the Trust will serve until his or her successor is duly qualified and elected at the meeting of shareholders to be held in 2010, or until his or her earlier resignation or retirement.

---------------------------------------------------------------------------------------------------------------------
OFFICERS
---------------------------------------------------------------------------------------------------------------------
                       POSITION HELD        TERM OF OFFICE AND
NAME AND AGE*          WITH THE FUND      LENGTH OF TIME SERVED**      PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
---------------------------------------------------------------------------------------------------------------------
David J. Bullock      President         Since 2003                   Director, President, and Chief Executive
(49)                                                                 Officer, Old Mutual Capital, Inc. since 2004.
                                                                     Trustee and Chief Executive Officer, Old
                                                                     Mutual Investment Partners, Trustee, Old
                                                                     Mutual Fund Services, and Director, Old Mutual
                                                                     Shareholder Services, Inc. since 2003.
                                                                     President, Old Mutual Advisor Funds II since
                                                                     2003. Chief Executive Officer, President, and
                                                                     Director, Liberty Ridge Capital, Inc. (July
                                                                     2003 - October 2005). Chief Operating
                                                                     Officer, Liberty Ridge Capital, Inc. (July
                                                                     2003 - March 2004). President and Chief
                                                                     Executive Officer, Transamerica Capital, Inc.
                                                                     (1998 - 2003).
---------------------------------------------------------------------------------------------------------------------
Edward J. Veilleux    Senior Vice       Since 2005. Employed for     Senior Vice President, Old Mutual Advisor
(61)                  President         an initial term of three     Funds II. since 2005. Chief Compliance
                                        years and thereafter for     Officer, The Victory Portfolios since October
                                        successive one year terms    2005. President, EJV Financial Services, LLC
                                        unless terminated prior to   since May 2002. Director, Deutsche Bank (and
                                        the end of the then          predecessor companies) and Executive Vice
                                        current term                 President and Chief Administrative Officer,
                                                                     Investment Company Capital Corp. (registered
                                                                     investment advisor and registered transfer
                                                                     agent) (August 1987 to May 2002).
---------------------------------------------------------------------------------------------------------------------
Andra C. Ozols (44)   Vice President    Since 2005                   Executive Vice President, Secretary, and
                      and Secretary                                  General Counsel, Old Mutual Capital, Inc.
                                                                     since July 2005. Executive Vice President
                                                                     (2004 - May 2005), General Counsel and
                                                                     Secretary (2002 - May 2005 and January 1998 -
                                                                     October 1998), and Vice President (2002 -
                                                                     2004), ICON Advisors, Inc. Director of ICON
                                                                     Management & Research Corporation (2003 - May
                                                                     2005). Executive Vice President (2004 - May
                                                                     2005), General Counsel and Secretary (2002 -
                                                                     May 2005) and Vice President (2002 - 2004) of
                                                                     ICON Distributors, Inc. Executive Vice
                                                                     President and Secretary of ICON Insurance
                                                                     Agency, Inc. (2004 - May 2005). Vice President
                                                                     (1999 - 2002) and Assistant General Counsel
                                                                     (1998 - 2002), Founders Asset Management LLC.
---------------------------------------------------------------------------------------------------------------------
James F. Lummanick    Vice President    Since 2005                   Senior Vice President and Chief Compliance
(58)                  and Chief                                      Officer, Old Mutual Capital, Inc., Old Mutual
                      Compliance                                     Investment Partners, Old Mutual Fund Services,
                      Officer                                        Inc., and Old Mutual Shareholder Services,
                                                                     Inc., since 2005. Chief Compliance Officer,
                                                                     Old Mutual Advisor Funds II and Old Mutual
                                                                     Insurance Series Fund, since 2005. Senior Vice
                                                                     President and Director of Compliance, Calamos
                                                                     Advisors LLC (2004 - 2005). Vice President
                                                                     and Chief Compliance Officer, Invesco Funds
                                                                     Group, Inc. (1996 - 2004).
---------------------------------------------------------------------------------------------------------------------
Mark E. Black (45)    Treasurer,        Since 2005                   Chief Financial Officer, Chief Administrative
                      Chief Financial                                Officer, Executive Vice President, and
                      Officer and                                    Treasurer, Old Mutual Capital, Inc. since July
                      Controller                                     2004. Chief Financial Officer and Chief
                                                                     Administrative Officer, Old Mutual Investment
                                                                     Partners since 2004.  Senior Vice President and
                                                                     Chief Financial Officer, Transamerica Capital,
                                                                     Inc. (April 2000 - June 2004).
Kenneth R. Naes       Assistant         Since 2005                   Vice President (since July 2005) and Director of
(40)                  Treasurer                                      Fund Services (since 2004), Old Mutual Fund
                                                                     Services. Senior Vice President - Product
                                                                     Development, Transamerica Capital, Inc. (2000 -
                                                                     2004).
Karen S. Proc (36)    Assistant         Since 2005                   Associate General Counsel, Old Mutual Capital,
                      Secretary                                      Inc. since October 2005.  Associate General
                                                                     Counsel, Founders Asset Management LLC (2002 -
                                                                     2005). Associate Attorney, Myer, Swanson, Adams
                                                                     & Wolf, P.C. (1998 - 2002).

* The address for each of the officers of the Trust is 4643 South Ulster Street, 6th Floor, Denver, Colorado 80237.

** Except for Edward J. Veilleux, each officer of the Trust shall serve until such time as his or her successor is duly elected and qualified.

The Trustees of the Trust are responsible for major decisions relating to each Portfolio's investment goal, policies, strategies and techniques. The Trustees also supervise the operation of the Trust by its officers and service various service providers, but they do not actively participate in the day-to-day operation of or decision making process related to the Trust. The Board of Trustees has two standing committees: Governance and Nominating Committee and an Audit Committee. Currently, the members of each Committee are John Bartholdson, Jettie Edwards, Leigh Wilson and Albert Miller, comprising all the independent Trustees of the Trust. The Governance and Nominating Committee selects and nominates those persons for membership on the Trust's Board of Trustees who are independent Trustees, reviews and determines compensation for the independent Trustees of the Trust and selects independent, legal counsel, as set forth in Rule 0-1(6), to provide the independent Trustees of the Trust with legal advice as needed. During the Trust's fiscal year ended December 31, 2005, the Governance and Nominating Committee held 3 meetings.

The Governance and Nominating Committee shall consider nominees recommended in writing by a shareholder (other than shareholder recommendations of himself or herself) to serve as trustees, provided; (i) that such person is a shareholder of one or more series of the Trust at the time he or she submits such names and is entitled to vote at the meeting of shareholders at which trustees will be elected; and (ii) that the Governance and Nominating Committee or the Board, as applicable, shall make the final determination of persons to be nominated. The Governance and Nominating Committee shall evaluate nominees recommended by a shareholder to serve as trustee in the same manner as they evaluate nominees identified by the Committee.

A shareholder who desires to recommend a nominee may submit a request in writing by regular mail or delivery service to the following address: Old Mutual Capital, Inc., 4643 South Ulster Street, 6th Floor, Denver, Colorado 80237,
Attention: SECRETARY OF OLD MUTUAL INSURANCE SERIES FUND. Such request shall contain (i) the name, address and telephone number of, and number of Trust shares owned by, the person or entity or group of persons or entities on whose behalf the recommendation is being made, and the related account name, number and broker or account provider name, and (ii) if any of such persons were not record owners of the Trust at the time the recommendation was submitted, verification acceptable in form and substance to the Trust of such person's ownership of the Trust at the time the recommendation was made.

The Audit Committee oversees the financial reporting process for the Trust, monitoring the Trust's audit process and results. As part of this process, the Audit Committee recommends the selection of an independent audit firm for the approval of the entire Trust's Board of Trustees and evaluates the independent audit firm's performance, costs and financial stability. During the Trust's fiscal year ended December 31, 2005, the Audit Committee held 3 meetings.

The table below provides the dollar range of shares of the Portfolio and the aggregate dollar range of shares of all funds advised by Old Mutual Capital, owned by each Trustee as of December 31, 2005.

------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES
------------------------------------------------------------------------------------------------
                                                             AGGREGATE DOLLAR RANGE OF EQUITY
                                                         SECURITIES IN ALL REGISTERED INVESTMENT
                     DOLLAR RANGE OF EQUITY SECURITIES      COMPANIES IN THE OLD MUTUAL FAMILY
NAME OF TRUSTEE             IN THE PORTFOLIOS                  COMPLEX OVERSEEN BY TRUSTEES
------------------------------------------------------------------------------------------------
Leigh A. Wilson                     None                                   None
------------------------------------------------------------------------------------------------
John R. Batholdson                  None                             $10,000 - $50,000
------------------------------------------------------------------------------------------------
Jettie M. Edwards                   None                               Over $100,000
------------------------------------------------------------------------------------------------
Albert A. Miller                    None                               Over $100,000
------------------------------------------------------------------------------------------------

Each current Trustee of the Trust received the following compensation during the fiscal year ended December 31, 2005:

                                          PENSION OR
                                          RETIREMENT
                                          BENEFITS        ESTIMATED       TOTAL COMPENSATION
                           AGGREGATE      ACCRUED AS      ANNUAL          FROM TRUST AND TRUST
                           COMPENSATION   PART OF TRUST   BENEFITS UPON   COMPLEX PAID TO
NAME OF PERSON, POSITION   FROM TRUST     EXPENSES        RETIREMENT      TRUSTEES*
------------------------------------------------------------------------------------------------------
Leigh A. Wilson,              $50,100          N/A             N/A                  $85,900
Trustee                                                                    for services on two boards

John E. Bartholdson,          $41,900          N/A             N/A                  $104,850
Trustee                                                                   for services on three boards

Jettie M. Edwards,            $41,900          N/A             N/A                  $72,100
Trustee                                                                    for services on two boards

Albert A. Miller,             $41,900          N/A             N/A                  $72,100
Trustee                                                                    for services on two boards

*     Trust Complex means the Trust and Old Mutual Advisor Funds II.

CODES OF ETHICS

            The Trust's Board of Trustees, the Adviser and the Distributor have each adopted a Code of Ethics pursuant to rule 17j-1 of the 1940 Act governing personal trading by persons who manage, or who have access to, trading activity by the Portfolios. The Codes of Ethics allow trades to be made in securities that may be held by a Portfolio, however, the Codes prohibit a person from taking advantage of Portfolio trades or from acting on inside information. In addition, the Trust's Board of Trustees reviews and approves the Codes of Ethics of the Adviser, the Sub-Advisers and Distributor and any material amendments thereto. The Board also reviews annual reports on issues raised under the Adviser's, the Sub-Advisers' and Distributor's Codes of Ethics during the previous year.

                             5% AND 25% SHAREHOLDERS

            As of March 29, 2006, the following persons were the only persons who were record owners of 5% or more of the shares of the Portfolios. Any record owner of more than 25% of the shares of a Portfolio may be deemed a controlling person of that Portfolio. The percent of each Portfolio's shares owned by all officers and Trustees of the Trust as a group is less than 1 percent of the outstanding shares of each such Portfolio. The Trust believes that most of the shares referred to below were held by the persons indicated in the insurance company separate accounts for the benefit of contract owners or policyholders of variable insurance contracts.

OLD MUTUAL COLUMBUS CIRCLE TECHNOLOGY AND COMMUNICATIONS PORTFOLIO

      Fidelity Investments                                               64.13%
      Life Insurance Co
      82 Devonshire St # H4C
      Boston, MA  02109-3605

      Annuity Investors Life Ins Co                                      18.14%
      PO Box 5423
      Cincinnati, OH  45201-5423

      Empire Fidelity Investments                                         6.03%
      Life Insurance Co
      82 Devonshire St # H4C
      Boston, MA  02109-3605

OLD MUTUAL GROWTH II PORTFOLIO

      Fidelity Investments                                               48.14%
      Life Insurance Co
      82 Devonshire St # H4C
      Boston, MA  02109-3605

      GE Life & Annuity Assurance Co                                     22.86%
      Attn Variable Accounting
      6610 W Broad St
      Richmond, VA  23230-1702

      American United Life Ins Company                                    8.98%
      PO Box 1995
      Indianapolis, IN  46206-9102

      Annuity Investors Life Ins Co                                       7.84%
      PO Box 5423
      Cincinnati, OH  45201-5423

OLD MUTUAL LARGE CAP GROWTH PORTFOLIO

      GE Life & Annuity Assurance Co                                     56.22%
      Attn Variable Accounting
      6610 W Broad St
      Richmond, VA  23230-1702

      Annuity Investors Life Ins Co                                      31.53%
      PO Box 5423
      Cincinnati, OH  45201-5423

      Great West Life & Annuity                                           9.84%
      Insurance Company
      Attn Investment Div
      8515 E Orchard Rd # 2T2
      Englewood, CO  80111-5002

OLD MUTUAL LARGE CAP GROWTH CONCENTRATED PORTFOLIO

      Fidelity Investments                                               89.53%
      Life Insurance Co
      82 Devonshire St # H4C
      Boston, MA  02109-3605

      Empire Fidelity Investments                                         9.54%
      Life Insurance Co
      82 Devonshire St # H4C
      Boston, MA  02109-3605

OLD MUTUAL MID-CAP PORTFOLIO

      Mony Life Insurance Co of America                                  43.69%
      Mony America Veriable Account A-VA
      The Mony Group
      1290 Avenue of the Americas Fl 8
      New York, NY  10104-0101

      Annuity Investors Life Ins Co                                      27.64%
      Po Box 5423
      Cincinnati, OH  45201-5423

      AUL American Individual Variable                                   14.55%
      Annuity Unit Trust 1
      PO Box 1995
      Indianapolis, IN  46206-9102

      Mony Life Insurance Company                                         6.39%
      Mony Variable Account A-VA
      The Mony Group
      1290 Avenue of the Americas Fl 8
      New York, NY  10104-0101

OLD MUTUAL SELECT VALUE PORTFOLIO

      Fidelity Investments                                               71.03%
      Life Insurance Co
      82 Devonshire St # H4C
      Boston, MA  02109-3605

      Mony Life Insurance Co of America                                   9.89%
      Mony America Veriable Account A-VA
      The Mony Group
      1290 Avenue of the Americas Fl 8
      New York, NY  10104-0101

      Annuity Investors Life Ins Co                                       8.39%
      PO Box 5423
      Cincinnati, OH  45201-5423

      Empire Fidelity Investments                                         7.38%
      Life Insurance Co
      82 Devonshire St # H4C
      Boston, MA  02109-3605

OLD MUTUAL SMALL CAP PORTFOLIO

      Fidelity Investments                                               91.34%
      Life Insurance Co
      82 Devonshire St # H4C
      Boston, MA  02109-3605

      Empire Fidelity Investments                                         7.79%
      Life Insurance Co
      82 Devonshire St # H4C
      Boston, MA  02109-3605

OLD MUTUAL SMALL CAP GROWTH PORTFOLIO

      First Variable Life Insurance Co                                  100.00%
      PO Box 830765
      Birmingham, AL  35283-0765

                                   THE ADVISER

The Adviser has served as investment adviser to each Portfolio since January 1, 2006. Prior to that, Liberty Ridge served as the Trust's investment adviser. The Adviser is an indirect, wholly-owned subsidiary of Old Mutual plc ("Old Mutual"). Old Mutual is an international financial services group based in London, with operations in life assurance, asset management, banking and general insurance. Old Mutual's principal offices are located at Old Mutual Place, 2 Lambeth Hill, London, EC4V 4GG, United Kingdom. In addition to advising the Portfolios, the Adviser provides advisory services to other mutual funds. The principal business address of the Adviser is 4643 South Ulster Street, 6th Floor, Denver, Colorado 80237. Old Mutual Investment Partners, the Trust's distributor, is also an affiliate of the Adviser and an indirect wholly-owned subsidiary of the Advisor's direct parent, Old Mutual (US) Holdings Inc (see "The Distributor" for more detail on Old Mutual Investment Partners).

The Trust's Board of Trustees appointed the Adviser to serve as the Trust's investment adviser pursuant to a new management agreement (the "Management Agreement"). Shareholders of the Trust will vote to approve the Management Agreement at a meeting of shareholders scheduled for April 2006 (the "Shareholder Meeting"). The Management Agreement shall become effective upon shareholder approval and shall continue for an initial period ending December 31, 2006, and thereafter shall continue automatically for successive annual periods, provided such continuance is specifically approved at least annually by
(i) the Board of Trustees of the Trust or (ii) a vote of a "majority" (as defined in the 1940 Act) of each Portfolio's outstanding voting securities (as defined in the 1940 Act), provided that in either event the continuance is also approved by a majority of the Trustees who are not "interested persons" (as defined in the 1940 Act) of the Trust.

During the period between January 1, 2006 (the "Commencement Date") and the date the Management Agreement is approved by the shareholders of each Portfolio, the Adviser serves as investment adviser pursuant to an interim investment advisory agreement (the "Interim Investment Advisory Agreement" and, together with the Management Agreement, the "Advisory Agreements"), which was also approved by the Board of Trustees. The Interim Investment Advisory Agreement will remain in effect for each Portfolio until the earlier of: (i) the date on which the shareholders of the Portfolio approve the Management Agreement; and (ii) 150 days after the Commencement Date. If shareholders of a Portfolio do not approve the Management Agreement within 150 days after the Commencement Date, the Trust's Board of Trustees will evaluate alternatives for advising the Portfolios in order to ensure continuity of portfolio management.

The Advisory Agreements each obligate the Adviser to: (i) provide a program of continuous investment management for the Portfolios in accordance with each Portfolio's investment objectives, policies and limitations; (ii) make asset allocation and investment decisions for the Portfolios; and (iii) place orders to purchase and sell securities for the Portfolio, subject to the supervision of the Trust's Board of Trustees. The Advisory Agreements also require the Adviser to pay its overhead and employee costs and the compensation and expenses of all its partners, officers and employees who serve as officers and executive employees of the Trust. The Agreements provide that the Adviser is not responsible for other expenses of operating the Trust. In addition to these advisory services, Agreements obligate Old Mutual Capital to provide the following services: (i) compliance services designed to ensure the Trust's compliance with applicable federal and state securities laws, rules and regulations; (ii) certain legal services, including without limitation preparing, reviewing and/or filing the Trust's regulatory reports; and (iii) regular reporting to the Board of Trustees on the activities of the Trust and the Sub-Advisers. The Advisory Agreements also require Old Mutual Capital to oversee the sub-advisers employed to provide portfolio management services to the Portfolios, including: overseeing the investment decisions of each sub-adviser and conducting ongoing performance reviews and reviewing and monitoring the portfolio trading by each sub-adviser, including without limitation, trade allocation policies and procedures, best execution and the use of soft dollars. The Advisory Agreements provide certain limitations on the Adviser's liability, but also provide that the Adviser shall not be protected against any liability to the Trust, its Portfolios or its shareholders by reason of willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or from reckless disregard of its obligations or duties thereunder.

Unlike the Interim Investment Advisory Agreement, the Management Agreement includes an obligation that the Adviser perform the administrative services that were previously provided to the Portfolios by Old Mutual Fund Services under an administrative services agreement. These administrative services include: (i) overseeing the administration of the Trust's and each Portfolio's business and affairs, (ii) assisting the Trust in selecting, coordinating the activities of, supervising and acting as liaison with any other person or agent engaged by the Trust, excluding sub-advisers; (iii) assisting in developing, reviewing, maintaining and monitoring the effectiveness of the Trust's accounting policies and procedures; (iv) assisting in developing, implementing and monitoring the Trust's use of automated systems for purchase, sale, redemption and transfer of Portfolio shares and the payment of sales charges and services fees; (v) responding to all inquiries from Portfolio shareholders or otherwise answer communications from Portfolio shareholders if such inquiries or communications are directed to the Adviser; and (vi) furnishing such information, reports, evaluations, analyses and opinions relating to its administrative services as the Board of Trustees may reasonably request. During the period that the Adviser serves as investment adviser under the Interim Investment Advisory Agreement, the Adviser is obligated to provide these same administrative services under a separate administrative services agreement.

The Advisory Agreements may be terminated (i) at any time without penalty by the Trust upon the vote of a majority of the Trustees or by vote of the majority of the Trust's outstanding voting securities upon 60 days' written notice (10 days' written notice under the Interim Investment Advisory Agreement) to the Adviser or (ii) by the Adviser at any time without penalty upon 60 days' written notice to the Trust. The Advisory Agreements will also terminate automatically in the event of their assignment (as defined in the 1940 Act).

Under the Management Agreement, the Adviser is entitled to a fee for its services that is calculated daily and paid monthly at an annual rate of each Portfolio's average daily net assets, as set forth in the following table:

                         FUND                    ADVISORY FEE BREAKPOINT ASSET THRESHOLDS

                                           $300        $500        $750                      $1.5
                                       MILLION TO  MILLION TO  MILLION TO      $1.0      BILLION TO
                           $0 TO LESS     LESS        LESS        LESS        BILLION     LESS THAN
                           THAN $300    THAN $500   THAN $750   THAN $1.0   TO LESS THAN     $2.0     $2.0 BILLION
                            MILLION     MILLION      MILLION     BILLION    $1.5 BILLION   BILLION    OR GREATER
Old Mutual Columbus          0.825%       0.775%       0.725%       0.675%         0.625%        0.575%        0.525%
Circle Technology and
Communications Portfolio

Old Mutual Growth II         0.95%       0.90%       0.85%       0.80%         0.75%        0.70%        0.65%
Portfolio

Old Mutual Large Cap         0.85%       0.80%       0.75%       0.70%         0.65%        0.60%        0.55%
Growth Portfolio

Old Mutual Large Cap         0.90%       0.85%       0.80%       0.75%         0.70%        0.65%        0.60%
Growth Concentrated
Portfolio

Old Mutual Mid-Cap           0.95%       0.90%       0.85%       0.80%         0.75%        0.70%        0.65%
Portfolio

Old Mutual Select Value      0.75%       0.70%       0.65%       0.60%         0.55%        0.50%        0.45%
Portfolio

Old Mutual Small Cap         1.10%       1.05%       1.00%       0.95%         0.90%        0.85%        0.80%
Portfolio

Old Mutual Small Cap         0.95%       0.90%       0.85%       0.80%         0.75%        0.70%        0.65%
Growth Portfolio

During the term of the Interim Investment Advisory Agreement, the fees paid to the Adviser will be held in separate interest bearing escrow accounts for each Portfolio with the Trust's custodian bank. The escrowed fees for each Portfolio will be released to the Adviser following shareholder approval of the Interim Investment Advisory Agreement for the Portfolio. If a majority of a Portfolio's outstanding voting securities do not approve the Interim Investment Advisory Agreement within the 150 day period following the Commencement Date, the Adviser will be paid, out of the escrow account, the lesser of: (i) any costs incurred in performing the Interim Investment Advisory Agreement (plus interest earned on that amount while in escrow); or (ii) the total amount in the escrow account (plus interest earned).

During the term of the Interim Investment Advisory Agreement, the sub-advisory fees for the Old Mutual Growth II, Large Cap Growth, Large Cap Growth Concentrated, Columbus Circle Technology and Communications Portfolios and the portion of the Small Cap Portfolio sub-advised by Eagle Asset Management, will be paid directly by the Fund and not the Adviser. These fees will not be subject to the above described escrow arrangements.

            In the interest of limiting expenses of the Portfolios, the Adviser has entered into an expense limitation agreement through December 31, 2008 with the Trust with respect to each Portfolio (the "Expense Limitation Agreement"), pursuant to which the Adviser has agreed to waive or limit its fees and to assume other expenses of the Portfolios to the extent necessary to limit the total annual operating expenses (expressed as a percentage of each Portfolio's average daily net assets) to not more than a fixed percentage of the average daily net assets of each Portfolio as set forth in the following table:

PORTFOLIO                                                         EXPENSE LIMIT

Old Mutual Columbus Circle Technology and Communications
   Portfolio                                                          0.85%
Old Mutual Growth II Portfolio                                        1.04%
Old Mutual Large Cap Growth Portfolio                                 0.96%
Old Mutual Large Cap Growth Concentrated Portfolio                    0.89%
Old Mutual Mid-Cap Portfolio                                          0.99%
Old Mutual Select Value Portfolio                                     0.94%
Old Mutual Small Cap Portfolio                                        1.02%
Old Mutual Small Cap Growth Portfolio                                 1.07%

Such waivers and assumption of expenses by the Adviser may be discontinued at any time after such date. If in any fiscal year in which a Portfolio's assets are greater than $75 million and its "Total Operating Expenses" do not exceed the limits previously noted, the Board of Trustees may elect to reimburse the Adviser for any fees it waived or expenses it reimbursed on that Portfolio's behalf during the previous three fiscal years. The Adviser and certain Sub-Advisers have agreed to share the costs of the expense limitation agreement, as set forth in the "The Sub-Advisers" section below.

The table below shows the advisory fees that the Portfolios paid for the fiscal years ended December 31, 2003, 2004 and 2005. The table also shows the advisory fees waived by Liberty Ridge, the investment adviser to the Portfolios during this three year period:

                                                                                        Fees Waived
Portfolio                                        Fees Paid                          Expenses Reimbursed
--------------------------------   ------------------------------------   -----------------------------
                                      2003         2004         2005        2003      2004       2005
                                   ----------   ----------   ----------   --------   -------   --------
Columbus Circle Technology and     $1,684,184   $1,315,113   $1,010,883   $      0   $     0   $      0
Communications Portfolio

Growth II Portfolio                $  665,377   $  495,547   $  396,299   $      0   $     0   $      0

Large Cap Growth Portfolio         $  218,521   $  240,791   $  200,749   $      0   $     0   $ 13,264

Large Cap Growth Concentrated      $1,423,709   $1,055,119   $  736,936   $      0   $     0   $      0
Portfolio

Mid-Cap Portfolio                  $  173,280   $  326,661   $  419,525   $  6,007   $     0   $      0

Select Value Portfolio             $  762,179   $  465,917   $  368,760   $      0   $     0   $      0

Small Cap Portfolio                $2,510,884   $1,655,878   $1,326,228   $108,409   $83,964   $101,774

Small Cap Growth Portfolio         $   41,901   $   40,372   $   31,452   $ 29,254   $34,794   $ 43,855

ADDITIONAL INFORMATION ABOUT THE PORTFOLIO MANAGERS' INVESTMENTS IN THE PORTFOLIO OR PORTFOLIOS THEY MANAGE, A DESCRIPTION OF THEIR COMPENSATION STRUCTURE, INFORMATION REGARDING OTHER ACCOUNTS THAT THEY MANAGE AND ADDITIONAL INFORMATION ABOUT CONFLICTS OF INTEREST CAN BE FOUND IN EXHIBIT D TO THIS STATEMENT OF ADDITIONAL INFORMATION.

                                THE SUB-ADVISERS

Effective January 1, 2006, the Trust and the Adviser appointed the following advisers to provide sub-advisory or co-sub-advisory services to the Portfolios:

PORTFOLIO                                               SUB-ADVISER(S)
Old Mutual Columbus Circle Technology and          Columbus Circle Investors
Communications Portfolio
Old Mutual Growth II Portfolio                 Turner Investment Partners, Inc.
                                                 Munder Capital Management
Old Mutual Large Cap Growth Portfolio          Turner Investment Partners, Inc.
                                                 CastleArk Management, LLC
Old Mutual Large Cap Growth Concentrated       Turner Investment Partners, Inc.
Portfolio                                        CastleArk Management, LLC
Old Mutual Mid-Cap Portfolio                      Liberty Ridge Capital, Inc.
Old Mutual Select Value Portfolio                 Liberty Ridge Capital, Inc.
Old Mutual Small Cap Portfolio                    Liberty Ridge Capital, Inc.
                                                 Eagle Asset Management, Inc.
Old Mutual Small Cap Growth Portfolio          Copper Rock Capital Partners LLC

Prior to January 1, 2006, Liberty Ridge served as the sole investment adviser to each Portfolio. The Trust's Board of Trustees appointed the Sub-Advisers to serve as sub-adviser to the Portfolios pursuant to new sub-advisory agreements (the "Final Sub-Advisory Agreements"). Shareholders of the Trust will vote to approve the Final Sub-Advisory Agreements at a meeting of shareholders scheduled for April 2006 (the "Shareholder Meeting"). Each Final Sub-Advisory Agreement shall become effective upon shareholder approval and shall continue for an initial period ending December 31, 2006, and thereafter shall continue automatically for successive annual periods, provided such continuance is specifically approved at least annually by (i) the Board of Trustees of the Trust or (ii) a vote of a "majority" (as defined in the 1940 Act) of each Portfolio's outstanding voting securities (as defined in the 1940 Act), provided that in either event the continuance is also approved by a majority of the Trustees who are not "interested persons" (as defined in the 1940 Act) of the Trust.

During the period between January 1, 2006 (the "Commencement Date") and the date the Final Sub-Advisory Agreements are approved by the shareholders of each Portfolio, the Sub-Advisers serve as investment sub-adviser pursuant to an interim sub-advisory agreement (the "Interim Sub-Advisory Agreements" and, together with the Final Sub-Advisory Agreements, the "Sub-Advisory Agreements"), which were also approved by the Board of Trustees. The Interim Sub-Advisory Agreements will remain in effect for each Portfolio until the earlier of: (i) the date on which the shareholders of the Portfolio approve the Final Sub-Advisory Agreement; and (ii) 150 days after the Commencement Date. If shareholders of a Portfolio do not approve one or more Final Sub-Advisory Agreements within 150 days after the Commencement Date, the Trust's Board of Trustees will evaluate alternatives for sub-advising the Portfolios in order to ensure continuity of portfolio management.

The Sub-Advisory Agreements obligate each Sub-Adviser to: (i) manage the investment operations of and the composition of each of the Portfolio's investment portfolios, including the purchase, retention and disposition thereof in accordance with each Portfolio's investment objectives, policies and limitations; (ii) provide supervision of each Portfolio's investments and determine from time to time what investments and securities will be purchased, retained or sold by each Portfolio and what portion of the assets will be invested or held uninvested in cash in accordance with each Portfolio's investment objectives, policies and limitations; (iii) place orders with or through such persons, brokers or dealers to carry out the policy with respect to brokerage set forth in each Portfolio's registration statement and Prospectus or as the Board of Trustees or the Adviser may direct from time to time, in conformity with Federal securities laws; (iv) act in conformity with the Prospectus and the instructions of the Adviser and the Board and comply with the requirements of the 1940 Act and applicable law. The Sub-Advisory Agreements provide certain limitations on each Sub-Adviser's liability, but also provide that each Sub-Adviser shall not be protected against any liability to the Portfolios or their shareholders by reason of willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or from a breach of fiduciary duty with respect to the receipt of compensation for services thereunder.

Unlike the Interim Sub-Advisory Agreements, the Final Sub-Advisory Agreements include the following obligations: (i) make available portfolio managers or other personnel to discuss the affairs of the Portfolios with the Trust's Board of Trustees, (ii) assist in the fair valuation of securities, (iii) provide compliance reports to the Adviser and/or the Trust, (iv) vote proxies received in accordance with applicable proxy voting policies, (v) adopt a code of ethics and provide a copy to the Trust, (vi) review draft reports to shareholders and other documents and provide comments on a timely basis, (vii) and to perform other duties in connection with its sub-advisory activities. The Final Sub-Advisory Agreements also prohibits the Sub-Advisers from consulting with (i) other sub-advisers to the Portfolio, (ii) other sub-advisers to a Trust portfolio, and (iii) other sub-advisers to a portfolio under common control with the Portfolio.

The Final Sub-Advisory Agreements may each be terminated: (i) by the Trust at any time, without the payment of any penalty, by the vote of a majority of Trustees of the Trust or by the vote of a majority of the outstanding voting securities of the Trust, (ii) by the Adviser at any time, without the payment of any penalty, on not more than 60 days' nor less than 30 days' written notice to the other parties, or (iii) by the Sub-Adviser at any time, without the payment of any penalty, on 90 days' written notice to the other parties. Each Final Sub-Advisory Agreement shall terminate automatically and immediately in the event of its assignment as defined in the 1940 Act. The Interim Sub-Advisory Agreements may also be terminated by the Trust or the Adviser under the same terms as the Final Sub-Advisory Agreements. All other terms of both the Interim Sub-Advisory Agreements and the Sub-Advisory Agreements are materially similar.

Under the Final Sub-Advisory Agreements, the Sub-Adviser or Sub-Advisers for each Portfolio is entitled to receive from Old Mutual Capital a sub-advisory fee, based on average daily net assets, at the rates set forth in the following table:

          FUND                          ADVISORY FEE BREAKPOINT ASSET THRESHOLDS

SUB-ADVISORY FEES THAT INCLUDE BREAKPOINTS

                                                   $300         $500         $750                        $1.5
                                                MILLION TO    MILLION TO   MILLION TO       $1.0       BILLION TO
                                   $0 TO LESS      LESS          LESS         LESS        BILLION       LESS THAN
                                   THAN $300     THAN $500    THAN $750    THAN $1.0    TO LESS THAN      $2.0      $2.0 BILLION
                                    MILLION      MILLION       MILLION      BILLION     $1.5 BILLION    BILLION      OR GREATER
Old Mutual Columbus                      0.60%        0.55%         0.50%        0.45%          0.40%        0.35%          0.30%
Circle Technology and
Communications Portfolio

Old Mutual Large Cap                     0.50%        0.45%         0.40%        0.35%          0.30%        0.25%          0.20%
Growth Portfolio

Old Mutual Large Cap                     0.55%        0.50%         0.45%        0.40%          0.35%        0.30%          0.25%
Growth Concentrated
Portfolio

Old Mutual Mid-Cap                       0.60%        0.55%         0.50%        0.45%          0.40%        0.35%          0.30%
Portfolio

Old Mutual Select Value                  0.40%        0.35%         0.30%        0.25%          0.20%        0.15%          0.10%
Portfolio

Old Mutual Small Cap                     0.75%        0.70%         0.65%        0.60%          0.55%        0.50%          0.45%
Portfolio

Old Mutual Small Cap                     0.60%        0.55%         0.50%        0.45%          0.40%        0.35%          0.30%
Growth Portfolio

SUB-ADVISORY FEES WITHOUT BREAKPOINTS
Old Mutual Growth II                    0.475%
Portfolio

For each Portfolio, except Old Mutual Growth II Portfolio, the actual fees paid to a Sub-Adviser by the Adviser will be net of 50% of any waivers, reimbursement payments, supermarket fees and alliance fees waived, reimbursed or paid by the Adviser in respect of each Portfolio. The Adviser is responsible for 100% of any waivers, reimbursement payments, supermarket fees and alliance fees waived, reimbursed or paid in respect of the Old Mutual Growth II Portfolio.

During the term of the Interim Sub-Advisory Agreements with Liberty Ridge and Copper Rock, the fees paid to Liberty Ridge and Copper Rock will be held in separate interest bearing escrow accounts with the Trust's custodian bank. The escrowed fees for each Portfolio sub-advised by Liberty Ridge and Copper Rock will be released following shareholder approval of the Interim Sub-Advisory Agreement for the Portfolio. If a majority of a Portfolio's outstanding voting securities do not approve the Interim Investment Advisory Agreement with Liberty Ridge or Copper within the 150 day period following the Commencement Date, Liberty Ridge and/or Copper Rock will be paid, out of the escrow account, the lesser of: (i) any costs incurred in performing the Interim Sub-Advisory Agreement (plus interest earned on that amount while in escrow); or (ii) the total amount in the escrow account (plus interest earned).

During the term of the Interim Sub-Advisory Agreements for CastleArk, Columbus Circle, Eagle, Munder and Turner, the sub-advisory fees for the Old Mutual Growth II, Large Cap Growth, Large Cap Growth Concentrated, Columbus Circle Technology and Communications Portfolios and the portion of the Small Cap Portfolio sub-advised by Eagle Asset Management, will be paid directly by the Trust and not the Adviser. These fees will not be subject to the above described escrow arrangements.

                                 THE DISTRIBUTOR

            Old Mutual Investment Partners (the "Distributor") and the Trust are parties to a distribution agreement (the "Distribution Agreement") dated July 16, 2004, pursuant to which the Distributor serves as principal underwriter for the Trust. The Distributor is an affiliate of the Adviser, and an indirect, wholly-owned subsidiary of the Adviser's parent, Old Mutual (US) Holdings Inc. Prior to July 16, 2004, the Distributor was formally named PBHG Fund Distributors. The Distributor receives no compensation for serving in such capacity. The principal business address of the Distributor is 4643 South Ulster Street, 6th Floor, Denver, Colorado 80237. The Distributor is contractually required to continuously distribute the securities of the Trust.

            The Distribution Agreement is renewable annually. The Distribution Agreement may be terminated by the Distributor, by a majority vote of the Trustees who are not interested persons and have no financial interest in the Distribution Agreement, by a majority vote of the outstanding securities of the Trust upon not more than 60 days' written notice by either party, or upon its assignment, as defined in the 1940 Act, by the Distributor.

            From time to time, the Distributor or one or more of its corporate affiliates may make payments to insurance companies and other intermediaries who support the sale of Portfolio shares through administrative or recordkeeping support services or marketing support.

            For the calendar year ended December 31, 2005, the Distributor and/or its corporate affiliates paid each of the following intermediaries the specific amounts listed next to their names in connection with the administrative, recordkeeping support and/or marketing support services provided to the Trust:

                Allmerica Financial Life Insurance Co                $    1,158
                American United Life - Annuity                       $   98,181
                Annuity Investors Life                               $  126,577
                Empire Fidelity Investments                          $  100,059
                Fidelity Investments Life Insurance Co               $1,055,904
                First Variable Life Insurance Co                     $    9,766
                GE Life & Annuity Co                                 $    4,768
                Great West Life & Annuity                            $    5,846
                MONY Life Insurance Co.                              $   89,476
                Ohio National Life Insurance Co.                     $    7,433

            For the calendar year ended December 31, 2005, the Trust did not pay intermediaries out of its own assets for recordkeeping support (i.e., sub-transfer agency and other administrative) services provided to the Trust.

                                THE ADMINISTRATOR

            For the fiscal years ended December 31, 2003, 2004 and 2005, each of the Portfolios paid Old Mutual Fund Services ("OMFS") in conjunction with the Administrative Services Agreement between the Trust and OMFS dated January 25, 2001, which was terminated on January 1, 2006, waived the following administration fees:

-----------------------------------------------------------------------------------------------
               PORTFOLIO                              FEES PAID                 FEES WAIVED

                                           ----------------------------------------------------
                                             2003        2004       2005     2003   2004   2005
-----------------------------------------------------------------------------------------------
Columbus Circle Technology and
Communications Portfolio                   $297,204    $222,238   $145,924    $0     $0     $0

Growth II Portfolio                        $117,419    $ 83,839   $ 57,207    $0     $0     $0

Large Cap Growth Portfolio                 $ 43,704    $ 46,035   $ 32,843    $0     $0     $0

Large Cap Growth Concentrated
Portfolio                                  $251,243    $178,565   $106,379    $0     $0     $0

Mid-Cap Portfolio                          $ 30,579    $ 54,673   $ 60,560    $0     $0     $0

Select Value Portfolio                     $175,887    $103,069   $ 69,611    $0     $0     $0

Small Cap Portfolio                        $376,633    $238,180   $162,728    $0     $0     $0

Small Cap Growth Portfolio                 $  7,394    $  6,834   $  4,540    $0     $0     $0

            The Administrative Services Agreement between the Trust and OMFS, dated January 25, 2001, was assigned by OMFS to OMCAP effective December 31, 2005. As a result, OMCAP is responsible for providing the administrative services that were previously provided to the Trust by OMFS. However, OMCAP's fee for providing such administrative services are included in the Advisory Agreements and no separate administrative service fee are payable to OMCAP under the Administrative Services Agreement. The Management Agreement with OMCAP that will be voted on by shareholders on or about April 2006 provides for OMCAP to provide the administrative services that were previously provided to the Trust by OMFS. Therefore, on the date that shareholders approve the Management Agreement, the Administrative Services Agreement will automatically terminate with respect to each Portfolio and OMCAP will provide administrative services pursuant to the terms of the Management Agreement.

                              THE SUB-ADMINISTRATOR

            OMFS and SEI Investments Mutual Fund Services (the "Sub-Administrator") entered into an amended and restated Sub-Administrative Services Agreement (the "Sub-Administrative Agreement") on January 1, 2001, pursuant to which the Sub-Administrator assists the Adviser in connection with the administration of the business and affairs of the Trust. On January 1, 2006, the Sub-Administrative Agreement was assigned to the Adviser, in connection with the assignment of the Administrative Agreement from OMFS to the Adviser. SEI Investments Management Corporation ("SEI Investments"), which is a wholly owned subsidiary of SEI Investments Company, owns all beneficial interest in the Sub-Administrator. The Sub-Administrator was organized as a Delaware business trust, and has its principal business offices at One Freedom Valley Road, Oaks, Pennsylvania 19456. Under the Sub-Administrative Agreement, the Adviser pays the Sub-Administrator fees at the greater of an annual rate based on the combined average daily net assets of the Trust, Old Mutual Advisor Funds II and Old Mutual Advisor Funds calculated as follows: (i) 0.0165% of the first $10 billion, plus (ii) 0.0125% of the next $10 billion, plus (iii) 0.010% of the excess over $20 billion or an annual rate of 550,000 per Portfolio in the Trust, Old Mutual Advisor Funds II and Old Mutual Advisor Funds. The Agreement provides that the Sub-Administrator shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Trust in connection with the matters to which the Agreement relates, except a loss resulting from willful misfeasance, bad faith or negligence on the part of the Sub-Administrator in the performance of its duties. The Agreement shall continue in effect until December 31, 2007, subject to certain termination provisions. The Agreement will renew each year unless terminated by either party upon not less than ninety (90) days' prior written notice to the other party.

      For the fiscal years ended December 31, 2003, 2004 and 2005, OMFS paid the Sub-Administrator the following sub-administration fees in conjunction with the Sub-Administrative Services Agreement between OMFS and the Sub-Administrator dated January 25, 2001:

--------------------------------------------------------------------------------
                PORTFOLIO                           FEES PAID

                                        ----------------------------------------
                                            2003      2004       2005
--------------------------------------------------------------------------------
Columbus Circle Technology and             $38,631   $31,674   $32,511
Communications Portfolio

Growth II Portfolio                        $15,400   $11,964   $12,747

Large Cap Growth Portfolio                 $ 5,725   $ 6,630   $ 7,310

Large Cap Growth Concentrated Portfolio    $32,872   $25,483   $23,673

Mid-Cap Portfolio                          $ 3,925   $ 7,999   $13,597

Select Value Portfolio                     $23,432   $14,762   $15,483

Small Cap Portfolio                        $49,158   $33,920   $36,134

Small Cap Growth Portfolio                 $   961   $   970   $ 1,009

                             OTHER SERVICE PROVIDERS

THE TRANSFER AGENT AND SHAREHOLDER SERVICING AGENTS

            DST Systems, Inc., P.O. Box 419534, Kansas City, Missouri 64141-6534, serves as the transfer agent and dividend disbursing agent for the Trust under a transfer agency agreement with the Trust. Old Mutual Fund Services serves as shareholder servicing agent for the Trust under a shareholder servicing agreement with the Trust. Old Mutual Fund Services also performs development and maintenance services on the web site that references the Trust and the Portfolios. Old Mutual Shareholder Services, Inc. ("Old Mutual Shareholder Services"), an affiliate of the Adviser and an indirect wholly-owned subsidiary of the Adviser's parent, Old Mutual (US) Holdings, Inc., serves as sub-shareholder servicing agent for the Trust under a sub-shareholder servicing agreement with Old Mutual Fund Services. The principal place of business of Old Mutual Shareholder Services is 4643 South Ulster Street, 6th Floor, Denver, Colorado 80237. From time to time, the Trust may pay amounts to third parties that provide sub-transfer agency and other administrative services ("Third-Party Services") relating to the Trust to persons who beneficially own interests in the Trust, such as participants in Qualified Plans. These Third-Party Services may include, among other things, sub-accounting services, answering inquiries relating to the Trust, delivering, on behalf of the Trust, proxy statements, annual reports, updated Prospectuses, other communications regarding the Trust, and related services as the Trust or the beneficial owners may reasonably request.

CUSTODIAN

            U.S. Bank, N.A. (formerly known as Wachovia Bank, National Association) ("Custodian"), 123 South Broad Street, PA-1249, Philadelphia, Pennsylvania 19109, serves as the custodian for the Trust. The Custodian holds cash, securities and other assets of the Trust as required by the 1940 Act.

COUNSEL AND INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

            Ballard Spahr Andrews & Ingersoll, LLP serves as counsel to the Trust. PricewaterhouseCoopers, LLP serves as the independent registered public accountants of the Trust.

                             PORTFOLIO TRANSACTIONS

            The Adviser and each Sub-Adviser is authorized to select brokers and dealers to effect securities transactions for each Portfolio. The Adviser and Sub-Advisers will generally seek to obtain the most favorable net results by taking into account various factors, including price, commission, if any, size of the transactions and difficulty of executions, the firm's general execution and operational facilities and the firm's risk in positioning the securities involved. While the Adviser and Sub-Advisers generally seek reasonably competitive spreads or commissions, the Trust will not necessarily be paying the lowest spread or commission available. The Adviser and Sub-Advisers seek to select brokers or dealers that offer the Portfolios best price and execution. Only after a broker or dealer is deemed to be qualified and able to deliver best price and execution on a particular transaction, the Adviser and Sub-Advisers may then consider selecting a broker or dealer for one of the following reasons:
(1) receipt of research or brokerage execution products and services and (2) receipt of other services which are of benefit to the Portfolios. The Adviser will not direct brokerage to a broker-dealer as compensation for the sale of Portfolio shares.

            The Adviser and Sub-Advisers may, consistent with the interests of the Portfolios, select brokers on the basis of the research services they provide to the Adviser or Sub-Advisers. These research services may include advice, either directly or through publications or writings, as to the value of securities, the advisability of investing in, purchasing or selling securities, and the availability of securities or purchasers or sellers of securities; furnishing of analyses and reports concerning issuers, securities or industries; providing information on economic factors and trends; assisting in determining portfolio strategy; providing computer software used in security analyses; and providing portfolio performance evaluation and technical market analyses.

            Information so received by the Adviser and Sub-Advisers will be in addition to and not in lieu of the services required to be performed by the Adviser and Sub-Advisers under the Advisory Agreement and Sub-Advisory Agreements. If, in the judgment of the Adviser or a Sub-Adviser, the Portfolios or other accounts managed by the Adviser or Sub-Adviser will be benefited by supplemental research services, the Adviser and Sub-Advisers are authorized to pay brokerage commissions to a broker furnishing such services which are in excess of commissions which another broker may have charged for effecting the same transaction. The expenses of the Adviser and Sub-Advisers will not necessarily be reduced as a result of the receipt of such supplemental information, and such services may not be used exclusively, or at all, with respect to each Portfolio or account generating the brokerage, and there can be no guarantee that the Adviser or Sub-Adviser will find all of such services of value in advising the Portfolios.

            The Adviser and Sub-Advisers are permitted to allocate portfolio transactions, which generate commissions or commission equivalents from certain accounts to brokers or dealers who provide services directly to or for the managed account. In some instances, the services provided by the broker or dealer may help offset expenses that the account would otherwise pay directly.

            The Portfolios may request that the Adviser and Sub-Advisers direct the Portfolios' brokerage to offset certain expenses of the Portfolios. The Adviser and Sub-Advisers attempt to fulfill directed brokerage subject to achieving best execution. Although the Adviser and Sub-Advisers attempt to satisfy the Portfolios' direction requests, there can be no guarantee that they will be able to do so. In certain circumstances the directed broker may not offer the lowest commission or commission equivalents rate. This may cause the Portfolios to pay a higher rate of commission than might otherwise have been available had the Adviser or Sub-Adviser been able to choose the broker or dealer to be utilized.

            By directing a portion of a portfolio's generated brokerage commissions, the Adviser and Sub-Advisers may not be in a position to negotiate brokerage commissions or commission equivalents on a Portfolio's behalf with respect to transactions effected by the directed broker or dealer, to freely negotiate commission rates or spreads on the basis of the list price and execution, or to commingle or "bunch" orders for purposes of execution with orders for the same securities for other accounts managed by the Adviser or Sub-Adviser. In cases where the Portfolios have instructed the Adviser or Sub-Advisers to direct brokerage to a particular broker or dealer, orders for the Portfolios may be placed after brokerage orders for accounts that do not impose such restrictions.

            The Portfolios may execute brokerage or other agency transactions through the Distributor, which is a registered broker-dealer, for a commission in conformity with the 1940 Act, the Securities Exchange Act of 1934 and rules promulgated by the SEC. Under these provisions, the Distributor is permitted to receive and retain compensation for effecting portfolio transactions for the Portfolios on an exchange if a written contract is in effect between the Distributor and the Portfolio expressly permitting the Distributor to receive and retain such compensation. These rules further require that commissions paid to the Distributor by the Portfolios for exchange transactions not exceed "usual and customary" brokerage commissions. The rules define "usual and customary" commissions to include amounts which are "reasonable and fair compared to the commission, fee or other remuneration received or to be received by other brokers in connection with comparable transactions involving similar securities being purchased or sold on a securities exchange during a comparable period of time." In addition, the Adviser may direct commission business to one or more designated broker-dealers, including the Distributor, in connection with such broker-dealer's payment of certain of the Portfolios' or the Trust's expenses. The Trustees, including those who are not "interested persons" of the Trust, have adopted procedures for evaluating the reasonableness of commissions paid to the Distributor and will review these procedures periodically.

            The Adviser and Sub-Advisers are not permitted to compensate a broker-dealer for selling Portfolio shares by directing a portfolio transaction to that broker-dealer and will not consider sales of a Portfolio's shares as a factor in the selection of broker-dealers to execute portfolio transactions for a Portfolio. Nonetheless, the fact that a broker-dealer sells Portfolio shares does not prohibit the Adviser or Sub-Advisers from doing business with that broker-dealer. Consistent with Rule 12b-1(h)(2) under the 1940 Act, the Adviser has adopted, and the Trust's Board of Trustees has approved, policies and procedures reasonably designed to prevent (1) the persons responsible for selecting brokers and dealers to effect the Portfolio's portfolio securities transactions from taking into account the brokers' and dealers' promotion or sale of Portfolio shares or shares of any other registered investment company and (2) the Trust and its investment adviser and principal underwriter from entering into any agreement (whether oral or written) or other understanding under which the company directs, or is expected to direct, portfolio securities transactions, or other remuneration to a broker or dealer as compensation for the promotion or sale of Portfolio shares or shares of any other registered investment company.

            During 2005, the following Portfolios bought and sold securities of their regular broker-dealers: Large Cap Growth Portfolio - Goldman Sachs, Citigroup, Wells Fargo, Morgan Stanley; Large Cap Growth Concentrated Portfolio
- Goldman Sachs; Mid-Cap Portfolio - Friedman Billings Ramsey, Lehman Brothers, State Street; Select Value - Bank of America, Goldman Sachs, JP Morgan Chase, Bear Stearns, Morgan Stanley. As of December 31, 2005, the Large Cap Growth Portfolio had A $522,000 position in Goldman Sachs and a $199,000 position in Merrill Lynch. The Large Cap Growth Concentrated Portfolio had a $3,908,000 position in Goldman Sachs. The Mid-Cap Portfolio had a $259,000 position in Greenhill. The Small Cap Portfolio had a $116,000 position in GFI Group. The Select Value Portfolio had a $1,571,000 position in Goldman Sachs, a $2,131,000 position in JPMorgan Chase, and a $1,413,000 position in Morgan Stanley. No other Portfolios held any positions in their regular broker dealers as of December 31, 2005.

            For the fiscal years ended December 31, 2003, 2004 and 2005, the Portfolios paid brokerage fees as follows:

------------------------------------------------------------------------------------------------------
                                    Total Amount Of        Total Amount Of        Total Amount Of
                                 Brokerage Commissions   Brokerage Commissions   Brokerage Commissions
                                      Paid In 2003           Paid In 2004           Paid In 2005
------------------------------------------------------------------------------------------------------
Columbus Circle Technology and
   Communications Portfolio(1)       $   1,774,265          $      766,221          $      226,916

Growth II Portfolio(1)               $     517,464          $      101,779          $       42,610

Large Cap Growth Portfolio(1)        $      71,521          $       41,502          $       30,065

Large Cap Growth Concentrated
   Portfolio(1)                      $     403,839          $      217,729          $      101,092

Mid-Cap Portfolio(1)                 $     134,098          $      193,843          $      135,043

Select Value Portfolio(1)            $     938,339          $      281,748          $      139,218

Small Cap Portfolio(1)               $   1,820,147          $      982,501          $      555,158

Small Cap Growth Portfolio(1)        $      18,964          $       24,356          $        7,587

----------
(1) The total brokerage commissions paid by each Portfolio in 2005 was lower than the total brokerage commissions paid in prior periods, which was primarily due to a decrease in turnover of portfolio investments in each of the Portfolios.

                                  PROXY VOTING

            The Trust's Board of Trustees has adopted Proxy Voting Guidelines (the "Guidelines") in accordance with Rule 30b1-4 under the 1940 Act. The Guidelines are attached to this Statement of Additional Information as Exhibit
A. In general, the Guidelines seek to vote proxies in a manner that maximizes the value of the Portfolios' investments. The Guidelines generally assign proxy voting responsibilities for each Portfolio to the investment adviser or sub-adviser responsible for the management of such Portfolio. If an investment adviser or sub-adviser to a Portfolio that invests in voting securities does not have a proxy voting policy that complies with the relevant portions of Rule 30b1-4 and the separate proxy voting rule under the Investment Advisers Act of 1940, that adviser will be required to follow the Trust's Guidelines. Attached as Exhibit B to this Statement of Additional Information are the proxy voting policies for the Adviser and the Sub-Advisers.

                              DESCRIPTION OF SHARES

            The Trust is authorized to issue an unlimited number of Shares of beneficial interest with a par value of $0.001 per Share. The Trustees may, from time to time, authorize the division of the Shares into one or more series, each of which constitutes a Portfolio. Each Share of a Portfolio represents an equal proportionate interest in that Portfolio with each other Share. Shares are entitled upon liquidation to a pro rata share in the net assets of the Portfolio available for distribution to shareholders of that Portfolio. All consideration received by the Trust for Shares of any Portfolio and all assets in which such consideration is invested belong to that Portfolio and are subject to the liabilities related thereto.

VOTING RIGHTS, SHAREHOLDER LIABILITY AND TRUSTEE LIABILITY

            Each Share held entitles a shareholder to one vote for each dollar of net asset value of Shares held by the shareholder. Shareholders of each Portfolio of the Trust will vote separately on matters relating solely to it, such as approval of advisory agreements and changes in fundamental policies, and matters affecting some but not all Portfolios will be voted on only by shareholders of the affected Portfolios. Shareholders of all Portfolios of the Trust will vote together in matters affecting the Trust generally, such as the election of Trustees. The Trust is not required to hold annual meetings of shareholders but shareholder approval will be sought for certain changes in the operation of the Trust and for the election of Trustees under certain circumstances. The Trust Agreement provides that the Trustees of the Trust shall hold office during the existence of the Trust, except as follows: (a) any Trustee may resign or retire; (b) any Trustee may be removed by a vote of at least two-thirds of the outstanding Shares of the Trust at a meeting, or at any time by written instrument signed by at least two-thirds of the Trustees and specifying when such removal becomes effective; (c) any Trustee who has become incapacitated and is unable to serve may be removed by a written instrument signed by a majority of the Trustees; or (d) the trusteeship of any Trustee who has died shall be terminated upon the date of his death.

            Under current law, a separate account of an insurance company that offers Portfolio shares in VA Contracts and VLI Policies ("Participating Insurance Company") is required to request voting instructions from VA Contract owners and VLI Policy owners and must vote all Shares held in the separate account in proportion to the voting instructions received. For a more complete discussion of voting rights, refer to the Participating Insurance Company separate account prospectus.

            Under Delaware law, shareholders of a Delaware business trust shall be entitled to the same limitations of liability extended to shareholders of private for-profit corporations; however, there is a remote possibility that shareholders could, under certain circumstances, be held liable for the obligations of the Trust to the extent the courts of another state which does not recognize such limited liability were to apply the laws of such state to a controversy involving such obligations. However, the Trust Agreement disclaims shareholder liability for acts or obligations of the Trust and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by the Trust or the trustees to all parties, and each party thereto must expressly waive all rights of action directly against shareholders of the Trust. The Agreement and Declaration of Trust and the By-Laws (the "Governing Instruments") provide for indemnification out of the property of a Portfolio for all losses and expenses of any shareholder of such Portfolio held liable on account of being or having been a shareholder. Thus, the risk of a shareholder incurring financial loss due to shareholder liability is limited to circumstances in which a Portfolio would be unable to meet its obligations and the complaining party was held riot to be bound by the liability disclaimer.

            The Governing Instruments provide indemnification for current and former trustees, officers, employees and agents of the Trust to the fullest extent permitted by Delaware law and other applicable law. Trustees of the Trust may be personally liable to the Trust and its shareholders by reason of willful misfeasance, bad faith, or gross negligence in the performance of their duties or by reason of reckless disregard of their duties as trustees.

                            PURCHASES AND REDEMPTIONS

            Individual investors may not purchase or redeem shares of the Portfolios directly; shares may be purchased or redeemed only through VA Contracts and VLI Policies offered by separate accounts of Participating Insurance Companies. Please refer to the prospectus of the sponsoring Participating Insurance Company separate account for instructions on purchasing a VA Contract or VLI Policy. Shares of each Portfolio are offered on a continuous basis.

            PURCHASES. All investments in the Portfolios are credited to a Participating Insurance Company's separate account immediately upon acceptance of the investments by the Portfolios. Each Participating Insurance Company receives orders from its contract owners to purchase or redeem shares of each Portfolio on each day that the Portfolio calculates its net asset value (a "Business Day"). That night, all orders received by the Participating Insurance Company prior to the close of regular trading on the New York Stock Exchange Inc. (the "NYSE") (currently 4:00 p.m., Eastern time) on that Business Day are aggregated, and the Participating Insurance Company places a net purchase or redemption order for shares of the Portfolios during the morning of the next Business Day. These orders are executed at the net asset value (described below under "Net Asset Value") next computed after receipt of such order by the Participating Insurance Company.

            The Portfolios reserve the right to reject any specific purchase order. Purchase orders may also be refused if, in the Adviser's opinion, they are of a size that would disrupt the management of the Portfolio. A Portfolio may discontinue sales of its shares if management believes that a substantial further increase in assets may adversely effect the Portfolio's ability to achieve its investment objective. In such event, however, it is anticipated that existing VA Contract owners or VLI Policy owners would be permitted to continue to authorize investments in the Portfolios.

            REDEMPTIONS. Shares of a Portfolio may be redeemed on any Business Day. Redemption orders which are received by a Participating Insurance Company prior to the close of regular trading on the NYSE on any Business Day and transmitted to the Trust or its specified agent during the morning of the next Business Day will be processed at the next net asset value computed after receipt of such order by the Participating Insurance Company, Redemption proceeds will normally be wired to the Participating Insurance Company on the Business Day following receipt of the redemption order by the Participating Insurance Company, but in no event later than seven days after receipt of such order.

            The Trust reserves the right to suspend the right of redemption and/or to postpone the date of payment upon redemption for any period on which trading on the New York Stock Exchange is restricted, or during the existence of an emergency (as determined by the SEC by rule or regulation) as a result of which disposal or valuation of each Portfolio's securities is not reasonably practicable, or for such other periods as the SEC has permitted by order. The Trust also reserves the right to suspend sales of shares of a Portfolio for any period during which the New York Stock Exchange, the Adviser, the Sub-Adviser, the Transfer Agent and/or the Custodian are not open for business.

            Purchases and redemptions may be made on any day on which the New York Stock Exchange is open for business. Currently, the following holidays are observed by the New York Stock Exchange: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

                        DETERMINATION OF NET ASSET VALUE

            The securities of each Portfolio are valued by the Sub-Administrator. The Sub-Administrator will use an independent pricing service to obtain valuations of securities. The pricing service relies primarily on prices of actual market transactions as well as trade quotations. The procedures of the pricing service and its valuations are reviewed by the officers of the Trust under the general supervision of the Board of Trustees.

            Each Portfolio calculates the net asset value of a share by dividing the total value of its assets, less liabilities, by the number of shares outstanding. Shares are valued as of the close of trading on the New York Stock Exchange (currently 4:00 p.m., Eastern time). Portfolio securities listed on an exchange are valued at the last sale price. Portfolio securities quoted on a national market system are valued at the official closing price, or if there is none, at last sales price. Other securities are quoted at the most recent bid price. In the event a listed security is traded on more than one exchange, it is valued at the official closing price, or if none, the last sale price, on the exchange on which it is principally traded. If there are no transactions in a security during the day, it is valued at the most recently quoted bid price. Debt securities (other than short-term obligations), including listed issues, are valued on the basis of valuations furnished by a pricing service which utilizes electronic data processing techniques to determine valuations for normal institutional size trading units of debt securities, without exclusive reliance upon exchange or over-the-counter prices. Short-term obligations are valued at amortized cost. Securities for which market quotations are not readily available and other assets held by the Trust, if any, are valued at their fair value as determined in good faith by the Board of Trustees.

            An example showing how to calculate the net asset value per share is included in each Portfolio's financial statements, which are incorporated by reference into this Statement of Additional Information.

                     TAX STATUS, DIVIDENDS AND DISTRIBUTIONS

TAXES

            For a discussion of the tax status of a VA Contract or VLI Policy, refer to the Participating Insurance Company separate account prospectus. The following is only a summary of certain income tax considerations generally affecting the Portfolio and its shareholders and is not intended as a substitute for careful tax planning. Shareholders are urged to consult their tax advisors with specific reference to their own tax situations, including their state and local income tax liabilities.

            The following discussion of federal income tax consequences is based on the Code, and the regulations issued thereunder as in effect on the date of this Statement of Additional Information. New legislation, as well as administrative changes or court decisions, may significantly change the conclusions expressed herein, and may have a retroactive effect with respect to the transactions contemplated herein.

            Each Portfolio intends to qualify and elect to be treated as a regulated investment company ("RIC") that is taxed under the rules of Subchapter M of the Code. As such, a Portfolio will not be subject to federal income tax on its net ordinary income and net realized capital gains to the extent such income and gains are distributed to the separate accounts of Participating Insurance Companies which hold its shares. Because shares of the Portfolios may be purchased only through VA Contracts and VLI Policies, it is anticipated that any income, dividends or capital gain distributions from the Portfolios are taxable, if at all, to the Participating Insurance Companies and will be exempt from current taxation of the VA Contract owner or VLI Policy owner if left to accumulate within the VA Contract or VLI Policy.

            In order to qualify for treatment as a RIC under the Code, each Portfolio must distribute annually to its shareholders an amount at least equal to the sum of 90% of its net interest income excludable from gross income plus 90% of its investment company taxable income (generally, net investment income plus net short-term capital gain) ("Distribution Requirement"). In addition to the Distribution Requirement, each Portfolio must meet several other requirements. Among these requirements are the following: (i) each Portfolio must derive at least 90% of its gross income in each taxable year from dividends, interest, certain payments with respect to securities loans, gains from the sale or other disposition of stock or securities or foreign currencies, other income (including but not limited to gains from options, futures or forward contracts derived with respect to the Portfolio's business of investing in such stock, securities or currencies), and net income derived from certain publicly traded partnerships (the "Income Requirement"); (ii) at the close of each quarter of the Portfolio's taxable year, at least 50% of the value of its total assets must be represented by cash and cash items, U.S. Government securities, securities of other RICs and securities of other issuers, with such securities of other issuers limited, in respect to any one issuer, to an amount that does not exceed 5% of the value of the Portfolio's assets and that does not represent more than 10% of the outstanding voting securities of such issuer; and
(iii) no more than 25% of the value of a Portfolio's total assets may be invested in the securities of any one issuer (other than U.S. Government securities and securities of other regulated investment companies), of two or more issuers which the Portfolio controls and which are engaged in the same or similar trades or businesses or, collectively, in securities of certain publicly traded partnerships (the "Asset Diversification Test"). For purposes of the Asset Diversification Test, it is unclear under present law who should be treated as the issuer of forward foreign currency exchange contracts, of options on foreign currencies, or of foreign currency futures and related options. It has been suggested that the issuer in each case may be the foreign central bank or foreign government backing the particular currency. Consequently, a Portfolio may find it necessary to seek a ruling from the Internal Revenue Service on this issue or to curtail its trading in forward foreign currency exchange contracts in order to stay within the limits of the Asset Diversification Test.

            For purposes of the Income Requirement, foreign currency gains (including gains from options, futures or forward contracts on foreign currencies) that are not "directly related" to a Portfolio's principal business may, under regulations authorized in 1986 but not yet issued, be excluded from qualifying income.

            If a portfolio fails to qualify as a RIC for any taxable year, it will be taxable at regular corporate rates on its net investment income and net capital gain without any deductions for amounts distributed to shareholders.

            From time to time, legislation has been proposed that would treat a redemption of shares of the Portfolios by VA Contracts and VLI Policies as a taxable transaction, and it can be expected that similar proposals may be introduced in Congress in the near future. The Trust cannot predict what proposals, if any, might be enacted or whether such proposals, if enacted, would apply retroactively to shares of the Portfolios that are issued and outstanding as of the date of enactment.

            PORTFOLIO DISTRIBUTIONS. Notwithstanding the Distribution Requirement described above, which requires only that a Portfolio distribute at least 90% of its annual investment company taxable income and does not require any minimum distribution of net capital gain (the excess of net long-term capital gain over net short-term capital loss), the Portfolio will be subject to a nondeductible 4% federal excise tax to the extent it fails to distribute by the end of any calendar year 98% of its ordinary income for that year and 98% of its capital gain net income (the excess of short- and long-term capital gains over short-and long-term capital losses) for the one-year period ending on October 31 of that calendar year, plus certain other amounts.

            Treasury regulations permit a RIC in determining its investment company taxable income and undistributed net capital gain for any taxable year to elect to treat all or part of any net capital loss, any net long-term capital loss, or any net foreign currency loss incurred after October 31 as if it had been incurred in the succeeding year.

            Distributions of investment company taxable income will be taxable to shareholders as ordinary income, regardless of whether such distributions are paid in cash or are reinvested in shares.

            ADDITIONAL INTERNAL REVENUE SERVICE REQUIREMENTS. The Portfolios intend to comply with the diversification requirements currently imposed by the Internal Revenue Service on segregated asset accounts of insurance companies as a condition of maintaining the tax deferred status of VA Contracts and VLI Policies (see "Section 817(h) Diversification Requirements" below)

DIVIDENDS AND DISTRIBUTIONS

            Each of the Portfolios will declare and distribute dividends from net ordinary income at least annually and will distribute its net realized capital gains, if any, at least annually. Distributions of ordinary income and capital gains will be made in shares of such Portfolios unless an election is made on behalf of a separate account of a Participating Insurance Company to receive distributions in cash. Participating Insurance Companies will be informed at least annually about the amount and character of distributions from the Trust for federal income tax purposes.

            WITHHOLDING. In certain cases, a Portfolio will be required to withhold, and remit to the U.S. Treasury, 28% of any distributions paid to a shareholder who (i) has failed to provide a correct taxpayer identification number, (ii) is subject to backup withholding by the Internal Revenue Service, or (iii) has not certified to the Portfolio that such shareholder is not subject to backup withholding.

            INVESTMENT IN FOREIGN FINANCIAL INSTRUMENTS. Under Code Section 988, gains or losses from certain foreign currency forward contracts or fluctuations in currency exchange rates will generally be treated as ordinary income or loss for income and excise tax purposes. Such Code Section 988 gains or losses will increase or decrease the amount of a Portfolio's investment company taxable income available to be distributed to shareholders as ordinary income, rather than increasing or decreasing the amount of the Portfolio's net capital gains. Additionally, if Code Section 988 losses exceed other investment company taxable income during a taxable year, the Portfolio would not be able to pay any ordinary income dividends, and any such dividends paid before the losses were realized, but in the same taxable year, would be recharacterized as a return of capital to shareholders, thereby reducing the tax basis of Portfolio shares.

            HEDGING TRANSACTIONS. Some of the forward foreign currency exchange contracts, options and futures contracts that the Portfolios may enter into will be subject to special tax treatment as "Section 1256 contracts." Section 1256 contracts are treated as if they are sold for their fair market value on the last business day of the taxable year, regardless of whether a taxpayer's obligations (or rights) under such contracts have terminated (by delivery, exercise, entering into a closing transaction or otherwise) as of such date. Any gain or loss recognized as a consequence of the year-end deemed disposition of
Section 1256 contracts is combined with any other gain or loss that was previously recognized upon the termination of Section 1256 contracts during that taxable year. The net amount of such gain or loss for the entire taxable year (including gain or loss arising as a consequence of the year-end deemed sale of such contracts) is deemed to be 60% long-term and 40% short-term gain or loss. However, in the case of Section 1256 contracts that are forward foreign currency exchange contracts, the net gain or loss is separately determined and (as discussed above) generally treated as ordinary income or loss.

            Generally, the hedging transactions in which the Portfolios may engage may result in "straddles" or "conversion transactions" for U.S. federal income tax purposes. The straddle and conversion transaction rules may affect the character of gains (or in the case of the straddle rules, losses) realized by the Portfolios. In addition, losses realized by the Portfolios on positions that are part of a straddle may be deferred under the straddle rules, rather than being taken into account in calculating the taxable income for the taxable year in which the losses are realized. Because only a few regulations implementing the straddle rules and the conversion transaction rules have been promulgated, the tax consequences to the Portfolios of hedging transactions are not entirely clear. The hedging transactions may increase the amount of short-term capital gain realized by the Portfolios (and, if they are conversion transactions, the amount of ordinary income) which is taxed as ordinary income when distributed to shareholders.

            Each Portfolio may make one or more of the elections available under the Code which are applicable to straddles. If a Portfolio makes any of the elections, the amount, character, and timing of the recognition of gains or losses from the affected straddle positions will be determined under rules that vary according to the election(s) made. The rules applicable under certain of the elections may operate to accelerate the recognition of gains or losses from the affected straddle positions.

            Transactions that may be engaged in by certain of the Portfolios (such as short sales "against the box") may be subject to special tax treatment as "constructive sales" under section 1259 of the Code if a Portfolio holds certain "appreciated financial positions" (defined generally as any interest (including a futures or forward contract, short sale or option) with respect to stock, certain debt instruments, or partnership interests if there would be a gain were such interest sold, assigned, or otherwise terminated at its fair market value). Upon entering into a constructive sales transaction with respect to an appreciated financial position, a Portfolio will be deemed to have constructively sold such appreciated financial position and will recognize gain as if such position were sold, assigned, or otherwise terminated at its fair market value on the date of such constructive sale (and will take into account any gain for the taxable year which includes such date).

            Because application of the straddle, conversion transaction and constructive sale rules may affect the character of gains or losses, defer losses and/or accelerate the recognition of gains or losses from the affected straddle or investment positions, the amount which must be distributed to shareholders and which will be taxed to shareholders as ordinary income or long-term capital gain may be increased or decreased as compared to a fund that did not engage in such transactions.

            The Distribution Requirement and the Asset Diversification Test (requirements relating to each Portfolio's tax status as a RIC that are described above) may limit the extent to which a Portfolio will be able to engage in transactions in options and futures contracts.

STATE TAXES

            Distributions by a Portfolio to shareholders and the ownership of shares may be subject to state and local taxes.

MISCELLANEOUS CONSIDERATIONS

            The foregoing general discussion of federal income tax consequences is based on the Code and the regulations issued thereunder as in effect on [January 20,] 2006. Future legislative or administrative changes or court decisions may significantly change the conclusions expressed herein, and any such changes or decisions may have a retroactive effect with respect to the transactions contemplated herein.

            Prospective shareholders are encouraged to consult their tax advisers as to the consequences of these and other U.S., state, local, and foreign tax rules affecting investments in the Portfolio.

SECTION 817 DIVERSIFICATION REQUIREMENTS

            Section 817(h) of the Code imposes certain diversification standards on the underlying assets of segregated asset accounts that fund contracts such as the VA Contracts and VLI Policies (in this case,, the assets of the Portfolios that underlie such accounts), which are in addition to the diversification requirements imposed on the Portfolios by the 1940 Act and Subchapter M. Failure to satisfy those standards would result in imposition of Federal income tax on a VA Contract or VLI Policy owner with respect to the increase in the value of the VA Contract or VLI Policy. Section 817(h)(2) provides that a segregated asset account that funds contracts such as the VA Contracts and VLI Policies is treated as meeting the diversification standards if, as of the close of each calendar quarter, the assets in the account meet the diversification requirements for a regulated investment company ( the Asset Diversification Test described above under "Taxes") and no more than 55% of those assets consist of cash, cash items, U.S. Government securities and securities of other regulated investment companies (the "Safe Harbor"). Provided that all of the beneficial interests in the Portfolios are owned by one or more
(1) insurance companies in their general account or in segregated asset accounts, or (2) fund managers in connection with the creation or management of a regulated investment company or trust, the diversification requirements of section 817 will be applied on a look-through basis to the assets held by the Portfolios, and the interests in the Portfolios held by the segregated asset accounts will be disregarded.

            The Treasury Regulations amplify the diversification standards set forth in Section 817 (h) for segregated asset accounts that cannot satisfy the Safe Harbor. Under the regulations, an investment portfolio will be deemed adequately diversified if, as of the close of each calendar quarter, (i) no more than 55% of the value of the total assets of the portfolio is represented by any one investment; (ii) no more than 70% of such value is represented by any two investments; (iii) no more than 80% of such value is represented by any three investments; and (iv) no more than 90% of such value is represented by any four investments. For purposes of these Regulations all securities of the same issuer are treated as a single investment, but each United States government agency or instrumentality shall be treated as a separate issuer. Certain Portfolios holding Treasury securities may be able to avail themselves of an alternative diversification test provided under the Treasury Regulations in lieu of reliance upon the Safe Harbor.

            Each Portfolio will be managed with the intention of enabling segregated asset accounts funding the VA Contracts and VLI Policies to comply with these diversification requirements. It is possible that, in order to comply with these requirements, less desirable investment decisions may be made which would affect the investment performance of a Portfolio.

                             PERFORMANCE INFORMATION

            From time to time, a Portfolio may advertise yield and/or total return. Such performance data for a Portfolio should be distinguished from the rate of return of a corresponding division of a Participating Insurance Company's separate account, which rate will reflect the deduction of additional insurance charges, including mortality and expense risk charges, and will therefore be lower. VA Contract owners and VLI Policy owners should consult their contract and policy prospectuses, respectively, for further information. The Portfolio's results also should be considered relative to the risks associated with its investment objectives and policies.

            The Portfolio's results will be based on historical earnings and are not intended to indicate future performance. No representation can be made regarding actual future yields or returns. Yield refers to the annualized income generated by an investment in the Portfolio over a specified 30-day period.

            Effective January 1, 2006, the Sub-Advisers replaced Liberty Ridge Capital in providing portfolio management services to the Old Mutual Columbus Circle Technology and Communications Portfolio, Old Mutual Growth II Portfolio, Old Mutual Large Cap Growth Portfolio, Old Mutual Large Cap Growth Concentrated Portfolio, Old Mutual Mid-Cap Portfolio, , Old Mutual Select Value Portfolio, Old Mutual Small Cap Portfolio and the Old Mutual Small Cap Growth Portfolio. The performance of the Portfolios prior to January 1, 2006 will therefore not be indicative of future performance.

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                              FINANCIAL STATEMENTS

            PricewaterhouseCoopers LLP ("PWC") located at Two Commerce Square, 2001 Market Street, Philadelphia, Pennsylvania, serves as the independent registered public accountants for the Trust. PWC provides audit services, tax return preparation and assistance and consultation in connection with review of SEC filings.

            The audited financial statements for each Portfolio for the fiscal year ended December 31, 2005 and the report of the independent auditors for that year are included in the Trust's Annual Report to Shareholders dated December 31, 2005.

            The financial statements for each Portfolio in the Trust's Annual Report have been audited by PWC and are incorporated by reference into the Statement of Additional Information in reliance on the report of PWC independent registered public accounting firm, given on the authority of that firm as experts in auditing and accounting.

            The Trust classifies holdings in its financial statements according to customized sectors that are derived from industry classification code maintained by Bloomberg L.P.

                                  BOND RATINGS

MOODY'S INVESTORS SERVICE, INC.

PREFERRED STOCK RATINGS

aaa An issue which is rated "aaa" is considered to be a top-quality preferred stock. This rating indicates good asset protection and the least risk of dividend impairment within the universe of preferred stocks.

aa An issue which is rated "aa" is considered a high-grade preferred stock. This rating indicates that there is a reasonable assurance the earnings and asset protection will remain relatively well-maintained in the foreseeable future.

a An issue which is rated "a" is considered to be an upper-medium-grade preferred stock. While risks are judged to be somewhat greater than in the "aaa" and "aa" classification, earnings and asset protection are, nevertheless, expected to be maintained at adequate levels.

baa An issue that which is rated "baa" is considered to be a medium-grade preferred stock, neither highly protected nor poorly secured. Earnings and asset protection appear adequate at present but may be questionable over any great length of time.

ba An issue which is rated "ba" is considered to have speculative elements and its future cannot be considered well assured. Earnings and asset protection may be very moderate and not well safeguarded during adverse periods. Uncertainty of position characterizes preferred stocks in this class.

b An issue which is rated "b" generally lacks the characteristics of a desirable investment. Assurance of dividend payments and maintenance of other terms of the issue over any long period of time may be small.

caa An issue which is rated "caa" is likely to be in arrears on dividend payments. This rating designation does not purport to indicate the future status of payments.

ca An issue which is rated "ca" is speculative in a high degree and is likely to be in arrears on dividends with little likelihood of eventual payments.

c           This is the lowest -rated class of preferred or preference stock.
            Issues so rated can thus be regarded as having extremely poor prospects of ever attaining any real investment standing.

plus (+)    Moody's applies numerical modifiers 1, 2, and 3 in each rating
or minus    classifications "aa" through "bb" The modifier 1 indicates that the
(-)         security ranks in the higher end of its generic rating category; the
            (-) modifier 2 indicates a mid-range ranking and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

DEBT RATINGS - TAXABLE DEBT & DEPOSITS GLOBALLY

Aaa         Bonds which are rated "Aaa" are judged to be of the best quality.
            They carry the smallest degree of investment risk and are generally referred to as "gilt-edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa Bonds which are rated "Aa" are judged to be of high quality by all standards. Together with the "Aaa" group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than the Aaa securities.

A Bonds which are rated "A" possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa Bonds which are rated "Baa" are considered as medium-grade obligations, (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba          Bonds which are rated "Ba" are judged to have speculative elements;
            their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B Bonds which are rated "B" generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa Bonds which are rated "Caa" are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

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

Ca Bonds which are rated "Ca" represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C Bonds which are rated "C" are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Con. (...) (This rating applies only to U.S. Tax-Exempt Municipals) Bonds for which the security depends upon the completion of some act or the fulfillment of some condition are rated conditionally. These are bonds secured by (a) earnings of projects under construction, (b) earnings of projects unseasoned in operating experience, (c) rentals that begin when facilities are completed, or (d) payments to which some other limiting condition attaches. Parenthetical rating denotes probable credit stature upon completion of construction or elimination of basis of the condition.

Note: Moody's applies numerical modifiers 1, 2 and 3 in each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

SHORT-TERM PRIME RATING SYSTEM - TAXABLE DEBT & DEPOSITS GLOBALLY

            Moody's short-term issue ratings are opinions of the ability of issuers to honor senior financial obligations and contracts. These obligations have an original maturity not exceeding one year, unless explicitly noted.

            Moody's employs the following three designations, all judged to be investment grade, to indicate the relative repayment ability of rated issuers:

Prime-1 Issuers rated Prime-1 (or supporting institution) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics:

                  o     Leading market positions in well-established industries.

                  o     High rates of return on funds employed.

                  o Conservative capitalization structure with moderate reliance on debt and ample asset protection.

                  o Broad margins in earnings coverage of fixed financial charges and high internal cash generation.

                  o Well-established access to a range of financial markets and assured sources of alternate liquidity.

Prime-2 Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

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

Prime- 3 Issuers rated Prime-3 (or supporting institutions) have an acceptable ability for repayment of senior short-term obligation. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

Not Prime   Issuers rated Not Prime do not fall within any of the Prime rating categories.

STANDARD & POOR'S RATINGS SERVICES

LONG-TERM ISSUE CREDIT RATINGS

            Issue credit ratings are based, in varying degrees, on the following considerations:

            1. Likelihood of payment-capacity and willingness of the obligor to meet its financial commitment on an obligation in accordance with the terms of the obligation;

            2.    Nature of and provisions of the obligation;

            3. Protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors' rights.

            The issue rating definitions are expressed in terms of default risk. As such, they pertain to senior obligations of an entity. Junior obligations are typically rated lower than senior obligations, to reflect the lower priority in bankruptcy, as noted above. Accordingly, in the case of junior debt, the rating may not conform exactly with the category definition.

AAA An obligation rated 'AAA' has the highest rating assigned by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

AA An obligation rated 'AA' differs from the highest rated obligations only in small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

A An obligation rated 'A' is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

BBB         An obligation rated 'BBB' exhibits adequate protection parameters.
            However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

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

            Obligations rated 'BB', 'B', 'CCC', 'CC' and 'C' are regarded as having significant speculative characteristics. 'BB' indicates the least degree of speculation and 'C' the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major risk exposures to adverse conditions.

BB An obligation rated 'BB' is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposures to adverse business, financial, or economic conditions which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

B An obligation rated 'B' is more vulnerable to nonpayment than obligations rated 'BB', but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.

CCC An obligation rated 'CCC' is currently vulnerable to nonpayment, and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligations.

CC An obligation rated 'CC' is currently highly vulnerable to nonpayment.

C A subordinated debt or preferred stock obligation rated 'C' is currently highly vulnerable to nonpayment. The 'C' rating may be used to cover a situation where a bankruptcy petition has been filed or similar action taken, but payments on this obligation are being continued. A 'C' will also be assigned to a preferred stock issue in arrears on dividends or sinking fund payments, but that is currently paying.

D An obligation rated 'D' is in payment default. The 'D' rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period. The 'D' rating also will be used upon the following of a bankruptcy petition or the taking of 6 similar action if payments on an obligation are jeopardized.

            Plus ( + ) or minus ( - ): The ratings from 'AA' to 'CCC' may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

SHORT-TERM ISSUE CREDIT RATINGS

A- l A short-term obligation rated 'A-1' is rated in the highest category by Standard s Poor's. The obligor's capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign ( + ). This indicates that the obligor's capacity to meet its financial commitment on these obligations is extremely strong.

A- 2 A short-term obligation rated 'A-2' is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.

A- 3 A short-term obligation rated 'A-3' exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

B A short-term obligation rated 'B' is regarded as having significant speculative characteristics. The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

C A short-term obligation rated 'C' is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.

D A short-term obligation rated 'D' is in payment default. The 'D' rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period. The 'D' rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

FITCH RATINGS

INTERNATIONAL LONG-TERM CREDIT RATINGS

INVESTMENT GRADE

AAA Highest credit quality. "AAA" ratings denote the lowest expectation of credit risk. They are assigned only in case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

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

AA Very high credit quality. "AA" ratings denote a very low expectation of credit risk. They indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A High credit quality. "A" ratings denote a low expectation of credit risk. The capacity for timely payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

BBB Good credit quality. "BBB" ratings indicate that there is currently a low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity. This is the lowest investment-grade category.

SPECULATIVE GRADE

BB Speculative. "BB" ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time; however, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.

B Highly speculative. "B" ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

CCC, CC, C  High default risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic developments. A "CC" rating indicates that default of some kind appears probable. "C" ratings signal imminent default.

DDD, DD, D  Default. The ratings of obligations in this category are based on their prospects for achieving partial or full recovery in a reorganization or liquidation of the obligor. While expected recovery values are highly speculative and cannot be estimated with any precision, the following serve as general guidelines. "DDD" obligations have the highest potential for recovery, around 90%-100% of outstanding amounts and accrued interest. "D" indicates potential recoveries in the range of 50%-90%, and "D" the lowest recovery potential, i.e., below 50%.

            Entities rated in this category have defaulted on some or all of their obligations. Entities rated "DDD" have the highest prospect for resumption of performance or continued operation with or without a formal reorganization process. Entities rated "DD" and "D" are generally undergoing a formal reorganization or liquidation process; those rated "DD" are likely to satisfy a higher portion of their outstanding obligations, while entities rated "D" have a poor prospect for repaying all obligations.

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

INTERNATIONAL SHORT-TERM CREDIT RATINGS

F1 Highest credit quality. Indicates the strongest capacity for timely payment of financial commitments; may have an added " + " to denote any exceptionally strong credit feature.

F2 Good credit quality. A satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings.

F3 Fair credit quality. The capacity for timely payment of financial commitments is adequate; however, near-term adverse changes could result in a reduction to non-investment grade.

B Speculative. Minimal capacity for timely payment of financial commitments, plus vulnerability to near-term adverse changes in financial and economic conditions.

C High default risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon a sustained, favorable business and economic environment.

D           Default. Denotes actual or imminent payment default.

NOTES

            "+" or "-" may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to the 'AAA' long-term rating category, to categories below 'CCC', or to short-term ratings other than 'Fl'.

            Fitch uses the same ratings for municipal securities as described above for Institutional short-Term Credit Ratings.

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                                    EXHIBIT A

                           OLD MUTUAL ADVISOR FUNDS II
                        OLD MUTUAL INSURANCE SERIES FUND

                             PROXY VOTING GUIDELINES

These Proxy Voting Guidelines (the "Guidelines") are being adopted by the Board of Trustees of the Old Mutual Advisor Funds II and the Old Mutual Insurance Series Fund (collectively, "the Trust") in accordance with Rule 30b1-4 of the Investment Company Act of 1940, as amended (the "Rule"). The Trust recognizes that proxies have an economic value and in voting proxies, the Trust seeks to maximize the value of our investments and our shareholders' assets. We believe that the voting of proxies is an economic asset that has direct investment implications. Moreover, we believe that each portfolio's investment adviser is in the best position to assess the financial implications presented by proxy issues and the impact a particular vote may have on the value of a security. Consequently, the Trust generally assigns proxy voting responsibilities to the investment manager responsible for the management of each respective Trust portfolio. In supervising this assignment, the Trustees will periodically review the voting policies of each investment adviser or sub-adviser that manages the Trust that invests in voting securities. If an investment adviser to the Trust Fund who invests in voting securities does not have a proxy policy which complies with the relevant portions of the Rule and the proxy voting rule under the Investment Advisers Act of 1940(1), that adviser will be required to follow these Guidelines.

                  DISCLOSURE OF GENERAL PROXY VOTING GUIDELINES

In evaluating proxy issues, information from various sources may be considered including information from company management, shareholder groups, independent proxy research services, and others. In all cases, however, each proxy vote should be cast in a manner that seeks to maximize the value of the funds' assets.

The Trust's Guidelines as they relate to certain common proxy proposals are summarized below along with the Trust's usual voting practice. As previously noted, an adviser or sub-adviser to the Trust will only be required to follow these Guidelines if they do not have a proxy voting policy which complies with applicable regulatory requirements.

BOARD OF DIRECTORS

      o We generally vote FOR proposals: (1) requesting that board audit, compensation, and/or nominating committees be composed exclusively of independent directors; (2) seeking to repeal classified boards and seek to elect all directors annually; (3) seeking to restore shareholder ability to remove directors with or without cause; (4) seeking to permit shareholders to elect directors to fill board vacancies; (5) seeking to fix the size of the board; (6) requesting that a majority or more of directors be independent; and (7) by shareholders seeking to require that the position of chairman be filled by an independent director.

      o We generally vote AGAINST proposals seeking to: (1) require directors to own a minimum amount of company stock; (2) limit the tenure of outside directors; (3) classify the board; (4) provide that directors may be removed only for cause; (5) provide that only continuing directors may elect replacements to fill board vacancies; (6) provide management the ability to alter the size of the board without shareholder approval; and (7) require two candidates per board seat.

      o We will evaluate on a case-by-case basis: (1) director nominees; (2) proposals on director and officer indemnification and liability protections, using Delaware law as the standard; and (3) proposals that establish or amend director qualifications.

APPROVAL OF INDEPENDENT AUDITORS

      o We generally vote FOR proposals seeking to ratify the selection of auditors.

      o We will evaluate on a case-by-case basis shareholder proposals requesting: (1) companies to prohibit or limit their auditors from engaging in non-audit services and (2) audit firm rotation.

SHAREHOLDER RIGHTS

      o We generally vote FOR proposals seeking to: (1) remove restrictions on the right of shareholders to act independently of management; (2) allow or make easier shareholder action by written consent; (3) lower supermajority shareholder vote requirements; and (4) give the board the ability to amend the bylaws in addition to shareholders.

      o We generally vote AGAINST proposals seeking to: (1) restrict or prohibit shareholder ability to call special meetings; (2) restrict or prohibit shareholder ability to take action by written consent;
            (3) require a supermajority shareholder vote; and (4) give the board exclusive authority to amend bylaws.

      o We will evaluate on a case-by-case basis proposals seeking to adopt a fair price provision.

ANTI-TAKEOVER DEFENSES AND VOTING RELATED ISSUES

      o We generally vote FOR proposals: (1) seeking to adopt confidential voting, use independent vote tabulators and use independent inspectors of elections; (2) by management seeking to change the date/time/location of the annual meeting; (3) by shareholders requesting a company to submit its poison pill for shareholder ratification or redeem it; (4) seeking to opt out of control share acquisition statutes; (5) seeking to restore voting rights to the control shares; and (6) seeking to adopt anti-greenmail charter or bylaw amendments or otherwise restrict a company's ability to make greenmail payments.

      o We generally vote AGAINST proposals: (1) seeking to provide management with the authority to adjourn an annual or special meeting; (2) by shareholders seeking to change the date/time/location of the annual meeting; (3) seeking to that eliminate cumulative voting; (4) seeking to amend the charter to include control share acquisition provisions; and (5) seeking to increase authorized common stock for the explicit purpose of implementing a shareholder rights plan ("poison pill").

      o We will evaluate on a case-by-case basis proposals: (1) regarding a bundled or conditioned proxy proposals; (2) requesting reimbursement of proxy solicitation expenses; (3) requesting advance notice proposals; (4) seeking to restore or permit cumulative voting; and
            (5) requesting opt in or out of state takeover statutes.

CORPORATE GOVERNANCE

      o We generally vote FOR proposals: (1) seeking to amend bylaws or charters for housekeeping changes; and (2) regarding reincorporation.

      o We will evaluate on a case-by-case basis proposals requesting a change in a company's state of incorporation.

CAPITAL STRUCTURE

      o We generally vote FOR proposals seeking to: (1) increase common share authorization for a stock split or dividend; (2) implement a reverse stock split; (3) authorize preferred stock where the company specifies the rights of such stock and they appear reasonable; (4) reduce the par value of common stock; (5) institute open-market share repurchase plans in which all shareholders may participate in equal terms; (6) approve increases in common stock beyond the allowable increase when a company's shares are in danger of being delisted or there is a going concern issue; and (7) create a new class of non-voting or sub-voting common stock.

      o We generally vote AGAINST proposals seeking to: (1) increase the number of authorized shares that have superior voting rights at companies with dual-class capital structures; (2) authorize the creation of new classes of blank check preferred stock; (3) increase the number of blank check preferred stock when no shares have been issued or reserved for a specific purpose; and (4) create a new class of common stock with superior voting rights.

      o We will evaluate on a case-by-case basis proposals: (1) seeking to increase the number of shares of common and preferred stock authorized for issue; (2) seeking to implement a reverse stock split that does not proportionately reduce the number of shares authorized for issue; (3) requesting preemptive rights; (4) regarding a debt restructuring plan; (5) regarding the creation of tracking stock;
            (6) regarding conversion of securities; (7) regarding the formation of a holding company; (8) regarding "going private" transactions;
            (9) regarding private placements; and (10) regarding recapitalizations.

EXECUTIVE AND DIRECTOR COMPENSATION

      o We generally vote FOR proposals: (1) requesting additional disclosure of executive and director pay information; (2) requesting golden and tin parachutes submitted for shareholder ratification;
            (3) requesting shareholder approval in order to implement an ESOP or to increase authorized shares for existing ESOPs, except where excessive; (4) seeking to implement a 401(k) savings plan for employees; (5) regarding plans which provide a dollar-for-dollar cash for stock exchange; (6) seeking to eliminate retirement plans for non-employee directors; (7) seeking to put option repricings to a shareholder vote; and (8) asking the company to expense stock options (9) seeking to simply amend shareholder approved compensation plans to comply with OBRA laws; (10) seeking to add performance goals to existing compensation plans to comply with OBRA laws; and (11) requesting cash or cash and stock bonus plans that are submitted to shareholders for the purpose of exempting compensation under OBRA laws.

      o We generally vote AGAINST proposals: (1) seeking to set absolute levels of compensation; and (2) requiring director fees to be paid in stock only.

      o We will evaluate on a case-by-case basis proposals: (1) regarding compensation plans; (2) by management seeking approval to reprice options; (3) regarding employee stock purchase plans; (4) seeking to ratify or cancel golden or tin parachutes; (5) seeking to provide an option of taking all or a portion of cash compensation in the form of stock; (6) regarding plans which do not provide a dollar-for-dollar cash for stock exchange; (7) seeking to amend existing OBRA plans to increase shares reserved and to qualify for favorable tax treatment under the OBRA laws and (9) by shareholders regarding all other executive and director pay issues.

MERGERS AND CORPORATE RESTRUCTURINGS

      o We generally vote FOR proposals seeking to: (1) restore or provide shareholders with rights of appraisal and (2) change the corporate name.

      o We generally vote AGAINST proposals requesting the board to consider non-shareholder constituencies or other non-financial effects when evaluating a merger or business combination.

      o We will evaluate on a case-by-case basis proposals: (1) regarding mergers and acquisitions; (2) regarding spin-offs; (3) regarding asset sales; (4) regarding asset purchases; (5) regarding liquidations; (6) regarding joint ventures; and (7) seeking to maximize shareholder value.

SOCIAL AND ENVIRONMENTAL ISSUES

      o We generally vote FOR PROPOSALS: (1) requesting additional information, particularly when it appears companies have not adequately addressed shareholders' environmental concerns; (2) outlining vendor standards compliance; (3) outlining a company's involvement in spaced-based weaponization; (4) outlining the company's efforts to diversify the board; (5) outlining the company's affirmative action initiatives; and (6) outlining the company's progress towards the Glass Ceiling Commission's business recommendations.

      o We generally vote AGAINST proposals: (1) seeking to completely phase out genetically engineered (GE) ingredients from the company's products; (2) requesting a report on the health and environmental effects of GE ingredients; (3) seeking to label GE ingredients voluntarily; (4) requesting a report on a company's policies aimed at curtailing gun violence; (5) requesting stronger tobacco product warnings as such decisions are better left to public health authorities; (6) seeking to prohibit investment in tobacco equities as such decisions are better left to public health authorities; (7) requesting the company to affirm political nonpartisanship in the workplace; (8) requesting reporting or publishing in newspapers the company's political contributions; (9) seeking to disallow or restrict the company from making political contributions; (10) requesting a list of company associates that have prior government service and whether such service had a bearing on the company; (11) seeking to implement the China Principles; (12) requesting reports on foreign military sales or offsets; (13) requesting a company to cease production of nuclear weapons; and (14) requesting a report on the diversity efforts of suppliers and service providers.

      o We will evaluate on a case-by-case basis proposals: (1) seeking to phase out the use of animals in product testing; (2) requesting the company to implement price restraints on pharmaceutical products;
            (3) requesting a report on the feasibility of labeling GE ingredients; (4) requesting a report on the financial, legal and environmental impact of continued use of GE ingredients; (5) requesting a report on the company's procedures for preventing predatory lending; (6) regarding tobacco; (7) requesting a report outlining potential environmental damage from drilling in the Artic National Wildlife Refuge; (8) seeking to adopt the CERES Principles;
            (9) seeking to adopt a comprehensive recycling strategy; (10) seeking to invest in renewable energy sources; (11) seeking to review ways to link executive compensation to social factors; (12) requesting a report detailing the company's operations in a particular country and steps to protect human rights; (13) seeking to implement certain human rights standards; (14) seeking to endorse or increase activity on the MacBride Principles; (15) requesting a company to renounce future involvement in antipersonnel landmine and cluster bomb production; and (16) requesting a company to increase the diversity of the board.

OTHER SITUATIONS

No Proxy Voting Guideline can anticipate all potential proxy voting issues that may arise. Consequently, other issues that appear on proxies are reviewed on a case-by-case basis and our vote is cast in a manner that we believe is in the best interest of the applicable Trust and its shareholders.

                              CONFLICTS OF INTEREST

The Trust recognizes that conflicts of interest exist, or may appear to exist, in certain circumstances when voting proxies. Since under normal circumstances the adviser or sub-adviser will be responsible for voting proxies related to securities held in the Trust, the Trusts themselves will not have a conflict of interest with fund shareholders in the voting of proxies. The Trust expects each adviser and sub-adviser responsible for voting proxies to adopt policies that address the identification of material conflicts of interest that may exist and how such conflicts are to be resolved to ensure that voting decisions are based on what is in the best interest of each respective Trust and its shareholders and is not influenced by any conflicts of interest that the adviser or sub-adviser may have.

                DISCLOSURE OF PROXY VOTING GUIDELINES AND RECORD

The Trust will fully comply with all applicable disclosure obligations under the Rule. These include the following:

      o Disclosure in shareholder reports that a description of the Fund's Proxy Voting Guideline is available upon request without charge and information about how it can be obtained (e.g. the Trust website, SEC web site, and toll free phone number).

      o Disclosure in the Fund Statement of Additional Information (SAI) the actual policies used to vote proxies.

      o Disclosure in shareholder reports and in the SAI that information regarding how Old Mutual voted proxies during the most recent twelve month period ended June 30 is available without charge and how such information can be obtained.

The Trust will file all required reports regarding the Fund's actual proxy voting record on Form N-PX on an annual basis as required by the Rule. This voting record will also be made available to shareholders.

The Trust will respond to all requests for guideline descriptions or proxy records within three business days of such request.

                       MAINTENANCE OF PROXY VOTING RECORDS

The Trust's administrator, adviser, and sub-advisers will be responsible for maintaining all appropriate records related to the voting of proxies held in the Trust as required by the Rule.

These records include proxy ballots, share reconciliation reports, recommendation documentation, and other pertinent supporting documentation relating to a particular proxy. Applicable records shall be maintained for a period of six years.

                        REVIEW OF PROXY VOTING GUIDELINE

This guideline as well as the proxy voting guidelines of all advisers and sub-advisers to the Trust will be reviewed at least annually. This review will include, but will not necessarily be limited to, any proxy voting issues that may have arisen or any material conflicts of interest that were identified and the steps that were taken to resolve those conflicts.

DATED: MAY 2004

                                    EXHIBIT B
                 OLD MUTUAL CAPITAL, INC. PROXY VOTING POLICIES

                               PROXY VOTING POLICY

INTRODUCTION

Old Mutual Capital, Inc. ("OM Capital") recognizes that proxies have an economic value and OM Capital seeks to maximize that economic value by ensuring that votes are cast in a manner that it believes to be in the best interest of the affected client(s). Proxies are considered client assets and are to be managed with the same care, skill and diligence as all other client assets. While OM Capital generally delegates proxy voting authority and responsibility to sub-advisers, such sub-advisers are expected to adhere to this Policy, relevant securities laws, as well as their own internal proxy voting policies.

PROXY OVERSIGHT COMMITTEE

OM Capital has established a Proxy Oversight Committee (the "Committee"), consisting of the Investment Officer, General Counsel, Chief Compliance Officer and Treasurer. The Committee is primarily responsible for:

o Approving OM Capital's Proxy Voting Policy (the "Policy") and related Procedures;
o     Reviewing the proxy voting policies of sub-advisers;
o     Acting as a resource for sub-advisers on proxy matters, when requested.

The Committee reviews each sub-adviser's proxy voting policy to ensure that such policies are complicit with relevant securities laws and to ensure that they have established reasonable controls designed to identify and resolve material conflicts of interest. The Committee is also available to serve as a potential resource for the sub-advisers in determining how to resolve material conflicts of interest when voting a proxy for a client of OM Capital, Inc. Sub-advisers are not mandated to use the Committee in this capacity.

DISCLOSURE TO CLIENTS

OM Capital's Form ADV will include a description of this Policy and, upon request; OM Capital will provide clients a copy of the complete Policy. OM Capital will also provide to clients, upon request, information on how their securities were voted.

                             PROXY VOTING PROCEDURES

SUB-ADVISER PROXY VOTING REPORTS

            Each sub-adviser is required to prepare a Proxy Voting Record Report for the Committee on a periodic basis. The Proxy Voting Record Report includes all proxies that were voted during a period of time. Each sub-adviser also prepares a Proxy Conflict of Interest Report that documents all instances where a material conflict of interest was identified and the resolution of the material onflict of interest.

MAINTENANCE OF PROXY VOTING RECORDS

            The following records are maintained for a period of six years, with records being maintained for the first two years on site:

      o     These policy and procedures, and any amendments thereto;

      o     Various reports prepared according to the above procedures; and

      o Each written client request for information and a copy of any written response by OM Capital to a client's written or oral request for information.

      Each sub-adviser will maintain the records required to be maintained under the federal securities laws.

                            CASTLEARK MANAGEMENT LLC
                               PROXY VOTING POLICY

CastleArk Management LLC ("CastleArk") views seriously its responsibility to exercise voting authority over securities which form part of its clients' portfolios. Proxy statements increasingly contain controversial issues involving shareholder rights and corporate governance, among others, which deserve careful review and consideration.

In voting proxies, CastleArk will consider, on a case-by-case basis, factors that may affect the value of managed investments on behalf of the beneficial owners. Beneficial owners include both clients for whom CastleArk acts as investment manager and the beneficial owners of our client's investments. While our proxy voting policy serves as a guideline, our fiduciary duty to the beneficial owners requires us to examine each resolution offered in the context in which it applies. For this reason, there may be instances in which the shares may not be voted in strict adherence to these guidelines.

CastleArk will review each proxy statement separately and base its voting decision exclusively on its judgment of what will best serve the financial interests of the beneficial owners of the security. Nonetheless, a number of recurring issues can be identified with respect to the governance of a company and actions proposed by that company's board. CastleArk follows proxy voting procedures that allow us to vote on these issues in a uniform manner.

Routine proxy matters are generally considered by CastleArk's proxy designee, who is responsible for determining that all proxies are voted in accordance with these policies. That person will cast his or her votes in accordance with this Proxy Voting Policy and the Proxy Voting Procedures. Any non-routine matters are referred to the Senior Portfolio Manager for the portfolio that holds the security at issue.

Votes cast by CastleArk are recorded by the Proxy Designee. Any client who requests it, may obtain CastleArk's record as to such votes for shares owned by that client.

                             KEY PROXY VOTING ISSUES
                             -----------------------

o     Election of Directors and Appointment of Accountants

We vote for management's proposed directors in uncontested elections. For contested elections, we vote for candidates that best serve shareholders' interests. We vote to ratify management's appointment of independent auditors.

o     Increase Authorized Capital

We vote for these proposals in the absence of unusual circumstances.

o     Preference Shares

We will carefully review proposals to authorize new issues of preference shares or increase the shares authorisd for existing issues. Generally we will not oppose proposals to authorize the issuance of preferred shares. We will, however, scrutinize any such proposals which give the Board the authority to assign disproportionate voting rights at the time the shares are issued.

o     Dual Capitalization, other Preferential Voting Rights

We will generally vote against proposals to divide share capital into two or more classes or to otherwise create classes of shares with unequal voting and dividend rights. We are concerned that the effect of these proposals, over time, is to consolidate voting power in the hands of relatively few insiders, disproportionate to their percentage ownership of the company's share capital as a whole. This concentration of voting power can effectively block any takeover which management opposes and dilute accountability to shareholders.

o     Mergers and acquisitions

All proposals are reviewed on a case by case basis by taking the following into consideration:

      -     whether the proposed acquisition price represents fair value
      -     whether shareholders could realize greater value through other means
      - whether shareholders receive fair treatment under the merger acquisition terms

o     Restructuring and Recapitalization

All proposals are reviewed on a case-by-case basis taking the following into consideration:

      - whether the proposed restructuring or recapitalization is the best means of enhancing shareholder values
      - whether the company's long term prospects will be positively affected by the proposal.

o     To Provide Director Indemnification

We will generally vote for proposals to provide corporate indemnification for directors.

o     Share Option Plans

We will generally vote against proposals that authorize:

(i) More than 10% of the company's outstanding shares to be reserved for the award of share options; or
(ii) The award of share options to employees or non-employees of the company (for instance, outside directors and consultants) if the exercise price is less than the share's fair market value at the date of the grant of the options and does not carry relevant performance hurdles for exercise; or
(iii) The exchange of outstanding options for new ones at lower exercise prices.

               SHAREHOLDER PROPOSALS - CORPORATE GOVERNANCE ISSUES
               ---------------------------------------------------

o     Majority Independent Board

We will generally vote for proposals calling for a majority outside board.

o     Executive Compensation

We will generally vote against proposals to restrict employee compensation. We feel that the specific amounts and types of employee compensation are within the ordinary business responsibilities of the Board of Directors and company management; provided, however, that share option plans meet our guidelines for such plans as set forth herein. On a case by case basis, we will vote for proposals requesting more detailed disclosure of employee compensation, especially if the company does not have a majority outside board.

                                ALL OTHER MATTERS
                                -----------------

o We will vote matters not described above on a case-by-case basis, using the guidelines outlined above.

      (a)   Conflicts of interest

o By prohibiting our adviser representatives from serving as directors of publicly traded companies, we limit the circumstances where conflicts of interest may arise. Nevertheless, we recognize that on rare occasions, we may be responsible for a proxy vote in which our interests might be affected. On those occasions CastleArk will consider whether the interests of our clients and beneficial shareholders are in conflict with our own. If there is no potential conflict we will vote in accordance with the policies outlined above. Where there appears to be a conflict between our interests and those of our clients or their beneficial owners, we will vote in the interests of them and against our own. We will document our conclusions as to votes that appear to affect our own interests.

[LOGO]

                            COLUMBUS CIRCLE INVESTORS
                            -------------------------

                               PROXY VOTING POLICY
                                      2005

I.    PROCEDURES
      ----------

Columbus Circle Investors (Columbus Circle) is generally authorized by its clients, as a term of its Investment Advisory Agreement, the authority to vote and give proxies for the securities held in clients' investment accounts. At their election, however, clients may retain this authority, in which case Columbus Circle will consult with clients regarding proxy voting decisions as requested.

For those clients for whom Columbus Circle Investors (Columbus Circle) has undertaken to vote proxies, Columbus Circle retains the final authority and responsibility for such voting subject to any specific restrictions or voting instructions by clients.

In addition to voting proxies for clients, Columbus Circle:

1) provides clients with a concise summary of its proxy voting policy, which includes information describing how clients may obtain a copy of this complete policy and information regarding how specific proxies related to each respective investment account are voted. Columbus Circle delivered a copy of this summary to all clients as of August 6, 2003, and provides it to all new clients as part of its Form ADV, Part II disclosure brochure;

2) applies its proxy voting policy according to the following voting policies and keeps records of votes for each client through Institutional Shareholder Services;

3) keeps records of proxy voting available for inspection by each client or governmental agencies - to both determine whether the votes were consistent with policy and to determine all proxies were voted;

4) monitors such voting for any potential conflicts of interest and maintains systems to deal with these issues appropriately;

5) and this written proxy voting policy, which may be updated and supplemented from time to time;

Frank Cuttita, Columbus Circle's Chief Administrative Officer, will maintain Columbus Circle's proxy voting process. Clients with questions regarding proxy voting decisions in their accounts should contact Mr. Cuttita.

II.   VOTING GUIDELINES
      -----------------

Keeping in mind the concept that no issue is considered "routine," outlined below are general voting parameters on various types of issues when there are no extenuating circumstances, i.e., company specific reason for voting differently. The Operating Committee of Columbus Circle has adopted the following voting parameters.

To assist in its voting process, Columbus Circle has engaged Institutional Shareholder Services (ISS), an independent investment advisor that specializes in providing a variety of fiduciary level proxy related services to institutional investment managers, plan sponsors, custodians, consultants, and other institutional investors. ISS also provides Columbus Circle with reports that reflect proxy voting activities for Columbus Circle's client portfolios which provide information for appropriate monitoring of such delegated responsibilities.

Columbus Circle has delegated to ISS the authority to vote Columbus Circle's clients' proxies consistent with the following parameters. ISS further has the authority to determine whether any extenuating specific company circumstances exist that would mandate a special consideration of the application of these voting parameters. If ISS makes such a determination, the matter will be forwarded to Mr. Frank Cuttita for review. Likewise, ISS will present to Columbus Circle any specific matters not addressed within the following parameters for consideration.

A.    MANAGEMENT PROPOSALS:
      --------------------

1. When voting on ballot items that are fairly common management sponsored initiatives certain items are generally, although not always, voted affirmatively.

      o     "Normal" elections of directors

      o     Approval of auditors/CPA

      o     Directors' liability and indemnification

      o     General updating/corrective amendments to charter

      o     Elimination of cumulative voting

      o     Elimination of preemptive rights

2. When voting items that have a potential substantive financial or best interest impact, certain items are generally, although not always, voted affirmatively:

      o Capitalization changes that eliminate other classes of stock and voting rights

      o Changes in capitalization authorization for stock splits, stock dividends, and other specified needs.

      o     Stock purchase plans with an exercise price of not less than 85% FMV

      o     Stock option plans that are incentive based and not excessive

      o     Reductions in supermajority vote requirements

      o     Adoption of antigreenmail provisions

3. When voting items which have a potential substantive financial or best interest impact, certain items are generally not voted in support of the proposed management sponsored initiative:

      o Capitalization changes that add classes of stock that are blank check in nature or that dilute the voting interest of existing shareholders

      o Changes in capitalization authorization where management does not offer an appropriate rationale or that are contrary to the best interest of existing shareholders

      o Anti-takeover and related provisions which serve to prevent the majority of shareholders from exercising their rights or effectively deter appropriate tender offers and other offers

      o Amendments to bylaws that would require super-majority shareholder votes to pass or repeal certain provisions

      o     Classified or single-slate boards of directors

      o Reincorporation into a state that has more stringent anti-takeover and related provisions

      o Shareholder rights plans that allow appropriate offers to shareholders to be blocked by the board or trigger provisions which prevent legitimate offers from proceeding.

      o Excessive compensation or non-salary compensation related proposals, always company specific and considered case-by-case

      o Change-in-control provisions in non-salary compensation plans, employment contracts, and severance agreements that benefit management and would be costly to shareholders if triggered

      o Amending articles to relax quorum requirements for special resolutions

      o Re-election of director(s) directly responsible for a company's fraudulent or criminal act

      o     Re-election of director(s) who holds offices of chairman and CEO

      o Re-election of director(s) who serve on audit, compensation and nominating committees

      o Election of directors with service contracts of three years, which exceed best practice and any change in control provisions

      o Adoption of option plans/rants to directors or employees of related companies

      o     Lengthening internal auditors' term in office to four years

B.    SHAREHOLDER PROPOSALS:
      ---------------------

Traditionally shareholder proposals have been used mainly for putting social initiatives and issues in front of management and other shareholders. Under ERISA, it is inappropriate to use (vote) plan assets to carry out such social agendas or purposes. Thus, shareholder proposals are examined closely for their relationship to the best interest of shareholders, i.e., beneficiaries, and economic impact.

1. When voting shareholder proposals, in general, initiatives related to the following items are supported:

            o     Auditors should attend the annual meeting of shareholders

            o     Election of the board on an annual basis

            o     Equal access to proxy process

            o     Submit shareholder rights plan poison pill to vote or redeem

            o     Undo various anti-takeover related provisions

            o     Reduction or elimination of super-majority vote requirements

            o     Anti-greenmail provisions

            o     Submit audit firm ratification to shareholder votes

            o     Audit firm rotations every five or more years

            o     Requirement to expense stock options

            o Establishment of holding periods limiting executive stock sales

            o     Report on executive retirement benefit plans

            o     Require two-thirds of board to be independent

            o     Separation of chairman and chief executive posts

2. When voting shareholder proposals, in general, initiatives related to the following items are not supported:

      o Requiring directors to own large amounts of stock before being eligible to be elected

      o     Restoring cumulative voting in the election of directors

      o Reports which are costly to provide or which would require duplicative efforts or expenditures which are of a non-business nature or would provide no pertinent information from the perspective of ERISA shareholders

      o Restrictions related to social, political or special interest issues which impact the ability of the company to do business or be competitive and which have a significant financial or best interest impact, such as specific boycotts or restrictions based on political, special interest or international trade considerations; restrictions on political contributions; and the Valdez principles.

      o Restrictions banning future stock option grants to executives except in extreme cases

3.    Additional shareholder proposals require case-by-case analysis

      o Prohibition or restriction of auditors from engaging in non-audit services (auditors will be voted against if non-audit fees are greater than audit and audit-related fees, and permitted tax fees combined)

      o     Requirements that stock options be performance-based

      o Submission of extraordinary pension benefits for senior executives under a company's SERP for shareholder approval

      o     Shareholder access to nominate board members

      o     Requiring offshore companies to reincorporate into the United States

Another expression of active involvement is the voting of shareholder proposals. Columbus Circle evaluates and supports those shareholder proposals on issues that appropriately forward issues of concern to the attention of corporate management. Historically, many shareholder proposals received very little support, often not even enough to meet SEC refiling requirements in the following year although the SEC is considering relaxing the standards for the placement of shareholder initiatives on ballots. Support of appropriate shareholder proposals is becoming a more widespread and acknowledged practice and is viewed by many as a direct expression of concern on an issue to corporate management. It is noted, however, that the source (and motivation of the shareholder proposal proponent) can affect outcome on a shareholder proposal vote.

Columbus Circle has not, to date, actively considered filing shareholder proposals, writing letters to companies on a regular basis, or engaging numerous companies in a dialogue. These activities and others that could be considered expressions of activism are not under consideration at this time. Should a particular equity company's policy become of concern, the evaluation and voting process will continue to be the first level of monitoring and communication. Columbus Circle's staff participates in national forums and maintains contacts with corporate representatives.

III.  CONFLICTS OF INTEREST

Columbus Circle will monitor its proxy voting process for material conflicts of interest. It is not anticipated that material conflicts of interest will be impact Columbus Circle's proxy voting process. By maintaining the above-described proxy voting process, most votes are made based on overall voting parameters rather than their application to any particular company thereby eliminating the effect of any potential conflict of interest.

Columbus Circle has reviewed its business, financial and personal relationships to determine whether any conflicts of interest exist, and will at least annually assess the impact of any conflicts of interest. As of the date of this policy, Columbus Circle may have a conflict of interest related to voting certain securities of publicly held companies to which the firm provides investment advisory services.

In the event of a vote involving a conflict of interest that does not meet the specific outlined parameters above and requires additional company-specific decision-making, Columbus Circle will contact each client for which it would be authorized to vote such security for consent to vote the proxy in a recommended manner. Columbus Circle expects that this will happen only rarely, if at all.

                        COPPER ROCK CAPITAL PARTNERS, LLC

                       PROXY VOTING POLICIES & PROCEDURES

Copper Rock Capital Partners, LLC. ("Copper Rock") acknowledges it has a duty of care to its clients that requires it to monitor corporate events and vote client proxies. Copper Rock has adopted and implemented policies and procedures reasonably designed to ensure that it votes proxies in the best interest of our clients. Copper Rock recognizes that it (i) has a fiduciary responsibility under the Employee Retirement Income Securities Act (ERISA) to vote proxies prudently and solely in the best interest of plan participants and beneficiaries (ii) will vote stock proxies in the best interest of the client (non-ERISA) when directed (together, our "clients"). Copper Rock has developed its policy to be consistent with, wherever possible, enhancing long-term shareholder value and adhering to leading corporate governance practices. Our general policy regarding the voting of proxies is as follows:

1) PROXY VOTING POLICIES

      o Routine and/or non-controversial, general corporate governance issues are normally voted with management; these would include such items as: Election of Directors and Approval of Independent Auditors.

      o Occasionally, Copper Rock may vote against management's proposal on a particular issue; such issues would generally be those deemed likely to reduce shareholder control over management, entrench management at the expense of shareholders, or in some way diminish shareholders' present or future value. From time to time Copper Rock will receive and act upon the client's specific instructions regarding proxy proposals. Copper Rock reserves the right to vote against any proposals motivated by political, ethical or social concerns. Copper Rock will examine each issue solely from an economic perspective.

      o Non-Routine or Controversial Issues, Copper Rock requires that the portfolio manager and/or analyst review each issue. Copper Rock believes that smaller capitalization securities warrant increased attention paid to the proxy process. Therefore, Copper Rock reviews each non-routine or controversial issue on a case by case basis. The justification for each vote will be documented via the comment section of the proxy edge system or by a separate analysis.

      o Occasions may arise during the voting process in which the best interest of the clients conflicts with Copper Rock's interests. Conflicts of interest generally include (i) business relationships where Copper Rock has a substantial business relationship with, or is actively soliciting business from, a company soliciting proxies
            (ii) personal or family relationships whereby an employee of Copper Rock has a family member or other personal relationship that is affiliated with a company soliciting proxies, such as a spouse who serves as a director of a public company. A conflict could also exist if a substantial business relationship exists with a proponent or opponent of a particular initiative. If Copper Rock determines that a material conflict of interest exists, Copper Rock will disclose the conflict to its client(s) and vote the proxy as directed by the client(s).

2) PROXY VOTING PROCEDURES:

      A) PROCESS

      For most stocks Copper Rock uses Proxy Edge, an electronic proxy voting system. Through Proxy Edge we receive electronic ballots for a majority of the accounts we vote. With this system we are able to keep records of which accounts are voted, how accounts are voted, and how many shares are voted. For proxies not received through Proxy Edge, the same procedures and processes are followed. Records are kept electronically and ballots are voted manually and sent by means of the U.S. postal service.

      Upon timely receipt of proxy materials from the client's Custodian or through Proxy Edge:

      o Copper Rock will receive the initial proxy information and will monitor the voting process throughout.

      o A member of Copper Rock will review all proposals, vote routine issues and will consult with Copper Rock's Investment managers on non-routine or controversial issues.

      o The decision and rational concerning non-routine or controversial issues will be documented in the comment section of the Proxy Edge system or by separate analysis.

      o The Chief Compliance Officer is responsible for ensuring that the proxies are transmitted for voting in a timely fashion and maintaining a record of the vote, which will be made available to clients upon request.

      o     All proxies will be voted solely in the interest of clients.

      o Copper Rock reserves the right not to vote proxies if the cost of voting exceeds the expected benefit to the client.

      o     All tender offers are reviewed and treated in a similar manner.

      B) RECORDS & REPORTS

      o The proxy information kept by Copper Rock will include the following: (i) name of the issuer, (ii) the exchange ticker symbol,
            (iii) the CUSIP number, (iv) the shareholder meeting date, (v) a brief description of the matter brought to vote; (vi) whether the proposal was submitted by management or a shareholder, (vii) how Copper Rock voted the proxy (for, against, abstained) and (viii) whether the proxy was voted for or against management.

      o A copy of how Copper Rock voted on securities held is available free of charge upon request from our clients or by calling (617) 369-7100.

                          EAGLE ASSET MANAGEMENT, INC.
                       PROXY VOTING POLICY AND GUIDELINES

      The exercise of proxy voting rights is an important element in the successful management of clients' investments. Eagle Asset Management recognizes its fiduciary responsibility to vote proxies solely in the best interests of both its ERISA and non-ERISA clients. We have therefore adopted the following proxy voting guidelines as a part of our overall goal of maximizing the growth of our clients' assets.

      Eagle generally votes proxies in furtherance of the long-term economic value of the underlying securities. We consider each proxy proposal on its own merits, and we make an independent determination of the advisability of supporting or opposing management's position. We believe that the recommendations of management should be given substantial weight, but we will not support management proposals which we believe are detrimental to the underlying value of our clients' positions.

      We usually oppose proposals which dilute the economic interest of shareholders, and we also oppose those that reduce shareholders' voting rights or otherwise limit their authority. With respect to takeover offers, Eagle calculates a "going concern" value for every holding. If the offer approaches or exceeds our value estimate, we will generally vote for the merger, acquisition or leveraged buy-out.

      The following guidelines deal with a number of specific issues, particularly in the area of corporate governance. While they are not exhaustive, they do provide a good indication of Eagle's general approach to a wide range of issues. A list of Eagle's detailed voting guidelines is attached as APPENDIX A and incorporates routine and non-routine proxy issues. On occasion we may vote a proxy otherwise than suggested by the guidelines, but departures from the guidelines will be rare, and we will explain the basis for such votes in our reports to clients.

      If you have any questions about these guidelines, or about how we voted, or may vote, on a particular issue, please contact our Compliance Department at 1-800-237-3101.

I.    Directors and Auditors
      ----------------------

            Eagle generally supports the management slate of directors, although we may withhold our votes if the board has adopted excessive anti-takeover measures. (App. R1)

            We favor inclusion of the selection of auditors on the proxy as a matter for shareholder ratification. As a general rule, in the absence of any apparent conflict of interest, we will support management's selection of auditors. (App. R8)

II.   Corporate Governance
      --------------------

            In the area of corporate governance, Eagle will generally support proxy measures which we believe tend to increase shareholder rights.

      A. Confidential Voting. We generally support proposals to adopt confidential voting and independent vote tabulation practices, which we believe lessen potential management pressure on shareholders and thus allow shareholders to focus on the merits of proxy proposals. (App S31)

      B. Greenmail. Unless they are part of anti-takeover provisions, we usually support anti-greenmail proposals because greenmail tends to discriminate against shareholders other than the greenmailer and may result in a decreased stock price. (App S23)

      C. Indemnification of Directors. We usually vote in favor of charter or by-law amendments which expand the indemnification of directors or limit their liability for breaches of care, because we believe such measures are important in attracting competent directors and officers. (App R4)

      D. Cumulative Voting Rights. We usually support cumulative voting as an effective method of guaranteeing minority representation on a board.(App N17, S24)

      E. Opt Out of Delaware. We usually support by-law amendments requiring a company to opt out of the Delaware takeover statute because it is undemocratic and contrary to the principle that shareholders should have the final decision on merger or acquisition. (App S15, S46)

      F. Increases in Common Stock. We will generally support an increase in common stock of up to three times the number of shares outstanding and scheduled to be issued, including stock options, provided the increase is not intended to implement a poison pill defense. (App
            R18)

            Eagle generally votes against the following anti-takeover proposals, as we believe they diminish shareholder rights.

      A. Fair Price Amendments. We generally oppose fair price amendments because they may deter takeover bids, but we will support those that consider only a two year price history and are not accompanied by a supermajority vote requirement.(App N3)

      B. Classified Boards. We generally oppose classified boards because they limit shareholder control. (App N4)

      C. Blank Check Preferred Stock. We generally oppose the authorization of blank check preferred stock because it limits shareholder rights and allows management to implement anti-takeover policies without shareholder approval. (App N2)

      D. Supermajority Provisions. We usually oppose supermajority-voting requirements because they often detract from the majority's rights to enforce its will. (App N5, S32)

      E. Golden Parachutes. We generally oppose golden parachutes, as they tend to be excessive and self-serving, and we favor proposals which require shareholder approval of golden parachutes and similar arrangements. (App S18)

      F. Poison Pills. We believe poison pill defenses tend to depress the value of shares. Therefore, we will vote for proposals requiring (1) shareholder ratification of poison pills, (2) sunset provision for existing poison pills, and (3) shareholder vote on redemption of poison pills. (App N1)

      G. Reincorporation. We oppose reincorporation in another state in order to take advantage of a stronger anti-takeover statute. (App S15)

      H. Shareholder Rights. We oppose proposals which would eliminate, or limit, the rights of shareholders to call special meetings and to act by written consent because they detract from basic shareholder authority. (App S26-S30)

      Eagle generally votes on other corporate governance issues as follows:

      A. Other Business. Absent any compelling grounds, we usually authorize management to vote in its discretion. (App R22)

      B. Differential Voting Rights. We usually vote against the issuance of new classes of stock with differential voting rights, because such rights can dilute the rights of existing shares. (App N27)

      C. Directors-Share Ownership. While we view some share ownership by directors as having a positive effect, we will usually vote against proposals requiring directors to own a specific number of shares. (App S5)

      D. Independent Directors. While we oppose proposals which would require that a board consist of a majority of independent directors, we may support proposals which call for some independent positions on the board. (App S11)

      E. Preemptive Rights. We generally vote against preemptive rights proposals, as they may tend to limit share ownership, and they limit management's flexibility to raise capital. (App N21, S25)

      F. Employee Stock Ownership Plans (ESOPs). We evaluate ESOPs on a case-by-case basis. We usually vote for unleveraged ESOPs if they provide for gradual accumulation of moderate levels of stock. For leveraged ESOPs, we examine the company's state of incorporation, existence of supermajority vote rules in the charter, number of shares authorized for ESOP and number of shares held by insiders. We may also examine where the ESOP shares are purchased and the dilutive effect of the purchase. We vote against leveraged ESOPs if all outstanding loans are due immediately upon a change in control or if the ESOP appears to be primarily designed as an anti-takeover device. (App R21)

III.  Compensation and Stock Option Plans
      -----------------------------------

            We review compensation plan proposals on a case-by-case basis. We believe that strong compensation programs are needed to attract, hold and motivate good executives and outside directors, and so we generally tend to vote with management on these issues. However, if the proposals appear excessive, or bear no rational relation to company performance, we may vote in opposition.

            With respect to compensation plans which utilize stock options or stock incentives, our analyses generally have lead us to vote with management. However, if the awards of options appear excessive, or if the plans reserve an unusually large percentage of the company's stock for the award of options, we may oppose them because of concerns regarding the dilution of shareholder value. Compensation plans that come within the purview of this guideline include long-range compensation plans, deferred compensation plans, long-term incentive plans, performance stock plans, and restricted stock plans and share option arrangements. (App N7)

IV.   Social Issues
      -------------

            Eagle has a fiduciary duty to vote on all proxy issues in furtherance of the long-term economic value of the underlying shares. Consistent with that duty, we have found that management generally analyzes such issues on the same basis, and so we generally support management's recommendations on social issue proposals. (App S40--S65)

            Examples of proposals in this category include:

            1.    Anti - Abortion.
            2.    Affirmative Action.
            3.    Animal Rights.
                  a.    Animal Testing.
                  b.    Animal Experimentation.
                  c.    Factory Farming.
            4.    Chemical Releases.
            5.    El Salvador.
            6.    Environmental Issues.
                  a.    CERES Principles.
                  b.    Environmental Protection.
            7.    Equal Opportunity.
            8.    Discrimination.
            9.    Government Service.
            10.   Infant Formula.
            11.   Israel.
            12.   Military Contracts.
            13.   Northern Ireland.
                  a.    MacBride Principles.
            14.   Nuclear Power.
                  a.    Nuclear Waste.
                  b.    Nuclear Energy Business.
            15.   Planned Parenthood Funding.

            16.   Political Contributions.
            17.   South Africa.
                  a.    Sullivan Principles.
            18.   Space Weapons.
            19.   Tobacco-Related Products.
            20.   World Debt.

VII.  Conflicts of Interest
      ---------------------

      Investment advisers who vote client proxies may, from time to time, be faced with situations which present the adviser with a potential conflict of interest. For example, a conflict of interest could exist where Eagle, or an affiliate, provides investment advisory services, or brokerage or underwriting services, to a company whose management is soliciting proxies, and a vote against management could harm Eagle's, or the affiliate's, business relationship with that company. Potential conflicts of interest may also arise where Eagle has business or personal relationships with other proponents of proxy proposals, participants in proxy contests, or corporate directors or candidates for directorships.

Eagle addresses the potential conflict of interest issue primary by voting proxies in accordance with the predetermined set of Guidelines described above. With very few exceptions, Eagle's proxy votes are cast as prescribed by our guidelines. On the rare occasion where a portfolio manager may recommend a vote contrary to Eagle's Guidelines, Eagle's Compliance Department will review the proxy issue and the recommended vote to ensure that the vote is cast in compliance with Eagle's overriding obligation to vote proxies in the best interests of clients and to avoid conflicts of interest. By limiting the discretionary factor in the proxy voting process, Eagle is confident that potential conflicts of interest will not affect the manner in which proxy voting rights are exercised.

VIII. Record Keeping
      --------------

      The following documents related to Proxy Voting are kept by Eagle Compliance in accordance with Rule 204-2 of the Investment Advisers Act.

      >     Copy of each proxy statement received.
      >     Record of each vote cast.
      >     Copy of any documents created by Eagle that was material to making a decision how to vote proxies on behalf of a client or that memorializes the basis for that decision.
      >     Copy of each written client request for information on how Eagle voted proxies on behalf of the client.
      >     Copy of all written responses by Eagle to client who requested
            (written or oral) information on how the Eagle voted proxies on behalf of the client.

ATTACHED IS APPENDIX A WHICH DETAILS EAGLE'S PROXY VOTING GUIDELINES FOR ROUTINE, NON-ROUTINE AND NON-ROUTINE SHAREHOLDER PROPOSALS.

                          LIBERTY RIDGE CAPITAL, INC.

                       PROXY VOTING POLICY AND PROCEDURES

INTRODUCTION

Liberty Ridge Capital, Inc. ("LRC") recognizes that proxies have an economic value. In voting proxies, we seek to maximize the economic value of our clients' assets by casting votes in a manner that we believe to be in the best interest of the affected client(s). Proxies are considered client assets and are managed with the same care, skill and diligence as all other client assets. When voting proxies, we adhere to this Policy and Procedures and any written guidelines or instructions from our clients. In the event a client's written guidelines or instruction conflict with what is contained in this Policy and Procedures, the client's written guidelines or instructions will prevail.

PROXY OVERSIGHT COMMITTEE

LRC has established a Proxy Oversight Committee (the "Committee"), consisting of the Chief Investment Officer ("CIO"), Chief Administrative Officer, Deputy Chief Investment Officer, Vice President - Director of Sales and Marketing, Vice President - Institutional Marketing & Service, General Counsel, and the Chief Compliance Officer ("CCO"). The Committee is primarily responsible for:

o     Approving LRC's Proxy Voting Policy (the "Policy") and related Procedures;
o     Reviewing reports of proxy votes cast;
o Reviewing proxies that are voted in a manner that is inconsistent with the recommendations of a designated, independent third-party proxy research provider;
o Seeking to identify and properly address material conflicts of interest that may arise in the context of voting proxies;
o     Reviewing the proxy voting policies of sub-advisers;
o Acting as a resource for investment personnel on proxy matters when needed.

The Committee has authorized the appointment of an independent third-party to provide research on proxy matters and voting recommendations generally consistent with this Policy. The Committee has also authorized the appointment of a Proxy Voting Clerk to coordinate, execute and maintain appropriate records related to the proxy voting process and to maintain records of differences, if any, between this Policy and the actual votes cast.

SUMMARY OF PROXY VOTING GUIDELINES

LRC's Proxy Voting Policies as they relate to certain common proxy proposals are described below along with our usual voting practices:

BOARD OF DIRECTORS

      o We generally vote FOR proposals: (1) requesting that board audit, compensation, and/or nominating committees be composed exclusively of independent directors; (2) seeking to repeal classified boards and to elect all directors annually; (3) seeking to restore shareholder ability to remove directors with or without cause; (4) seeking to permit shareholders to elect directors to fill board vacancies; (5) seeking to fix the size of the board; (6) requesting that a majority or more of directors be independent; (7) by shareholders seeking to require that the position of chairman be filled by an independent director; and (8) seeking to provide expanded indemnification coverage in certain cases when a director's or officer's legal defense was unsuccessful.

      o We generally vote AGAINST proposals seeking to: (1) require directors to own a minimum amount of company stock; (2) limit the tenure of outside directors through term limits or mandatory retirement age; (3) classify the board; (4) provide that directors may be removed only for cause; (5) provide that only continuing directors may elect replacements to fill board vacancies; (6) provide management the ability to alter the size of the board without shareholder approval; (7) require two candidates per board seat; (8) eliminate entirely directors' and officers' liability for monetary damages for violating the duty of care; and (9) provide indemnification that would expand coverage beyond just legal expenses to actions, such as negligence.

      o We will evaluate on a CASE-BY-CASE basis: (1) director nominees; (2) proposals regarding director and officer indemnification and liability protections, using Delaware law as the standard; and (3) proposals seeking to establish or amend director qualifications.

APPROVAL OF INDEPENDENT AUDITORS

      o We generally vote FOR proposals seeking to ratify the selection of auditors.

      o We will evaluate on a CASE-BY-CASE basis shareholder proposals requesting: (1) companies to prohibit or limit their auditors from engaging in non-audit services and (2) audit firm rotation.

SHAREHOLDER RIGHTS

      o We generally vote FOR proposals seeking to: (1) remove restrictions on the right of shareholders to act independently of management; (2) allow or make easier shareholder action by written consent; and (3) lower supermajority shareholder vote requirements.

      o We generally vote AGAINST proposals seeking to: (1) restrict or prohibit shareholder ability to call special meetings; (2) restrict or prohibit shareholder ability to take action by written consent;
            (3) require a supermajority shareholder vote; and (4) adopt fair price provisions with shareholder vote requirements greater than the majority of disinterested shares.

      o We will evaluate on a CASE-BY-CASE basis proposals seeking: (1) to adopt a fair price provision and (2) open access.

ANTI-TAKEOVER DEFENSES AND VOTING RELATED ISSUES

      o We generally vote FOR proposals: (1) seeking to adopt confidential voting, use independent vote tabulators and use independent inspectors of election; (2) by management seeking to change the date/time/location of the annual meeting; (3) by shareholders requesting a company to submit its poison pill for shareholder ratification or redeem it; (4) seeking to opt out of control share acquisition and cashout statutes; (5) seeking to restore voting rights to the control shares; (6) seeking to adopt anti-greenmail charter or bylaw amendments or otherwise restrict a company's ability to make greenmail payments; (7) by shareholders requesting that any future poison pill be put to a shareholder vote; and (8) seeking to opt out of state disgorgement and freezeout provisions.

      o We generally vote AGAINST proposals: (1) seeking to provide management with the authority to adjourn an annual or special meeting absent compelling reasons; (2) by shareholders seeking to change the date/time/location of the annual meeting; (3) seeking to eliminate cumulative voting; (4) seeking to amend the charter to include control share acquisition provisions; (5) seeking to increase authorized common stock for the explicit purpose of implementing a shareholder rights plan ("poison pill"); (6) seeking to reduce quorum requirements for shareholder meetings below a majority of the shares outstanding; and (7) seeking to approve other business when it appears as a voting item.

      o We will evaluate on a CASE-BY-CASE basis proposals: (1) regarding a bundled or conditioned proxy; (2) requesting reimbursement of proxy solicitation expenses; (3) requesting advance notice; (4) seeking to restore or permit cumulative voting; (5) requesting opt in or out of state takeover statutes; and (6) regarding anti-greenmail when bundled with other charter bylaw amendments.

CORPORATE GOVERNANCE

      o We generally vote FOR proposals: (1) seeking to amend bylaws or charters for housekeeping changes; (2) regarding reincorporation; and (3) give the board the ability to amend the bylaws in addition to shareholders.

      o We generally vote AGAINST proposals that give the board the exclusive ability to amend the bylaws.

      o We will evaluate on a CASE-BY-CASE basis proposals requesting a change in a company's state of incorporation.

CAPITAL STRUCTURE

      o We generally vote FOR proposals seeking to: (1) increase common share authorization for a stock split or dividend; (2) implement a reverse stock split; (3) authorize preferred stock where the company specifies the rights of such stock and they appear reasonable; (4) reduce the par value of common stock; (5) institute open-market share repurchase plans in which all shareholders may participate in equal terms; (6) approve increases in common stock beyond the allowable increase when a company's shares are in danger of being delisted or there is a going concern issue; (7) create a new class of non-voting or sub-voting common stock; and (8) create "declawed" blank check preferred stock.

      o We generally vote AGAINST proposals seeking to: (1) increase the number of authorized shares that have superior voting rights at companies with dual-class capital structures; (2) authorize the creation of new classes of blank check preferred stock; (3) increase the number of blank check preferred stock when no shares have been issued or reserved for a specific purpose; and (4) create a new class of common stock with superior voting rights.

      o We will evaluate on a CASE-BY-CASE basis proposals: (1) seeking to increase the number of shares of common and preferred stock authorized for issue; (2) seeking to implement a reverse stock split that does not proportionately reduce the number of shares authorized for issue; (3) requesting preemptive rights; (4) regarding a debt restructuring plan; (5) regarding the creation of tracking stock; (6) regarding conversion of securities; (7) regarding the formation of a holding company; (8) regarding "going private" transactions; (9) regarding private placements; (10) regarding recapitalizations; and (11) seeking to increase the number of blank check preferred stock after analyzing the number of preferred shares available for issue given a company's industry and performance in terms of shareholder return.

EXECUTIVE AND DIRECTOR COMPENSATION

      o We generally vote FOR proposals: (1) requesting additional disclosure of executive and director pay information; (2) requesting golden and tin parachutes be submitted for shareholder ratification;
            (3) requesting shareholder approval in order to implement an ESOP or to increase authorized shares for existing ESOPs, except where excessive; (4) seeking to implement a 401(k) savings plan for employees; (5) regarding plans which provide a dollar-for-dollar cash for stock exchange; (6) seeking to eliminate retirement plans for non-employee directors; (7) seeking to simply amend shareholder approved compensation plans to comply with OBRA laws; (8) seeking to add performance goals to existing compensation plans to comply with OBRA laws; (9) requesting cash or cash and stock bonus plans that are submitted to shareholders for the purpose of exempting compensation under OBRA laws; (10) seeking to put option repricings to a shareholder vote; (11) requesting the company to expense stock options; (12) advocating the use of performance-based equity awards;
            (13) requesting to put extraordinary benefits contained in Supplemental Executive Retirement Plans (SERP) agreements to a shareholder vote; and (14) seeking to exclude pension fund income in the calculation of earnings used in determining executive bonuses/compensation.

      o We generally vote AGAINST proposals: (1) seeking to set absolute levels of compensation; (2) requiring director fees to be paid in stock only; (3) regarding plans that expressly permit the repricing of underwater stock options without shareholder approval; (4) for plans in which the CEO participates if there is a disconnect between the CEO's pay and company performance and the main source of the pay increase is equity-based; (5) requesting retirement plans for non-employee directors; and (6) seeking equity plans where the company has a high average three-year burn rate.

      o We will evaluate on a CASE-BY-CASE basis proposals: (1) regarding compensation plans; (2) regarding employee stock purchase plans; (3) seeking to ratify or cancel golden or tin parachutes; (4) seeking to provide an option of taking all or a portion of cash compensation in the form of stock; (5) regarding plans which do not provide a dollar-for-dollar cash for stock exchange; (6) by management seeking approval to reprice options; (7) seeking to amend existing OBRA plans to increase shares reserved and to qualify for favorable tax treatment under the OBRA laws; (8) by shareholders regarding all other executive and director pay issues; and (9) seeking mandatory holding periods for executives to hold stock after option exercise.

MERGERS AND CORPORATE RESTRUCTURINGS

      o We generally vote FOR proposals seeking to: (1) restore or provide shareholders with rights of appraisal and (2) change the corporate name.

      o We generally vote AGAINST proposals requesting the board to consider non-shareholder constituencies or other non-financial effects when evaluating a merger or business combination.

      o We will evaluate on a CASE-BY-CASE basis proposals: (1) regarding mergers and acquisitions; (2) regarding spin-offs; (3) regarding asset sales; (4) regarding asset purchases; (5) regarding liquidations; (6) regarding joint ventures; and (7) seeking to maximize shareholder value.

SOCIAL AND ENVIRONMENTAL ISSUES

      o We generally vote FOR proposals: (1) requesting additional information, particularly when it appears companies have not adequately addressed shareholders' environmental concerns; (2) outlining vendor standards compliance; (3) outlining a company's involvement in spaced-based weaponization; (4) outlining the company's efforts to diversify the board; (5) outlining the company's affirmative action initiatives; (6) outlining the company's progress towards the Glass Ceiling Commission's business recommendations; (7) seeking to amend the company's EEO policy to include sexual orientation; (8) requesting reports on greenhouse gas emissions; (9) requesting reports on the feasibility of developing renewable energy sources; and (10) requesting a report on policies and initiatives related to social, economic, and environmental sustainability.

      o We generally vote AGAINST proposals: (1) seeking to completely phase out genetically engineered (GE) ingredients from the company's products; (2) requesting a report on the health and environmental effects of genetically modified organisms (GMOs); (3) seeking to label GE ingredients voluntarily; (4) requesting a report on a company's policies aimed at curtailing gun violence; (5) requesting stronger tobacco product warnings as such decisions are better left to public health authorities; (6) seeking to prohibit investment in tobacco equities as such decisions are better left to portfolio managers; (7) requesting the company to affirm political nonpartisanship in the workplace; (8) requesting reporting or publishing in newspapers the company's political contributions; (9) seeking to disallow or restrict the company from making political or charitable contributions; (10) requesting a list of company associates that have prior government service and whether such service had a bearing on the company; (11) seeking to implement the China Principles; (12) requesting reports on foreign military sales or offsets; (13) requesting a company to cease production of nuclear weapons; and (14) seeking to extend company benefits to or eliminate benefits from domestic partners, as benefit decisions should be left to the discretion of the company; (15) requesting companies to establish, implement and report on a standard of response to the health pandemic in Africa and other developing countries; (16) requesting a report outlining potential environmental damage from drilling in the Artic National Wildlife Refuge (17) calling for a reduction in greenhouse gas emissions by specified amounts within restrictive time frames unless special circumstances; (18) seeking to invest in renewable energy sources; and (19) seeking the adoption of specific committee charter language regarding diversity.

      o We will evaluate on a case-by-case basis proposals: (1) seeking to phase out the use of animals in product testing; (2) requesting the company to implement price restrains on pharmaceutical products; (3) requesting a report on the feasibility of labeling GE ingredients;
            (4) requesting a report on the financial, legal and environmental impact of continued use of GE ingredients; (5) reques ting a report on the company's procedures for preventing predatory lending; (6) regarding tobacco; (7) seeking to adopt the CERES Principles; (8) seeking to adopt a comprehensive recycling strategy; (9) seeking to review ways to link executive compensation to social factors; (10) requesting a report detailing the company's operations in a particular country and steps to protect human rights; (11) seeking to implement certain human rights standards; (12) seeking to endorse or increase activity on the MacBride Principles; (13) requesting a company to renounce future involvement in antipersonnel landmine and cluster bomb production; (14) requesting a company to increase the diversity of the board; (15) requesting reports on assessing economic risks of environmental performance;
            (16) requesting reports outlining the impact of the health pandemic on the company's Sub-Saharan operations; (17) calling for companies to report on the risks associated with outsourcing and/or offshoring; and (18) requesting a board committee review and report outlining the company's operations in Iran.

OTHER SITUATIONS

No Proxy Voting Policy can anticipate all potential proxy voting issues that may arise. Consequently, other issues that appear on proxies are reviewed on a case-by-case basis and our vote is cast in a manner that we believe is in the best interest of the affected client(s).

CONFLICT OF INTEREST IDENTIFICATION AND RESOLUTION

      LRC seeks to minimize the potential for conflict by utilizing the services of an independent, third-party to provide voting recommendations that are consistent with this Policy as well as relevant requirements of the Employee Retirement Income Security Act of 1974 (ERISA) and the U.S. Department of Labor's interpretations thereof. Occasions may arise during the voting process in which the best interest of clients might conflict with the third-party vendor's interests. The third-party vendor has developed an insulated wall ("chinese wall") as security between its proxy recommendation service and the other services it provides to clients who may also be a portfolio company for which proxies are solicited. Furthermore, the third-party vendor will periodically provide a periodic update for LRC's consideration in evaluating the third-party vendors' recommendations

While it is generally expected that most proxies will be voted consistent with the research providers recommendation, there may be instances where the investment analyst believes that under the circumstances, an issue should be voted in a manner which differs from the recommended vote. These instances are considered an "Override" and all such overrides must be approved by the CIO and CCO and subsequently reported to the Committee. In approving any such Override, the CIO and CCO will use their best judgment to ensure that the spirit of this Policy is being followed and the vote is cast in the best interest of the affected client(s).

In an effort to ensure that material conflicts of interest or potential conflicts of interest have been identified in Override situations, LRC has developed a Proxy Vote Watch List (the "Watch List"). The Watch List, which is maintained by the CCO, summarizes public companies with whom LRC may have a material conflict of interest with a client in voting a proxy. These may include the following situations:

      o Public companies with whom LRC has a current or prospective material business relationship(1);
      o Public companies for whom LRC directly or indirectly provides investment advisory services (e.g. a separate account client, a wrap sponsor);
      o Public companies where a LRC employee, or spouse of a LRC employee, is a senior officer, director or has a material business relationship;
      o Other situations that may arise from time-to-time and will be evaluated based on specific facts and circumstances and added to the Watch List if deemed appropriate.

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All Overrides approved by the CIO and CCO that related to companies for which a potential conflict of interest has been identified are reviewed by the General Counsel, or his designate. The General Counsel, or his designate, will refer the matter to the Committee for their evaluation and input as to how the conflict of interest should be resolved. If a member of the Committee themselves are the source of the conflict, they will not participate in the decision on how to resolve the conflict or determine how to vote the proxy.

In resolving a conflict, the Committee may decide to take one of the following courses of action: (1) determine that the conflict or potential conflict is not material, (2) request that disclosure be made to clients for whom proxies will be voted to disclose the conflict of interest and the recommended proxy vote and to obtain consent from such clients, (3) engage an independent third-party or fiduciary to determine how the proxies should be voted, (4) abstain from voting or (5) take another course of action that, in the opinion of the Committee, adequately addresses the potential for conflict.

DUTY OF EMPLOYEES

Employees are required to report to the CCO any improper influence regarding proxy voting.

DISCLOSURE TO CLIENTS

Liberty Ridge's Form ADV will include a description of this Policy and, upon request, Liberty Ridge Capital, Inc. will provide clients a copy of the complete Policy. LRC will also provide to clients, upon request, information on how their securities were voted. LRC will provide a report to the PBHG Funds' Board of any identified proxy voting conflict and how they were resolved.

PROXY VOTING OPERATIONAL PROCEDURES

      RECONCILIATION PROCESS

Upon LRC 's receipt of proxy materials, the Proxy Voting Clerk reconciles the number of shares to be voted as of the record date set forth in the proxy materials against the number of shares as of the record date set forth in LRC's records. Because LRC is committed to resolving all share number discrepancies, the Proxy Voting Clerk uses every reasonable effort to reconcile any share number discrepancy with the appropriate custodian bank. If LRC no longer holds shares in the company on whose behalf proxy votes are being solicited, the Proxy Voting Clerk does not vote those proxies.

      VOTING IDENTIFIED PROXIES

A proxy is identified when it is reported through a third-party vendor's automated system or when a custodian bank notifies LRC of its existence. As a general rule, the Proxy Voting Clerk votes all U.S. and non-U.S. proxies to which LRC is entitled to vote that are identified within the solicitation period. Consistent with Department of Labor Interpretative Bulleting 94-2 relating to ERISA proxy voting, LRC may apply a cost-benefit analysis to determine whether to vote a non-U.S. proxy. For example, if LRC is required to re-register shares of a company in order to vote a proxy and that re-registration process imposes trading and transfer restrictions on the shares, commonly referred to as "blocking," the Proxy Voting Clerk generally abstains from voting that proxy. Although not necessarily an exhaustive list, other instances in which LRC may be unable or may determine not to vote a proxy are as follows: (1) situations

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

where the underlying securities have been lent out pursuant to a client's securities lending program; (2) instances when proxy materials are not delivered in a manner that provides sufficient time to analyze the proxy and make an informed decision by the voting deadline.

      PROXY VOTING CLERK PROCEDURES

The Proxy Voting Clerk generally votes proxies, as follows:

      (a) The Proxy Voting Clerk prints the Proxy Analysis Report. This report is a compilation of "FOR", "AGAINST", "ABSTAIN", and "WITHHOLD" recommendations received from the third-party proxy research provider with respect to the issues on a particular proxy;

      (b) The Proxy Voting Clerk compares outstanding proxies against a list of the third-party vendor's clients, supplied periodically by the third-party vendor, to determine whether a potential for conflict may exist.

      (c) The Proxy Voting Clerk sends the Proxy Analysis Report to the research analyst who covers the company for his/her review along with a determination as to whether there is a potential conflict of interest on behalf of the third-party vendor;

      (d) In reviewing the recommendations to determine how to vote the proxy in the best interest of clients, the research analyst may consider information from various sources, such as a portfolio manager, another research analyst, management of the company conducting the proxy, shareholder groups, and other relevant sources;

      (e) If the analyst is voting all items on the ballot in a manner that is consistent with the proxy research provider's recommendations, he/she checks the appropriate box on the Proxy Voting Materials cover sheet, signs where indicated and returns it to the Proxy Voting Clerk. In instances where the analyst disagrees with the research provider's recommended vote and decides to vote an item differently, the analyst's recommended vote will be considered an "Override". All Overrides must be discussed with, and approved by, the CIO and the CCO. The CIO, CCO, and the analyst must sign the Proxy Voting Materials cover sheet and return it to the Proxy Voting Clerk with a brief explanation that documents the rationale for their decision;

      (f) The Proxy Voting Clerk compiles all overridden recommendations in a Proxy Vote Override Report. The Overrides are then compared to the Proxy Vote Watch List to identify potential conflict situations.

      (g) If a proxy being overridden is a company for which a potential conflict of interest has been identified, the Proxy Voting Clerk will promptly forward the proxy to the General Counsel, or his designate. The General Counsel, or his designate, reviews the Overrides and may confirm the Overrides in consultation with the CIO and CCO. The General Counsel, or his designate, will refer the matter to the full Committee for their evaluation and input as to how the conflict of interest should be resolved.

      (h) Upon resolution by the Committee or otherwise, the CCO will return the Proxy Override Report to the Proxy Voting Clerk indicating how the matter should be voted.

      (i) The Proxy Voting Clerk votes the proxies as instructed in the Proxy Analysis Report and the Proxy Vote Override Report; and

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      (j)   The Proxy Voting Clerk prepares a Proxy Voting Record Report for the
            Committee on a periodic basis. The Proxy Voting Record Report includes all proxies that were voted during a period of time.

      (k) The Proxy Voting Clerk also prepares a Proxy Override Summary Report that documents all vote recommendations received from the proxy research provider that were overridden during the period. The Proxy Override Summary Report describes the potential conflicts of interest that have been identified and their resolution. These reports are periodically reviewed by the Committee.

MAINTENANCE OF PROXY VOTING RECORDS

The following records are maintained for a period of six years, with records being maintained for the first two years on site:

      o     These policy and procedures, and any amendments thereto;
      o     Each proxy statement (maintained on a third-party automated system);
      o Record of each vote cast (maintained on a third-party automated system);
      o Documentation, if any, created by LRC that was material to making a decision how to vote proxies on behalf of a client or that memorializes the basis for a decision;
      o     Various reports related to the above procedures; and
      o Each written client request for information and a copy of any written response by LRC to a client's written or oral request for information.

Adopted:  August 2005

s:/Common/policies/Liberty Ridge Compliance Manual

                              PROXY VOTING POLICIES
                                 AND PROCEDURES

                            MUNDER CAPITAL MANAGEMENT

                                THE MUNDER FUNDS*

I     Introduction.........................................................   16
II    General Principle....................................................   16
III   The Proxy Committee..................................................   17
IV    ERISA Fiduciary Duties and Proxy Voting..............................   17
V     Process..............................................................   17
      A.       Routine Corporate Administrative Items......................   18
      B.       Special Interest Issues.....................................   19
      C.       Issues Having the Potential for Major Economic Impact.......   20
               1.       Executive Compensation Plans.......................   20
               2.       Prevention of Greenmail............................   20
               3.       Cumulative Voting of Directors.....................   20
               4.       Super-Majority Provisions..........................   21
               5.       Fair Price Provisions..............................   21
               6.       Defensive Strategies...............................   21
               7.       Business Combinations or Restructuring.............    6
      D.       Review of ISS Recommendations...............................   22
      E.       Overriding ISS Recommendations..............................   23
VI    Disclosure of Vote...................................................    2
      A.       Public and Client Disclosures...............................    2
      B.       Mutual Fund Board of Trustees...............................    2
VII   Reconciliation.......................................................    2
VIII  Recordkeeping........................................................    3

* The term "Munder Funds" shall include, and these Proxy Voting Policies and Procedures shall also be approved by the Board of Trustees of, and shall be applicable with respect to, Munder Series Trust, Munder Series Trust II and The Munder @Vantage Fund.

(Revised 10/2005)

                      PROXY VOTING POLICIES AND PROCEDURES

                            MUNDER CAPITAL MANAGEMENT

                               THE MUNDER FUNDS*

I     INTRODUCTION

      Munder Capital Management, including its index management division, World Asset Management (the "Advisor"), is an investment advisor registered under the Investment Advisers Act of 1940 (the "Advisers Act"). The Munder Funds are registered as investment companies pursuant to the Investment Company Act of 1940. Pursuant to the investment advisory agreements with respect to the Munder Funds, the Board of Trustees of the Munder Funds has delegated to the Advisor discretionary investment management authority with respect to the assets of the Munder Funds (which includes proxy voting authority) and directed that the Advisor implement these Policies and Procedures in exercising that authority, as applicable to the Munder Funds. Set forth below is the Advisor's policy on voting shares owned by advisory clients over which it has discretionary voting authority. These policies may be revised from time to time (but with respect to the Munder Funds, only with approval of the Board of Trustees of the Munder Funds).

II    GENERAL PRINCIPLE

      The Advisor has adopted and implements these Proxy Voting Policies and Procedures ("Policies and Procedures") as a means reasonably designed to ensure that the Advisor votes any proxy or other beneficial interest in an equity security over which the Advisor has discretionary proxy voting authority prudently and solely in the best interest of advisory clients and their beneficiaries considering all relevant factors and without undue influence from individuals or groups who may have an economic interest in the outcome of a proxy vote.

      The Advisor will accept directions from clients to vote their proxies in a manner that may result in their proxies being voted differently than we might vote proxies of other clients over which the Advisor has full discretionary authority. For example, some labor unions may instruct the Advisor to vote proxies for their accounts in accordance with the AFL-CIO Proxy Voting Standards, and religious institutions may instruct us to vote their proxies in a manner consistent with standards they establish. With respect to those clients desiring AFL-CIO Proxy Voting, the Advisor has retained Proxy Voter Services ("PVS"), a

------------
* The term "Munder Funds" shall include, and these Proxy Voting Policies and Procedures shall also be approved by the Board of Trustees of, and shall be applicable with respect to, Munder Series Trust, Munder Series Trust II and The Munder @Vantage Fund.

division of International Shareholder Services Inc. ("ISS"), to recommend how to vote such proxies. Similarly, ISS has worked with the Advisor to develop custom guidelines for certain religious organizations. These Policies and Procedures do not generally discuss PVS or other customized proxy voting guidelines, as the Advisor believes such guidelines are client selected guidelines. The Advisor will generally not override ISS's recommendations with respect to voting proxies for accounts subject to PVS and other custom guidelines absent further client direction or authorization.

III   THE PROXY COMMITTEE

      The members of the Proxy Committee are set forth on Exhibit A. The Proxy Committee has authorized and approved these Policies and Procedures. The Proxy Committee meets as needed to administer the Advisor's proxy review and voting process and revise and update these Policies and Procedures as new issues arise. In instances of business combinations, such as proposed mergers or similar corporate actions, the Proxy Committee or its delegates also may consult with the applicable portfolio manager or portfolio management team of the accounts holding the relevant security to determine whether the business combination is in the best interest of the client. The Proxy Committee may cause the Advisor to retain one or more vendors to review, monitor and recommend how to vote proxies in client accounts in a manner consistent in all material respects with these Policies and Procedures and then ensure that such proxies are voted on a timely basis.

IV    ERISA FIDUCIARY DUTIES AND PROXY VOTING

      The voting of proxies on securities held in employee benefit plan investment portfolios is governed by the Employee Retirement Income Security Act of 1974 ("ERISA"). Accordingly, those who vote such proxies are subject to ERISA's fiduciary duty provisions. In general, an ERISA fiduciary who votes proxies has a duty of loyalty, a duty of prudence, a duty to comply with plan documents and a duty to avoid prohibited transactions. The Proxy Committee reasonably believes that these Policies and Procedures satisfy ERISA's fiduciary duty requirements generally and, in particular, the Department of Labor's 1994 interpretive bulletin discussing ERISA's fiduciary duty provisions in the proxy voting context. IB 94-2 (29 CFR Section 2509.94-2).

V     PROCESS

      In order to apply the general policy noted above in a timely and consistent manner, the Advisor has retained ISS to review proxies received by client accounts and recommend how to vote them. ISS has established voting guidelines that are consistent in all material respects with the policies and the process noted herein. A summary of ISS's general Proxy Voting Guidelines is attached hereto as Exhibit B. Furthermore, with respect to those clients that have directed the Advisor to follow ISS's PVS Proxy Voting Policy Statement and Guidelines, a summary of such statement and guideline is attached hereto as Exhibit C. The PVS and other client-selected voting guidelines may result in votes that differ from votes cast pursuant to these Policies and Procedures. At least annually, the Proxy Committee will review ISS's general Proxy Voting Guidelines to confirm that they are consistent in all material respects with these Policies and Procedures.

      The Advisor will review selected ISS's recommendations at least monthly (as described in Subsection D below) as part of its fiduciary duty to ensure that it votes proxies in a manner consistent

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

with the best interest of its clients. Recommendations are communicated through ISS's website. Absent a determination to override ISS's recommendation as provided elsewhere in these Policies and Procedures, client proxies will be voted in accordance with applicable ISS guidelines and recommendations. Because different client accounts may be voted in accordance with different guidelines, client accounts could be voted differently on the same matter. The Advisor has also retained ISS for its turnkey voting agent service to administer its proxy voting operation. As such, ISS is responsible for ensuring that all proxies are submitted in a timely manner.

      ISS will automatically vote all client proxies in accordance with its recommendations, unless the Advisor determines to override such recommendation. The criteria for reviewing ISS's recommendations are generally set forth in Subsections A - C below. As described below, in certain instances, the Advisor has determined that the nature of the issues raised by the proxy proposal together with the costs of reviewing ISS's recommendations with respect to a particular security outweigh the potential benefits to clients from the Advisor's review of ISS's advice and recommendations. In each instance where the Advisor does not separately review ISS's recommendations, the Advisor will always vote client proxies consistent with ISS's recommendations. In each instance where the Advisor does separately review ISS's recommendation, the Advisor may vote differently from ISS's recommendation, if, based upon the criteria set forth in Subsections A-C below, the Advisor determines that such vote is in clients' best interests (as described in Subsection E below).

            A.    Routine Corporate Administrative Items

            Philosophy: The Advisor generally is willing to vote with recommendations of management on matters of a routine administrative nature. The Advisor's position is that management should be allowed to make those decisions that are essential to the ongoing operation of the company and that are not expected to have a major economic impact on the corporation and its shareholders. Examples of issues on which the Advisor will normally vote with management's recommendation include:

            1. appointment or election of auditors, unless the auditor is not independent fees for non-audit services are excessive or there is reason to believe that the auditor has rendered an opinion which is neither accurate nor fairly indicative of the corporation's financial position;

            2. increases in authorized common or preferred shares (unless the amounts are excessive, the number of shares of a class of stock with superior voting rights is to be increased, or management intends to use the additional authorized shares to implement a takeover defense, in which case the Advisor will analyze the proposal on a case-by-case basis as set forth in section C below);

            3.    directors' liability and indemnification; unless:

                  o the proposal would entirely eliminate directors' liability for violating the duty of care; or

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

                  o the proposal would expand coverage beyond mere reimbursement of legal expenses to acts such as negligence, that are more serious violations of fiduciary obligations;

                  provided, however, that the Advisor will ordinarily vote with management's recommendation to expand coverage in cases when a director's legal defense was unsuccessful if: (a) the director was found to have acted in good faith and in a manner that he reasonably believed was in the best interests of the corporation; and (b) only the director's legal expenses were covered;

            4.    name changes; or

            5.    the time and location of the annual meeting.

      The Advisor generally opposes minimum share ownership requirements for directors on the basis that a director can serve a company well regardless of the extent of his share ownership. The election or re-election of unopposed directors is reviewed on a case-by-case basis. The Advisor will generally vote against an item denoting "such other business as may come before the meeting" because the Advisor will not vote "for" or "against" issues of which the Advisor is not aware.

            B.    Special Interest Issues

            Philosophy: While there are many social, religious, political, and other special interest issues that are worthy of public attention, the Advisor believes that the burden of social responsibility rests with management. Because the Advisor's primary responsibility in voting proxies is to provide for the greatest shareholder value, the Advisor is generally opposed to special interest proposals that involve an economic cost to the corporation or that restrict the freedom of management to operate in the best interest of the corporation and its shareholders. However, the Advisor may vote for disclosure reports seeking additional information on a topic, particularly when it appears companies have not adequately addressed related shareholder concerns. Accordingly, except as provided in the prior sentence, the Advisor will generally either refrain from voting on shareholder proposals, or vote with management's recommendation, on issues such as:

            1.    restrictions on military contracting,
            2.    restrictions on the marketing of controversial products,
            3.    restrictions on corporate political activities,
            4.    restrictions on charitable contributions,
            5.    restrictions on doing business with foreign countries,
            6.    a general policy regarding human rights,
            7.    a general policy regarding employment practices,
            8.    a general policy regarding animal rights,
            9.    a general policy regarding nuclear power plants, and
            10. rotating the location of the annual meeting among various cities.

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

      Client accounts utilizing ISS's PVS Proxy Voting Policies and Guidelines, ISS's Proxy Voting Guidelines for religious institutions or other customized guidelines may attribute additional shareholder value to one or more of the foregoing matters, and thus ISS or other client guidelines may, on a case-by-case analysis, recommend voting in favor of such shareholder proposals or issues for the applicable client accounts.

            C.    Issues Having the Potential for Major Economic Impact

            Philosophy: The Advisor is not willing to vote with management on proposals that have the potential for major adverse economic impact on the corporation and the long-term value of its shares without independent analysis. The Advisor believes that the owners of the corporation should carefully analyze and decide such issues on a case-by-case basis. The following are examples of the issues that the Advisor believes have the potential for major economic impact on shareholder value:

                  1.    Executive Compensation Plans

      Stock-based incentive plans are among the most economically significant issues upon which shareholders are entitled to vote. Approval of these plans may result in large transfers of shareholders' equity out of the company to plan participants as awards vest and are exercised. The cost associated with such transfers should be measured if incentive plans are to be managed properly. Accordingly, the Advisor has delegated to ISS the estimation of the cost of a company's stock-based incentive program. An estimated dollar value for each award is determined by factoring into an option-pricing model the number of shares reserved, the exercise price, the award term, the vesting parameters, and any performance criteria. The Advisor believes that this approach affords the board adequate flexibility to structure incentive programs to meet the needs of its employees, while shareholders are ensured that the costs associated with a proposed plan are reasonable and linked to performance. A proposed stock-based incentive plan is evaluated in conjunction with all previously adopted plans to provide an overall snapshot of the company's compensation system. The aggregate value of the compensation system is then expressed as a percentage of the company's market capitalization. An allowable cap is determined by reference to the average amount paid by companies performing in the top quartile of their industry-specific peer groupings and adjusted based on differing market capitalizations.

                  2.    Prevention of Greenmail

      These proposals seek to prevent the practice of "greenmail," or accumulating large blocks of common stock for the purpose of pressuring corporations into repurchasing the stock at above market prices in order to avoid a takeover proxy fight. In general, the Advisor opposes greenmail. The Advisor believes that, if a corporation offers to buy back its stock, the offer should be made to all shareholders, not just a select group or individual.

                  3.    Cumulative Voting of Directors

      Cumulative voting allows a shareholder with sufficient stock ownership to cast all his share votes for one director and assure election of that director to the board. The Advisor believes that, if a person

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

owns a significant portion of a company, he ought to be able to elect a director of his choosing, and the Advisor will therefore generally support cumulative voting in the election of directors.

                  4.    Super-Majority Provisions

      These corporate charter amendments generally require that a very high percentage of share votes (70-85%) be cast affirmatively to approve a merger or other business combinations, unless the board of directors has approved it in advance. These provisions have the potential to give management "veto power" over merging with another company, even though a majority of shareholders may favor the merger. In most cases, the Advisor believes that requiring super-majority approval of mergers places too much veto power in the hands of management and other minority shareholders at the expense of the majority shareholders, and the Advisor will generally vote against such provisions.

                  5.    Fair Price Provisions

      These provisions are directed toward discouraging two-tier acquisitions where an interested shareholder (who owns 10% or more of the common stock) makes a partial tender offer at one price to gain control of the company and then completes the merger by paying the remaining shareholders a lower price or different consideration. Shareholders who pass on the first offer may be forced to accept the later offer at an unattractive price. Fair price provisions require a super-majority vote (generally 70-85% of outstanding shares) to approve a merger involving an interested stockholder, unless either a minimum "fair price" (often defined as the highest price the interested shareholder paid for his shares in a given time period preceding his tender offer) is paid to all shareholders or the merger is approved by a majority of the continuing directors. Fair price provisions will generally be analyzed on a case-by-case basis. Factors to be considered include the vote required to approve the proposed acquisition, the vote required to repeal the fair price provision, and the mechanism used to calculate the fair price. The Advisor will typically oppose a fair price provision, if the proposal requires a vote of greater than a majority of disinterested shares to repeal the provision.

                  6.    Defensive Strategies

      The Advisor analyzes these proposals on a case-by-case basis to determine the effect on shareholder value. The Advisor's decision will be based on whether the Advisor believes that the proposal enhances long-term economic value for shareholders. Examples of the types of proposals governed by this paragraph include, without limitation, those that:

                  a. create (which generally opposed to approving, unless it cannot be used as a take-over defense) or eliminate "blank check preferred" shares;

                  b. classify or stagger the board of directors (which the Advisor is generally opposed to approving) or eliminate such classification or staggering (which the Advisor typically agrees should be eliminated);

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

                  c. establish or redeem "poison pills" that make it financially unattractive for a shareholder to purchase more than a small percentage of the company's shares;

                  d.    change the size of the board; or

                  e. authorize or prevent the repurchase of outstanding shares.

                  f.    Business Combinations or Restructuring

      The Advisor analyzes these proposals on a case-by-case basis to determine the effect on shareholder value. The Advisor's decision will be based on whether the Advisor believes that the proposal enhances long-term economic value for shareholders.

            D.    Voting in Foreign Markets

      Corporate governance standards, disclosure requirements, and voting mechanics vary greatly among the markets outside the United States in which client accounts may invest. The Advisor will evaluate issues presented to shareholders for each client's foreign holdings in the context of the guidelines described above, as well as local market standards and best practices. The Advisor will vote proxies in foreign markets in a manner generally consistent with these guidelines, while taking into account differing practices by market. In addition, there may be instances when the Advisor elects not to vote as described below.

      Many foreign markets require that securities be blocked or reregistered to vote at a company's meeting. The Advisor generally will not subject client accounts to the loss of liquidity imposed by these requirements. In addition, the costs of voting (e.g., custodian fees, vote agency fees) in foreign markets may be higher than for U.S. holdings. As such, the Advisor may limit its voting proxies on foreign holdings in instances where the issues presented are unlikely to have a material impact on shareholder value.

            E.    Review of ISS Recommendations

      On a regular basis, but no less frequently than monthly, the Proxy Committee will review selected ISS recommendations for upcoming shareholder meetings. The Advisor has determined that the costs of reviewing ISS's advice and recommendations with respect to a particular security outweigh the potential benefits to clients from the Advisor's review of ISS's advice and recommendations, unless:

      (1) Complex, Unusual or Significant. ISS's recommendation relates to proxy proposals that are complex or unusual or that raise significant issues (E.G., anti-takeover provisions or business combinations and/or restructurings), and

      (2) Client Holdings are Meaningful. For these purposes, the holding of a particular issuer would be considered to be meaningful if

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            (i)   the particular issuer soliciting proxies or to whom the proxy solicitation relates represents at least one percent (1%) of the fair market value of any client account and the fair market value of the portfolio holding is at least one million dollars ($1,000,000); or

            (ii) all client accounts with respect to which the Advisor holds full discretionary authority to vote a client's proxies hold, in the aggregate, at least one percent (1%) of the outstanding voting shares of the issuer.

As a result of the foregoing, the Advisor will generally vote proxies consistent with ISS's recommendations without independent review, unless the subject matter of the proxy solicitation raises complex, unusual or significant issues and the cost of reviewing ISS's advice and recommendations with respect to a particular proxy do not outweigh the potential benefits to clients from its review of ISS's advice and recommendations.

      Minutes will not be kept of Proxy Committee meetings. However, any determinations by the Proxy Committee and the Legal/Compliance Department to vote proxies differently from the applicable ISS recommendation, as described more fully below, shall be documented and retained as a record of the Advisor and/or the Munder Funds as specified in Section VIII hereof.

            E.    Overriding ISS Recommendations

      From time to time a portfolio manager, an analyst or a member of the Proxy Committee may disagree with ISS's recommendation on how to vote client proxies for one or more resolutions. However, because the Advisor may have business interests that exposes it to pressure to vote a proxy in a manner that may not be in the best interest of its clients, all requests to vote differently from the ISS recommendation with respect to a particular matter must be given to the Proxy Manager (who is identified in Exhibit A) or, in the absence of the Proxy Manager, another member of the Proxy Committee for independent review by the Proxy Committee. Following receipt of such request, the Proxy Manager or Proxy Committee member will follow the following process:

      (1) Complete a Proxy Override Request Form which contains: (a) information regarding the resolution in question; (b) the rationale for not following ISS's recommendation; and (c) the identification of any actual or potential conflicts between the interests of the Advisor and those of one or more of its clients (or sought-after clients) with respect to the voting of a proxy.

            (a) In identifying all actual or potential conflicts of interest, the Proxy Manager or other Proxy Committee member shall take steps that the Proxy Committee believes are reasonably designed to determine whether the Advisor has any business interest or relationship or any executive of the Advisor has any business or personal interest or relationship that might influence the Advisor to vote in a manner that might not be in its clients' best interests, considering the nature of the Advisor's business and its clients, the issuer, the proposal, and any other relevant circumstances.

            (b)   A conflict of interest may exist where, for example:

                  (i) The Advisor manages or is actively seeking to manage the assets (including retirement plan assets) of a company whose securities are held in client accounts;

                  (ii) A client or a client-supported interest group actively supports a proxy proposal; or

                  (iii) The Advisor or senior executives of the Advisor may have personal or other business relationships with participants in proxy contests, corporate directors, and candidates for corporate directorships, or in any other matter coming before shareholders - for example, an executive of the Advisor may have a spouse or other close relative who serves as a director of a company or executive of the company.

      (2) The completed Proxy Override Request Form is then submitted to the Proxy Committee and the Legal/Compliance Department for review and approval. BOTH the Proxy Committee and the Legal/Compliance Department must approve an override request for it to be implemented.

            (a) The Proxy Committee will first review the Proxy Override Request Form and supporting documentation to determine whether the requested override is in the best interests of clients holding the proxy. If the requested override is approved by a majority of the available voting members of the Proxy Committee, assuming that at least two voting members of the Policy Committee are available, the requested override and supporting documentation shall be forwarded to the Legal/Compliance Department for their review of any potential or actual conflicts of interest.

            (b) The Legal/Compliance Department may approve any override request approved by the Proxy Committee only if:

                  (i)   No Conflict. No conflict of interest is identified.

                  (ii) Immaterial or Remote Conflict. If a potential or actual conflict of interest is identified, but such conflict, in the reasonable judgment of the Legal/Compliance Department, is so clearly immaterial or remote as to be unlikely to influence any determination made by the Proxy Committee.

                  (iii) Material Conflict. If a potential or actual conflict of interest appears to be material, the Legal/Compliance Department may approve the override only with the written approval for the override request from its applicable clients.(1) Such request for approval for an override shall be accompanied by a written disclosure of the conflict. With respect to shares held by one or more Munder Funds, approval of the override may be sought from the Board Process and Compliance Oversight Committee or a designated member of that Committee. If an override request is approved by the Board Process and Compliance Oversight Committee (or its designated member), the Legal/Compliance Department may approve the override with respect to all applicable clients without seeking or obtaining additional approval from each of them. However, to the extent the Advisor receives instructions from any client, the Advisor will vote such client's shares in accordance with its instructions. If no instructions are received from clients in such circumstance and approval is not obtained from the Board Process and Compliance Oversight Committee, the Advisor will vote the shares in accordance with ISS's recommendation. Examples of material conflicts include:
                        (A) situations where the company soliciting the proxy, or a person known to be an affiliate of such company, is a client of the Advisor and the override proposes to change the vote to favor such client or its management(2) and (B) situations where the company soliciting the proxy, or a person known to be an affiliate of such company is, to the knowledge of any employee of the Advisor involved in reviewing or advocating the potential override, being actively

----------
(1) With respect to advisory clients through wrap programs, the request and disclosure need only to be sent to the wrap program's sponsor.

(2) Conversely, it would be a conflict of interest to override an ISS recommendation and vote against a client or its management.

                        solicited to be either a client of the Advisor and the override proposes to change the vote to favor such potential client or its management.

      (3) If both the Proxy Committee and the Legal/Compliance Department approve the request to override ISS's recommendation for one or more accounts, the authorizing person(s) will memorialize their approval on the Proxy Override Request Form and provide the approved Proxy Override Request Form to the Proxy Manager for communication of the revised voting instruction to ISS.

      (4) The Proxy Manager will preserve a copy of each submitted Proxy Override Request Form, whether or not approved, any supporting documentation, and any client consents, with the records of the Proxy Committee and in accordance with the recordkeeping requirements contained herein.

VI    DISCLOSURE OF VOTE

            A.    Public and Client Disclosures

      Except to the extent required by applicable law or otherwise approved by the Advisor's general counsel or chief legal officer, we will not disclose to third parties how we (or ISS) voted a proxy or beneficial interest in a security. Conversely, upon request from an appropriately authorized individual, we will disclose to our advisory clients or the entity delegating the voting authority to us for such clients (such as a trustee or consultant retained by the client), how we voted such client's proxy or beneficial interest in securities it held. Furthermore, we will describe these Policies and Procedures in our Form ADV, upon request furnish a copy of these Policies and Procedures to the requesting client, and advise clients how they can obtain information on how the Advisor caused their proxies to be voted. The Advisor shall take such action as may be necessary to enable the Munder Funds to further comply with all disclosure obligations imposed by applicable rules and regulations.

            B.    Mutual Fund Board of Trustees

      Every decision to vote on a resolution in a proxy solicited by a company held by a Munder Fund in a manner different from the recommendation of ISS shall be disclosed to the Munder Fund's Board of Trustees at its next regularly scheduled meeting along with an explanation for the vote.

VII   RECONCILIATION

      The Proxy Manager shall seek to reconcile on a regular basis all proxies received against holdings of all client accounts over which the Advisor has voting authority to ensure that all shares held on the record date, and for which a voting obligation exists, are voted.

VIII  RECORDKEEPING

      The Advisor shall, with respect to those clients over which it has discretionary proxy voting authority, make and retain the following:(3)

      1.    Copies of all proxy voting policies and procedures required by section 206(4)-6 of the Advisers Act.

      2. A copy of each proxy statement it receives regarding client securities.(4)

      3. A record of each vote cast by the Advisor (or its designee, such as ISS) on behalf of a client.(5)

      4. A copy of any document created by the Advisor that was material to making a decision as to how to vote proxies on behalf of a client or that memorializes the basis for that decision.(6)

      5. A record of each written client request for information on how the Advisor voted proxies on behalf of the client, and a copy of any written response by the Advisor to any (written or oral) client request for information on how the Advisor voted proxies on behalf of the requesting client.

      All books and records required to be maintained hereunder, shall be maintained and preserved in an easily accessible place, which may include ISS's offices, for a period of not less than five years from the end of the fiscal year during which the last entry was made on such record, the first two years in an appropriate office of the Advisor (or ISS).

Adopted:          February, 2001
Amended as of:    November 2002, May 2003, February 2005, October 2005

----------
(3)   See Rule 20402(c)(2) of the Adviser's Act.

(4) The Advisor may satisfy this requirement by relying on a third party (such as ISS) to make and retain on the Advisor's behalf, a copy of a proxy statement (provided the Advisor has obtained an undertaking from the third party to provide a copy of the proxy statement promptly upon request) or may rely on obtaining a copy of a proxy statement from the SEC EDGAR system at www.sec.gov.

(5) The Advisor may satisfy this requirement by relying a third party (such as ISS) to make and retain, on the Advisor's behalf, a record of the vote cast (provided the Advisor has obtained an undertaking from the third party to provide a copy of the record promptly upon request).

(6) The Advisor will satisfy this obligation by attaching any such documents to any Proxy Override Request Form, as provided elsewhere in these Procedures.

                            MUNDER CAPITAL MANAGEMENT
                            -------------------------
                                    EXHIBIT A
                                    ---------

The Proxy Committee consists of the following members:

      o     Mary Ann Shumaker (non-voting)

      o     Andrea Leistra

      o     Debbie Leich

      o     Thomas Mudie

      o     Stephen Shenkenberg (non-voting)

Wanda Magliocco shall serve as the Proxy Manager. The Advisor has retained Institutional Shareholder Services (ISS) to administer the voting of proxies.

                            MUNDER CAPITAL MANAGEMENT
                            -------------------------

                                    EXHIBIT B
                                    ---------

                       INSTITUTIONAL SHAREHOLDER SERVICES

                             PROXY VOTING GUIDELINES

                            MUNDER CAPITAL MANAGEMENT
                            -------------------------

                                    EXHIBIT C
                                    ---------

                           PROXY VOTER SERVICES (PVS)
                            U.S. PROXY VOTING POLICY
                            STATEMENT AND GUIDELINES

                            MUNDER CAPITAL MANAGEMENT
                            -------------------------

                                    EXHIBIT D
                                    ---------

                           PROXY OVERRIDE REQUEST FORM

Company: _______________________________________________________________________

Date of Proxy: ___________________    Date of Meeting: _________________________

Person Requesting Override: ____________________________________________________

Is the Company or one of its affiliates (E.G, a pension plan or significant shareholder) a client or actively solicited prospective client of Munder?
[  ] No    [  ] Yes (IDENTIFY) _________________________________________________
________________________________________________________________________________

Other Potential Conflicts: _____________________________________________________

Did anyone contact Munder to change its vote?  [  ] No    [  ] Yes (IDENTIFY AND
EXPLAIN) _______________________________________________________________________

________________________________________________________________________________

Override vote for:  [  ] All client accounts holding a Company proxy, or
                    [  ] Specific accounts (IDENTIFY): _________________________

Please override ISS's recommendation and vote the following resolutions as indicated: (ATTACH ADDITIONAL SHEETS OF PAPER IF MORE SPACE IS NEEDED.)

RESOLUTION TO ELECT DIRECTORS

Name: _______________________________  [  ] For   [  ] Against   [  ] Abstain
Name: _______________________________  [  ] For   [  ] Against   [  ] Abstain
Name: _______________________________  [  ] For   [  ] Against   [  ] Abstain
Name: _______________________________  [  ] For   [  ] Against   [  ] Abstain
Name: _______________________________  [  ] For   [  ] Against   [  ] Abstain

Rationale: _____________________________________________________________________
________________________________________________________________________________

Approval: _________________________________    Date: ___________________________

RESOLUTION NO. ____:       [  ] For      [  ] Against      [  ] Abstain

Description:  __________________________________________________________________

Rationale:  ____________________________________________________________________
________________________________________________________________________________
________________________________________________________________________________
________________________________________________________________________________

Approval:  ________________________    Date:____________________________________

NOTE: ATTACH A RECORD OF ALL ORAL, AND A COPY OF ALL WRITTEN, COMMUNICATIONS RECEIVED AND MEMORANDA OR SIMILAR DOCUMENTS CREATED THAT WERE MATERIAL TO MAKING A DECISION ON THE RESOLUTION IN QUESTION.

                        TURNER INVESTMENT PARTNERS, INC.
                        TURNER INVESTMENT MANAGEMENT, LLC
                         TURNER INVESTMENT ADVISORS, LLC

Proxy Voting Policy and Procedures

Turner Investment Partners, Inc., as well as its two investment advisory affiliates, Turner Investment Management, LLC and Turner Investment Advisors, LLC (collectively, Turner), act as fiduciaries in relation to their clients and the assets entrusted by them to their management. Where the assets placed in Turner's care include shares of corporate stock, and except where the client has expressly reserved to itself or another party the duty to vote proxies, it is Turner's duty as a fiduciary to vote all proxies relating to such shares.

Duties with Respect to Proxies:

Turner has an obligation to vote all proxies appurtenant to shares of corporate stock owned by its client accounts in the best interests of those clients. In voting these proxies, Turner may not be motivated by, or subordinate the client's interests to, its own objectives or those of persons or parties unrelated to the client. Turner will exercise all appropriate and lawful care, skill, prudence and diligence in voting proxies, and shall vote all proxies relating to shares owned by its client accounts and received by Turner. Turner shall not be responsible, however, for voting proxies that it does not receive in sufficient time to respond.

Delegation:

In order to carry out its responsibilities in regard to voting proxies, Turner must track all shareholder meetings convened by companies whose shares are held in Turner client accounts, identify all issues presented to shareholders at such meetings, formulate a principled position on each such issue and ensure that proxies pertaining to all shares owned in client accounts are voted in accordance with such determinations.

Consistent with these duties, Turner has delegated certain aspects of the proxy voting process to Institutional Shareholder Services, and its Proxy Voting Service (PVS) subsidiary. PVS is a separate investment adviser registered under the Investment Advisers Act of 1940, as amended. Under an agreement entered into with Turner, PVS has agreed to vote proxies in accordance with recommendations developed by PVS and overseen by Turner, except in those instances where Turner has provided it with different direction.

Review and Oversight:

Turner has reviewed the methods used by PVS to identify and track shareholder meetings called by publicly traded issuers throughout the United States and around the globe. Turner has satisfied itself that PVS operates a system reasonably designed to identify all such meetings and to provide Turner with timely notice of the date, time and place of such meetings. Turner has further reviewed the principles and procedures employed by PVS in making recommendations on voting proxies on each issue presented, and has satisfied itself that PVS's recommendations are: (i) based upon an appropriate level of diligence and research, and (ii) designed to further the interests of shareholders and not serve other unrelated or improper interests. Turner, either directly or through its duly-constituted Proxy Committee, shall review its determinations as to PVS at least annually.

Notwithstanding its belief that PVS's recommendations are consistent with the best interests of shareholders and appropriate to be implemented for Turner's client accounts, Turner has the right and the ability to depart from a recommendation made by PVS as to a particular vote, slate of candidates or otherwise, and can direct PVS to vote all or a portion of the shares owned for client accounts in accordance with Turner's preferences. PVS is bound to vote any such shares subject to that direction in strict accordance with all such instructions. Turner, through its Proxy Committee, reviews on a monthly basis the overall shareholder meeting agenda, and seeks to identify shareholder votes that warrant further review based upon either (i) the total number of shares of a particular company stock that Turner holds for its clients accounts, or (ii) the particular subject matter of a shareholder vote, such as board independence or shareholders' rights issues. In determining whether to depart from a PVS recommendation, the Turner Proxy Committee looks to its view of the best interests of shareholders, and provides direction to PVS only where in Turner's view departing from the PVS recommendation appears to be in the best interests of Turner's clients as shareholders. The Proxy Committee keeps minutes of its determinations in this regard.

Conflicts of Interest:

Turner stock is not publicly traded, and Turner is not otherwise affiliated with any issuer whose shares are available for purchase by client accounts. Further, no Turner affiliate currently provides brokerage, underwriting, insurance, banking or other financial services to issuers whose shares are available for purchase by client accounts.

Where a client of Turner is a publicly traded company in its own right, Turner may be restricted from acquiring that company's securities for the client's benefit. Further, while Turner believes that any particular proxy issues involving companies that engage Turner, either directly or through their pension committee or otherwise, to manage assets on their behalf, generally will not present conflict of interest dangers for the firm or its clients, in order to avoid even the appearance of a conflict of interest, the Proxy Committee will determine, by surveying the Firm's employees or otherwise, whether Turner, an affiliate or any of their officers has a business, familial or personal relationship with a participant in a proxy contest, the issuer itself or the issuer's pension plan, corporate directors or candidates for directorships. In the event that any such relationship is found to exist, the Proxy Committee will take appropriate steps to ensure that any such relationship (or other potential conflict of interest), does not influence Turner's or the Committee's decision to provide direction to PVS on a given vote or issue. Further to that end, Turner will adhere to all recommendations made by PVS in connection with all shares issued by such companies and held in Turner client accounts, and, absent extraordinary circumstances that will be documented in writing, will not subject any such proxy to special review by the Proxy Committee. Turner will seek to resolve any conflicts of interests that may arise prior to voting proxies in a manner that reflects the best interests of its clients.

Obtaining Proxy Voting Information:

To obtain information on how Turner voted proxies, please contact:

      Andrew Mark, Director of Operations
        and Technology Administration
      C/o Turner Investment Partners, Inc.
      1205 Westlakes Drive, Suite 100
      Berwyn, PA 19312

Recordkeeping:

Turner shall retain its (i) proxy voting policies and procedures; (ii) proxy statements received regarding client statements; (iii) records or votes it casts on behalf of clients; (iv) records of client requests for proxy voting information, and (v) any documents prepared by Turner that are material in making a proxy voting decision. Such records may be maintained with a third party, such as PVS, that will provide a copy of the documents promptly upon request.

Adopted: This 1st day of July, 2003

                                    EXHIBIT C
                               PENDING LITIGATION

      The Trust's prospectus describes multiple lawsuits which have been filed against Old Mutual Advisor Funds II, Liberty Ridge Capital and certain related parties. Certain class action and shareholder derivative suits have been centralized in a Federal Multi-District Litigation proceeding titled In Re Mutual Funds Investment Litigation (the "MDL Litigation") in the U.S. District Court for the District of Maryland (the "MDL Court").

      The designated lead plaintiffs in the MDL Litigation filed consolidated amended complaints for the class actions and the derivative actions with the MDL Court on September 29, 2004. The consolidated amended complaint for the class action suits names as defendants: Old Mutual Advisor Funds II; Old Mutual plc and certain of its subsidiaries, including Liberty Ridge Capital (formerly known as Pilgrim Baxter & Associated, Ltd.), Old Mutual Fund Services (formerly known as PBHG Fund Services), Old Mutual Shareholder Services, Inc. (formerly known as PBHG Shareholder Services, Inc.) and Old Mutual Investment Partners (formerly known as PBHG Fund Distributors); SEI Investments Distribution Company; Gary L. Pilgrim; Harold J. Baxter; certain alleged market timers; certain broker-dealers, clearing brokers and financial institutions; and certain John Doe defendants. The consolidated amended class action complaint alleges violations of: Sections 11, 12 and 15 of the Securities Act of 1933, as amended; Sections 10 and 20 and Rule 10b-5 under the Securities Exchange Act of 1934, as amended; Sections 34, 36 and 48 of the Investment Company Act of 1940, as amended (the "1940 Act"); and common law breach of fiduciary duty, fraud, aiding and abetting breach of fiduciary duty and unjust enrichment. The complaint requests compensatory damages (including interest), punitive damages, disgorgement and restitution, as well as costs and expenses of litigation, including reasonable attorney's fees and expert fees.

      The consolidated amended complaint for the derivative action suits names as defendants: Old Mutual Advisor Funds II (as nominal defendant); the Trustees of Old Mutual Advisor Funds II; Liberty Ridge Capital, Old Mutual Investment Partners, Old Mutual Fund Services and certain other subsidiaries of Old Mutual plc; Gary L. Pilgrim; Harold J. Baxter; and certain other alleged market timers, broker-dealers and other financial institutions. The consolidated amended derivative complaint alleges violations of: Sections 36, 47 and 48 of the 1940 Act; Sections 206 and 215 of the Investment Advisers Act of 1940, as amended; and common law breach of fiduciary duty, aiding and abetting breach of fiduciary duty, breach of contract, interference with contract, unjust enrichment and civil conspiracy. The complaint requests the removal and replacement of the Trustees; removing Old Mutual Advisor Funds II's adviser and distributor; rescinding Old Mutual Advisor Funds II's management and other contracts with Old Mutual Advisor Funds II's adviser, distributor and other defendants; rescinding Old Mutual Advisor Funds II's 12b-1 plans; disgorgement of management fees and other compensation paid to Old Mutual Advisor Funds II's adviser and its affiliates; monetary damages, including punitive damages, together with interest; and fees and expenses of litigation, including reasonable attorney's and experts' fees.

      While the cases that comprise the MDL Litigation have been transferred to one district and consolidated and coordinated into one proceeding, the individual cases have been consolidated and coordinated only for pre-trial purposes. The transferee court, and the parties, have not yet addressed the issues of whether, following pre-trial proceedings, the individual cases will then be remanded back to the transferor court for trial. As a result, the following lawsuits are still considered to be pending:

STEPHEN CAREY, INDIVIDUALLY AND ON BEHALF OF ALL OTHERS SIMILARLY SITUATED, V. Pilgrim Baxter & Associates, Ltd., PBHG Fund Distributors, PBHG Funds, Harold J. Baxter, Gary L. Pilgrim, PBHG Growth Fund, PBHG Large Cap Growth Fund, PBHG Select Growth Fund, PBHG Focused Value Fund, PBHG Large Cap Value Fund, PBHG Mid-Cap Value Fund, PBHG

Select Equity Fund, PBHG Small Cap Value Fund, PBHG Large Cap 20 Fund, PBHG Strategic Small Company Fund, PBHG Disciplined Equity Fund, PBHG Large Cap Fund, PBHG Mid-Cap Fund, PBHG Small Cap Fund PBHG Clipper Focus Fund, PBHG Small Cap Value Fund, TS&W Small Cap Value Fund, LLC, PBHG REIT Fund, PBHG Technology & Communications Fund, PBHG IRA Capital Preservation Fund, PBHG Intermediate Fixed Income Fund, PBHG Cash Reserves Fund, AND Does 1-100, in the United States District Court, Eastern District of Pennsylvania (Civil Action Number 03-CV-6255), filed November 14, 2003. This claim alleges violations of: Sections 11 and 15 of the Securities Act of 1933, as amended (the "Securities Act"); Sections 10(b) and 20(a) of the Securities Exchange Act of 1934, as amended (the "Exchange Act"); Rule 10b-5 under the Exchange Act; Sections 36(a) and (b) of the Investment Company Act of 1940, as amended (the "Investment Company Act"); and breach of fiduciary duty. The plaintiffs in this case are seeking: compensatory damages and interest; attorneys' and experts' fees and other costs; and equitable/injunctive relief.

AARON BRODY, INDIVIDUALLY AND ON BEHALF OF ALL OTHERS SIMILARLY SITUATED, V. Pilgrim Baxter & Associates, Ltd., PBHG Fund Distributors, PBHG Funds, Harold J. Baxter, Gary L. Pilgrim, PBHG Growth Fund, PBHG Emerging Growth, PBHG Large Cap Growth Fund, PBHG Select Growth Fund, PBHG Focused Value, PBHG Large Cap Value Fund, PBHG Mid-Cap Value, PBHG Select Equity Fund, PBHG Small Cap Value, PBHG Large Cap 20 Fund, PBHG Strategic Small Company Fund, PBHG Disciplined Equity Fund, PBHG Large Cap Fund, PBHG MID-CAP FUND, PBHG Small Cap Fund, PBHG Clipper Focus, PBHG Small Cap Value, TS&W Small Cap Value Fund, PBHG REIT Fund, PBHG Technology & Communications Fund, PBHG IRA Capital Preservation Fund, PBHG Intermediate Fixed Income Fund, PBHG Cash Reserves Fund, AND JOHN Does 1-100, in the United States District Court, Southern District of New York (Civil Action Number 1:03CV9216), filed on November 24, 2003. This claim alleges violations of: Sections 11 and 15 of the Securities Act; Sections 10(b) and 20(a) of the Exchange Act; Rule 10b-5 under the Exchange Act; and Sections 36(a) and (b) of the Investment Company Act. The plaintiffs in this case are seeking compensatory damages and interest; attorneys' and experts' fees and other costs; and equitable/injunctive relief.

LILIA BINDER, WILLIAM HARRY EDMONSON, HENRY MORROW, DELIE ORLANDO, AND L.D. JOHNSON, INDIVIDUALLY AND ON BEHALF OF ALL OTHERS SIMILARLY SITUATED, V. PBHG Growth Fund, PBHG Emerging Growth Fund; PBHG Large Cap Growth Fund, PBHG Select Growth Fund, PBHG Focused Fund, PBHG Large Cap Fund, PBHG Large Cap 20 Fund, PBHG Strategic Small Company Fund, PBHG Disciplined Equity Fund, PBHG Mid-Cap Fund, PBHG Small Cap Fund, PBHG Clipper Focus Fund, PBHG Small Cap Value Fund, PBHG REIT Fund, PBHG Technology & Communications Fund, PBHG IRA Capital Preservation Fund, PBHG Intermediate Fixed Income Fund, PBHG Cash Reserves Fund (collectively, the "PBHG mutual Funds"); PBHG Funds; Old Mutual Asset Management; Pilgrim Baxter & Associates, Ltd.; Harold J. Baxter; Gary L. Pilgrim; Appalachian Trails, L.P.; Michael Christiani; Wall Street Discount Corporation; Alan Lederfeind; and John Does 1-100, in the United States District Court, Eastern District of Pennsylvania (Civil Action Number 03-CV-6411), filed on November 24, 2003. This claim alleges violations of: Sections 11 and 15 of the Securities Act; Sections 10(b) and 20(a) of the Exchange Act; Rule 10b-5 under the Exchange Act; and Section 206 of the Investment Advisers act of 1940, as amended (the "Advisers Act"). The plaintiffs in this case are seeking compensatory damages and interest; rescissory damages, rescission and recovery of fees paid; and attorneys' and experts' fees and other costs.

ROBERT K. BEITER, INDIVIDUALLY AND ON BEHALF OF ALL OTHERS SIMILARLY SITUATED,
V. Pilgrim Baxter & Associates, Ltd., PBHG Fund Distributors, PBHG Funds, Harold
J. Baxter, Gary L. Pilgrim, John Does 1-100, in the United States District Court, Eastern District of Pennsylvania (Civil Action Number 03-CV-6436), filed on November 25, 2003. This claim alleges violations of: Sections 11 and 15 of the Securities Act. The plaintiffs in this case are seeking:

compensatory damages and interest; attorneys' and experts' fees and other costs; and equitable/injunctive relief.

STANLEY D. BERNSTEIN PROFIT SHARING KEOUGH FOR THE BENEFIT OF STANLEY BERNSTEIN, INDIVIDUALLY AND ON BEHALF OF ALL OTHERS SIMILARLY SITUATED, V. Pilgrim Baxter & Associates, Ltd., PBHG Fund Distributors, PBHG Funds, Harold J. Baxter, Gary L. Pilgrim, PBHG Growth Fund, PBHG Emerging Growth Fund, PBHG Large Cap Growth Fund, PBHG Select Growth Fund, PBHG Focused Value Fund, PBHG Large Cap Value Fund, PBHG Mid-Cap Value Fund, PBHG Select Equity Fund, PBHG Small Cap Value Fund, PBHG Large Cap 20 Fund, PBHG Strategic Small Company Fund PBHG Disciplined Equity Fund, PBHG Large Cap Fund, PBHG Mid-Cap Fund, PBHG Small Cap Fund, PBHG Clipper Focus Fund, PBHG Small Cap Value Fund, TS&W Small Cap Value Fund, LLC, PBHG REIT Fund, PBHG Technology & Communications Fund, PBHG IRA Capital Preservation Fund, PBHG Intermediate Fixed Income Fund, PBHG Cash Reserves Fund, and John Does 1-100, in the United States District Court, Eastern District of Pennsylvania (Civil Action Number 03-CV-6441), filed on November 25, 2003. This claim alleges violations of: Section 34 of the Investment Company Act; and breach of fiduciary duty. The plaintiffs in this case are seeking: equitable/injunctive relief; an accounting for damages and profits; and attorneys' and experts' fees and other costs.

CHUCK HALL AND CHARLES BOLTON, DERIVATIVELY ON BEHALF OF PILGRIM BAXTER FUNDS V. Pilgrim Baxter & Associates, Gary L. Pilgrim, Harold J. Baxter, Appalachian Trails, Wall Street Discount Corporation, Alan Lederfeind, AND Pilgrim Baxter Funds, in the United States District Court, Eastern District of Pennsylvania (Civil Action Number 03-CV-6522), filed on November 28, 2003. This claim alleges violations of: Section 36 of the Investment Company Act; and breach of fiduciary duty. The plaintiffs in this case are seeking: to remove and replace the current Trustees of the PBHG Funds; compensatory damages and interest; and attorneys' and experts' fees and other costs.

ANATOLY S. WEISER, INDIVIDUALLY AND ON BEHALF OF ALL OTHERS SIMILARLY SITUATED,
V. PBHG Growth Fund, PBHG Emerging Growth Fund, PBHG Large Cap Growth Fund, PBHG Select Growth Fund, PBHG Focused Fund, PBHG Large Cap Fund, PBHG Large Cap 20 Fund, PBHG Strategic Small Company Fund, PBHG Disciplined Equity Fund, PBHG Mid-Cap Fund, PBHG Small Cap Fund, PBHG Clipper Focus Fund, PBHG Small Cap Value Fund, PBHG REIT Fund, PBHG Technology & Communications Fund, PBHG IRA Capital Preservation Fund, PBHG Intermediate Fixed Income Fund, PBHG Cash Reserves Fund (collectively, the "PBHG Mutual Funds"), PBHG Funds, Old Mutual Asset Management, Pilgrim Baxter & Associates, Ltd., Harold J. Baxter, Gary L. Pilgrim, Appalachian Trails, LP, Michael Christiani, Wall Street Discount Corporation, Alan Lederfeind, John Does 1-100, in the United States District Court, Eastern District of Pennsylvania (Civil Action Number 03-CV-6509), filed on December 1, 2003. This claim alleges violations of: Sections 11 and 15 of the Securities Act; Sections 10(b) and 20(a) of the Exchange Act; Rule 10b-5 under the Exchange Act; and Section 206 of the Advisers Act. The plaintiffs in this case are seeking compensatory damages and interest; rescissory damages, rescission and recovery of fees paid; and attorneys' and experts' fees and other costs.

KORSHED F. JUNGALAWALA V. PILGRIM BAXTER & Associates, Ltd., Gary L. Pilgrim, Harold J. Baxter, in the United States District Court, Eastern District of Pennsylvania (Civil Action Number 03-CV-6544), filed on December 4, 2003. Pilgrim Baxter has not yet obtained a copy of the complaint in this case, but believes that the plaintiffs' claims and relief sought will be similar in nature to those of the other lawsuits identified in this Exhibit C.

MICHAEL PEROFF, INDIVIDUALLY AND ON BEHALF OF ALL OTHERS SIMILARLY SITUATED, V. Pilgrim Baxter & Associates, Ltd., PBHG Fund Distributors, PBHG Funds, Harold J.

Baxter, Gary L. Pilgrim, PBHG Growth Fund, PBHG Emerging Growth Fund, PBHG Large Cap Growth Fund, PBHG Select Growth Fund, PBHG Focused Value Fund, PBHG Large Cap Value Fund, PBHG Mid-Cap Value Fund, PBHG Select Equity Fund, PBHG Small Cap Value Fund, PBHG Large Cap 20 Fund, PBHG Strategic Small Company Fund, PBHG Disciplined Equity Fund, PBHG Large Cap Fund, PBHG Mid-Cap Fund, PBHG Small Cap Fund, PBHG Clipper Focus Fund, TS&W Small Cap Value Fund, LLC, PBHG REIT Fund, PBHG Technology & Communications Fund, PBHG IRA Capital Preservation Fund, PBHG Intermediate Fixed Income Fund, PBHG Cash Reserves Fund, John Does 1-100, in the United States District Court, Eastern District of Pennsylvania (Civil Action Number 03-CV-6570), filed on December 5, 2003. This claim alleges violations of:
Section 34 of the Investment Company Act; and breach of fiduciary duty. The plaintiffs in this case are seeking equitable/injunctive relief; an accounting of profits; and attorneys' and experts' fees and other costs.

RACHELLE KNOPF, INDIVIDUALLY AND ON BEHALF OF ALL OTHERS SIMILARLY SITUATED, V. Pilgrim Baxter & Associates, Ltd., PBHG Fund Distributors, PBHG Funds, Harold J. Baxter, Gary Pilgrim, PBHG Growth Fund, PBHG Emerging Growth Fund, PBHG Large Cap Growth Fund, PBHG Select Growth Fund, PBHG Focused Value Fund, PBHG Large Cap Value Fund, PBHG Mid-Cap Value Fund, PBHG Select Equity Fund, PBHG Small Cap Value Fund, PBHG Large Cap 20 Fund, PBHG Strategic Small Company Fund, PBHG Disciplined Equity Fund, PBHG Large Cap Fund, PBHG Mid-Cap Fund, PBHG Small Cap Fund, PBHG Clipper Focus Fund, TS&W Small Cap Value Fund, LLC, PBHG REIT Fund, PBHG Technology & Communications Fund, PBHG IRA Capital Preservation Fund, PBHG Intermediate Fixed Income Fund, PBHG Cash Reserves Fund, John Does 1-100, in the United States District Court, Southern District of New York (Civil Action Number 1:03CV9655), filed on December 5, 2003. Pilgrim Baxter has not yet obtained a copy of the complaint in this case, but believes that the plaintiffs' claims and relief sought will be similar in nature to those of the other lawsuits identified in this Exhibit C.

MIKE ATASSI INDIVIDUALLY ON BEHALF OF ALL OTHERS SIMILARLY SITUATED V. Pilgrim Baxter & Associates, Ltd., PBHG Fund Distributors, PBHG Funds, Harold J. Baxter, Gary L. Pilgrim, PBHG Growth Fund, PBHG Emerging Growth Fund, PBHG Large Cap Growth Fund, PBHG Select Growth Fund, PBHG Focused Value Fund, PBHG Large Cap Value Fund, PBHG Mid-Cap Value Fund, PBHG Select Equity Fund, PBHG Large Cap 20 Fund, PBHG Strategic Small Company Fund, PBHG Disciplined Equity Fund, PBHG Large Cap Fund, PBHG Mid-Cap Fund, PBHG Small Cap Fund, PBHG Clipper Focus Fund, PBHG Small Cap Value Fund, TS&W Small Cap Value Fund, LLC, PBHG REIT Fund, PBHG Technology & Communications Fund, PBHG IRA Capital Preservation Fund, PBHG Intermediate Fixed Income Fund, PBHG Cash Reserves Fund, John Does 1-100, in the United States District Court, Southern District of New York (Civil Action Number 1:03CV9790), filed on December 10, 2003. This claim alleges violations of:
Sections 11 and 15 of the Securities Act; Sections 10(b) and 20(a) of the Exchange Act; Rule 10b-5 under the Exchange Act; and Sections (a) and 36(b) of the Investment Company Act. The plaintiffs in this case are seeking damages and interest; equitable/injunctive relief; and attorneys' and experts' fees and other costs.

BENJAMIN SCHONBRUN, INDIVIDUALLY AND ON BEHALF OF ALL OTHERS SIMILARLY SITUATED,
V. PBHG Growth Fund, PBHG Emerging Growth Fund, PBHG Large Cap Growth Fund, PBHG Select Growth Fund, PBHG Focused Fund, PBHG Large Cap Fund, PBHG Large Cap 20 Fund, PBHG Strategic Small Company Fund, PBHG Disciplined Equity Fund, PBHG Mid-Cap Fund, PBHG Small Cap Fund, PBHG Clipper Focus Fund, PBHG Small Cap Value Fund, PBHG REIT Fund, PBHG Technology & Communications Fund, PBHG IRA Capital Preservation Fund, PBHG Intermediate Fixed Income Fund, PBHG Cash Reserves Fund (Collectively, the "PBHG Mutual Funds", PBHG Funds, Old Mutual Asset Management, Pilgrim Baxter & Associate, Ltd., Harold J. Baxter, Gary L. Pilgrim, Appalachian Trails, LP, Michael Christiani, Wall Street Discount Corporation, Alan Lederfeind, John Does 1-100, in the United States District Court, Eastern District of Pennsylvania (Civil Action Number

03-CV-6710), filed on December 12, 2003. This claim alleges violations of:
Sections 11 and 15 of the Securities Act; Sections 10(b) and 20(a) of the Exchange Act; Rule 10b-5 under the Exchange Act; and Section 206 of the Advisers Act. The plaintiffs in this case are seeking compensatory damages and interest; rescissory damages, rescission and recovery of fees paid; and attorneys' and experts' fees and other costs.

ROBERT J. GORDON, ON BEHALF OF HIMSELF AND ALL OTHERS SIMILARLY SITUATED, V. PBHG FUNDS SERVICES, PILGRIM BAXTER & ASSOCIATES, LTD., GARY L. PILGRIM, HAROLD
J. BAXTER AND DOES 1 THROUGH 29, in the Court of Common Pleas, Philadelphia County, Commonwealth of Pennsylvania (Case Identification No. 040102720), filed on January 22, 2004. This claim alleges violations of breach of fiduciary duty, breach of contract, tortuous interference with contract and unjust enrichment. The plaintiffs in this case are seeking damages, including punitive damages, interest, equitable/injunctive relief, and reasonable attorneys' and experts' fees.

                                    EXHIBIT D

                               PORTFOLIO MANAGERS

                             AS OF DECEMBER 31, 2005

                            INVESTMENTS IN EACH FUND

                                                                 DOLLAR RANGE OF
NAME OF PORTFOLIO                                                INVESTMENTS
MANAGER                NAME OF FUND                              IN EACH FUND
-----------------      ------------                              ---------------

Anthony Rizza          Old Mutual Columbus Circle Technology     None
                       and Communications Portfolio

Tony Y. Dong           Old Mutual Growth II Portfolio            None

Christopher K. McHugh  Old Mutual Growth II Portfolio            None

Robert R. Turner       Old Mutual Growth II Portfolio            None

William C. McVail      Old Mutual Growth II Portfolio            None

Jerome Castellini      Old Mutual Large Cap Growth Portfolio     None

Robert Takazawa, Jr.   Old Mutual Large Cap Growth Portfolio     None

Scott Pape             Old Mutual Large Cap Growth Portfolio     None

Mark D. Turner         Old Mutual Large Cap Growth Portfolio     None

Robert R. Turner       Old Mutual Large Cap Growth Portfolio     None

Robb J. Parlanti       Old Mutual Large Cap Growth Portfolio     None

Jerome Castellini      Old Mutual Large Cap Growth Concentrated  None
                       Portfolio

Robert Takazawa, Jr.   Old Mutual Large Cap Growth Concentrated  None
                       Portfolio

Scott Pape             Old Mutual Large Cap Growth Concentrated  None
                       Portfolio

Mark D. Turner         Old Mutual Large Cap Growth Concentrated  None
                       Portfolio

Robert R. Turner       Old Mutual Large Cap Growth Concentrated  None
                       Portfolio

Robb J. Parlanti       Old Mutual Large Cap Growth Concentrated  None
                       Portfolio

                                                                 DOLLAR RANGE OF
NAME OF PORTFOLIO                                                INVESTMENTS
MANAGER                NAME OF FUND                              IN EACH FUND
-----------------      ------------                              ---------------

Jerome J. Heppelmann   Old Mutual Mid-Cap Portfolio              None

                       Old Mutual Select Value Portfolio         None

Todd McCallister       Old Mutual Small Cap Portfolio            None

Stacey Serafini Thomas Old Mutual Small Cap Portfolio            None

James B. Bell, III     Old Mutual Small Cap Portfolio            None

Tucker Walsh           Old Mutual Small Cap Growth Portfolio     None

Mike Malouf            Old Mutual Small Cap Growth Portfolio     None

DESCRIPTION OF COMPENSATION STRUCTURE

CASTLEARK MANAGEMENT, LLC
-------------------------

      The compensation package for Castle Ark portfolio managers consists of three elements: a fixed base salary, an annual bonus, and the option to participate in a deferred compensation program. The firm may elect to pay the premiums for life insurance policies for portfolio managers who are principals of the firm.

            o Base Salary. Portfolio managers are paid a fixed base salary which varies based upon investment management experience, level of responsibility and seniority. Portfolio managers who are principals of firm also automatically participate in the profits of firm.

            o Annual Bonus. Portfolio managers who are not principals of the firm are eligible for bonus compensation. Bonus compensation is based upon the performance of the investment strategy for which the portfolio manager is responsible and the role the Portfolio manager plays in that performance, plus the value to the firm that the strategy the Portfolio manager has provided. Value to the firm is related to the assets under management that employ the portfolio manager's strategy as well as the part that success and the portfolio manager personally play in overall firm success. Portfolio managers who are eligible for bonus compensation are assessed annually at the end of the year. these assessments take the portfolio manager's cumulative performance into account for as many as five previous years. The assessments measure performance against relevant benchmarks and peer groups. Value to the firm can arise by growth in the assets under management that employ the portfolio manager's investment style and in other ways, including the role the portfolio manager personally plays in firm development and the like.

            o Deferred Compensation. Portfolio managers who are eligible for bonus compensation may elect to receive deferred compensation in the form of a right to participate in future profits of the firm, either by taking a profits ownership interest in the firm, or by taking a revised salary structure. Such a revised salary structure would compensate the portfolio manager as if he were receiving profits, but would be in the form of salary rather than profits distributions.

COLUMBUS CIRCLE INVESTORS
-------------------------

      Columbus Circle Investors seeks to maintain a competitive compensation program based on investment management industry standards to attract and retain superior investment professionals. Compensation structure is comprised of the following:

            o Base Salary. Each portfolio manager is paid a fixed base salary, which varies among portfolio managers depending on the experience and responsibilities of the portfolio manager. The firm's goal is to maintain competitive base salaries through an annual review process, which includes an analysis of industry standards, market conditions, and salary surveys.

            o Bonus. Each portfolio manager is eligible to receive an annual bonus. Targeted bonus amounts vary among portfolio managers based on the experience level and responsibilities of the portfolio manager. Bonus compensation is based upon the performance of the investment strategy for which the portfolio manager is responsible and the role the portfolio manager plays in that performance, plus the value to the firm that the strategy the portfolio manager has provided. Value to the firm is related to the assets under management that employ the portfolio manager's strategy as well as the part that success and the portfolio manager personally play in overall firm success. Portfolio managers who are partners receive quarterly bonus compensation based upon overall revenue generated by the products for which they are responsible.

            o Equity Payments. Portfolio managers who are partners of CCI receive quarterly distributions based upon their equity ownership share and firm profitability. We believe this structure allows us to retain highly qualified portfolio managers, as it provides the opportunity to share directly in the success of the business.

      Each portfolio manger is eligible to participate in a competitive benefits package including health and retirement benefits [in the form of a 401(k) plan], which are available to all of Columbus Circle employees.

COPPER ROCK CAPITAL PARTNERS LLC
--------------------------------

      Copper Rock is committed to retaining all members of its senior management team by offering a competitive salary, broad distribution of equity, and partnership bonuses.

            o Base Salary. Each investment professional is paid a fixed base salary, which varies among investment professional depending on the experience and responsibilities of the portfolio manager as well as the market forces at the time the portfolio manager is hired or upon any renewal period.

            o Bonus. Each investment professional is eligible to receive an annual bonus. Bonus amounts are principally tied to firm profitability and the individual's contribution to the team. Greater emphasis is placed on investment performance and a smaller portion of the bonus is based on qualitative factors, which may include marketing and client service activities.

            o Equity Distribution. The majority of all investment professionals have a substantial equity stake in the firm.

EAGLE ASSET MANAGEMENT, INC.
----------------------------

      The compensation package for Eagle portfolio managers consists of three elements: a fixed base salary, an annual bonus, and the option to participate in a deferred compensation program. Portfolio managers receive benefits from Eagle's parent company, Raymond James Financial (RJF), including a 401(k) program, profit sharing and an Employee Stock Purchase Plan.

            o Base Salary. Portfolio managers are paid a base salary that is competitive with other Portfolio managers in the industry, based on industry surveys.

            o Revenue Sharing Program. Portfolio managers participate in a revenue-sharing program that provides incentives to build a successful investment program over the long-term. Each portfolio manager's revenue-sharing is based on the revenues earned in their specific investment program(s). A portion of Mr. McCalliser's and Ms. Thomas' annual revenue sharing bonus is paid in the form of restricted stock in RJF. This stock vests three years after its award.

            o Non-qualified Stock Option Program. Portfolio managers participate in a non-qualified stock option program that vests at the end of the seventh year following the date of the grant, and a portion of the options vest based upon investment performance.

            o Deferred Compensation Program. Mr. McCallister and Ms. Thomas receive additional compensation in the form of a deferred cash compensation arrangement with the firm.

      Portfolio manager's compensation is based upon all accounts managed and performance is evaluated annually. Performance is evaluated on the entire composite of accounts and is pre-tax and account weighted.

LIBERTY RIDGE CAPITAL
---------------------

      Liberty Ridge Capital, Inc. ("Liberty Ridge") seeks to maintain a compensation program that is competitive relative to investment management industry standards to attract and retain superior investment professionals. For each portfolio manager, Liberty Ridge's compensation structure includes the following components: base salary, annual bonus, annual cash payments relating to interests under a phantom equity plan, deferred profit sharing, and the ability to participate in a voluntary income deferral plan. Each of these components of compensation is described below.

            o Base Salary. Each portfolio manager is paid a fixed base salary, which varies among portfolio managers depending on the experience and responsibilities of the portfolio manager as well as the market forces at the time the portfolio manager is hired or upon any renewal period.

            o Bonus. Each portfolio manager is eligible to receive an annual bonus. Targeted bonus amounts vary among portfolio managers based on the experience level and responsibilities of the portfolio manager. Bonus amounts are principally tied to investment performance versus appropriate peer groups and benchmarks (with respect to the Portfolios, the Portfolios' primary benchmarks are used) and are based on pre-tax performance over varying periods. Greater emphasis is placed on returns for periods longer than one year and lesser emphasis on one-year returns, which serves to align the compensation of portfolio managers with longer-term positive investment performance. A smaller portion of the bonuses is based on qualitative factors, which may include marketing and client service activities.

            o Phantom Equity Plan. Each portfolio manager is eligible to receive equity incentives in the form of "phantom equity." Phantom equity gives the portfolio managers the right (subject to certain terms and conditions) to participate in the future growth of Liberty Ridge, as if the portfolio managers were the owners of shares of Liberty Ridge's common stock. Phantom equity units vest over time, so as to create retention incentives.

            o Deferred Profit Sharing. All employees are eligible to receive annual profit sharing contributions under a qualified profit sharing plan, subject to IRS limitations. Discretionary contributions are made on an annual basis at the sole discretion of the Adviser.

            o Deferred Compensation Plan. Portfolio managers meeting certain requirements are also eligible to participate in a voluntary, nonqualified deferred compensation plan that allows participants to defer a portion of their income on a pre-tax basis and potentially earn tax-deferred returns.

Each portfolio manger is eligible to participate in benefit plans and programs available generally to all employees of Liberty Ridge.

MUNDER CAPITAL MANAGEMENT
-------------------------

      The compensation package for the Munder portfolio managers consists of three elements: a fixed base salary, short-term incentives in the form of an annual bonus, and long-term incentives in the form of firm equity interests. The firm also provides a competitive benefits package including health and welfare benefits and retirement benefits in the form of a 401(k) plan.

            o Base Salary. Munder offers industry competitive salaries based on the skills and experience of the portfolio manager as well as responsibilities of the position. Salaries are compared at least annually with investment industry benchmark compensation surveys.

            o Annual Bonus. Portfolio managers are eligible to earn a performance bonus. Bonuses for portfolio managers are influenced by the profitability of the firm and performance of the aggregate group of accounts managed by the portfolio managers. Target bonuses for portfolio managers typically range from 50% to 100% of base salary. Actual bonuses are completely discretionary and can be rage from 0% to over 200% of base salary. In determining portfolio manager bonuses, the firm considers a variety of factors, including qualitative elements such as leadership, team interaction and results, client satisfaction, and overall contribution to the firm's success, as well as the profitability of the firm and the performance of the aggregate group of accounts managed by the portfolio manager. With respect to each account managed by the portfolio manager, performance is measured relative to that account's benchmark index for the most recent one-year and three-year periods.

            o Equity Plan. Portfolio managers are also eligible for long-term incentives in the form of options to purchase shares of Munder Group LLC, an employee-owned minority partner of Munder Capital Management. Options shares typically vest ratably over a three-to-five year period. The firm's option plan provides incentive to retain key personnel and serves to align portfolio manager's interests with those of the firm directly, and, indirectly, the accounts managed by the firm.

TURNER INVESTMENT PARTNERS, INC.
--------------------------------

      The compensation package for Turner portfolio managers consists of three elements: a fixed base salary, an annual bonus and the ability to obtain an equity interst in the firm.

            o Base Salary. Portfolio managers receive a base salary commensurate with their level of experience. The firm's goal is to maintain competitive base salaries through review of industry standards, market conditions, and salary surveys.

            o Annual Bonus. Bonus compensation, which is a multiple of base salary, is based 90% on the one-year performance of each portfolio manager's sector and portfolio assignments relative to appropriate market benchmarks, with the remaining 10% based on subjective "goodwill" factors including teamwork, interpersonal relations, the portfolio manager's contribution to the overall success of the firm, media and client relations, presentation skills, and professional development.

            o Equity Incentives. Portfolio mangers are eligible for equity ownership and equity owners share the firm's profits. All current portfolio managers are equity owners of the company. This ownership structure provides an incentive to attract and retain highly qualified Portfolio Managers, as each has the opportunity to share directly in the accomplishments of the business.

      The firm's Chief Investment Officer (CIO) is responsible for setting base salaries, bonus targets, and making all subjective judgments relating to a portfolio manager's compensation.

OTHER MANAGED ACCOUNTS

      Certain of the Funds' portfolio managers also manage other mutual funds for which the Sub-Adviser acts as adviser, other pooled investment vehicles that are not registered mutual funds, and other accounts managed for organizations and individuals. The following chart reflects accounts other than the Portfolios for which each portfolio manager has day-to-day management responsibilities. Accounts are grouped into three categories: (i) mutual funds, (ii) other pooled investment vehicles, and (iii) other accounts. To the extent that any of these accounts pay advisory fees that are based on performance of the account ("performance-based fees"), that information is specifically identified.

NAME OF PORTFOLIO           NUMBER OF ACCOUNTS MANAGED BY EACH PORTFOLIO MANAGER AND TOTAL ASSETS IN EACH
MANAGER                     CATEGORY
-------------------------   -----------------------------------------------------------------------------
James B. Bell, III          6 Registered Investment Companies with $257.7 million in total assets under management.

Jerome Castellini           1 Registered Investment Company with $22 million in total assets under management.

                            2 Other Pooled Investment Vehicles with $170 million in total assets under management.

                            28 Other Accounts with $1.9 billion in total assets under management, 2 accounts ($64 million) of which charges a performance based fee.

Tony Y. Dong                7 Registered Investment Companies with $987.9 million in total assets under management.

                            16 Other Pooled Investment Vehicles with $462.6 million in total assets under management.

                            7 Other Accounts with $48.7 million in total assets under management.

Jerome J. Heppelmann        9 Registered Investment Companies with $647.6 million in total assets under management.

Mike Malouf                 5 Registered Investment Companies with $320 million in total assets under management.

                            6 Other Accounts with $50 million in total assets under management.

Todd McCallister            3 Registered Investment Companies with $1.17 billion in total assets under management.

                            6,476 Other Accounts with $2.84 billion in total assets under management.

Christopher K. McHugh       1 Registered Investment Companies with $741 million in total assets under management.

                            1 Other Pooled Investment Vehicles with $13 million in total assets under management.

                            1 Other Accounts with $4 million in total assets under management.

William C. McVail           1 Other Pooled Investment Vehicles with $13 million in total assets under management.

                             1 Other Accounts with $4 million in total assets under management.

Scott Pape                  1 Registered Investment Company with $22 million in total assets under management.

                            1 Other Pooled Investment Vehicles with $3 million in total assets under management.

                            28 Other Accounts with $1.9 billion in total assets under management, 2 accounts ($64 million) of which charges a performance based fee.

Anthony Rizza               2 Registered Investment Companies with $25 million in total assets under management.

                            2 Other Pooled Investment Vehicles with $2 million in total assets under management.

                            1 Other Accounts with $39 million in total assets under management.

Stacey Serafini Thomas      3 Registered Investment Companies with $1.17 billion in total assets under management.

                            6,476 Other Accounts with $2.84 billion in total assets under management.

Robert Takazawa             1 Registered Investment Company with $22 million in total assets under management.

                            2 Other Pooled Investment Vehicles with $170 million in total assets under management.

                            28 Other Accounts with $1.9 billion in total assets under management, 2 accounts ($64 million) of which charges a performance based fee.

Mark D. Turner              2 Registered Investment Companies with $759 million in total assets under management.

Robert E. Turner            1 Registered Investment Companies with $741 million in total assets under management.

Tucker Walsh                5 Registered Investment Companies with $320 million in total assets under management.

                            6 Other Accounts with $50 million in total assets under management.

CONFLICTS OF INTEREST

      Actual or apparent conflicts of interest may arise when a portfolio manager has responsibility for managing more than one Portfolio or other account. In managing the Portfolios, the portfolio managers may be presented with the following conflicts of interest:

            o The management of multiple Portfolios and/or other accounts may result in a portfolio manager devoting unequal time and attention to the management of each Portfolio and/or other accounts. Certain Sub-Advisers seek to mitigate these conflicts by having portfolio managers focus on a distinct investment discipline and reviewing composite performance for dispersion in investment performance among accounts within the same composites.

            o The management of an account that charges a performance based fee creates a conflict of interest because the portfolio manager may have greater incentive to allocate his or her best investment ideas, including Initial Public Offerings (IPOs), to such account. This is because performance-based fees give the Adviser the opportunity to substantially increase fees it earns as a result of account performance or profits, a portion of which profits are paid to the portfolio manager. Sub-Advisers may attempt to manage these types of conflicts through their trade allocation and IPO allocation policies and by monitoring the trade activity of portfolio managers who manage accounts that charge a performance based fee.

            o Portfolio managers are permitted to purchase and sell securities for their own personal accounts or the personal accounts of family members (through a broker or otherwise), which could potentially influence the portfolio managers' decisions with respect to purchasing or selling the same securities for the Portfolios. To mitigate this potential conflict of interest. The Code of Ethics of certain Sub-Advisers require portfolio managers to pre-clear purchases and sales of securities that they beneficially own with an authorized compliance officer of the Sub-Adviser. The Code of Ethics of these Sub-Advisers may also require portfolio managers to regularly report to the Sub-Adviser the securities that the portfolio manager beneficially owns so that the Sub-Adviser's compliance staff can monitor the Portfolios' trade activities in those securities. If a portfolio manager identifies an investment opportunity that may be suitable for more than one Portfolio or other account, the Portfolio may not be able to take full advantage of that opportunity due to there being an insufficient number of securities available to fill the portfolio manager orders. Certain Sub-Advisers have instituted a trade allocation policy that attempts to treat all clients of the Sub-Adviser equitably in such an event.

            o The Sub-Advisers have discretion to select brokers for the execution of trades for the Portfolios, subject to their duty to seek best execution. However, certain of the Sub-Adviser's clients may direct the Sub-Adviser to use certain brokers to execute transactions for that client's account. A conflict could result from the Sub-Adviser having to place separate, non-simultaneous transactions for a Portfolio and another account that could negatively affect the market price of the Portfolio security or the execution of the transaction.

      CASTLEARK
      ---------

                  CastleArk's trade and IPO allocation policies also attempt to manage performance based fee conflicts by monitoring the trade activity of portfolio managers who manage accounts that charge a performance based fee and by treating all trade orders equally, without regard to whether the account affected is one that may pay an incentive fee. In addition, if one of CastleArk's portfolio managers identifies an investment opportunity that may be suitable for more than one portfolio, it is possible that not all suitable portfolios would be able to take full advantage of that opportunity due to there being an insufficient number of securities available to fill the portfolio manager orders. CastleArk's trade allocation policy attempts to treat all clients of the Sub-Adviser equitably in such an event. CastleArk also informs it clients who choose to direct some of their brokerage that CastleArk's abillty to obtain best execution for directed trades may be affected because directed trades may have to be executed after other trades by CastleArk in the same security.

      COPPER ROCK
      -----------

                  Copper Rock's investment personnel may be part of portfolio management teams serving numerous accounts for multiple clients of Copper Rock. These client accounts may include registered investment companies, other types of pooled accounts, and separate accounts (i.e., accounts managed on behalf of individuals or public or private institutions). Portfolio managers, research analysts and trading desk personnel (collectively, "portfolio management team") provide services for multiple clients simultaneously. A summary of certain potential conflicts of interest is provided below. Please note, however, that this summary is not intended to describe every possible conflict of interest that members of the portfolio management teams may face.

                  Copper Rock may receive differential compensation from different advisory clients and each advisory client may be more or less profitable to Copper Rock than other advisory clients (e.g. clients also may demand different levels of service or have larger, smaller or multiple relationships with Copper Rock). Portfolio management team personnel also may make personal investments in accounts they manage or support.

                  Copper Rock's portfolio management team may not be able to acquire enough of a certain security to fill all the orders across all the client portfolios. Copper Rock has a written procedure that requires the available shares to be distributed on a pro-rata basis across the appropriate portfolios.

      EAGLE
      -----

                  When a portfolio manager has responsibility for managing more than one account, potential conflicts of interest may arise. Those conflicts could include preferential treatment of one account over others in terms of allocation of resources or of investment opportunities. Eagle has adopted policies and procedures designed to address these potential material conflicts. For instance, portfolio managers within Eagle are normally responsible for all accounts within a certain investment discipline, and do not, absent special circumstances, differentiate among the various accounts when allocating resources. Additionally, Eagle and its advisory affiliates utilize a system for allocating investment opportunities among portfolios that is designed to provide a fair and equitable allocation.

                  The officers and employees of Eagle and accounts in which affiliated persons have an investment interest, may at times buy or sell and have positions in securities which may be those recommended for purchase or sale to investment advisory clients. In addition, Eagle and its related persons may also give advice and take action in the performance of their duties to clients, which may differ from, or be similar to the advice given, or the timing and nature of action taken, with respect to their own accounts. Eagle may combine transaction orders placed on behalf of clients, including accounts in which affiliated persons of Eagle have an investment interest. Eagle seeks to ensure that the firm and its employees do not personally benefit from the short-term market effects of recommendations to or actions for clients through personal securities policies and procedures under our firm Code of Ethics.

                  Eagle compensates its portfolio managers based primarily on the scale and complexity of their portfolio responsibilities and the performance of managed funds and accounts. Each portfolio manager is evaluated based on the composite performance of funds and accounts in each product for which the individual serves on the portfolio management team. This evaluation may afford differing weights to specific funds, accounts or products based on a portfolio manager's contribution or responsibility to the team. This weighting process is based on the overall size of a given fund or investment product and portfolio manager responsibility and/or contribution and may provide incentive for a portfolio manager to favor another account over the fund. Eagle has established procedures to mitigate this conflict including review of performance dispersion across all firm managed accounts, policies to monitor trading and best execution for all managed accounts and funds and annual review of the compensation weighting process by senior management to ensure incentives are properly aligned for the benefit of all Eagle clients and accounts.

      MUNDER
      ------

            o Munder Capital Management's ("Munder") personnel may be part of portfolio management teams serving numerous accounts for multiple clients of Munder and of its subsidiary Pierce Street Advisors, LLC ("Pierce Street"). These client accounts may include registered investment companies, other types of pooled accounts (e.g., hedge funds, private funds or collective investment funds), and separate accounts (I.E., accounts managed on behalf of individuals or public or private institutions). Portfolio managers, research analysts and trading desk personnel (collectively, "portfolio management teams") may provide services for clients of both Munder and Pierce Street simultaneously. A summary of certain potential conflicts of interest is provided below. Please note, however, that this summary is not intended to describe every possible conflict of interest that members of the portfolio management teams may face.

            o Munder and/or Pierce Street may receive differential compensation from different advisory clients (E.G., some clients, such as hedge funds, may pay higher management fees than are paid by other advisory clients and/or incentive compensation based on the investment performance of the clients) and each advisory client may be more or less profitable to Munder or Pierce Street than other advisory clients (E.G. clients also may demand different levels of service or have larger, smaller or multiple relationships with Munder and/or its affiliates). Munder and Pierce Street may compensate portfolio management team personnel differently depending on the nature of the a client's account (E.G., personnel participating in the portfolio management process for hedge funds and other incentive fee accounts may receive compensation that reflects, at least in part, the revenues generated by, including the incentive fees paid by, those funds and other accounts to reward superior performance). Portfolio management team personnel also may make personal investments in accounts (including hedge funds) they manage or support.

            o If other advisory clients utilize a management fee structure that could result in higher fees or are otherwise possibly more profitable relationships for Munder and/or Pierce Street than the Fund, or if the management of such clients could result in potentially higher compensation to the portfolio management team members ("Advisor Compensatory Accounts"), or if the portfolio management teams makes personal investments in certain client accounts (such as hedge funds), the portfolio management team members may have the incentive to direct a disproportionate amount of: (i) their attention: (ii) limited investment opportunities, such as less liquid securities or initial public offerings; and/or (iii) desirable trade allocations, to such accounts. The portfolio manager also may have an incentive to trade Adviser Compensatory Accounts or personal investments before (I.E., front run) or after the Fund in order to seek to take advantage of the potential upward or downward pressure on the market price of certain investments resulting from the Fund's trading activity. In addition, if the portfolio management team engages in short sales of securities for Advisor Compensatory Accounts or personal investments that are contemporaneously owned by other client accounts, the portfolio management team's use of short sales may be harmful to the performance of other clients that own that security.

            o Munder is a majority-owned subsidiary of Comerica Incorporated. Comerica is engaged through its subsidiaries in a wide variety of banking, insurance, broker-dealer, asset management, and other activities. Comerica and its subsidiaries therefore have business relationships with or may be in competition with many issuers of securities. If a portfolio management team knows of these relationships or thinks that they may exist, the team members may have an incentive to purchase or sell these securities, vote securities held or otherwise manage client accounts in a manner designed to benefit Comerica.

            o Even if there is no financial or other advantage to members of the portfolio management team, Munder or Comerica, portfolio management teams managing assets for multiple clients must make decisions that could be deemed to benefit some clients more than others, or benefit some clients to the detriment of others. For example, a portfolio management team managing assets using different investment strategies will need to allocate limited resources, such as their attention, investment opportunities and/or desirable trade allocations, among clients with different or competing interests. In addition, a portfolio manager may be in a position to make an investment that is appropriate for one client, but not appropriate for or against the interests of another client. For example, certain clients may seek more speculative investments that would not be appropriate for some other clients.

                  Although Munder does not track the time or attention each portfolio manager devotes to his or her advisory accounts, Munder does monitor the performance of all client accounts and periodically assesses whether each portfolio manager has adequate resources to effectively manage all of the accounts for which he or she is responsible.

                  Munder and Pierce Street have adopted and implemented numerous compliance policies and procedures, including Codes of Ethics and brokerage and trade allocation policies and procedures, which seek to address the conflicts associated with managing multiple accounts for multiple clients. Munder also has established an Investment Conflicts Committee to oversee potential issues relating to conflicts of interest that Munder, Pierce Street and the portfolio management teams may face. In addition, Munder and Pierce Street each have a designated Chief Compliance Officer (selected in accordance with the federal securities laws) as well as dedicated compliance staff whose activities are focused on monitoring the compliance policies and procedures of Munder and Pierce Street in order to detect and address potential and actual conflicts of interest. Furthermore, senior personnel of Munder periodically review the performance of all portfolio managers. However, there can be no assurance that the Investment Conflicts Committee and the compliance programs of Munder or Pierce Street will achieve their intended result.

      TURNER
      ------

                  As is typical for many money managers, potential conflicts of interest may arise related to Turner's management of accounts including the Fund where not all accounts are able to participate in a desired IPO, or other limited opportunity, relating to use of soft dollars and other brokerage practices, related to the voting of proxies, employee personal securities trading, related to the side by side management of accounts with performance based fees and accounts with fixed fees, and relating to a variety of other circumstances. In all cases, however, Turner believes it has written policies and procedures in place reasonably designed to prevent violations of the federal securities laws and to prevent material conflicts of interest from arising.

                                     PART C
                                OTHER INFORMATION

ITEM 23. EXHIBITS

      (a) Amended and Restated Agreement and Declaration of Trust. Attached as Exhibit.

      (b)   Amended and Restated Bylaws. Attached as Exhibit.

      (c)   Instruments Defining Rights of Security Holders.

            (1) Articles II, VI, VII and IX of the Amended and Restated Agreement and Declaration of Trust. Attached as Exhibit.

            (2) Article IV of the Amended and Restated Bylaws. Attached as Exhibit.

      (d)   Investment Advisory Agreement.

            (1) Interim Investment Advisory Agreement dated January 1, 2006 by and between the Registrant and Old Mutual Capital, Inc. Incorporated herein by reference to PEA No. 22 filed February 3, 2006.

            (2) Interim Investment Sub-Advisory Agreement dated January 1, 2006 by and among the Registrant, on behalf of the Old Mutual Large Cap Growth Portfolio and Old Mutual Large Cap Growth Concentrated Portfolio of the Registrant, Old Mutual Capital, Inc. and CastleArk Management, LLC. Incorporated herein by reference to PEA No. 22 filed February 3, 2006.

            (3) Interim Investment Sub-Advisory Agreement dated January 1, 2006 by and among the Registrant, on behalf of the Old Mutual Columbus Circle Technology and Communications Portfolio of the Registrant, Old Mutual Capital, Inc. and Columbus Circle Investors. Incorporated herein by reference to PEA No. 22 filed February 3, 2006.

            (4) Interim Investment Sub-Advisory Agreement dated January 1, 2006 by and among the Registrant, on behalf of the Old Mutual Small Cap Growth Portfolio of the Registrant, Old Mutual Capital, Inc. and Copper Rock Capital Partners LLC. Incorporated herein by reference to PEA No. 22 filed February 3, 2006.

            (5) Interim Investment Sub-Advisory Agreement dated January 1, 2006 by and among the Registrant, on behalf of the Old Mutual Small Cap Portfolio of the Registrant, Old Mutual Capital, Inc. and Eagle Asset Management, Inc. Incorporated herein by reference to PEA No. 22 filed February 3, 2006.

            (6) Interim Investment Sub-Advisory Agreement dated January 1, 2006 by and among the Registrant, on behalf of the Old Mutual Mid-Cap Portfolio, Old Mutual Select Value Portfolio, and the Old Mutual Small Cap Portfolio of the Registrant, Old Mutual Capital, Inc. and Liberty Ridge Capital, Inc. Incorporated herein by reference to PEA No. 22 filed February 3, 2006.

            (7) Interim Investment Sub-Advisory Agreement dated January 1, 2006 by and among the Registrant, on behalf of the Old Mutual Growth II Portfolio of the Registrant, Old Mutual Capital, Inc. and Munder Capital Management. Incorporated herein by reference to PEA No. 22 filed February 3, 2006.

            (8) Interim Investment Sub-Advisory Agreement dated January 1, 2006 by and among the Registrant, on behalf of the Old Mutual Growth II Portfolio, Old Mutual Large Cap Growth Portfolio, and Old Mutual Large Cap Growth Concentrated Portfolio of the Registrant, Old Mutual Capital, Inc. and Turner Investment Partners, Inc. Incorporated herein by reference to PEA No. 22 filed February 3, 2006.

            (9) Form of Management Agreement by and between the Registrant and Old Mutual Capital, Inc. Incorporated herein by reference to PEA No. 22 filed February 3, 2006.

            (10) Form of Investment Sub-Advisory Agreement by and among the Registrant, on behalf of the Old Mutual Large Cap Growth Portfolio and Old Mutual Large Cap Growth Concentrated Portfolio of the Registrant, Old Mutual Capital, Inc. and CastleArk Management, LLC. Incorporated herein by reference to PEA No. 22 filed February 3, 2006.

            (11) Form of Investment Sub-Advisory Agreement by and among the Registrant, on behalf of the Old Mutual Columbus Circle Technology and Communications Portfolio of the Registrant, Old Mutual Capital, Inc. and Columbus Circle Investors. Incorporated herein by reference to PEA No. 22 filed February 3, 2006.

            (12) Form of Investment Sub-Advisory Agreement by and among the Registrant, on behalf of the Old Mutual Small Cap Growth Portfolio of the Registrant, Old Mutual Capital, Inc. and Copper Rock Capital Partners LLC. Incorporated herein by reference to PEA No. 22 filed February 3, 2006.

            (13) Form of Investment Sub-Advisory Agreement by and among the Registrant, on behalf of the Old Mutual Small Cap Portfolio of the Registrant, Old Mutual Capital, Inc. and Eagle Asset Management, Inc. Incorporated herein by reference to PEA No. 22 filed February 3, 2006.

            (14) Form of Investment Sub-Advisory Agreement dated by and among the Registrant, on behalf of the Old Mutual Mid-Cap Portfolio, Old Mutual Select Value Portfolio, and the Old Mutual Small Cap Portfolio of the Registrant, Old Mutual Capital, Inc. and Liberty Ridge Capital, Inc. Incorporated herein by reference to PEA No. 22 filed February 3, 2006.

            (15) Form of Investment Sub-Advisory Agreement dated by and among the Registrant, on behalf of the Old Mutual Growth II Portfolio of the Registrant, Old Mutual Capital, Inc. and Munder Capital Management. Incorporated herein by reference to PEA No. 22 filed February 3, 2006.

            (16) Form of Investment Sub-Advisory Agreement by and among the Registrant, on behalf of the Old Mutual Growth II Portfolio, Old Mutual Large Cap Growth

                  Portfolio and Old Mutual Large Cap Growth Concentrated Portfolio of the Registrant, Old Mutual Capital, Inc. and Turner Investment Partners, Inc. Incorporated herein by reference to PEA No. 22 filed February 3, 2006.

      (e) Distribution Agreement. Distribution Agreement dated July 8, 2004 by and between the Registrant and Old Mutual Investment Partners. Incorporated herein by reference to PEA No. 21 filed April 8, 2005.

            (1) Form of Amendment to the Distribution Agreement dated March 1, 2006 by and between the Registrant and Old Mutual Investment Partners. Attached as Exhibit.

      (f)   Not Applicable

      (g) Custodian Agreement. Executed Custodian Agreement dated February 26, 2002 by and between the Registrant and Wachovia Bank, National Association (predecessor to U.S. Bank, N.A.). Incorporated herein by reference to PEA No. 15 filed April 29, 2002.

            (1) Form of Amendment to the Custody Agreement dated March 1, 2006 by and between the Registrant and U.S. Bank, National Association. Attached as Exhibit.

      (h)   Other Material Contracts.

            (1) Transfer Agency Agreement by and between the Registrant and DST Systems, Inc. Incorporated herein by reference to PEA No. 3 filed February 13, 1998.

                  (i) Schedule A to Transfer Agency Agreement by and between the Registrant and DST Systems, Inc. incorporated herein by reference to PEA No. 7 filed February 28, 2000.

                  (ii) Addendum to Agency Agreement by and between the Registrant and DST Systems, Inc. incorporated herein by reference to PEA No. 8 filed December 20, 2000.

                  (iii) Amended Exhibit A dated March 1, 2001 to add the PBHG
                        Small Cap Growth Portfolio to the Agency Agreement. Incorporated herein by reference to PEA No. 15 filed April 29, 2002.

                  (iv) Form of Amendment to the Agency Agreement dated March 1, 2006 by and between the Registrant and DST Systems, Inc. Attached as Exhibit.

            (2) Executed Administrative Services Agreement dated January 25, 2001 by and between the Registrant and PBHG Fund Services. Incorporated herein by reference to PEA No. 15 filed April 29, 2002

                  (i) Amended Schedule A dated March 1, 2001 to add the PBHG Small Cap Growth Portfolio the Administrative Services Agreement. Incorporated herein by reference to PEA No. 15 filed April 29, 2002.

                  (ii) Form of Amended Schedule A to add the PBHG Stable Value Portfolio to the Administrative Services Agreement. Incorporated herein by reference to PEA No. 13 filed January 25, 2002.

            (3) Executed Sub-Administrative Services Agreement dated January 1, 2001 by and between PBHG Fund Services and SEI Mutual Funds Services. incorporated herein by reference to PEA No. 10 filed March 2, 2001.

                  (i) Form of Amended Schedule A to add the Stable Value Portfolio to the Sub-Administrative Services Agreement. Incorporated herein by reference to PEA No. 15 filed April 20, 2002.

            (4) Executed Expense Limitation Agreement dated January 1, 2006 between the Registrant and Old Mutual Capital, Inc. Incorporated herein by reference to PEA No. 22 filed February 3, 2006.

            (5) Executed Escrow Agreement dated January 1, 2006 between the Registrant, Old Mutual Capital, Inc. and U.S. Bank, National Association. Attached as Exhibit.

      (i)   Consent of Counsel. Attached as Exhibit.

      (j)   Consent of Independent Auditors. Attached as Exhibit.

      (k)   Not Applicable

      (1) Stock Subscription Agreement dated March 6, 1997 incorporated herein by reference to PEA No. 5 filed February 11, 1999.

      (m)   Not Applicable

      (n)   Not Applicable

      (o)   Not Applicable

      (p)   Code of Ethics.

            (1) Amended Code of Ethics of Registrant, dated January 2005. Incorporated herein by reference to PEA No. 20 filed February 22, 2005.

            (2) Code of Ethics of Old Mutual Capital, Inc., dated April 2005. Incorporated herein by reference to PEA No. 22 filed February 3, 2006.

            (3) Code of Ethics of Old Mutual Investment Partners, dated January 2005. Incorporated herein by reference to PEA No. 20 filed February 22, 2005.

            (4) Code of Ethics of CastleArk Management, LLC, dated October 1, 2004. Incorporated herein by reference to PEA No. 22 filed February 3, 2006.

            (5) Code of Ethics of Columbus Circle Investors, dated January 3, 2005. Incorporated herein by reference to PEA No. 22 filed February 3, 2006.

            (6) Code of Ethics of Copper Rock Capital Partners LLC, dated August 10, 2005. Incorporated herein by reference to PEA No. 22 filed February 3, 2006.

            (7) Code of Ethics of Eagle Asset Management, Inc., dated March 1, 2005. Incorporated herein by reference to PEA No. 22 filed February 3, 2006.

            (8) Code of Ethics of Liberty Ridge Capital, Inc., dated April 2005. Incorporated herein by reference to PEA No. 22 filed February 3, 2006.

            (9) Codes of Ethics of Munder Capital Management, dated November 8, 2005. Incorporated herein by reference to PEA No. 22 filed February 3, 2006.

            (10) Code of Ethics of Turner Investment Partners, Inc., dated February 1, 2005. Incorporated herein by reference to PEA No. 22 filed February 3, 2006.

      (q)   Other: Form of Trustees' Power of Attorney. Attached as Exhibit.

ITEM 24. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT
There are no persons that are controlled by or under common control with the Registrant.

ITEM 25. INDEMNIFICATION
The Agreement and Declaration of Trust of the Registrant include the following:

                                  ARTICLE VIII
                   LIMITATION OF LIABILITY AND INDEMNIFICATION

      Section 8.1. Limitation of Liability. A Trustee or officer, when acting in such capacity, shall not be personally liable to any person for any act, omission or obligation of the Trust or any Trustee or officer; provided, however, that nothing contained herein or in the Delaware Act shall protect any Trustee or officer against any liability to the Trust or to Shareholders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office with the Trust.

      Section 8.2. Indemnification of Covered Persons. Every Covered Person shall be indemnified by the Trust to the fullest extent permitted by the Delaware Act, the Bylaws and other applicable law. The Bylaws of the Registrant include the following:

                                  ARTICLE VIII
                                 INDEMNIFICATION

      Section 1. Indemnification. For the purpose of this Section 1, "Trust" includes any domestic or foreign predecessor entity of this Trust in a merger, consolidation, or other transaction in which the predecessor's existence ceased upon consummation of the transaction; "proceeding" means any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative, or investigative; and "expenses" includes without limitation attorney's fees and any expenses of establishing a right to indemnification under this Section 1.

            (a) The Trust shall indemnify any person who was or is a party or is threatened to be made a party to any proceeding (other than an action by or in the right of the Trust) by reason of the fact that such person is or was a Covered Person, against expenses, judgments, fines and amounts paid in settlements actually and reasonably incurred by such person in connection with such proceeding, if it is determined that person acted in good faith and reasonably believed: (a) in the case of conduct in his official capacity as a Covered Person, that his conduct was in the Trust's best interests and (b) in all other cases, that his conduct was at least not opposed to the Trust's best interests and (c) in the case of a criminal proceeding, that he had no reasonable cause to believe that his conduct was unlawful. The termination of any proceeding by judgment, order or settlement shall not, of itself, create a presumption that the person did not meet the requisite standard of conduct set forth in this
      Section 1. The termination of any proceeding by conviction, or a plea of nolo contendere or its equivalent, or an entry of an order of probation prior to judgment, creates a rebuttable presumption that the person did not meet the requisite standard of conduct set forth in this Section 1.

            (b) The Trust shall indemnify any person who was or is a party or is threatened to be made a party to any proceeding by or in the right of the Trust to procure a judgment in its favor by reason of the fact that person is or was a Covered Person, against expenses actually and reasonably incurred by that person in connection with the defense or settlement of such action or suit if that person acted in good faith, in a manner that person believed to be in the best interests of the Trust and with such care, including reasonable inquiry, as an ordinarily prudent person in a like position would use under similar circumstances.

            (c) Notwithstanding any provision to the contrary contained herein, there shall be no right to indemnification for any liability arising by reason of willful misfeasance, bad faith, gross negligence, or the reckless disregard of the duties involved in the conduct of the Covered Person's office with the Trust.

      Section 2. Advance Payments of Indemnifiable Expenses. To the maximum extent permitted by law, the Trust or applicable Portfolio may advance to a Covered Person, in connection with the preparation and presentation of a defense to any claim, action, suit, or proceeding, expenses for which the Covered Person would ultimately be entitled to indemnification; provided that the Trust or applicable Portfolio has received an undertaking by or on behalf of such Covered Person that such amount will be paid over by him to the Trust or applicable Portfolio if it is ultimately determined that he is not entitled to indemnification for such expenses, and further provided that (i) such Covered Person shall have provided appropriate security for such undertaking, (ii) the Trust is insured against losses arising out of any such advance payments, or
(iii) either a majority of the Trustees who are not interested persons (as defined in the 1940 Act) of the Trust nor parties to the matter, or independent legal counsel in a written opinion shall have determined, based upon a review of readily available facts (as opposed to a full trial-type inquiry) that there is reason to believe that such Covered Person will not be disqualified from indemnification for such expenses.

Insofar as indemnification for liability arising under the Securities Act of 1933, as amended ("1933 Act") may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suite or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

ITEM 26. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER:

The list required by this Item 26 of officers and directors of the investment adviser and sub-advisers, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years, is incorporated by reference to

Schedule A of the respective Forms ADV filed by the investment adviser and sub-adviser under the file numbers indicated in the table below:

--------------------------------------------------------------------------------
Adviser/Sub-Adviser                             Advisers Act Registration Number
--------------------------------------------------------------------------------
Old Mutual Capital, Inc.                        801-63140

CastleArk Management, LLC                       801-56239

Columbus Circle Investors                       801-47516

Copper Rock Capital Partners LLC                801-63900

Eagle Asset Management, Inc.                    801-21343

Liberty Ridge Capital, Inc.                     801-48872

Munder Capital Management                       801-48394

Turner Investment Partners, Inc.                801-36220

ITEM 27. PRINCIPAL UNDERWRITERS

(a) Registrant's distributor, Old Mutual Investment Partners, acts as distributor for the Registrant, Old Mutual Advisor Funds and Old Mutual Advisor Funds II.

The principal business address of each person named in the table below is Old Mutual Investment Partners, 4643 South Ulster St., 6th Floor, Denver, Colorado 80237:

--------------------------------------------------------------------------------------------------------
                        Positions and Office with Old Mutual
Name                    Investment Partners                         Position and Offices with Registrant
--------------------------------------------------------------------------------------------------------
David J. Bullock        Trustee, Chief Executive Officer            President

Michael W. Rose         President                                   None

Mark E. Black           Chief Financial Officer and                 Treasurer, Chief Financial Officer
                        Chief Administrative Officer                and Controller

James F. Lummanick      Senior Vice President and Chief Compliance  Vice President and Chief Compliance
                        Officer                                     Officer

George Vogel            Executive Vice President                    None

Michael W. Mathies      Vice President                              None

Andra C. Ozols          Executive Vice President, General Counsel   Vice President and Secretary
                        and Secretary

c. None.

ITEM 28. LOCATION OF ACCOUNTS AND RECORDS

                  Books or other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940, and the Rules promulgated thereunder, are maintained as follows:

                        (a)   With respect to Rules 31a-1(a); 31a-l(b)(l);
                              (2)(a) and (b); (3); (6); (8); (12); and 31a-l(d),
                              the required books and records are maintained at the offices of Registrant's Custodian:

                              U.S. Bank, N.A.
                              (successor to Wachovia Bank, N.A.)
                              123 South Broad Street
                              Philadelphia, PA 19109

                        (b)   With respect to Rules 31a-1(a); 31a-l(b) (1), (4);
                              (2)(C) and (D); (4); (5); (6); (8); (9); (10);
                              (11) and 31a-l(f), the required books and records are currently maintained at the offices of Registrant's Sub-Administrator:

                              SEI Investments Mutual Funds Services
                              One Freedom Valley Road
                              Oaks, PA 19456

                        (c)   With respect to Rules 31a-l(b)(5), (6), (9) and
                              (10) and 31a-l(f), the required books and records are maintained at the principal offices of the Registrant's Adviser or Sub-Adviser:

                              Old Mutual Capital, Inc.
                              4643. S. Ulster Street, 6th Floor
                              Denver, CO 80237

                              CastleArk Management, LLC
                              1 North Wacker Drive, Suite 2950
                              Chicago, Illinois 60606

                              Columbus Circle Investors
                              Metro Center
                              One Station Place
                              Stamford, CT 06902

                              Copper Rock Capital Partners LLC
                              200 Clarendon Street, 53rd Floor
                              Boston, MA 02116

                              Eagle Asset Management, Inc.
                              880 Carillon Parkway
                              St. Petersburg, FL 33716

                              Liberty Ridge Capital, Inc.
                              1400 Liberty Ridge Drive
                              Wayne, PA 19087

                              Munder Capital Management
                              480 Pierce Street
                              Birmingham, MI 48009

                              Turner Investment Partners, Inc.
                              1205 Westlakes Drive, Suite 100
                              Berwyn, PA 19312

ITEM 29. MANAGEMENT SERVICES

None

ITEM 30. UNDERTAKINGS

Not Applicable.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, this Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under rule 485(b) under the Securities Act and has duly caused this Post Effective Amendment No. 23 to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in this City of Denver and State of Colorado on this 4th day of April, 2006.

                                                OLD MUTUAL INSURANCE SERIES FUND
                                                Registrant

                                                By: /s/ David J. Bullock
                                                    David J. Bullock
                                                    President

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 23 to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

          Signature                          Title                  Date

                            *       Trustee                    April 4, 2006
-----------------------------
John R. Bartholdson

                            *       Trustee                    April 4, 2006
-----------------------------
Jettie M. Edwards

                            *       Trustee                    April 4, 2006
-----------------------------
Albert A. Miller

                            *       Trustee                    April 4, 2006
-----------------------------
Leigh A. Wilson

/s/ David J. Bullock                President                  April 4, 2006
--------------------
David J. Bullock

/s/ Mark E. Black                   Treasurer,                 April 4, 2006
-----------------                   Chief Financial Officer
Mark E. Black                       and Controller

                                *By /s/ Andra C. Ozols
                                    ---------------------
                                    Andra C. Ozols
                                    Attorney-in-Fact

                                  Exhibit Index

Exhibit No.    Exhibit
-----------    -----------------------------------------------------------------
(a)            Amended and Restated Agreement and Declaration of Trust

(b)            Amended and Restated Bylaws

(e)(1) Form of Amendment to the Distribution Agreement dated March 1, 2006 by and between the Registrant and Old Mutual Investment Partners.

(g)(1) Form of Amendment to the Custody Agreement dated March 1, 2006 by and between the Registrant and U.S. Bank, National Association.

(h)(1)(iv) Form of Amendment to the Agency Agreement dated March 1, 2006 by and between the Registrant and DST Systems, Inc.

(h)(5) Executed Escrow Agreement dated January 1, 2006 between the Registrant, Old Mutual Capital, Inc. and U.S. Bank, National Association

(i)            Consent of Counsel

(j)            Consent of Independent Auditors

(q)            Other: Form of Trustees' Power of Attorney